Schedule of Investments Core Bond Fund^

(Unaudited) January 31, 2021

PRINCIPAL AMOUNT		VALUE

U.S. Treasury Obligations 32.3%
	U.S. Treasury Bonds
$7,485,000	1.13%, due 5/15/2040	$6,848,775
7,245,000	3.00%, due 5/15/2045	9,045,496
4,625,000	1.38%, due 8/15/2050	4,132,871
	U.S. Treasury Inflation-Indexed Bonds(a)
12,653,490	0.13%, due 1/15/2030	14,166,966
523,744	2.13%, due 2/15/2040	805,237
4,382,655	1.38%, due 2/15/2044	6,251,047
	U.S. Treasury Notes
45,595,000	1.88%, due 2/28/2022	46,474,841	(b)
39,715,000	0.13%, due 8/31/2022	39,728,962
20,965,000	0.50%, due 3/31/2025 – 10/31/2027	20,703,453
7,075,000	2.88%, due 5/31/2025	7,846,617
7,520,000	0.38%, due 11/30/2025	7,508,250
18,820,000	0.88%, due 11/15/2030	18,467,125
	Total U.S. Treasury Obligations (Cost $181,024,802)	181,979,640

U.S. Government Agency Securities 0.8%
1,160,000	Federal Home Loan Bank, 5.50%, due 7/15/2036	1,771,099
	Federal National Mortgage Association
455,000	5.63%, due 7/15/2037	710,720
1,240,000	0.88%, due 8/5/2030	1,204,726
700,000	Tennessee Valley Authority, 5.25%, due 9/15/2039	1,026,433
	Total U.S. Government Agency Securities (Cost $4,089,642)	4,712,978

Mortgage-Backed Securities 42.5%
Collateralized Mortgage Obligations 6.3%
770,852	Angel Oak Mortgage Trust, Ser. 2019-6, Class A1, 2.62%, due 11/25/2059	782,253	(c)(d)
1,641,274	Angel Oak Mortgage Trust I LLC, Ser. 2019-1, Class A1, 3.92%, due 11/25/2048	1,677,898	(c)(d)
377,791	Bear Stearns ALT-A Trust, Ser. 2004-8, Class 2A, (1M USD LIBOR + 0.68%), 0.81%, due 9/25/2034	377,327	(e)
1,643,917	Bunker Hill Loan Depositary Trust, Ser. 2019-1, Class A1, 3.61%, due 10/26/2048	1,667,245	(c)(f)
1,285,763	Deephaven Residential Mortgage Trust, Ser. 2019-1A, Class A1, 3.74%, due 1/25/2059	1,300,948	(c)(d)
	Fannie Mae Connecticut Avenue Securities
997,348	Ser. 2017-C03, Class 1M2, (1M USD LIBOR + 3.00%), 3.13%, due 10/25/2029	1,017,009	(e)
1,213,957	Ser. 2018-C01, Class 1M2, (1M USD LIBOR + 2.25%), 2.38%, due 7/25/2030	1,220,150	(e)
1,451,885	Ser. 2020-R02, Class 2M1, (1M USD LIBOR + 0.75%), 0.88%, due 1/25/2040	1,452,452	(c)(e)
1,288,906	Ser. 2020-R01, Class 1M1, (1M USD LIBOR + 0.80%), 0.93%, due 1/25/2040	1,288,906	(c)(e)
2,814,216	Fannie Mae Interest Strip, Ser. 418, Class C24, 4.00%, due 8/25/2043	419,286	(g)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

	Fannie Mae Real Estate Mortgage Investment Conduits
$8,281	Ser. 2003-W5, Class A, (1M USD LIBOR + 0.11%), 0.37%, due 4/25/2033	$8,100	(e)
1,850,490	Ser. 2012-15, Class S, (5.95% - 1M USD LIBOR), 5.82%, due 3/25/2042	362,767	(e)(g)
1,635,700	Ser. 2012-70, Class HS, (6.00% - 1M USD LIBOR), 5.87%, due 7/25/2042	338,132	(e)(g)
1,325,770	Ser. 2012-128, Class SL, (6.15% - 1M USD LIBOR), 6.02%, due 11/25/2042	286,354	(e)(g)
1,377,472	Ser. 2012-140, Class PI, 3.50%, due 12/25/2042	186,548	(g)
1,615,997	Ser. 2017-100, Class S, (6.15% - 1M USD LIBOR), 6.02%, due 12/25/2042	363,174	(e)(g)
1,188,170	Ser. 2012-130, Class AS, (6.70% - 1M USD LIBOR), 6.57%, due 12/25/2042	259,557	(e)(g)
1,043,451	Ser. 2013-6, Class SB, (6.10% - 1M USD LIBOR), 5.97%, due 2/25/2043	224,907	(e)(g)
1,318,047	Ser. 2013-18, Class PS, (6.10% - 1M USD LIBOR), 5.97%, due 3/25/2043	286,036	(e)(g)
2,610,914	Ser. 2015-32, Class SA, (6.20% - 1M USD LIBOR), 6.07%, due 5/25/2045	526,026	(e)(g)
1,645,103	Ser. 2016-32, Class LI, 3.50%, due 6/25/2046	241,678	(g)
734,968	Ser. 2016-40, Class SA, (5.85% - 1M USD LIBOR), 5.72%, due 7/25/2046	151,144	(e)(g)
2,194,080	Ser. 2016-95, Class US, (6.00% - 1M USD LIBOR), 5.85%, due 12/25/2046	465,388	(e)(g)
1,805,167	Ser. 2020-52, Class GI, 4.50%, due 8/25/2050	334,158	(g)
	Freddie Mac Real Estate Mortgage Investment Conduits
588,708	Ser. 4018, Class HS, (6.45% - 1M USD LIBOR), 6.32%, due 3/15/2042	110,320	(e)(g)
1,221,799	Ser. 4120, Class SV, (6.15% - 1M USD LIBOR), 6.02%, due 10/15/2042	237,054	(e)(g)
1,117,564	Ser. 4385, Class IA, 4.50%, due 9/15/2044	184,105	(g)
2,102,165	Ser. 4572, Class SA, (6.05% - 1M USD LIBOR), 5.92%, due 4/15/2046	444,505	(e)(g)
1,754,509	Ser. 4905, Class SA, (6.10% - 1M USD LIBOR), 5.97%, due 8/25/2049	329,010	(e)(g)
	Freddie Mac Strips
2,238,921	Ser. 303, Class C10, 3.50%, due 1/15/2033	226,099	(g)
1,330,373	Ser. 312, Class S1, (5.95% - 1M USD LIBOR), 5.82%, due 9/15/2043	283,325	(e)(g)
	Freddie Mac Structured Agency Credit Risk Debt Notes
957,971	Ser. 2017-DNA1, Class M2, (1M USD LIBOR + 3.25%), 3.38%, due 7/25/2029	987,706	(e)
450,000	Ser. 2017-DNA3, Class M2, (1M USD LIBOR + 2.50%), 2.63%, due 3/25/2030	458,032	(e)
1,716,764	Ser. 2017-HQA3, Class M2, (1M USD LIBOR + 2.35%), 2.48%, due 4/25/2030	1,740,648	(e)
759,528	Ser. 2018-HQA1, Class M2, (1M USD LIBOR + 2.30%), 2.43%, due 9/25/2030	761,945	(e)
2,236,609	Ser. 2019-CS03, Class M1, (1M USD LIBOR + 0.00%), 0.18%, due 10/25/2032	2,217,038	(c)(e)
5,000,000	Ser. 2020-HAQ5, Class M1, (SOFR + 1.10%), 1.18%, due 11/25/2050	5,010,252	(c)(e)
	Freddie Mac Structured Agency Credit Risk Debt Notes Real Estate Mortgage Investment Conduits
160,793	Ser. 2020-DNA1, Class M1, (1M USD LIBOR + 0.70%), 0.83%, due 1/25/2050	160,889	(c)(e)
410,948	Ser. 2020-DNA2, Class M1, (1M USD LIBOR + 0.75%), 0.88%, due 2/25/2050	411,193	(c)(e)
542,170	Ser. 2020-HQA1, Class M1, (1M USD LIBOR + 0.75%), 0.88%, due 1/25/2050	542,552	(c)(e)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

$1,123,722	GCAT Trust, Ser. 2019-NQM3, Class A1, 2.69%, due 11/25/2059	$1,157,587	(c)(d)
	Government National Mortgage Association
1,497,207	Ser. 2013-5, Class BI, 3.50%, due 1/20/2043	243,733	(g)
1,489,746	Ser. 2013-23, Class IT, 3.50%, due 2/20/2043	260,563	(g)
1,284,172	Ser. 2018-124, Class DS, (6.10% - 1M USD LIBOR), 5.97%, due 12/16/2043	282,930	(e)(g)
1,334,026	Ser. 2016-77, Class TS, (6.15% - 1M USD LIBOR), 6.02%, due 12/20/2044	241,732	(e)(g)
1,543,881	Ser. 2019-22, Class SA, (5.60% - 1M USD LIBOR), 5.47%, due 2/20/2045	322,740	(e)(g)
1,288,315	Ser. 2016-91, Class NS, (6.08% - 1M USD LIBOR), 5.95%, due 7/20/2046	310,827	(e)(g)
2,443,668	Ser. 2018-36, Class SC, (6.15% - 1M USD LIBOR), 6.02%, due 2/16/2047	533,970	(e)(g)
2,418,496	Ser. 2018-7, Class SA, (6.20% - 1M USD LIBOR), 6.07%, due 1/20/2048	468,611	(e)(g)
480,623	New Residential Mortgage Loan Trust, Ser. 2019-NQM5, Class A1, 2.71%, due 11/25/2059	494,045	(c)(d)
705,847	Starwood Mortgage Residential Trust, Ser. 2019-INV1, Class A1, 2.61%, due 9/27/2049	719,752	(c)(d)
831,518	Verus Securitization Trust, Ser. 2019-4, Class A1, 2.64%, due 11/25/2059	853,203	(c)(f)
		35,231,809
Commercial Mortgage-Backed 6.3%
1,713,842	BX Commercial Mortgage Trust, Ser. 2018-IND, Class A, (1M USD LIBOR + 0.75%), 0.88%, due 11/15/2035	1,715,993	(c)(e)
463,394	CD Mortgage Trust, Ser. 2018-CD7, Class A1, 3.28%, due 8/15/2051	476,763
	Citigroup Commercial Mortgage Trust
1,093,000	Ser. 2013-GC11, Class B, 3.73%, due 4/10/2046	1,149,542	(d)
330,000	Ser. 2013-GC17, Class B, 5.10%, due 11/10/2046	355,527	(d)
745,000	Ser. 2014-GC23, Class B, 4.18%, due 7/10/2047	808,341	(d)
4,557,478	Ser. 2014-GC25, Class XA, 0.99%, due 10/10/2047	137,691	(d)(g)
2,315,937	Ser. 2015-GC27, Class XA, 1.34%, due 2/10/2048	102,018	(d)(g)
550,000	Ser. 2015-P1, Class A5, 3.72%, due 9/15/2048	616,872
520,000	Ser. 2018-C6, Class A4, 4.41%, due 11/10/2051	620,951
	Commercial Mortgage Trust
1,060,000	Ser. 2012-CR4, Class AM, 3.25%, due 10/15/2045	1,073,797
1,000,000	Ser. 2013-LC6, Class B, 3.74%, due 1/10/2046	1,033,301
500,000	Ser. 2014-CR15, Class B, 4.69%, due 2/10/2047	551,274	(d)
5,222,937	Ser. 2014-CR16, Class XA, 0.98%, due 4/10/2047	137,240	(d)(g)
3,276,586	Ser. 2014-LC15, Class XA, 1.09%, due 4/10/2047	87,920	(d)(g)
900,000	Ser. 2014-LC15, Class AM, 4.20%, due 4/10/2047	985,933
5,154,793	Ser. 2014-CR17, Class XA, 0.97%, due 5/10/2047	128,786	(d)(g)
3,074,194	Ser. 2014-UBS3, Class XA, 1.07%, due 6/10/2047	92,099	(d)(g)
17,527,844	Ser. 2014-CR18, Class XA, 1.01%, due 7/15/2047	490,385	(d)(g)
4,183,883	Ser. 2014-UBS6, Class XA, 0.89%, due 12/10/2047	112,182	(d)(g)
485,000	Ser. 2014-CR21, Class AM, 3.99%, due 12/10/2047	533,616
1,105,000	Ser. 2015-LC21, Class A4, 3.71%, due 7/10/2048	1,234,971
275,560	Ser. 2017-COR2, Class A1, 2.11%, due 9/10/2050	278,308
	CSAIL Commercial Mortgage Trust
23,975,074	Ser. 2016-C5, Class XA, 0.92%, due 11/15/2048	847,708	(d)(g)
353,000	Ser. 2016-C7, Class A5, 3.50%, due 11/15/2049	394,694
1,185,000	Ser. 2015-C1, Class B, 4.04%, due 4/15/2050	1,251,594	(d)
227,172	Ser. 2017-CX9, Class A1, 2.02%, due 9/15/2050	228,948
1,280,000	Ser. 2017-CX9, Class A5, 3.45%, due 9/15/2050	1,432,487
1,050,000	Ser. 2019-C15, Class A4, 4.05%, due 3/15/2052	1,225,802

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

	Freddie Mac Multifamily Structured Pass Through Certificates
$25,260,273	Ser. KW03, Class X1, 0.84%, due 6/25/2027	$1,043,017	(d)(g)
63,186,000	Ser. K088, Class XAM, 0.42%, due 1/25/2029	2,131,188	(d)(g)
22,971,814	Ser. K090, Class X1, 0.71%, due 2/25/2029	1,236,476	(d)(g)
10,000,000	Ser. K098, Class XAM, 1.39%, due 8/25/2029	1,075,445	(d)(g)
	GS Mortgage Securities Trust
770,000	Ser. 2012-GCJ9, Class B, 3.75%, due 11/10/2045	799,984	(c)
9,369,211	Ser. 2014-GC18, Class XA, 1.00%, due 1/10/2047	230,197	(d)(g)
765,000	JPMBB Commercial Mortgage Securities Trust, Ser. 2015-C33, Class AS, 4.02%, due 12/15/2048	855,384
	Morgan Stanley Bank of America Merrill Lynch Trust
3,672,380	Ser. 2014-C16, Class XA, 1.00%, due 6/15/2047	88,419	(d)(g)
99,280	Ser. 2017-C34, Class A1, 2.11%, due 11/15/2052	99,604
1,000,000	Morgan Stanley Capital I Trust, Ser. 2017-H1, Class A5, 3.53%, due 6/15/2050	1,127,992
	UBS Commercial Mortgage Trust
136,232	Ser. 2017-C4, Class A1, 2.13%, due 10/15/2050	136,675
1,166,040	Ser. 2018-C14, Class A1, 3.38%, due 12/15/2051	1,198,868
	Wells Fargo Commercial Mortgage Trust
725,000	Ser. 2012-LC5, Class B, 4.14%, due 10/15/2045	753,606
500,000	Ser. 2015-C29, Class A4, 3.64%, due 6/15/2048	557,812
670,000	Ser. 2015-NXS4, Class C, 4.70%, due 12/15/2048	731,511	(d)
225,000	Ser. 2016-LC24, Class A4, 2.94%, due 10/15/2049	247,096
950,000	Ser. 2016-NXS6, Class A4, 2.92%, due 11/15/2049	1,036,724
315,760	Ser. 2017-C39, Class A1, 1.98%, due 9/15/2050	318,267
373,269	Ser. 2018-C46, Class A1, 3.16%, due 8/15/2051	382,967
375,000	Ser. 2018-C46, Class A4, 4.15%, due 8/15/2051	441,852
380,000	Ser. 2019-C50, Class A4, 3.47%, due 5/15/2052	421,133
510,000	Ser. 2019-C51, Class A4, 3.31%, due 6/15/2052	572,256
	WF-RBS Commercial Mortgage Trust
1,000,000	Ser. 2012-C8, Class B, 4.31%, due 8/15/2045	1,035,202
5,659,639	Ser. 2014-C25, Class XA, 0.81%, due 11/15/2047	141,948	(d)(g)
13,377,383	Ser. 2014-C22, Class XA, 0.80%, due 9/15/2057	305,632	(d)(g)
560,000	Ser. 2014-C22, Class AS, 4.07%, due 9/15/2057	616,680	(d)
		35,690,678
Fannie Mae 12.8%
	Pass-Through Certificates
3,922,845	2.00%, due 1/1/2051 – 2/1/2051	4,056,189	(h)
8,403,314	2.50%, due 5/1/2050 – 1/1/2051	8,860,409	(h)
19,878,795	3.00%, due 10/1/2041 – 9/1/2050	21,023,031
13,208,633	3.50%, due 12/1/2041 – 12/1/2049	14,228,936
17,308,204	4.00%, due 1/1/2041 – 3/1/2049	18,767,911
3,506,505	4.50%, due 4/1/2034 – 5/1/2050	3,863,873
963,716	5.00%, due 4/1/2023 – 9/1/2041	1,098,861
287,324	5.50%, due 5/1/2038 – 3/1/2041	333,654
		72,232,864
Freddie Mac 6.1%
	Pass-Through Certificates
1,473,808	2.00%, due 12/1/2050 – 2/1/2051	1,522,966	(h)
8,862,155	2.50%, due 6/1/2050 – 2/1/2051	9,337,446
3,299,462	3.00%, due 11/1/2046 – 3/1/2050	3,484,005
7,894,148	3.50%, due 7/1/2042 – 1/1/2050	8,496,974
8,701,065	4.00%, due 11/1/2040 – 8/1/2048	9,444,992
1,190,947	4.50%, due 6/1/2039 – 7/1/2047	1,322,316
393,030	5.00%, due 5/1/2023 – 5/1/2041	439,194
68,842	5.50%, due 5/1/2035 – 11/1/2038	80,708
		34,128,601

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

Ginnie Mae 4.5%
	Pass-Through Certificates
$2,295,533	3.50%, due 1/20/2043 – 4/20/2050	$2,461,154
763,441	4.00%, due 11/20/2044 – 2/20/2050	825,823
6,560,000	2.00%, TBA, 30 Year Maturity	6,813,175	(i)
13,955,000	2.50%, TBA, 30 Year Maturity	14,684,912	(i)
230,000	3.50%, TBA, 30 Year Maturity	243,405	(i)
		25,028,469
Uniform Mortgage-Backed Securities 6.5%
	Pass-Through Certificates
19,250,000	2.00%, TBA, 30 Year Maturity, 2.00%, due 2/12/2051	19,878,633	(i)
15,425,000	2.50%, TBA, 30 Year Maturity, 2.50%, due 2/12/2051	16,253,491	(i)
345,000	4.50%, TBA, 30 Year Maturity, 4.50%, due 2/12/2051	374,756	(i)
		36,506,880
	Total Mortgage-Backed Securities (Cost $238,119,439)	238,819,301

Corporate Bonds 29.2%
Aerospace & Defense 0.6%
	Boeing Co.
365,000	3.90%, due 5/1/2049	372,744
155,000	3.75%, due 2/1/2050	156,075
1,915,000	5.81%, due 5/1/2050	2,524,704	(j)
		3,053,523
Agriculture 1.4%
1,500,000	Altria Group, Inc., 3.88%, due 9/16/2046	1,563,547
	BAT Capital Corp.
1,410,000	4.91%, due 4/2/2030	1,668,405
1,630,000	3.73%, due 9/25/2040	1,666,224	(j)
1,000,000	5.28%, due 4/2/2050	1,200,109
1,960,000	BAT International Finance PLC, 1.67%, due 3/25/2026	1,990,404	(j)
		8,088,689
Airlines 1.7%
5,345,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, due 10/20/2025	5,711,896	(c)(j)
3,322,684	United Airlines Pass Through Trust, Ser. 2020-1, Class A, 5.88%, due 10/15/2027	3,711,151	(j)
		9,423,047
Auto Manufacturers 1.6%
$1,525,000	General Motors Co., 6.13%, due 10/1/2025	$1,836,958	(j)
	General Motors Financial Co., Inc.
1,000,000	5.10%, due 1/17/2024	1,117,211
2,230,000	3.60%, due 6/21/2030	2,461,445
	Volkswagen Group of America Finance LLC
1,620,000	2.70%, due 9/26/2022	1,677,292	(c)(j)
1,610,000	3.35%, due 5/13/2025	1,763,946	(c)(j)
		8,856,852
Banks 4.9%
	Bank of America Corp.
1,410,000	3.97%, due 3/5/2029	1,623,128	(j)(k)
860,000	2.50%, due 2/13/2031	896,705	(k)
795,000	4.08%, due 3/20/2051	960,329	(k)
1,440,000	Barclays PLC, 2.85%, due 5/7/2026	1,534,738	(j)(k)
1,130,000	BNP Paribas SA, 3.05%, due 1/13/2031	1,213,899	(c)(k)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

	Citigroup, Inc.
$1,300,000	3.89%, due 1/10/2028	$1,483,427	(j)(k)
695,000	3.52%, due 10/27/2028	780,011	(k)
1,070,000	2.98%, due 11/5/2030	1,155,739	(k)
1,080,000	Credit Suisse Group AG, 4.19%, due 4/1/2031	1,251,205	(c)(k)
	Goldman Sachs Group, Inc.
465,000	4.02%, due 10/31/2038	551,077	(k)
550,000	5.15%, due 5/22/2045	738,923
1,345,000	HSBC Holdings PLC, 6.00%, due 5/22/2027	1,457,200	(k)(l)
	JPMorgan Chase & Co.
575,000	4.49%, due 3/24/2031	691,344	(k)
1,330,000	3.11%, due 4/22/2041	1,437,615	(j)(k)
1,070,000	Lloyds Banking Group PLC, 1.33%, due 6/15/2023	1,081,708	(k)
	Morgan Stanley
2,355,000	3.59%, due 7/22/2028	2,663,836	(j)(k)
2,455,000	2.70%, due 1/22/2031	2,609,637	(k)
1,950,000	Natwest Group PLC, 3.03%, due 11/28/2035	1,958,873	(j)(k)
	Wells Fargo & Co.
2,605,000	2.57%, due 2/11/2031	2,727,293	(j)(k)
535,000	5.01%, due 4/4/2051	735,822	(k)
		27,552,509
Beverages 0.6%
	Anheuser-Busch InBev Worldwide, Inc.
865,000	4.60%, due 4/15/2048	1,050,441
1,260,000	4.75%, due 4/15/2058	1,567,456	(j)
610,000	5.80%, due 1/23/2059	887,568
		3,505,465
Building Materials 0.3%
1,575,000	Carrier Global Corp., 2.72%, due 2/15/2030	1,668,030

Computers 1.0%
1,155,000	Apple, Inc., 4.65%, due 2/23/2046	1,567,745	(j)
1,200,000	Dell International LLC/EMC Corp., 6.02%, due 6/15/2026	1,448,631	(c)
1,805,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, due 6/15/2023	1,982,821	(c)(j)
580,000	IBM Corp., 4.25%, due 5/15/2049	719,607
		5,718,804
Diversified Financial Services 1.7%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1,500,000	1.75%, due 1/30/2026	1,477,908	(j)
1,700,000	4.45%, due 10/1/2025	1,870,641	(j)
	Air Lease Corp.
1,210,000	2.30%, due 2/1/2025	1,248,894
1,000,000	3.13%, due 12/1/2030	1,021,360
1,595,000	Avolon Holdings Funding Ltd., 3.25%, due 2/15/2027	1,638,979	(c)(j)
2,165,000	Synchrony Financial, 2.85%, due 7/25/2022	2,234,349	(j)
		9,492,131
Electric 1.3%
355,000	Berkshire Hathaway Energy Co., 4.25%, due 10/15/2050	440,576	(c)
600,000	Consolidated Edison Co. of New York, Inc., 3.95%, due 4/1/2050	711,762
1,565,000	DTE Energy Co., Ser. C, 3.40%, due 6/15/2029	1,756,204
1,005,000	Entergy Corp., 2.80%, due 6/15/2030	1,073,780
995,000	Exelon Corp., 4.70%, due 4/15/2050	1,277,529
	Pacific Gas and Electric Co.
1,005,000	2.50%, due 2/1/2031	998,284
1,000,000	3.30%, due 8/1/2040	983,471
		7,241,606

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

Food 0.4%
$1,415,000	Grupo Bimbo SAB de CV, 4.70%, due 11/10/2047	$1,696,434	(c)(j)
310,000	Kroger Co., 5.40%, due 1/15/2049	436,640
		2,133,074
Healthcare - Services 0.4%
	HCA, Inc.
1,000,000	4.50%, due 2/15/2027	1,160,527
940,000	5.25%, due 6/15/2049	1,199,254
		2,359,781
Insurance 0.2%
1,015,000	AXA Equitable Holdings, Inc., 5.00%, due 4/20/2048	1,306,034	(j)

Media 1.3%
2,450,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, due 3/1/2050	2,787,715	(j)
1,680,000	Fox Corp., 5.58%, due 1/25/2049	2,325,827	(j)
	ViacomCBS, Inc.
815,000	4.95%, due 1/15/2031	1,006,991
1,030,000	4.20%, due 5/19/2032	1,220,273
		7,340,806
Mining 0.4%
	Anglo American Capital PLC
805,000	3.63%, due 9/11/2024	882,295	(c)
1,100,000	5.38%, due 4/1/2025	1,283,860	(c)
		2,166,155
Miscellaneous Manufacturer 0.5%
1,290,000	General Electric Capital Corp., 5.88%, due 1/14/2038	1,722,916	(j)
1,065,000	General Electric Co., 4.35%, due 5/1/2050	1,230,111
		2,953,027
Oil & Gas 2.4%
1,820,000	BP Capital Markets America, Inc., 3.63%, due 4/6/2030	2,070,798	(j)
350,000	Canadian Natural Resources Ltd., 4.95%, due 6/1/2047	432,779
905,000	Concho Resources, Inc., 4.88%, due 10/1/2047	1,188,766
1,375,000	Exxon Mobil Corp., 3.45%, due 4/15/2051	1,495,420	(j)
1,705,000	Marathon Petroleum Corp., 4.70%, due 5/1/2025	1,945,889
	Occidental Petroleum Corp.
1,280,000	3.20%, due 8/15/2026	1,203,200
1,305,000	3.50%, due 8/15/2029	1,210,870
470,000	4.30%, due 8/15/2039	411,250
3,265,000	Phillips 66, 1.30%, due 2/15/2026	3,304,840	(j)
		13,263,812
Pharmaceuticals 1.7%
	AbbVie, Inc.
425,000	3.20%, due 11/21/2029	470,210
510,000	4.05%, due 11/21/2039	597,908
1,110,000	4.70%, due 5/14/2045	1,398,475
1,405,000	4.25%, due 11/21/2049	1,705,479	(j)
	Cigna Corp.
165,000	4.80%, due 8/15/2038	209,809
750,000	3.20%, due 3/15/2040	803,933
	CVS Health Corp.
565,000	4.13%, due 4/1/2040	657,370
1,195,000	5.05%, due 3/25/2048	1,564,538	(j)
1,070,000	Mylan, Inc., 4.55%, due 4/15/2028	1,268,439
1,025,000	Upjohn, Inc., 2.70%, due 6/22/2030	1,077,141	(c)
		9,753,302

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

Pipelines 2.1%
	Energy Transfer Operating L.P.
$1,000,000	3.75%, due 5/15/2030	$1,050,339
835,000	6.25%, due 4/15/2049	987,699
	Enterprise Products Operating LLC
500,000	4.25%, due 2/15/2048	565,178
1,070,000	3.20%, due 2/15/2052	1,027,590
1,535,000	Kinder Morgan Energy Partners L.P., 4.15%, due 2/1/2024	1,675,474	(j)
1,820,000	Kinder Morgan, Inc., 5.55%, due 6/1/2045	2,279,128
1,170,000	MPLX L.P., 4.70%, due 4/15/2048	1,312,322
	Plains All American Pipeline L.P./PAA Finance Corp.
530,000	4.65%, due 10/15/2025	593,144
2,390,000	3.55%, due 12/15/2029	2,489,831	(j)
		11,980,705
Real Estate Investment Trusts 0.1%
735,000	Healthcare Trust of America Holdings L.P., 3.10%, due 2/15/2030	794,467

Retail 0.6%
1,500,000	Home Depot, Inc., 3.30%, due 4/15/2040	1,696,700	(j)
260,000	McDonald’s Corp., 2.13%, due 3/1/2030	268,263
1,190,000	Walmart, Inc., 3.40%, due 6/26/2023	1,277,486
		3,242,449
Semiconductors 1.2%
	Broadcom, Inc.
1,000,000	5.00%, due 4/15/2030	1,190,420
1,650,000	4.15%, due 11/15/2030	1,868,939	(j)
1,950,000	3.50%, due 2/15/2041	1,965,589	(c)(j)
1,515,000	Microchip Technology, Inc., 4.33%, due 6/1/2023	1,634,824	(j)
		6,659,772
Software 0.5%
650,000	Fiserv, Inc., 4.40%, due 7/1/2049	817,357
	Oracle Corp.
465,000	4.00%, due 7/15/2046	546,025
695,000	3.60%, due 4/1/2050	775,466
640,000	3.85%, due 4/1/2060	740,621
		2,879,469
Telecommunications 2.3%
	AT&T, Inc.
106,000	4.35%, due 6/15/2045	119,317
1,271,000	4.50%, due 3/9/2048	1,445,115
1,415,000	3.65%, due 6/1/2051	1,419,417	(j)
344,000	3.55%, due 9/15/2055	329,258	(c)
2,081,000	3.65%, due 9/15/2059	2,003,069	(c)
1,590,000	British Telecommunications PLC, 3.25%, due 11/8/2029	1,745,263	(c)(j)
	T-Mobile USA, Inc.
1,070,000	2.55%, due 2/15/2031	1,095,980	(c)
555,000	4.38%, due 4/15/2040	649,922	(c)
1,420,000	4.50%, due 4/15/2050	1,673,328	(c)
1,630,000	Verizon Communications, Inc., 2.88%, due 11/20/2050	1,569,739
750,000	Vodafone Group PLC, 4.88%, due 6/19/2049	966,027
		13,016,435

	Total Corporate Bonds (Cost $151,199,874)	164,449,944

Asset-Backed Securities 3.6%
800,000	522 Funding CLO I Ltd., Ser. 2019-1A, Class A1, (3M USD LIBOR + 1.39%), 1.63%, due 1/15/2033	801,921	(c)(e)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

$1,140,000	AM Capital Funding LLC, Ser. 2018-1, Class A, 4.98%, due 12/15/2023	$1,190,995	(c)
508,445	Centex Home Equity Loan Trust, Ser. 2005-D, Class M3, (1M USD LIBOR + 0.72%), 0.85%, due 10/25/2035	508,357	(e)
13,697	Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2004-1, Class 2A2, (1M USD LIBOR + 0.46%), 0.59%, due 12/25/2033	13,092	(e)
1,550,000	CIFC Funding Ltd., Ser. 2019-5A, Class A1, (3M USD LIBOR + 1.34%), 1.58%, due 10/15/2032	1,553,205	(c)(e)
563,505	Corevest American Finance Trust, Ser. 2019-1, Class A, 3.32%, due 3/15/2052	603,199	(c)
1,000,000	Eaton Vance CLO Ltd., Ser. 2013-1A, Class A13R, (3M USD LIBOR + 1.25%), 0.00%, due 1/15/2034	1,000,108	(c)(e)(h)
1,900,000	Elmwood CLO III Ltd., Ser. 2019-3A, Class A1, (3M USD LIBOR + 1.37%), 1.61%, due 10/15/2032	1,904,389	(c)(e)
1,943	Fannie Mae Grantor Trust, Ser. 2002-T5, Class A1, (1M USD LIBOR + 0.24%), 0.37%, due 5/25/2032	1,932	(e)
1,500,000	Kayne CLO 5 Ltd., Ser. 2019-5A, Class A, (3M USD LIBOR + 1.35%), 1.57%, due 7/24/2032	1,501,547	(c)(e)
900,000	Magnetite XXIV Ltd., Ser. 2019-24A, Class A, (3M USD LIBOR + 1.33%), 1.57%, due 1/15/2033	901,632	(c)(e)
1,499,958	Navient Student Loan Trust, Ser. 2019-7A, Class A1, (1M USD LIBOR + 0.50%), 0.63%, due 1/25/2068	1,502,545	(c)(e)
2,200,000	Octagon Investment Partners 44 Ltd., Ser. 2019-1A, Class A, (3M USD LIBOR + 1.30%), 1.52%, due 7/20/2032	2,202,082	(c)(e)
1,121,661	Residential Asset Securities Corp., Ser. 2005-KS12, Class M2, (1M USD LIBOR + 0.69%), 0.82%, due 1/25/2036	1,117,132	(e)
8,945	Saxon Asset Securities Trust, Ser. 2004-1, Class A, (1M USD LIBOR + 0.54%), 0.67%, due 3/25/2035	8,509	(e)
2,200,000	Southwick Park CLO LLC, Ser. 2019-4A, Class A1, (3M USD LIBOR + 1.30%), 1.52%, due 7/20/2032	2,202,068	(c)(e)
3,050,000	Voya CLO Ltd., Ser. 2019-2A, Class A, (3M USD LIBOR + 1.27%), 1.49%, due 7/20/2032	3,052,809	(c)(e)

	Total Asset-Backed Securities (Cost $19,722,930)	20,065,522

Foreign Government Securities 0.4%
2,000,000	Mexico Government International Bond, 2.66%, due 5/24/2031 (Cost $2,024,086)	1,991,460

NUMBER OF SHARES

Short-Term Investments 0.7%
Investment Companies 0.7%
4,040,347	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(m) (Cost $4,040,347)	4,040,347	(j)
	Total Investments 109.5% (Cost $600,221,120)	616,059,192
	Liabilities Less Other Assets (9.5)%	(53,524,236	)(n)
	Net Assets 100.0%	$562,534,956

(a)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(b)	All or a portion of the security is pledged as collateral for futures.
(c)

Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2021, these securities amounted to $72,200,074, which represents 12.8% of net assets of the Fund.

See Notes to Schedule of Investments

(d)

Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2021.

(e)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2021 and changes periodically.
(f)

Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of January 31, 2021.

(g)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	All or a portion of this security was purchased on a delayed delivery basis.
(i)

TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at January 31, 2021 amounted to $58,248,372, which represents 10.4% of net assets of the Fund.

(j)	All or a portion of this security is segregated in connection with obligations for to be announced securities, futures and/or delayed delivery securities with a total value of $83,720,758.
(k)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(l)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(m)	Represents 7-day effective yield as of January 31, 2021.
(n)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2021.

See Notes to Schedule of Investments

Derivative Instruments

Futures contracts (“futures”)

At January 31, 2021, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2021	30	U.S. Treasury Long Bond	$5,061,563	$(165,218)
3/2021	168	U.S. Treasury Note, 5 Year	21,147,000	2,606
Total Long Positions			$26,208,563	$(162,612)

Short Futures:
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2021	109	U.S. Treasury Note, Ultra 10 Year	(16,767,266)	$256,326
3/2021	91	U.S. Treasury Note, 2 Year	(20,108,867)	(16,015)
3/2021	77	U.S. Treasury Ultra Bond	$(15,763,344)	908,904
Total Short Positions			$(52,639,477)	$1,149,215
Total Futures				$986,603

At January 31, 2021, the Fund had securities pledged in the amount of $713,508 to cover collateral requirements on open futures.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$181,979,640	$—	$181,979,640
U.S. Government Agency Securities	—	4,712,978	—	4,712,978
Mortgage-Backed Securities(a)	—	238,819,301	—	238,819,301
Corporate Bonds(a)	—	164,449,944	—	164,449,944
Asset-Backed Securities	—	20,065,522	—	20,065,522
Foreign Government Securities	—	1,991,460	—	1,991,460
Short-Term Investments	—	4,040,347	—	4,040,347
Total Investments	$—	$616,059,192	$—	$616,059,192

(a)         The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of January 31, 2021:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$1,167,836	$—	$—	$1,167,836
Liabilities	(181,233)	—	—	(181,233)
Total	$986,603	$—	$—	$986,603

(a)         Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^   A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^

(Unaudited) January 31, 2021

PRINCIPAL AMOUNT(a)		VALUE

Corporate Bonds 27.3%(a)

Argentina 0.3%
$51,000	Pampa Energia SA, 7.38%, due 7/21/2023	$45,391	(b)
234,000	Rio Energy SA/UGEN SA/UENSA SA, 6.88%, due 2/1/2025	152,102	(c)
	YPF SA
92,000	8.50%, due 3/23/2025	75,440	(c)
260,000	8.50%, due 7/28/2025	175,747	(b)
100,000	7.00%, due 12/15/2047	57,250	(b)
		505,930
Azerbaijan 1.3%
	Southern Gas Corridor CJSC
200,000	6.88%, due 3/24/2026	240,750	(b)
1,800,000	6.88%, due 3/24/2026	2,166,750	(b)(d)
		2,407,500
Bahrain 0.1%
219,000	Oil & Gas Holding Co., 7.63%, due 11/7/2024	243,499	(c)

Brazil 2.1%
200,000	B2W Digital Luxembourg S.a.r.l., 4.38%, due 12/20/2030	207,000	(c)
200,000	Banco do Brasil SA, 9.00%, due 6/18/2024	223,667	(b)(e)(f)
200,000	Braskem Netherlands Finance BV, 8.50%, due 1/23/2081	221,560	(c)(e)
200,000	BRF SA, 4.88%, due 1/24/2030	212,438	(c)
327,000	CSN Resources SA, 7.63%, due 4/17/2026	351,420	(c)
200,000	Embraer Netherlands Finance BV, 6.95%, due 1/17/2028	225,100	(c)
260,000	FS Luxembourg S.a.r.l., 10.00%, due 12/15/2025	277,321	(c)
200,000	Klabin Austria GmbH, 3.20%, due 1/12/2031	199,320	(c)
250,000	Minerva Luxembourg SA, 6.50%, due 9/20/2026	263,125	(b)
296,198	MV24 Capital BV, 6.75%, due 6/1/2034	322,338	(c)
	Petrobras Global Finance BV
38,000	5.09%, due 1/15/2030	41,743
228,000	5.60%, due 1/3/2031	254,562
40,000	6.90%, due 3/19/2049	48,122
200,000	Rumo Luxembourg S.a.r.l., 5.25%, due 1/10/2028	214,882	(c)
200,000	Simpar Europe SA, 5.20%, due 1/26/2031	201,000	(c)
213,000	Suzano Austria GmbH, 5.00%, due 1/15/2030	240,799
200,000	Unigel Luxembourg SA, 8.75%, due 10/1/2026	212,154	(c)
56,000	Vale Overseas Ltd., 3.75%, due 7/8/2030	61,381
		3,777,932
Chile 1.0%
200,000	AES Gener SA, 7.13%, due 3/26/2079	219,750	(c)(e)
250,000	Celulosa Arauco y Constitucion SA, 4.20%, due 1/29/2030	281,250	(b)
	Codelco, Inc.
238,000	3.00%, due 9/30/2029	256,757	(c)
200,000	3.15%, due 1/14/2030	218,262	(b)
204,000	4.38%, due 2/5/2049	241,521	(c)
200,000	Empresa Nacional del Petroleo, 3.75%, due 8/5/2026	218,676	(b)
200,000	Kenbourne Invest SA, 6.88%, due 11/26/2024	215,500	(b)
200,000	VTR Finance NV, 6.38%, due 7/15/2028	216,530	(c)
		1,868,246
China 2.9%
200,000	Alibaba Group Holding Ltd., 4.00%, due 12/6/2037	228,693
200,000	China Evergrande Group, 6.25%, due 6/28/2021	196,073	(b)(g)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)	VALUE

China Minmetals Corp.
$210,000	4.45%, due 5/13/2021	$211,312	(b)(e)(f)
616,000	3.75%, due 11/13/2022	628,322	(b)(d)(e)(f)
200,000	China Overseas Finance Cayman VI Ltd., 5.95%, due 5/8/2024	226,644	(b)
200,000	Chinalco Capital Holdings Ltd., 4.25%, due 4/21/2022	203,304	(b)
201,000	Dianjian Int’l Finance Ltd., 4.60%, due 3/13/2023	207,143	(b)(e)(f)
200,000	Franshion Brilliant Ltd., 4.25%, due 7/23/2029	199,654	(b)
200,000	Greenland Global Investment Ltd., 6.75%, due 6/25/2022	190,101	(b)
200,000	Haidilao Int’l Holding Ltd., 2.15%, due 1/14/2026	201,082	(b)
250,000	Huarong Finance 2019 Co. Ltd., 4.50%, due 5/29/2029	274,615	(b)
200,000	Kaisa Group Holdings Ltd., 9.38%, due 6/30/2024	189,542	(b)
200,000	Lenovo Group Ltd., 5.88%, due 4/24/2025	229,649	(b)
200,000	Minmetals Bounteous Finance BVI Ltd., 3.38%, due 9/3/2024	202,500	(b)(e)(f)
200,000	Myriad Int’l Holdings, 5.50%, due 7/21/2025	229,520	(b)
200,000	Prosus NV, 3.68%, due 1/21/2030	216,138	(c)
207,000	Shanghai Port Group BVI Development 2 Co. Ltd., 2.38%, due 7/13/2030	207,287	(b)
321,000	Sinopec Group Overseas Development 2018 Ltd., 2.30%, due 1/8/2031	321,065	(c)
Sunac China Holdings Ltd.
218,000	7.00%, due 7/9/2025	221,779	(b)
200,000	6.50%, due 1/26/2026	196,970	(b)
200,000	Yuzhou Group Holdings Co. Ltd., 8.30%, due 5/27/2025	213,460	(b)
200,000	ZhongAn Online P&C Insurance Co. Ltd., 3.13%, due 7/16/2025	199,888	(b)
5,194,741
Colombia 1.5%
Banco de Bogota SA
200,000	6.25%, due 5/12/2026	226,500	(b)
200,000	4.38%, due 8/3/2027	216,200	(b)
200,000	Bancolombia SA, 4.63%, due 12/18/2029	206,500	(e)
Ecopetrol SA
300,000	7.38%, due 9/18/2043	390,000
200,000	5.88%, due 5/28/2045	226,880
Empresas Publicas de Medellin ESP
COP	807,000,000	7.63%, due 9/10/2024	235,561	(c)
COP	1,600,000,000	8.38%, due 11/8/2027	476,054	(c)
COP	437,000,000	Financiera de Desarrollo Territorial SA Findeter, 7.88%, due 8/12/2024	133,598	(c)
$200,000	Grupo Aval Ltd., 4.38%, due 2/4/2030	206,600	(c)
300,000	Millicom Int’l Cellular SA, 6.25%, due 3/25/2029	333,489	(b)
2,651,382
Ghana 0.2%
200,000	Kosmos Energy Ltd., 7.13%, due 4/4/2026	199,500	(c)
200,000	Tullow Oil PLC, 6.25%, due 4/15/2022	161,875	(b)
361,375
Guatemala 0.1%
250,000	Central American Bottling Corp., 5.75%, due 1/31/2027	265,765	(c)

Hong Kong 0.6%
200,000	AIA Group Ltd., 3.20%, due 9/16/2040	208,608	(b)
200,000	Celestial Miles Ltd., 5.75%, due 1/31/2024	210,158	(b)(e)(f)
Melco Resorts Finance Ltd.
200,000	5.63%, due 7/17/2027	209,600	(b)
200,000	5.75%, due 7/21/2028	212,440	(c)
200,000	NWD MTN Ltd., 4.13%, due 7/18/2029	205,391	(b)
1,046,197
India 1.3%
200,000	ABJA Investment Co. Pte Ltd., 5.45%, due 1/24/2028	207,609	(b)

See Notes to Schedule of Investments

	PRINCIPAL AMOUNT(a)		VALUE

	$200,000	Adani Electricity Mumbai Ltd., 3.95%, due 2/12/2030	$210,013	(c)
		Adani Ports & Special Economic Zone Ltd.
	200,000	4.20%, due 8/4/2027	218,176	(c)
	200,000	3.10%, due 2/2/2031	197,996	(c)(h)
	200,000	Greenko Dutch BV, 5.25%, due 7/24/2024	206,500	(b)
	200,000	JSW Steel Ltd., 5.95%, due 4/18/2024	212,279	(b)
	200,000	Network i2i Ltd., 5.65%, due 1/15/2025	211,600	(b)(e)(f)
	200,000	Oil India Ltd., 5.13%, due 2/4/2029	227,151	(b)
	208,000	REC Ltd., 3.50%, due 12/12/2024	219,419	(b)
	250,000	Reliance Industries Ltd., 3.67%, due 11/30/2027	281,863	(b)
	200,000	Vedanta Resources PLC, 7.13%, due 5/31/2023	167,600	(b)
			2,360,206
Indonesia 0.5%
	200,000	Medco Oak Tree Pte Ltd., 7.38%, due 5/14/2026	212,250	(b)
		Perusahaan Listrik Negara PT
EUR	200,000	1.88%, due 11/5/2031	242,015	(c)
	$200,000	6.15%, due 5/21/2048	260,682	(c)
	200,000	Saka Energi Indonesia PT, 4.45%, due 5/5/2024	185,058	(b)
			900,005
Israel 0.9%
	400,000	Altice Financing SA, 7.50%, due 5/15/2026	419,500	(b)
	312,000	Bank Leumi Le-Israel BM, 3.28%, due 1/29/2031	328,380	(b)(e)
	149,684	Leviathan Bond Ltd., 6.50%, due 6/30/2027	168,390	(b)
		Teva Pharmaceutical Finance Netherlands III BV
	400,000	7.13%, due 1/31/2025	440,416
	250,000	3.15%, due 10/1/2026	238,437
			1,595,123
Kazakhstan 0.8%
		KazMunayGas National Co. JSC
	200,000	5.38%, due 4/24/2030	245,421	(b)
	297,000	3.50%, due 4/14/2033	320,243	(c)
	560,000	5.75%, due 4/19/2047	719,914	(b)(d)
	200,000	Tengizchevroil Finance Co. International Ltd., 3.25%, due 8/15/2030	207,850	(c)
			1,493,428
Korea 0.3%
	316,000	Hanwha Life Insurance Co. Ltd., 4.70%, due 4/23/2023	327,825	(c)(e)(f)
	250,000	Shinhan Bank Co. Ltd., 4.50%, due 3/26/2028	287,838	(b)
			615,663
Kuwait 0.4%
	200,000	MEGlobal Canada ULC, 5.00%, due 5/18/2025	223,100	(c)
	200,000	NBK Tier 1 Financing 2 Ltd., 4.50%, due 8/27/2025	206,450	(c)(e)(f)
	200,000	NBK Tier 1 Financing Ltd., 5.75%, due 4/9/2021	201,000	(b)(e)(f)
			630,550
Macau 0.4%
	200,000	Sands China Ltd., 5.40%, due 8/8/2028	230,200
	400,000	Studio City Finance Ltd., 6.50%, due 1/15/2028	428,000	(b)
			658,200
Malaysia 0.3%
	200,000	Petronas Capital Ltd., 4.55%, due 4/21/2050	258,744	(c)
	200,000	TNB Global Ventures Capital Bhd, 4.85%, due 11/1/2028	236,720	(b)
			495,464

See Notes to Schedule of Investments

	PRINCIPAL AMOUNT(a)		VALUE

Mexico 3.8%
	$275,000	America Movil SAB de CV, 3.63%, due 4/22/2029	$308,050
	200,000	Banco Mercantil del Norte SA, 7.63%, due 1/10/2028	220,000	(b)(e)(f)
	150,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, due 4/17/2025	171,667	(c)
	200,000	Cemex SAB de CV, 7.38%, due 6/5/2027	225,700	(c)
MXN	6,480,000	Comision Federal de Electricidad, Ser. 14-2, 7.35%, due 11/25/2025	308,273
	$200,000	Fresnillo PLC, 4.25%, due 10/2/2050	212,900	(c)
	200,000	Industrias Penoles SAB de CV, 4.15%, due 9/12/2029	224,888	(b)
	200,000	Mexichem SAB de CV, 5.88%, due 9/17/2044	244,853	(b)
	258,000	Minera Mexico SA de CV, 4.50%, due 1/26/2050	292,200	(c)
		Petroleos Mexicanos
MXN	13,180,000	7.19%, due 9/12/2024	587,807	(b)
	$41,000	6.88%, due 8/4/2026	43,973
MXN	41,442,700	Ser. 14-2, 7.47%, due 11/12/2026	1,746,339
	$479,000	6.84%, due 1/23/2030	481,395
	510,000	5.95%, due 1/28/2031	483,225
	249,000	6.35%, due 2/12/2048	208,226
	604,000	7.69%, due 1/23/2050	571,070
	69,000	6.95%, due 1/28/2060	60,479
	200,000	Sigma Alimentos SA de CV, 4.13%, due 5/2/2026	219,050	(b)
	379,000	Total Play Telecomunicaciones SA de CV, 7.50%, due 11/12/2025	374,490	(c)
			6,984,585
Nigeria 0.2%
		IHS Netherlands Holdco BV
	200,000	8.00%, due 9/18/2027	214,262	(b)
	200,000	8.00%, due 9/18/2027	214,250	(c)
			428,512
Oman 0.1%
	242,000	Oztel Holdings SPC Ltd., 6.63%, due 4/24/2028	263,789	(c)

Panama 0.5%
		C&W Senior Financing Designated Activity Co.
	200,000	6.88%, due 9/15/2027	212,925	(b)
	200,000	6.88%, due 9/15/2027	212,925	(c)
	206,000	Cable Onda SA, 4.50%, due 1/30/2030	222,480	(c)
	200,000	Empresa de Transmision Electrica SA, 5.13%, due 5/2/2049	245,964	(b)
			894,294
Paraguay 0.1%
	200,000	Telefonica Celular del Paraguay SA, 5.88%, due 4/15/2027	211,180	(c)

Peru 0.8%
	200,000	Banco de Credito del Peru, 3.13%, due 7/1/2030	205,754	(c)(e)
PEN	843,000	Fondo MIVIVIENDA SA, 7.00%, due 2/14/2024	264,176	(c)
	$205,000	Inkia Energy Ltd., 5.88%, due 11/9/2027	218,837	(c)
	225,000	Kallpa Generacion SA, 4.13%, due 8/16/2027	244,024	(b)
	200,000	Nexa Resources SA, 6.50%, due 1/18/2028	232,500	(c)
	250,000	Southern Copper Corp., 6.75%, due 4/16/2040	368,239
			1,533,530
Qatar 0.2%
	100,000	Nakilat, Inc., 6.07%, due 12/31/2033	126,500	(b)
	200,000	QIB Sukuk Ltd., 3.98%, due 3/26/2024	215,264	(b)
			341,764
Russia 1.1%
	280,000	Gazprom PJSC Via Gaz Finance PLC, 3.25%, due 2/25/2030	282,788	(c)

See Notes to Schedule of Investments

	PRINCIPAL AMOUNT(a)		VALUE

		GTLK Europe Capital Designated Activity Co.
$273,000		4.95%, due 2/18/2026	$286,602	(b)
	200,000	4.65%, due 3/10/2027	207,557	(b)
	250,000	Lukoil Securities BV, 3.88%, due 5/6/2030	266,500	(c)
	200,000	Petropavlovsk 2016 Ltd., 8.13%, due 11/14/2022	207,755	(b)
	205,000	SCF Capital Ltd., 5.38%, due 6/16/2023	217,948	(c)
	239,000	Veon Holdings BV, 4.00%, due 4/9/2025	251,846	(c)
	300,000	Vnesheconombank Via VEB Finance PLC, 6.80%, due 11/22/2025	358,912	(b)
			2,079,908
Saudi Arabia 0.7%
		Samba Funding Ltd.
	300,000	2.75%, due 10/2/2024	312,730	(b)
	200,000	2.90%, due 1/29/2027	210,730	(b)
		Saudi Arabian Oil Co.
	300,000	4.25%, due 4/16/2039	344,604	(b)
	200,000	4.38%, due 4/16/2049	235,241	(b)
	200,000	Saudi Electricity Global Sukuk Co. 4, 4.22%, due 1/27/2024	217,332	(b)
			1,320,637
Singapore 0.6%
	400,000	BOC Aviation Ltd., 3.00%, due 9/11/2029	412,171	(b)
	200,000	DBS Group Holdings Ltd., 4.52%, due 12/11/2028	218,476	(c)(e)
	200,000	Oversea-Chinese Banking Corp. Ltd., 4.25%, due 6/19/2024	219,024	(b)
	200,000	Parkway Pantai Ltd., 4.25%, due 7/27/2022	200,854	(b)(e)(f)
			1,050,525
South Africa 0.6%
	206,000	Eskom Holdings SOC Ltd., 6.35%, due 8/10/2028	228,176	(c)
	250,000	Gold Fields Orogen Holdings BVI Ltd., 6.13%, due 5/15/2029	303,125	(b)
		SASOL Financing USA LLC
	400,000	5.88%, due 3/27/2024	421,000
	200,000	6.50%, due 9/27/2028	219,000
			1,171,301
Supranational 0.4%
	200,000	African Export-Import Bank, 3.99%, due 9/21/2029	216,752	(b)
		Banque Ouest Africaine de Developpement
	205,000	5.00%, due 7/27/2027	231,178	(c)
	200,000	4.70%, due 10/22/2031	218,424	(c)
			666,354
Thailand 0.3%
	200,000	Bangkok Bank PCL, 3.73%, due 9/25/2034	209,935	(b)(e)
	240,000	PTTEP Treasury Center Co. Ltd., 3.90%, due 12/6/2059	273,447	(c)
			483,382
Turkey 0.7%
	200,000	Akbank TAS, 5.13%, due 3/31/2025	203,779	(c)
	200,000	QNB Finansbank AS, 6.88%, due 9/7/2024	219,063	(b)
	200,000	SISECAM, 6.95%, due 3/14/2026	221,148	(c)
	200,000	Turkcell Iletisim Hizmetleri AS, 5.80%, due 4/11/2028	213,400	(c)
	200,000	Turkiye Garanti Bankasi AS, 5.88%, due 3/16/2023	207,966	(b)
	200,000	Turkiye Vakiflar Bankasi TAO, 6.50%, due 1/8/2026	206,600	(c)
			1,271,956
Ukraine 0.5%
	400,000	Metinvest BV, 8.50%, due 4/23/2026	445,164	(b)
EUR	260,000	NAK Naftogaz Ukraine via Kondor Finance PLC, 7.13%, due 7/19/2024	324,200	(b)
			977,553

See Notes to Schedule of Investments

	PRINCIPAL AMOUNT(a)		VALUE

	$200,000	VF Ukraine PAT via VFU Funding PLC, 6.20%, due 2/11/2025	$208,189	(c)

United Arab Emirates 1.0%
	200,000	Abu Dhabi Crude Oil Pipeline LLC, 4.60%, due 11/2/2047	243,020	(b)
	200,000	ADCB Finance Cayman Ltd., 4.00%, due 3/29/2023	212,840	(c)
	200,000	DIB Sukuk Ltd., 2.95%, due 1/16/2026	209,185	(b)
	300,000	DP World Crescent Ltd., 3.88%, due 7/18/2029	327,482	(b)
	200,000	DP World PLC, 6.85%, due 7/2/2037	269,720	(b)
	200,000	Emirates NBD PJSC, 6.13%, due 3/20/2025	214,000	(b)(e)(f)
	200,000	Galaxy Pipeline Assets Bidco Ltd., 2.63%, due 3/31/2036	201,923	(c)
	200,000	MDGH-GMTN BV, 3.70%, due 11/7/2049	220,000	(c)
			1,898,170
United States 0.5%
	200,000	JBS Investments II GmbH, 7.00%, due 1/15/2026	213,900	(b)
IDR	8,100,000,000	JPMorgan Chase Bank N.A., 7.00%, due 9/18/2030	601,575	(b)(d)
			815,475
Venezuela 0.1%
		Petroleos de Venezuela SA
	$1,347,609	6.00%, due 5/16/2024	50,535	(b)(i)
	1,631,452	6.00%, due 11/15/2026	61,180	(b)(i)
	650,000	5.38%, due 4/12/2027	24,375	(b)(i)
	784,800	5.38%, due 4/12/2027	29,430	(b)(i)
			165,520
Zambia 0.1%
	200,000	First Quantum Minerals Ltd., 6.88%, due 10/15/2027	215,736	(c)

		Total Corporate Bonds (Cost $49,102,794)	49,845,377

Foreign Government Securities 65.6%

Albania 0.1%
EUR	101,000	Republic of Albania, 3.50%, due 10/9/2025	130,337	(b)

Angola 0.6%
		Angolan Government International Bond
	$400,000	8.00%, due 11/26/2029	395,061	(b)
	458,000	9.38%, due 5/8/2048	453,496	(b)
	200,000	9.13%, due 11/26/2049	194,098	(b)
			1,042,655
Argentina 0.6%
		Argentine Republic Government International Bond
	83,934	1.00%, due 7/9/2029	34,833
	291,000	0.13%, due 7/9/2035	99,667	(j)
	530,096	0.13%, due 1/9/2038	208,063	(j)
	1,797,609	0.13%, due 7/9/2041	652,532	(j)
EUR	130,000	Provincia de Buenos Aires Government Bond, 5.38%, due 1/20/2023	55,216	(b)
			1,050,311
Armenia 0.1%
	$200,000	Armenia International Bond, 3.60%, due 2/2/2031	193,488	(b)(h)

Azerbaijan 0.4%
		State Oil Co. of the Azerbaijan Republic
	200,000	6.95%, due 3/18/2030	255,808	(b)
	310,000	6.95%, due 3/18/2030	396,502	(b)
			652,310

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)			VALUE

Bahrain 0.1%
$200,000		Bahrain Government International Bond, 5.45%, due 9/16/2032	$203,061	(b)

Belarus 0.1%
200,000		Republic of Belarus Ministry of Finance, 6.38%, due 2/24/2031	202,827	(b)

Belize 0.1%
322,611		Belize Government International Bond, 4.94%, due 2/20/2034	139,368	(b)(k)

Bermuda 0.5%
690,000		Bermuda Government International Bond, 4.75%, due 2/15/2029	831,105	(b)

Brazil 4.5%
		Brazil Letras do Tesouro Nacional
BRL	8,337,000	2.53%, due 7/1/2021	1,509,404	(l)
BRL	15,000,000	3.30%, due 1/1/2022	2,659,841	(d)(l)
BRL	9,000,000	5.53%, due 1/1/2024	1,386,453	(l)
$480,000		Brazil Minas SPE via State of Minas Gerais, 5.33%, due 2/15/2028	520,805	(b)(d)
BRL	5,000,000	Brazil Notas do Tesouro Nacional, Ser. F, 10.00%, due 1/1/2023	994,240
		Brazilian Government International Bond
$200,000		3.88%, due 6/12/2030	206,000
210,000		8.25%, due 1/20/2034	289,802
190,000		5.63%, due 1/7/2041	210,045
470,000		5.00%, due 1/27/2045	486,450
			8,263,040
Chile 0.8%
		Bonos de la Tesoreria de la Republica en pesos
CLP	335,000,000	4.70%, due 9/1/2030	547,399	(b)
CLP	305,000,000	2.80%, due 10/1/2033	402,663	(b)
CLP	190,000,000	5.00%, due 3/1/2035	317,421
CLP	80,000,000	6.00%, due 1/1/2043	147,967
CLP	30,000,000	5.10%, due 7/15/2050	50,205
			1,465,655
China 5.1%
		China Government Bond
CNY	5,600,000	2.36%, due 7/2/2023	854,699
CNY	5,000,000	2.88%, due 11/5/2023	773,175
CNY	6,000,000	3.19%, due 4/11/2024	936,892	(d)
CNY	6,200,000	1.99%, due 4/9/2025	918,267
CNY	6,100,000	3.02%, due 10/22/2025	943,607
CNY	2,900,000	3.12%, due 12/5/2026	449,806
CNY	10,700,000	2.85%, due 6/4/2027	1,625,017	(d)
CNY	1,000,000	3.28%, due 12/3/2027	155,331
CNY	2,500,000	3.13%, due 11/21/2029	383,484
CNY	12,300,000	2.68%, due 5/21/2030	1,811,619	(d)
CNY	3,000,000	3.27%, due 11/19/2030	465,923
CNY	250,000	3.39%, due 3/16/2050	35,936
			9,353,756

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)			VALUE

Colombia 3.8%
		Colombia Government International Bond
COP	423,000,000	4.38%, due 3/21/2023	$121,028
	$310,000	5.63%, due 2/26/2044	381,920
	230,000	5.00%, due 6/15/2045	266,685
		Colombian TES
COP	2,359,500,000	Ser. B, 6.25%, due 11/26/2025	732,099	(d)
COP	5,382,200,000	Ser. B, 5.75%, due 11/3/2027	1,600,263	(d)
COP	2,890,600,000	Ser. B, 6.00%, due 4/28/2028	863,556	(d)
COP	1,372,000,000	Ser. B, 7.75%, due 9/18/2030	446,686
COP	4,826,900,000	Ser. B, 7.00%, due 6/30/2032	1,470,932	(d)
COP	1,422,999,551	Ser. UVR, 3.00%, due 3/25/2033	428,373
COP	1,818,400,000	Ser. B, 7.25%, due 10/18/2034	559,714
			6,871,256
Costa Rica 0.5%
		Costa Rica Government International Bond
	$200,000	6.13%, due 2/19/2031	200,500	(b)
	720,000	7.00%, due 4/4/2044	705,600	(b)
			906,100
Cote D’Ivoire 0.8%
		Ivory Coast Government International Bond
EUR	300,000	5.88%, due 10/17/2031	398,906	(b)
EUR	307,000	6.88%, due 10/17/2040	418,700	(b)
EUR	490,000	6.63%, due 3/22/2048	644,613	(b)
			1,462,219
Croatia 0.4%
		Croatia Government International Bond
EUR	110,000	1.13%, due 6/19/2029	139,742	(b)
EUR	412,000	1.50%, due 6/17/2031	540,911	(b)
			680,653
Czech Republic 1.7%
		Czech Republic Government Bond
CZK	2,400,000	2.40%, due 9/17/2025	119,798	(b)
CZK	4,060,000	1.00%, due 6/26/2026	188,611	(b)
CZK	19,300,000	2.75%, due 7/23/2029	1,013,479	(d)
CZK	35,240,000	0.95%, due 5/15/2030	1,592,315	(b)(d)
CZK	4,300,000	2.00%, due 10/13/2033	212,989
			3,127,192
Dominican Republic 0.8%
DOP	4,900,000	Dominican Republic Bond, 11.25%, due 2/5/2027	97,190	(b)
		Dominican Republic International Bond
DOP	14,500,000	8.90%, due 2/15/2023	256,402	(c)
DOP	8,000,000	9.75%, due 6/5/2026	147,071	(c)
	$150,000	6.40%, due 6/5/2049	168,000	(b)
	825,000	5.88%, due 1/30/2060	863,775	(b)
			1,532,438
Ecuador 0.4%
		Ecuador Government International Bond
	71,437	0.00%, due 7/31/2030	30,719	(c)
	501,680	0.50%, due 7/31/2030	267,145	(c)(j)
	703,326	0.50%, due 7/31/2035	320,013	(c)(j)
	289,040	0.50%, due 7/31/2040	125,732	(c)(j)
			743,609

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)			VALUE

Egypt 1.7%
		Egypt Government Bond
EGP	6,115,000	14.20%, due 7/7/2023	$392,606
EGP	9,750,000	15.90%, due 7/2/2024	652,544
EGP	5,009,000	14.41%, due 7/7/2027	319,502
		Egypt Government International Bond
EUR	351,000	6.38%, due 4/11/2031	455,523	(b)
	$200,000	7.05%, due 1/15/2032	213,579	(b)
	600,000	8.50%, due 1/31/2047	659,268	(b)
	200,000	8.70%, due 3/1/2049	222,376	(b)
	200,000	8.70%, due 3/1/2049	222,376	(b)
			3,137,774
El Salvador 0.2%
		El Salvador Government International Bond
	150,000	7.75%, due 1/24/2023	151,125	(b)
	152,000	7.12%, due 1/20/2050	140,372	(b)
	150,000	9.50%, due 7/15/2052	156,300	(b)
			447,797
Gabon 0.1%
	205,000	Gabon Government International Bond, 6.63%, due 2/6/2031	202,501	(b)

Ghana 0.7%
		Ghana Government Bond
GHS	556	24.75%, due 7/19/2021	99
GHS	670,000	20.75%, due 3/6/2023	121,313
GHS	1,900,000	19.25%, due 12/18/2023	333,782
		Ghana Government International Bond
	$200,000	7.63%, due 5/16/2029	211,299	(b)
	200,000	10.75%, due 10/14/2030	265,316	(b)
	200,000	7.88%, due 2/11/2035	201,944	(b)
	205,000	8.75%, due 3/11/2061	205,349	(b)
			1,339,102
Hungary 2.2%
		Hungary Government Bond
HUF	159,870,000	3.00%, due 10/27/2027	591,728	(d)
HUF	200,110,000	6.75%, due 10/22/2028	924,060
HUF	68,190,000	3.00%, due 8/21/2030	251,597
HUF	564,660,000	3.25%, due 10/22/2031	2,124,152	(d)
		Hungary Government International Bond
EUR	47,000	1.75%, due 6/5/2035	62,734	(b)
EUR	50,000	1.50%, due 11/17/2050	60,755	(b)
			4,015,026

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)			VALUE

Indonesia 6.7%
		Indonesia Government International Bond
EUR	200,000	0.90%, due 2/14/2027	$245,763
EUR	200,000	3.75%, due 6/14/2028	293,505	(b)
EUR	328,000	1.40%, due 10/30/2031	414,703
EUR	100,000	1.10%, due 3/12/2033	121,891
	$110,000	8.50%, due 10/12/2035	180,055	(b)
	240,000	5.25%, due 1/17/2042	310,500	(b)
	370,000	5.13%, due 1/15/2045	474,222	(b)
		Indonesia Treasury Bond
IDR	2,732,000,000	7.00%, due 5/15/2022	201,331
IDR	10,400,000,000	8.38%, due 3/15/2024	808,845
IDR	264,000,000	8.13%, due 5/15/2024	20,482
IDR	12,000,000,000	6.50%, due 6/15/2025	892,075	(d)
IDR	19,000,000,000	5.50%, due 4/15/2026	1,374,282	(d)
IDR	10,300,000,000	7.00%, due 5/15/2027	777,320
IDR	3,304,000,000	6.13%, due 5/15/2028	235,484
IDR	5,175,000,000	9.00%, due 3/15/2029	430,461
IDR	9,800,000,000	7.00%, due 9/15/2030	732,164
IDR	17,906,000,000	6.50%, due 2/15/2031	1,298,563	(d)
IDR	5,204,000,000	8.75%, due 5/15/2031	431,022
IDR	3,500,000,000	7.50%, due 8/15/2032	264,130
IDR	7,677,000,000	6.63%, due 5/15/2033	550,288
IDR	2,344,000,000	8.38%, due 3/15/2034	189,201
IDR	6,300,000,000	7.50%, due 6/15/2035	478,378
IDR	3,683,000,000	8.25%, due 5/15/2036	293,372
IDR	1,205,000,000	7.50%, due 5/15/2038	89,643
IDR	520,000,000	8.38%, due 4/15/2039	42,280
IDR	14,900,000,000	7.50%, due 4/15/2040	1,134,227
			12,284,187
Iraq 0.1%
	$218,750	Iraq International Bond, 5.80%, due 1/15/2028	205,647	(b)

Lebanon 0.1%
		Lebanon Government International Bond
	469,000	6.60%, due 11/27/2026	58,625	(b)(i)
	121,000	6.85%, due 5/25/2029	15,313	(i)
	33,000	6.65%, due 2/26/2030	4,150	(b)(i)
	840,000	8.25%, due 5/17/2034	105,134	(i)
			183,222
Malaysia 3.7%
	1,000,000	1MDB Global Investments Ltd., 4.40%, due 3/9/2023	1,000,316	(b)(d)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)			VALUE

		Malaysia Government Bond
MYR	400,000	4.05%, due 9/30/2021	$100,419
MYR	1,500,000	3.76%, due 4/20/2023	386,065
MYR	2,500,000	3.80%, due 8/17/2023	647,369
MYR	800,000	3.48%, due 6/14/2024	207,520
MYR	700,000	4.18%, due 7/15/2024	185,792
MYR	1,800,000	4.06%, due 9/30/2024	477,230
MYR	700,000	3.91%, due 7/15/2026	187,857
MYR	2,150,000	3.50%, due 5/31/2027	566,578
MYR	1,700,000	3.90%, due 11/16/2027	458,276
MYR	1,150,000	3.73%, due 6/15/2028	308,175
MYR	2,740,000	3.89%, due 8/15/2029	739,459
MYR	1,500,000	2.63%, due 4/15/2031	368,117
MYR	435,000	4.23%, due 6/30/2031	120,446
MYR	300,000	4.64%, due 11/7/2033	83,766
MYR	1,945,000	3.83%, due 7/5/2034	506,064
MYR	200,000	3.76%, due 5/22/2040	50,790
MYR	350,000	4.94%, due 9/30/2043	100,260
MYR	50,000	4.07%, due 6/15/2050	12,617
		Malaysia Government Investment Issue
MYR	400,000	4.07%, due 9/30/2026	108,210
MYR	500,000	4.37%, due 10/31/2028	138,243
			6,753,569
Mexico 3.3%
		Mexican Bonos
MXN	7,140,800	Ser. M20, 7.50%, due 6/3/2027	398,281
MXN	4,390,000	Ser. M20, 8.50%, due 5/31/2029	261,417
MXN	4,940,000	Ser. M20, 8.50%, due 5/31/2029	294,168
MXN	37,840,000	Ser. M, 7.75%, due 5/29/2031	2,159,145	(d)
MXN	2,260,000	Ser. M, 7.75%, due 11/23/2034	128,583
MXN	7,970,000	Ser. M30, 8.50%, due 11/18/2038	474,918
MXN	13,520,000	Ser. M, 7.75%, due 11/13/2042	749,262
MXN	3,247,100	Ser. M, 8.00%, due 11/7/2047	184,459
MXN	3,406,581	Mexican Udibonos, Ser. S, 4.50%, due 11/22/2035	214,218
		Mexico Government International Bond
	$200,000	2.66%, due 5/24/2031	199,146
	200,000	3.77%, due 5/24/2061	192,500
	580,000	5.75%, due 10/12/2110	717,756
			5,973,853
Mongolia 0.6%
		Development Bank of Mongolia LLC
	200,000	7.25%, due 10/23/2023	216,696	(b)
	200,000	7.25%, due 10/23/2023	212,997	(c)
		Mongolia Government International Bond
	300,000	5.63%, due 5/1/2023	315,361	(b)
	200,000	8.75%, due 3/9/2024	231,290	(b)
	42,000	8.75%, due 3/9/2024	48,573	(b)
			1,024,917
Nigeria 0.2%
	380,000	Nigeria Government International Bond, 9.25%, due 1/21/2049	441,598	(b)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)			VALUE

Oman 0.4%
		Oman Government International Bond
	$415,000	6.75%, due 1/17/2048	$408,675	(b)
	200,000	6.75%, due 1/17/2048	197,108	(b)
	200,000	7.00%, due 1/25/2051	202,231	(b)
			808,014
Panama 0.2%
		Panama Government International Bond
	200,000	3.16%, due 1/23/2030	217,502
	200,000	2.25%, due 9/29/2032	201,700
			419,202
Paraguay 0.4%
		Paraguay Government International Bond
	205,000	4.95%, due 4/28/2031	244,977	(b)
	430,000	6.10%, due 8/11/2044	568,034	(b)
			813,011
Peru 1.6%
		Peru Government Bond
PEN	258,000	5.94%, due 2/12/2029	86,775
PEN	1,347,000	6.15%, due 8/12/2032	444,744
PEN	1,660,000	5.40%, due 8/12/2034	499,532
PEN	207,000	5.35%, due 8/12/2040	58,081
		Peruvian Government International Bond
EUR	100,000	3.75%, due 3/1/2030	156,093
	$500,000	2.84%, due 6/20/2030	542,500
PEN	3,090,000	6.95%, due 8/12/2031	1,090,883	(b)
			2,878,608
Philippines 0.1%
PHP	12,000,000	Philippine Government International Bond, 3.90%, due 11/26/2022	255,123

Poland 1.8%
		Poland Government Bond
PLN	1,041,000	3.25%, due 7/25/2025	314,471
PLN	1,882,000	2.50%, due 7/25/2026	559,037
PLN	3,254,000	2.50%, due 7/25/2027	973,879	(d)
PLN	857,000	2.75%, due 4/25/2028	261,178
PLN	222,000	5.75%, due 4/25/2029	82,861
PLN	813,000	2.75%, due 10/25/2029	248,452
PLN	3,404,000	1.25%, due 10/25/2030	919,048
			3,358,926
Qatar 0.6%
		Qatar Government International Bond
	$213,000	5.10%, due 4/23/2048	293,790	(b)
	546,000	4.82%, due 3/14/2049	732,841	(b)
			1,026,631

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)			VALUE

Romania 2.1%
		Romania Government Bond
RON	510,000	5.85%, due 4/26/2023	$137,479
RON	10,000	4.25%, due 6/28/2023	2,617
RON	875,000	4.40%, due 9/25/2023	230,870
RON	1,720,000	4.00%, due 10/25/2023	449,995
RON	870,000	3.65%, due 7/28/2025	229,878
RON	560,000	4.85%, due 4/22/2026	157,052
RON	810,000	3.25%, due 6/24/2026	211,024
RON	1,920,000	4.15%, due 1/26/2028	527,246
RON	965,000	3.65%, due 9/24/2031	256,536
RON	250,000	4.75%, due 10/11/2034	71,974
		Romanian Government International Bond
EUR	218,000	2.00%, due 1/28/2032	275,364	(b)
EUR	294,000	3.88%, due 10/29/2035	436,847	(b)
EUR	110,000	4.63%, due 4/3/2049	178,901	(b)
EUR	418,000	3.38%, due 1/28/2050	571,844	(b)
			3,737,627
Russia 3.2%
		Russian Federal Bond - Obligatsyi Federal’novo Zaima
RUB	13,160,000	6.90%, due 5/23/2029	182,793
RUB	248,250,000	7.25%, due 5/10/2034	3,480,355	(d)
RUB	10,839,000	7.70%, due 3/16/2039	158,403
RUB	81,083,439	Russian Federal Inflation Linked Bond, 2.50%, due 7/17/2030	1,078,352	(m)
		Russian Foreign Bond - Eurobond
	$800,000	4.38%, due 3/21/2029	922,164	(b)(d)
	10,721	7.50%, due 3/31/2030	12,395	(b)
			5,834,462
Saudi Arabia 0.3%
	440,000	Saudi Government International Bond, 3.75%, due 1/21/2055	464,561	(b)

Senegal 0.2%
EUR	250,000	Senegal Government International Bond, 4.75%, due 3/13/2028	320,925	(b)

Serbia 0.5%
		Serbia International Bond
EUR	575,000	1.50%, due 6/26/2029	714,097	(b)
	$200,000	2.13%, due 12/1/2030	193,716	(b)
			907,813
South Africa 4.2%
		Republic of South Africa Government Bond
ZAR	8,686,977	10.50%, due 12/21/2026	677,580
ZAR	25,486,222	8.00%, due 1/31/2030	1,605,767	(d)
ZAR	19,656,344	8.25%, due 3/31/2032	1,174,579
ZAR	14,801,155	8.88%, due 2/28/2035	864,547
ZAR	11,608,997	8.50%, due 1/31/2037	638,784
ZAR	4,016,030	9.00%, due 1/31/2040	226,144
ZAR	17,481,844	8.75%, due 1/31/2044	947,142	(d)
ZAR	15,386,244	8.75%, due 2/28/2048	832,398	(d)
		Republic of South Africa Government International Bond
	$200,000	5.88%, due 6/22/2030	219,991
	273,000	5.65%, due 9/27/2047	260,756
	200,000	5.75%, due 9/30/2049	192,760
			7,640,448

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)			VALUE

Sri Lanka 0.6%
		Sri Lanka Government International Bond
	$844,000	6.75%, due 4/18/2028	$504,290	(b)
	203,000	7.85%, due 3/14/2029	122,561	(b)
	790,000	7.55%, due 3/28/2030	474,000	(b)
			1,100,851
Thailand 4.1%
		Thailand Government Bond
THB	12,000,000	3.63%, due 6/16/2023	430,526
THB	15,000,000	2.40%, due 12/17/2023	527,993	(d)
THB	8,000,000	0.75%, due 6/17/2024	268,867
THB	18,500,000	1.45%, due 12/17/2024	637,676
THB	2,457,000	3.85%, due 12/12/2025	94,357
THB	26,500,000	2.13%, due 12/17/2026	954,293
THB	231,000	2.88%, due 12/17/2028	8,748
THB	12,400,000	4.88%, due 6/22/2029	536,051
THB	18,200,000	1.60%, due 12/17/2029	628,352
THB	19,500,000	3.65%, due 6/20/2031	796,967
THB	2,000,000	3.78%, due 6/25/2032	83,280
THB	5,000,000	1.60%, due 6/17/2035	168,665
THB	17,634,000	1.59%, due 12/17/2035	592,533
THB	11,350,000	3.40%, due 6/17/2036	472,553
THB	29,716,000	3.30%, due 6/17/2038	1,218,316	(d)
THB	1,248,000	2.88%, due 6/17/2046	49,506
			7,468,683
Tunisia 0.1%
EUR	104,000	Banque Centrale de Tunisie International Bond, 6.38%, due 7/15/2026	115,164	(b)

Turkey 2.1%
		Turkey Government Bond
TRY	4,456,654	10.60%, due 2/11/2026	557,900
TRY	4,496,028	10.50%, due 8/11/2027	557,299
TRY	7,438,601	11.70%, due 11/13/2030	968,865	(n)
		Turkey Government International Bond
	$314,000	5.60%, due 11/14/2024	330,290
	200,000	4.75%, due 1/26/2026	203,000
	263,000	5.95%, due 1/15/2031	269,970
	225,000	5.88%, due 6/26/2031	229,176
	241,000	6.00%, due 1/14/2041	230,589
		Turkiye Ihracat Kredi Bankasi AS
	200,000	8.25%, due 1/24/2024	216,860	(c)
	200,000	6.13%, due 5/3/2024	205,280	(c)
			3,769,229
Ukraine 1.2%
		Ukraine Government International Bond
	200,000	7.75%, due 9/1/2026	224,500	(b)
	807,000	9.75%, due 11/1/2028	978,723	(b)
	200,000	7.38%, due 9/25/2032	214,488	(b)
	200,000	7.25%, due 3/15/2033	212,733	(b)
	286,000	0.00%, due 5/31/2040	322,465	(c)(o)
	170,000	0.00%, due 5/31/2040	191,675	(b)(o)
	77,500	Ukreximbank Via Biz Finance PLC, 9.63%, due 4/27/2022	80,780	(c)
			2,225,364

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)			VALUE

United Arab Emirates 0.2%
		Abu Dhabi Government International Bond
	$200,000	3.13%, due 4/16/2030	$223,506	(b)
	200,000	2.70%, due 9/2/2070	184,023	(b)
			407,529
Uruguay 0.4%
		Uruguay Government International Bond
UYU	14,601,000	9.88%, due 6/20/2022	358,556	(b)
UYU	2,724,254	4.38%, due 12/15/2028	75,638
	$200,000	5.10%, due 6/18/2050	268,752
			702,946
Uzbekistan 0.2%
		Republic of Uzbekistan Bond
	200,000	5.38%, due 2/20/2029	228,826	(b)
	203,000	3.70%, due 11/25/2030	209,448	(b)
			438,274
Venezuela 0.1%
	916,200	Venezuela Government International Bond, 8.25%, due 10/13/2024	84,749	(b)(i)

		Total Foreign Government Securities (Cost $114,324,012)	119,638,713

U.S. Treasury Obligations 1.2%
	2,127,100	U.S. Treasury Bill, 0.10%, due 5/20/2021 (Cost $2,126,494)	2,126,629	(l)

NUMBER OF SHARES

Short-Term Investments 5.0%

Investment Companies 5.0%
8,939,240	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(p)	8,939,240	(d)
200,620	State Street Navigator Securities Lending Government Money Market Portfolio, 0.06%(p)	200,620	(q)

	Total Short-Term Investments (Cost $9,139,860)	9,139,860

	Total Investments 99.1% (Cost $174,693,160)	$180,750,579
	Other Assets Less Liabilities 0.9%	1,632,614	(r)
	Net Assets 100.0%	$182,383,193

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2021 amounted to $55,981,027, which represents 30.7% of net assets of the Fund.

(c)

Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2021, these securities amounted to $18,590,657, which represents 10.2% of net assets of the Fund.

(d)

All or a portion of this security is segregated in connection with obligations for when-issued securities, delayed delivery securities, futures, forward foreign currency contracts and/or swaps with a total value of $41,960,867.

See Notes to Schedule of Investments

(e)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(f)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(g)	The security or a portion of this security is on loan at January 31, 2021. Total value of all such securities at January 31, 2021 amounted to $198,226 for the Fund.
(h)	When-issued security. Total value of all such securities at January 31, 2021 amounted to $391,484, which represents 0.2% of net assets of the Fund.
(i)	Defaulted security.
(j)

Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of January 31, 2021.

(k)	Payment-in-kind (PIK) security.
(l)	Rate shown was the discount rate at the date of purchase.
(m)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(n)	All or a portion of this security was purchased on a delayed delivery basis.
(o)	Currently a zero coupon security; will convert to variable May 31, 2021 where it will be linked to the IMF Ukraine GDP Index.
(p)	Represents 7-day effective yield as of January 31, 2021.
(q)	Represents investment of cash collateral received from securities lending.
(r)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2021.

See Notes to Schedule of Investments

POSITIONS BY INDUSTRY

Industry	Investments at Value	Percentage of Net Assets
Foreign Government*	$118,441,546	64.9%
Oil & Gas	11,968,367	6.6%
Banks	7,199,090	3.9%
Electric	3,388,792	1.9%
Mining	3,347,287	1.8%
Telecommunications	3,017,383	1.7%
Pipelines	2,852,443	1.6%
U.S. Treasury Obligations	2,126,629	1.2%
Real Estate	1,839,614	1.0%
Engineering & Construction	1,685,447	0.9%
Chemicals	1,541,667	0.8%
Diversified Financial Services	1,389,925	0.8%
Iron - Steel	1,277,853	0.7%
Commercial Services	1,220,661	0.7%
Lodging	1,080,240	0.6%
Transportation	956,168	0.5%
Internet	881,351	0.5%
Media	858,510	0.5%
Insurance	736,321	0.4%
Food	694,613	0.4%
Pharmaceuticals	678,853	0.4%
Multi-National	666,354	0.4%
Energy - Alternate Sources	635,923	0.3%
Forest Products & Paper	522,049	0.3%
Investment Companies	494,615	0.3%
Beverages	265,765	0.1%
Computers	229,649	0.1%
Building Materials	225,700	0.1%
Aerospace & Defense	225,100	0.1%
Housewares	221,148	0.1%
Agriculture	213,900	0.1%
Retail	201,082	0.1%
Healthcare - Services	200,854	0.1%
Packaging & Containers	199,320	0.1%
Gas	126,500	0.1%
Short-Term Investments and Other Assets-Net	10,772,474	5.9%
	$182,383,193	100.0%

*                 Foreign Governments do not constitute an industry.

See Notes to Schedule of Investments

Derivative Instruments

Futures contracts (“futures”)

At January 31, 2021, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2021	37	U.S. Treasury Note, 10 Year	$5,070,156	$(36,305)
3/2021	4	U.S. Treasury Ultra Long Bond	818,875	(51,959)
Total Long Positions			$5,889,031	$(88,264)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2021	21	Euro-Bund	$(4,517,135)	$(9,429)
3/2021	5	Euro-Buxl Bond, 30 Year	(1,342,793)	5,704
3/2021	5	Korea Bond, 10 year	(579,161)	3,979
3/2021	14	U.S. Treasury Long Bond	(2,362,063)	77,209
3/2021	42	U.S. Treasury Note, 10 Year	(5,755,313)	37,435
Total Short Positions			$(14,556,465)	$114,898
Total Futures				$26,634

At January 31, 2021, the Fund had $446,681 deposited in a segregated account to cover margin requirements on open futures.

Forward foreign currency contracts (“forward FX contracts”)

At January 31, 2021, open forward FX contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
538,632	AUD	384,781	USD	SCB	2/5/2021	$26,875
538,897	AUD	384,590	USD	SSB	2/5/2021	27,269
445,648	BRL	81,384	USD	GSI	2/2/2021	67
15,000,000	BRL	2,739,276	USD	SCB	2/2/2021	2,253
1,299,051	BRL	230,811	USD	GSI	3/2/2021	6,426
3,140,168	BRL	542,119	USD	JPM	3/2/2021	31,349
1,332,212	BRL	236,308	USD	MS	3/2/2021	6,985
1,196,202	BRL	217,436	USD	JPM	4/5/2021	823
82,856	USD	445,648	BRL	GSI	2/2/2021	1,405
2,759,915	USD	15,000,000	BRL	SCB	2/2/2021	18,386
362,885,051	CLP	487,166	USD	SCB	3/12/2021	6,923
381,588,457	CLP	515,103	USD	CITI	3/17/2021	4,472
896,894,977	CLP	1,201,000	USD	MS	3/17/2021	20,222
369,310,925	CLP	498,900	USD	MS	3/17/2021	3,958
949,464	USD	659,933,257	CLP	GSI	3/17/2021	50,891
96,652	USD	68,082,823	CLP	JPM	3/17/2021	3,950
1,457,138	CNH	220,165	USD	CITI	2/18/2021	5,572
5,553,244	CNH	841,257	USD	GSI	2/18/2021	19,040
7,818,908	CNH	1,182,665	USD	JPM	2/18/2021	28,623
1,192,705	CNH	180,357	USD	SCB	2/18/2021	4,414
3,712,068	CNH	570,290	USD	CITI	4/19/2021	2,377
632,372	CNH	97,277	USD	SCB	4/19/2021	280
287,639	USD	1,855,589	CNH	CITI	2/18/2021	175
1,253,011	USD	4,362,996,197	COP	GSI	3/17/2021	32,447
326,955	USD	1,122,762,690	COP	JPM	3/17/2021	12,858
10,803,406	CZK	497,310	USD	CITI	3/12/2021	6,486
10,189,943	CZK	389,867	EUR	GSI	3/22/2021	1,579
7,426,391	CZK	283,345	EUR	JPM	3/22/2021	2,108
8,113,907	CZK	309,824	EUR	JPM	3/22/2021	2,002
10,365,964	CZK	396,799	EUR	JPM	3/22/2021	1,366
20,656,083	CZK	790,966	EUR	MS	3/22/2021	2,390
14,067,211	CZK	539,594	EUR	SCB	3/22/2021	498

See Notes to Schedule of Investments

2,488,683	CZK	95,225	EUR	SSB	3/22/2021	375
2,042,966	EUR	2,480,206	USD	JPM	3/3/2021	603
385,820	EUR	137,548,547	HUF	CITI	3/17/2021	1,311
387,509	EUR	137,778,649	HUF	GSI	3/17/2021	2,580
286,065	USD	233,037	EUR	JPM	2/3/2021	3,257
119,817	USD	97,055	EUR	JPM	2/3/2021	2,034
190,989	USD	157,231	EUR	JPM	2/3/2021	177
760,628	USD	617,761	EUR	MS	2/3/2021	10,928
3,326,716	USD	2,700,000	EUR	SSB	4/7/2021	45,419
461,847	USD	379,816	EUR	SSB	4/7/2021	259
35,766,925	HUF	98,481	EUR	HSBC	3/17/2021	1,899
221,887,983	HUF	613,970	EUR	JPM	3/17/2021	8,113
452,495,784	HUF	1,252,255	EUR	SCB	3/17/2021	16,318
4,608,894,258	IDR	325,142	USD	GSI	2/3/2021	3,310
8,560,787,803	IDR	574,974	USD	HSBC	2/3/2021	35,110
14,754,747,958	IDR	1,046,733	USD	JPM	2/3/2021	4,763
3,159,604,022	IDR	221,556	USD	JPM	2/24/2021	3,019
35,554,354	INR	477,614	USD	CITI	3/12/2021	7,373
67,911,210	INR	918,457	USD	CITI	4/8/2021	3,305
6,766,010	MXN	319,815	USD	CITI	2/5/2021	10,178
6,643,384	MXN	322,914	USD	CITI	2/5/2021	1,099
23,471,130	MXN	1,103,226	USD	GSI	2/5/2021	41,513
14,484,724	MXN	676,244	USD	GSI	2/5/2021	30,208
2,925,694	MXN	136,591	USD	GSI	2/5/2021	6,102
8,575,770	MXN	399,651	USD	SSB	2/5/2021	18,609
7,695,456	MXN	364,216	USD	SSB	2/5/2021	11,108
3,494,253	MXN	169,127	USD	SSB	2/5/2021	1,295
387,068	USD	7,810,518	MXN	GSI	2/5/2021	6,132
131,930	USD	2,635,796	MXN	GSI	2/5/2021	3,376
99,483	USD	1,983,856	MXN	GSI	2/5/2021	2,726
2,991,517	USD	59,784,597	MXN	HSBC	2/5/2021	75,691
242,212	USD	4,843,788	MXN	HSBC	2/5/2021	5,969
221,929	USD	4,487,948	MXN	JPM	2/5/2021	3,042
212,367	USD	4,222,906	MXN	SSB	2/5/2021	6,406
113,772	USD	2,295,780	MXN	SSB	2/5/2021	1,802
471,761	USD	1,711,737	PEN	GSI	4/16/2021	1,257
468,369	USD	1,697,605	PEN	JPM	4/16/2021	1,750
4,049,955	PLN	892,345	EUR	CITI	3/5/2021	3,992
574,548	PLN	125,918	EUR	HSBC	3/5/2021	1,386
392,731	PLN	86,353	EUR	SSB	3/5/2021	605
404,622	PLN	89,145	EUR	SSB	3/5/2021	408
1,379,330	RON	280,905	EUR	JPM	3/9/2021	1,849
522,742	RON	106,807	EUR	CITI	3/30/2021	118
8,367,577	RON	1,705,407	EUR	HSBC	3/30/2021	7,067
1,120,462	USD	83,265,464	RUB	GSI	4/16/2021	28,134
817,574	USD	60,811,140	RUB	GSI	4/16/2021	19,815
136,294	USD	10,193,951	RUB	JPM	4/16/2021	2,564
162,666	USD	12,385,447	RUB	SCB	4/16/2021	186
8,503,521	THB	283,403	USD	GSI	3/15/2021	674
8,044,160	THB	266,791	USD	JPM	3/15/2021	1,941
3,385,847	THB	112,994	USD	MS	3/15/2021	117
3,758,427	TRY	465,060	USD	CITI	3/5/2021	41,924
1,475,711	TRY	190,083	USD	GSI	3/8/2021	8,728
1,712,088	TRY	211,958	USD	MS	3/8/2021	18,699
12,484,849	UAH	428,591	USD	GSI	6/22/2021	273
481,214	USD	7,275,105	ZAR	CITI	2/5/2021	429
112,805	USD	1,700,000	ZAR	SSB	2/5/2021	458
5,077,399	ZAR	313,576	USD	CITI	2/5/2021	21,971
5,135,589	ZAR	333,339	USD	CITI	2/5/2021	6,053
8,180,838	ZAR	535,517	USD	CITI	2/5/2021	5,126
2,439,696	ZAR	158,641	USD	CITI	2/5/2021	2,589
8,658,798	ZAR	567,048	USD	GSI	2/5/2021	5,181
10,357,295	ZAR	680,526	USD	GSI	2/5/2021	3,950
7,363,635	ZAR	448,259	USD	HSBC	2/5/2021	38,377
4,247,922	ZAR	258,833	USD	SCB	2/5/2021	21,897
3,458,489	ZAR	208,997	USD	SCB	2/5/2021	19,562
3,895,603	ZAR	241,864	USD	SSB	2/5/2021	15,583
Total unrealized appreciation						$992,541

762,632	USD	1,077,499	AUD	JPM	2/5/2021	(60,860)

See Notes to Schedule of Investments

11,205,965	BRL	2,166,492	USD	GSI	2/2/2021	(118,394)
4,239,683	BRL	784,756	USD	JPM	2/2/2021	(9,875)
626,140	BRL	117,616	USD	CITI	3/2/2021	(3,268)
1,821,164	BRL	340,589	USD	CITI	3/2/2021	(8,002)
987,522	BRL	194,916	USD	CITI	3/2/2021	(14,571)
2,326,723	BRL	442,629	USD	GSI	3/2/2021	(17,715)
2,439,289	BRL	470,842	USD	GSI	3/2/2021	(25,370)
705,307	BRL	130,243	USD	SCB	3/2/2021	(1,437)
977,068	BRL	186,197	USD	SCB	3/2/2021	(7,762)
1,437,209	BRL	267,090	USD	SSB	3/2/2021	(4,622)
2,537,098	BRL	492,669	USD	CITI	3/12/2021	(29,458)
445,648	BRL	82,704	USD	GSI	4/5/2021	(1,391)
2,046,415	USD	11,205,965	BRL	GSI	2/2/2021	(1,683)
774,244	USD	4,239,683	BRL	JPM	2/2/2021	(637)
1,271,279	USD	7,102,000	BRL	MS	3/2/2021	(25,712)
348,534,943	CLP	474,811	USD	CITI	3/17/2021	(242)
355,989,108	CLP	485,660	USD	CITI	3/17/2021	(942)
202,673,121	CLP	284,853	USD	SSB	3/17/2021	(8,891)
455,218	USD	337,999,410	CLP	CITI	3/17/2021	(5,006)
250,602	USD	1,634,384	CNH	HSBC	2/18/2021	(2,593)
525,590	USD	3,459,345	CNH	HSBC	2/18/2021	(10,324)
465,763	USD	3,080,829	CNH	SCB	2/18/2021	(11,513)
572,367	USD	3,735,179	CNH	MS	4/19/2021	(3,866)
465,829	EUR	573,726	USD	CITI	2/3/2021	(8,407)
744,618	EUR	918,520	USD	CITI	2/3/2021	(14,870)
193,044	EUR	234,848	USD	JPM	2/3/2021	(575)
232,381	EUR	282,920	USD	JPM	2/3/2021	(908)
540,457	EUR	657,638	USD	JPM	2/3/2021	(1,753)
1,205,478	EUR	1,480,929	USD	JPM	2/3/2021	(17,991)
546,143	EUR	663,759	USD	SCB	3/3/2021	(568)
220,317	EUR	79,752,257	HUF	JPM	3/17/2021	(3,353)
616,251	EUR	221,242,558	HUF	SCB	3/17/2021	(3,150)
450,262	EUR	162,242,348	HUF	SCB	3/17/2021	(4,313)
770,176	EUR	3,484,063	PLN	CITI	3/5/2021	(378)
788,077	EUR	3,588,274	PLN	CITI	3/5/2021	(6,625)
127,884	EUR	625,038	RON	CITI	3/9/2021	(118)
154,339	EUR	754,292	RON	CITI	3/9/2021	(130)
1,256,768	EUR	6,149,266	RON	CITI	3/30/2021	(967)
260,788	USD	220,000	EUR	CITI	2/3/2021	(6,199)
2,478,678	USD	2,042,966	EUR	JPM	2/3/2021	(615)
282,885	USD	233,757	EUR	JPM	2/3/2021	(797)
107,973	USD	90,000	EUR	JPM	2/3/2021	(1,249)
443,077	USD	372,961	EUR	SSB	2/3/2021	(9,539)
1,455,903	USD	1,248,000	EUR	SSB	2/3/2021	(58,639)
289,829	USD	238,994	EUR	CITI	3/3/2021	(386)
385,363	USD	318,100	EUR	SSB	3/3/2021	(912)
1,844,225,154	IDR	131,872	USD	SCB	2/24/2021	(790)
86,041	USD	1,231,167,486	IDR	GSI	2/3/2021	(1,698)
171,495	USD	2,436,431,819	IDR	GSI	2/3/2021	(2,137)
135,354	USD	2,022,022,030	IDR	GSI	2/3/2021	(8,746)
569,226	USD	8,418,286,408	IDR	HSBC	2/3/2021	(30,703)
779,917	USD	11,074,814,787	IDR	JPM	2/3/2021	(9,330)
184,938	USD	2,741,707,489	IDR	JPM	2/3/2021	(10,450)
172,426	USD	2,432,236,541	IDR	JPM	2/24/2021	(450)
133,526	USD	1,904,741,912	IDR	SCB	2/24/2021	(1,857)
269,647	USD	3,841,664,195	IDR	SCB	2/24/2021	(3,406)
381,059	USD	5,451,431,962	IDR	SCB	2/24/2021	(6,411)
380,660	USD	5,451,431,962	IDR	SCB	2/24/2021	(6,810)
1,036,658	USD	14,754,747,958	IDR	JPM	4/30/2021	(4,456)
1,010,789,770	KRW	922,093	USD	GSI	2/16/2021	(18,173)
1,072,057,202	KRW	964,080	USD	JPM	3/2/2021	(5,388)
565,150,672	KRW	521,342	USD	JPM	3/12/2021	(15,973)
59,927,399	KZT	141,255	USD	CITI	3/25/2021	(1,068)
45,264,515	KZT	106,567	USD	JPM	3/25/2021	(681)
44,887,186	KZT	105,741	USD	JPM	3/25/2021	(737)
50,808,363	KZT	119,648	USD	MS	3/25/2021	(792)
97,095,561	KZT	225,149	USD	GSI	7/14/2021	(3,174)
103,253,489	KZT	239,818	USD	JPM	7/14/2021	(3,764)
9,377,584	MXN	463,801	USD	CITI	2/5/2021	(6,435)
8,917,046	MXN	447,537	USD	GSI	2/5/2021	(12,633)
8,524,752	MXN	421,333	USD	MS	2/5/2021	(5,562)

See Notes to Schedule of Investments

4,730,938	MXN	236,686	USD	SCB	2/5/2021	(5,948)
2,047,075	MXN	102,731	USD	SSB	2/5/2021	(2,891)
2,043,697	MXN	103,221	USD	SSB	2/5/2021	(3,546)
4,797,594	MXN	240,507	USD	SSB	2/5/2021	(6,518)
4,533,434	MXN	221,279	USD	HSBC	6/4/2021	(3,013)
59,784,597	MXN	2,951,931	USD	HSBC	6/4/2021	(73,553)
178,409	USD	3,765,230	MXN	CITI	2/5/2021	(5,229)
275,735	USD	5,780,000	MXN	GSI	2/5/2021	(6,168)
200,956	USD	4,288,265	MXN	HSBC	2/5/2021	(8,192)
281,230	USD	5,996,425	MXN	HSBC	2/5/2021	(11,229)
309,787	USD	6,600,000	MXN	SSB	2/5/2021	(12,109)
6,706,139	MYR	1,656,399	USD	JPM	2/19/2021	(3,128)
3,612,021	PEN	1,004,192	USD	GSI	4/16/2021	(11,360)
76,961	USD	3,720,394	PHP	SCB	3/15/2021	(322)
1,711,922	PLN	380,596	EUR	CITI	2/26/2021	(2,412)
1,704,198	PLN	383,926	EUR	CITI	2/26/2021	(8,530)
1,698,006	PLN	378,859	EUR	MS	2/26/2021	(4,039)
1,179,287	PLN	265,146	EUR	CITI	3/5/2021	(5,284)
1,715,563	PLN	386,612	EUR	CITI	3/5/2021	(8,771)
10,692,106	PLN	2,384,289	EUR	MS	3/5/2021	(24,008)
1,798,145	PLN	489,544	USD	CITI	3/12/2021	(6,598)
271,512,989	RUB	3,601,767	USD	GSI	4/16/2021	(39,890)
59,895,332	RUB	798,817	USD	JPM	4/16/2021	(13,073)
42,359,056	RUB	560,527	USD	MS	4/16/2021	(4,835)
37,201,745	RUB	499,553	USD	MS	4/16/2021	(11,518)
12,850,332	RUB	173,807	USD	SCB	4/16/2021	(5,229)
1,254,047	SGD	945,252	USD	GSI	2/26/2021	(1,245)
5,681,799	THB	189,891	USD	HSBC	3/15/2021	(80)
76,851	USD	2,305,099	THB	JPM	3/15/2021	(156)
96,403	USD	726,096	TRY	CITI	3/5/2021	(1,542)
881,639	USD	7,130,611	TRY	CITI	3/5/2021	(80,226)
368,906	USD	2,999,719	TRY	CITI	3/8/2021	(35,224)
6,874,849	UAH	234,396	USD	JPM	7/22/2021	(17)
7,117,209	UAH	243,740	USD	JPM	7/22/2021	(1,098)
253,188	USD	3,870,998	ZAR	CITI	2/5/2021	(2,633)
358,043	USD	5,921,173	ZAR	CITI	2/5/2021	(33,266)
376,323	USD	6,210,202	ZAR	CITI	2/5/2021	(34,086)
462,592	USD	7,192,382	ZAR	HSBC	2/5/2021	(12,727)
103,010	USD	1,565,504	ZAR	MS	2/5/2021	(449)
218,934	USD	3,500,000	ZAR	MS	2/5/2021	(12,369)
451,580	USD	7,028,925	ZAR	MS	2/5/2021	(12,936)
235,642	USD	3,837,807	ZAR	MS	2/5/2021	(17,985)
591,308	USD	9,308,265	ZAR	MS	2/5/2021	(23,841)
499,106	USD	8,100,000	ZAR	SSB	2/5/2021	(36,194)
672,301	USD	10,357,295	ZAR	GSI	5/5/2021	(3,822)
4,287,942	ZAR	284,301	USD	SCB	2/5/2021	(926)
2,407,156	ZAR	159,095	USD	SSB	2/5/2021	(15)
Total unrealized depreciation						$(1,276,430)
Total net unrealized depreciation						$(283,889)

Credit default swap contracts (“credit default swaps”)

At January 31, 2021, the Fund had outstanding credit default swaps as follows:

Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Paid by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	CDX Emerging Markets Index, Ser. 34 V.1	USD	5,486,110	1.00%	3M	12/20/2025	$344,169	$(157,575)	$(6,400)	$180,194

See Notes to Schedule of Investments

Interest rate swap contracts (“interest rate swaps”)

At January 31, 2021, the Fund had outstanding interest rate swaps as follows:

Centrally cleared interest rate swaps

Clearinghouse	Notional Amount		Fund Receives /Pays Floating Rate	Floating Rate Index	Annual Fixed-Rate		Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CME	BRL	4,382,362	Pay	1D CETIP	2.89%		T/T	1/3/2022	$(2,617)	$4,235	$1,618
CME	BRL	5,804,000	Pay	1D CETIP	2.99%		T/T	1/3/2022	(2,479)	6,517	4,038
CME	BRL	8,248,167	Pay	1D CETIP	5.89%		T/T	1/3/2022	37,668	54,781	92,449
CME	BRL	3,601,775	Pay	1D CETIP	6.07%		T/T	1/3/2022	17,548	25,487	43,035
CME	BRL	6,477,157	Receive	1D CETIP	4.43%		T/T	1/2/2023	(7,088)	10,358	3,270
CME	BRL	6,166,500	Pay	1D CETIP	5.36%		T/T	1/2/2023	16,905	31,573	48,478
CME	BRL	1,114,953	Pay	1D CETIP	5.66%		T/T	1/2/2023	3,522	6,437	9,959
CME	BRL	2,048,651	Pay	1D CETIP	6.23%		T/T	1/2/2023	10,489	11,989	22,478
CME	BRL	1,792,047	Pay	1D CETIP	6.61%		T/T	1/2/2023	11,599	11,619	23,218
CME	BRL	2,429,009	Pay	1D CETIP	6.77%		T/T	1/2/2023	17,104	16,277	33,381
CME	BRL	588,077	Pay	1D CETIP	9.26%		T/T	1/2/2023	11,231	14,211	25,442
CME	BRL	2,841,304	Pay	1D CETIP	4.99%		T/T	1/2/2024	(9,347)	1,111	(8,236)
CME	BRL	6,050,785	Pay	1D CETIP	4.84%		T/T	1/2/2024	(24,718)	12,242	(12,476)
CME	BRL	1,540,849	Pay	1D CETIP	5.72%		T/T	1/2/2024	454	2,194	2,648
CME	BRL	3,300,564	Pay	1D CETIP	5.76%		T/T	1/2/2024	1,911	15,851	17,762
CME	BRL	2,433,475	Pay	1D CETIP	5.97%		T/T	1/2/2024	3,838	2,924	6,762
CME	BRL	1,838,229	Pay	1D CETIP	6.50%		T/T	1/2/2024	8,227	11,455	19,682
CME	BRL	3,843,874	Pay	1D CETIP	5.65%		T/T	1/2/2025	(13,343)	15,969	2,626
CME	BRL	1,325,330	Pay	1D CETIP	6.46%		T/T	1/2/2025	2,765	7,581	10,346
CME	BRL	1,240,652	Pay	1D CETIP	6.82%		T/T	1/2/2025	5,797	7,724	13,521
CME	BRL	947,033	Pay	1D CETIP	6.23%		T/T	1/4/2027	(5,074)	3,997	(1,077)
CME	CLP	759,956,356	Receive	1D CLICP	1.96%		6M/6M	12/12/2021	(14,127)	(2,193)	(16,320)
CME	CLP	538,832,146	Pay	1D CLICP	1.36%		6M/6M	6/17/2025	(1,488)	928	(560)
CME	CLP	545,795,071	Pay	1D CLICP	1.16%		6M/6M	6/23/2025	(8,191)	657	(7,534)
CME	CLP	280,732,823	Pay	1D CLICP	1.63%		6M/6M	1/12/2026	1,238	240	1,478
CME	CLP	179,373,543	Receive	1D CLICP	2.33%		6M/6M	6/5/2030	4,022	(729)	3,293
CME	CLP	163,946,219	Pay	1D CLICP	2.15%		6M/6M	8/24/2030	(8,091)	991	(7,100)
LCH	CNY	5,000,000	Receive	7D CNRR007	2.67%		3M/3M	10/27/2025	3,517	(21)	3,496
LCH	CNY	6,500,000	Receive	7D CNRR007	2.78%		3M/3M	12/11/2025	(187)	(967)	(1,154)
CME	COP	1,742,073,468	Receive	1D IBRCOL	5.81%		3M/3M	4/3/2029	(70,136)	(1,395)	(71,531)
CME	COP	1,300,000,000	Receive	1D IBRCOL	5.92%		3M/3M	5/15/2029	(55,140)	(3,236)	(58,376)
CME	COP	730,551,162	Receive	1D IBRCOL	5.40%		3M/3M	3/11/2030	(22,835)	(1,093)	(23,928)
CME	COP	550,826,000	Receive	1D IBRCOL	5.47%		3M/3M	3/11/2030	(18,062)	(840)	(18,902)
CME	COP	837,586,105	Receive	1D IBRCOL	5.45%		3M/3M	3/12/2030	(27,096)	(1,197)	(28,293)
CME	COP	1,075,067,725	Receive	1D IBRCOL	4.98%		3M/3M	4/23/2030	(23,458)	(192)	(23,650)
CME	COP	308,163,565	Receive	1D IBRCOL	4.21%		3M/3M	7/8/2030	(1,246)	(145)	(1,391)
LCH	CZK	40,000,000	Pay	6M PRIBOR	2.07%		1Y/6M	9/30/2021	20,898	10,986	31,884
LCH	CZK	17,000,000	Receive	6M PRIBOR	1.58%		6M/1Y	1/11/2023	(14,204)	(547)	(14,751)
LCH	CZK	44,000,000	Receive	6M PRIBOR	1.70%		6M/1Y	6/18/2024	(54,981)	(21,089)	(76,070)
LCH	CZK	4,700,000	Receive	6M PRIBOR	1.64%		6M/1Y	6/21/2024	(5,435)	(2,137)	(7,572)
LCH	CZK	7,070,223	Receive	6M PRIBOR	1.68%		6M/1Y	7/17/2024	(8,615)	(3,005)	(11,620)
LCH	CZK	22,700,000	Receive	6M PRIBOR	1.01%		6M/1Y	1/15/2026	3,974	(302)	3,672
LCH	CZK	20,850,000	Pay	6M PRIBOR	1.40	%(a)	1Y/6M	11/12/2030	(5,379)	—	(5,379)
LCH	CZK	20,843,107	Pay	6M PRIBOR	1.38	%(b)	1Y/6M	11/13/2030	(6,054)	—	(6,054)
LCH	HUF	506,780,066	Pay	6M BUBOR	0.77%		1Y/6M	6/23/2022	(1,344)	6,622	5,278
LCH	HUF	25,000,000	Pay	6M BUBOR	0.81%		1Y/6M	9/12/2024	(912)	49	(863)
LCH	HUF	206,001,379	Receive	6M BUBOR	0.99%		6M/1Y	6/23/2025	6,874	(3,655)	3,219
LCH	HUF	137,427,851	Receive	6M BUBOR	1.55%		6M/1Y	1/7/2031	10,189	(249)	9,940
LCH	HUF	29,494,134	Receive	6M BUBOR	1.61%		6M/1Y	1/8/2031	1,684	(55)	1,629
LCH	HUF	215,240,757	Receive	6M BUBOR	1.56%		6M/1Y	1/8/2031	15,311	(379)	14,932
CME	MXN	3,500,000	Pay	28D TIIE	7.71%		28D/28D	1/21/2022	5,809	154	5,963
CME	MXN	12,211,377	Pay	28D TIIE	6.75%		28D/28D	6/23/2022	20,983	938	21,921
CME	MXN	7,261,528	Pay	28D TIIE	5.55%		28D/28D	4/13/2023	9,811	118	9,929
CME	MXN	50,671,017	Pay	28D TIIE	5.01	%(c)	28D/28D	11/22/2023	8,718	—	8,718
CME	MXN	44,780,934	Pay	28D TIIE	5.47	%(d)	28D/28D	6/19/2024	10,859	—	10,859
CME	MXN	5,068,693	Pay	28D TIIE	6.45%		28D/28D	4/1/2025	17,659	271	17,930
CME	MXN	1,800,000	Pay	28D TIIE	7.72%		28D/28D	12/3/2026	12,855	198	13,053
CME	MXN	3,300,000	Pay	28D TIIE	8.16%		28D/28D	12/28/2026	27,372	460	27,832
CME	MXN	6,685,611	Pay	28D TIIE	7.51%		28D/28D	4/20/2027	45,402	740	46,142
CME	MXN	7,645,431	Receive	28D TIIE	6.92%		28D/28D	8/31/2029	(41,942)	(77)	(42,019)

See Notes to Schedule of Investments

CME	MXN	10,567,193	Receive	28D TIIE	6.82%		28D/28D	9/10/2029	(54,211)	(671)	(54,882)
CME	MXN	6,361,768	Receive	28D TIIE	5.43%		28D/28D	12/30/2030	2,077	(171)	1,906
LCH	PLN	2,655,221	Pay	6M WIBOR	2.21%		1Y/6M	11/16/2021	11,159	2,939	14,098
LCH	PLN	1,250,000	Pay	6M WIBOR	2.33%		1Y/6M	4/6/2022	8,275	6,150	14,425
LCH	PLN	6,223,300	Receive	6M WIBOR	1.99%		6M/1Y	3/25/2024	(81,708)	(26,854)	(108,562)
LCH	PLN	1,331,846	Pay	6M WIBOR	0.63%		1Y/6M	3/26/2024	2,313	1,600	3,913
LCH	PLN	1,168,154	Pay	6M WIBOR	0.65%		1Y/6M	3/26/2024	2,225	1,457	3,682
LCH	PLN	2,700,694	Receive	6M WIBOR	0.64%		6M/1Y	6/9/2025	(1,312)	(2,756)	(4,068)
LCH	PLN	1,200,000	Pay	6M WIBOR	1.62%		1Y/6M	8/16/2029	14,228	1,989	16,217
LCH	PLN	4,600,000	Pay	6M WIBOR	1.75%		1Y/6M	2/26/2030	67,200	18,686	85,886
LCH	PLN	2,505,817	Receive	6M WIBOR	1.00%		6M/1Y	6/12/2030	9,051	(4,076)	4,975
LCH	PLN	3,570,674	Receive	6M WIBOR	1.64	%(e)	6M/1Y	11/24/2030	4,046	—	4,046
LCH	PLN	2,929,326	Receive	6M WIBOR	1.71	%(f)	6M/1Y	11/25/2030	640	—	640
LCH	ZAR	23,000,000	Pay	3M JIBAR	8.49	%(g)	3M/3M	7/18/2029	27,457	—	27,457
LCH	ZAR	10,939,070	Receive	3M JIBAR	7.54%		3M/3M	2/28/2030	(56,505)	(5,053)	(61,558)
Total									$(122,421)	$247,621	$125,200

At January 31, 2021, the Fund had $438,192 deposited in a segregated account to cover margin requirements for centrally cleared swaps.

(a)              Forward swap effective date 11/12/2025, which reflects the effective date interest accruals will commence.

(b)             Forward swap effective date 11/13/2025, which reflects the effective date interest accruals will commence.

(c)              Forward swap effective date 11/23/2022, which reflects the effective date interest accruals will commence.

(d)             Forward swap effective date 6/21/2023, which reflects the effective date interest accruals will commence.

(e)              Forward swap effective date 11/24/2025, which reflects the effective date interest accruals will commence.

(f)               Forward swap effective date 11/25/2025, which reflects the effective date interest accruals will commence.

(g)              Forward swap effective date 7/18/2024, which reflects the effective date interest accruals will commence

Over-the-counter interest rate swaps

Counterparty	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed-Rate		Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
GSI	BRL	1,000,000	Pay	1D CETIP	11.99%		T/T	1/2/2023	$45,716	$56,338	$102,054
JPM	CLP	231,188,535	Pay	1D CLICP	3.43%		6M/6M	5/10/2022	11,974	2,197	14,171
JPM	HUF	128,246,450	Receive	6M BUBOR	1.38%		6M/1Y	6/17/2021	(1,000)	(3,344)	(4,344)
GSI	HUF	359,014,464	Receive	6M BUBOR	1.27%		6M/1Y	1/10/2022	(5,508)	(347)	(5,855)
JPM	HUF	45,000,000	Receive	6M BUBOR	1.30%		6M/1Y	4/6/2022	(870)	(1,239)	(2,109)
GSI	HUF	348,500,219	Pay	6M BUBOR	0.84%		1Y/6M	9/21/2022	(404)	775	371
GSI	MXN	9,000,000	Pay	28D TIIE	5.37%		28D/28D	3/17/2021	536	132	668
GSI	MXN	28,033,731	Pay	28D TIIE	5.90%		28D/28D	9/12/2022	36,826	1,510	38,336
GSI	MXN	10,713,184	Pay	28D TIIE	6.21%		28D/28D	12/8/2025	34,168	527	34,695
GSI	MXN	9,462,643	Pay	28D TIIE	6.17%		28D/28D	3/5/2026	29,706	391	30,097
JPM	MXN	7,500,000	Pay	28D TIIE	6.13%		28D/28D	6/18/2026	23,130	420	23,550
GSI	MXN	5,000,000	Pay	28D TIIE	6.38%		28D/28D	9/16/2026	18,526	245	18,771
CITI	MYR	3,000,000	Receive	3M KLIBOR	1.95%		3M/3M	8/18/2025	5,037	(20)	5,017
JPM	MYR	3,700,000	Receive	3M KLIBOR	2.12%		3M/3M	11/12/2025	314	(365)	(51)
GSI	RUB	350,542,739	Pay	3M MOSPRIME	7.52%		1Y/3M	6/10/2021	38,571	191,141	229,712
GSI	RUB	160,000,000	Pay	3M MOSPRIME	6.29%		1Y/3M	12/14/2021	21,038	3,885	24,923
GSI	RUB	58,876,075	Pay	3M MOSPRIME	5.50	%(a)	1Y/3M	1/14/2023	(842)	—	(842)
GSI	RUB	223,218,139	Pay	3M MOSPRIME	7.07	%(b)	1Y/3M	4/2/2023	87,841	—	87,841
Total									$344,759	$252,246	$597,005

At January 31, 2021, the Fund received cash collateral of $560,000 from Goldman Sachs International to cover collateral requirements on over-the-counter derivatives.

(a)        Forward swap effective date 1/4/2022, which reflects the effective date interest accruals will commence

(b)       Forward swap effective date 4/2/2021, which reflects the effective date interest accruals will commence.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds(a)	$—	$49,845,377	$—	$49,845,377
Foreign Government Securities(a)	—	119,638,713	—	119,638,713
U.S. Treasury Obligations	—	2,126,629	—	2,126,629
Short-Term Investments	—	9,139,860	—	9,139,860
Total Investments	$—	$180,750,579	$—	$180,750,579

(a) The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of January 31, 2021:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$124,327	$—	$—	$124,327
Liabilities	(97,693)	—	—	(97,693)
Forward FX Contracts(a)
Assets	—	992,541	—	992,541
Liabilities	—	(1,276,430)	—	(1,276,430)
Swaps
Assets	—	1,589,526	—	1,589,526
Liabilities	—	(687,127)	—	(687,127)
Total	$26,634	$618,510	$—	$645,144

(a)    Futures and forward FX contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^             A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^

(Unaudited) January 31, 2021

NUMBER OF SHARES		VALUE

Common Stocks 0.5%
Business Equipment & Services 0.2%
21,820	Brock Holdings III, Inc.	$349,120	*(a)(b)
Media 0.3%
81,399	Clear Channel Outdoor Holdings, Inc.	161,984	*
34,616	iHeartMedia, Inc., Class A	503,316	*
		665,300
Media - Broadcast 0.0%(c)
3,338	Cumulus Media, Inc., Class A	28,974	*
	Total Common Stocks (Cost $1,349,733)	1,043,394

PRINCIPAL AMOUNT

Loan Assignments(d) 85.1%
Aerospace & Defense 1.6%
$432,885	AI Convoy (Luxembourg) S.A.R.L, Term Loan B, (6M USD LIBOR + 3.50%), 4.50%, due 1/17/2027	432,434
523,287	Atlantic Aviation FBO Inc., Term Loan B, (1M USD LIBOR + 3.75%), 3.88%, due 12/6/2025	522,309
525,148	MHI Holdings, LLC, Term Loan B, (1M USD LIBOR + 5.00%), 5.12%, due 9/21/2026	527,338
125,000	Spirit Aerosystems, Inc., Term Loan B, (1M USD LIBOR + 5.25%), 6.00%, due 1/15/2025	126,563	(b)
	TransDigm, Inc.
164,584	Term Loan E, (1M USD LIBOR + 2.25%), 2.37%, due 5/30/2025	161,836
1,283,586	Term Loan F, (1M USD LIBOR + 2.25%), 2.37%, due 12/9/2025	1,260,456
		3,030,936
Air Transport 1.5%
	American Airlines, Inc.
385,000	Term Loan B, (USD LIBOR + 2.00%), due 4/28/2023	356,552	(e)(f)
420,000	Term Loan B, (1M USD LIBOR + 1.75%), 1.88%, due 6/27/2025	374,850
603,900	First Lien Term Loan, (1M USD LIBOR + 1.75%), 1.87%, due 1/29/2027	546,910
393,025	Delta Air Lines, Inc., Term Loan B, (1M USD LIBOR + 4.75%), 4.87%, due 4/29/2023	399,117
165,750	JetBlue Airways Corporation, Term Loan, (3M USD LIBOR + 5.25%), 6.25%, due 6/17/2024	171,102
230,000	Mileage Plus Holdings LLC, Term Loan B, (3M USD LIBOR + 5.25%), 6.25%, due 6/25/2027	244,992
360,000	SkyMiles IP Ltd., Term Loan B, (3M USD LIBOR + 3.75%), 4.75%, due 10/20/2027	376,560
333,258	United Airlines, Inc., Term Loan B, (1M USD LIBOR + 1.75%), 1.90%, due 4/1/2024	326,386
		2,796,469

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

Auto Parts & Equipment 0.2%
$320,155	Trico Group LLC, Term Loan B, (USD LIBOR + 7.50%), due 2/2/2024	$324,957	(f)
Automotive 1.5%
381,540	Adient US LLC, Term Loan B, (1M USD LIBOR + 4.25%, 3M USD LIBOR + 4.25%), 4.37% - 4.46%, due 5/6/2024	381,540	(g)
363,965	Clarios Global LP, Term Loan B, (1M USD LIBOR + 3.50%), 3.62%, due 4/30/2026	363,397
663,924	Dealer Tire, LLC, Term Loan B, (1M USD LIBOR + 4.25%), 4.37%, due 12/12/2025	662,543
416,777	Navistar International Corporation, First Lien Term Loan B, (1M USD LIBOR + 3.50%), 3.63%, due 11/6/2024	415,840
291,105	Tenneco, Inc., Term Loan B, (1M USD LIBOR + 3.00%), 3.12%, due 10/1/2025	287,394
331,832	TI Group Automotive Systems, L.L.C., Term Loan, (3M USD LIBOR + 3.75%), 4.00%, due 12/16/2024	331,832
382,147	Wand NewCo 3, Inc., Term Loan, (1M USD LIBOR + 3.00%), 3.12%, due 2/5/2026	378,207
		2,820,753
Building & Development 2.7%
800,013	Cornerstone Building Brands, Inc., Term Loan, (1M USD LIBOR + 3.75%), 3.88%, due 4/12/2025	800,013
249,503	CPG International Inc., Term Loan, (3M USD LIBOR + 3.75%), 4.75%, due 5/5/2024	249,556
579,628	Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (1M USD LIBOR + 2.75%), 2.87%, due 8/21/2025	576,127
260,115	Forterra Finance, LLC, Term Loan B, (1M USD LIBOR + 3.00%), 4.00%, due 10/25/2023	260,440
695,000	MI Windows and Doors, LLC, Term Loan, (1M USD LIBOR + 3.75%), 4.50%, due 12/18/2027	700,213	(b)
625,000	Potters Industries, LLC, Term Loan B, (3M USD LIBOR + 4.00%), 4.75%, due 12/14/2027	626,563	(b)
515,679	Realogy Group LLC, Term Loan B, (1M USD LIBOR + 2.25%), 3.00%, due 2/8/2025	512,842
793,013	White Cap Buyer LLC, Term Loan B, (6M USD LIBOR + 4.00%), 4.50%, due 10/19/2027	795,542
585,775	Wilsonart LLC, Term Loan B, (3M USD LIBOR + 3.25%), 4.25%, due 12/19/2023	585,411
		5,106,707
Business Equipment & Services 10.6%
695,000	Adevinta ASA, Term Loan B, (USD LIBOR + 3.00%), due 10/13/2027	694,423	(e)(f)
	AlixPartners, LLP
439,748	Term Loan B, (1M USD LIBOR + 2.50%), 2.62%, due 4/4/2024	439,000
965,000	Term Loan B, (USD LIBOR + 2.75%), due 1/27/2028	963,794	(f)
1,039,654	APX Group, Inc., Term Loan, (1M USD LIBOR + 5.00%, 3M USD LIBOR + 4.00%), 5.12% - 7.25%, due 12/31/2025	1,040,433	(g)
520,787	Cast and Crew Payroll, LLC, First Lien Term Loan, (1M USD LIBOR + 3.75%), 3.87%, due 2/9/2026	512,757
936,774	Change Healthcare Holdings LLC, Term Loan B, (1M USD LIBOR + 2.50%), 3.50%, due 3/1/2024	936,774
449,313	Clear Channel Outdoor Holdings, Inc., Term Loan B, (2M USD LIBOR + 3.50%, 3M USD LIBOR + 3.50%), 3.66% - 3.71%, due 8/21/2026	437,657	(g)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

$767,649	ConvergeOne Holdings, Inc., Term Loan, (1M USD LIBOR + 5.00%), 5.12%, due 1/4/2026	$736,560
1,019,875	Deerfield Dakota Holding, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 4.75%, due 4/9/2027	1,023,700
800,965	Dun & Bradstreet Corporation (The), Term Loan, (1M USD LIBOR + 3.75%), 3.38%, due 2/6/2026	802,110
735,677	EIG Investors Corp., First Lien Term Loan, (3M USD LIBOR + 3.75%), 4.75%, due 2/9/2023	734,779
753,726	Endure Digital Inc., Term Loan, (USD LIBOR + 3.50%), due 1/29/2028	751,374	(f)
1,019,708	Garda World Security Corporation, First Lien Term Loan B, (1M USD LIBOR + 4.75%), 4.99%, due 10/30/2026	1,020,554
645,000	Greeneden U.S. Holdings II, LLC, Term Loan B, (1M USD LIBOR + 4.00%), 4.75%, due 12/1/2027	646,935
686,319	Learning Care Group, Inc., First Lien Term Loan, (3M USD LIBOR + 3.25%), 4.25%, due 3/13/2025	659,724
592,029	Loire Finco Luxembourg S.a.r.l., Term Loan, (1M USD LIBOR + 3.00%), 3.12%, due 4/21/2027	589,069
475,370	MX Holdings US, Inc., Term Loan B1C, (1M USD LIBOR + 2.75%), 3.50%, due 7/31/2025	476,111
430,000	Packaging Coordinators Midco, Inc., First Lien Term Loan, (3M USD LIBOR + 3.75%), 4.50%, due 11/30/2027	430,894
1,305,908	Prime Security Services Borrower, LLC, Term Loan, (3M USD LIBOR + 2.75%), 3.50%, due 9/23/2026	1,305,438
369,918	Service Logic Acquisition, Inc, Term Loan, (3M USD LIBOR + 4.00%), 4.75%, due 10/29/2027	371,305
663,692	Solera, LLC, Term Loan B, (1M USD LIBOR + 2.75%), 2.87%, due 3/3/2023	660,327
965,000	System One Holdings, LLC, Term Loan B, (USD LIBOR + 4.50%), due 2/28/2028	967,413	(b)(f)
	Tech Data Corporation
324,188	Term Loan, (1M USD LIBOR + 3.50%), 3.62%, due 6/30/2025	326,052
533,663	Term Loan, (1M USD LIBOR + 5.50%), 5.62%, due 6/30/2025	536,331	(b)
728,234	Tempo Acquisition LLC, Term Loan, (1M USD LIBOR + 3.25%), 3.75%, due 11/2/2026	726,414
433,635	Therma Intermediate LLC, Term Loan, (1M USD LIBOR + 4.00%), 4.75%, due 12/10/2027	434,360	(e)
678,457	Vertiv Group Corporation, Term Loan B, (1M USD LIBOR + 3.00%), 3.14%, due 3/2/2027	678,864
453,830	West Corporation, Term Loan, (USD LIBOR + 4.00%), due 10/10/2024	446,029	(e)(f)
836,451	William Morris Endeavor Entertainment, LLC, First Lien Term Loan, (1M USD LIBOR + 2.75%), 2.88%, due 5/18/2025	777,113
		20,126,294
Cable & Satellite Television 2.2%
1,937,018	Altice France S.A., Term Loan B13, (1M USD LIBOR + 4.00%), 4.13%, due 8/14/2026	1,931,361
465,566	CSC Holdings, LLC, Term Loan B5, (1M USD LIBOR + 2.50%), 2.63%, due 4/15/2027	462,950
365,000	Eagle Broadband Investments LLC, Term Loan, (3M USD LIBOR + 3.00%), 3.75%, due 11/12/2027	366,445
540,000	Radiate Holdco, LLC, Term Loan, (1M USD LIBOR + 3.50%), 4.25%, due 9/25/2026	539,552

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

	UPC Broadband Holding B.V.
$405,000	Term Loan B1, (1M USD LIBOR + 3.50%), 3.63%, due 1/31/2029	$404,899
405,000	Term Loan B2, (1M USD LIBOR + 3.50%), 3.63%, due 1/31/2029	404,899
		4,110,106
Chemicals & Plastics 1.7%
	Aruba Investments, Inc.
595,000	Term Loan, (3M USD LIBOR + 4.00%), 4.75%, due 11/24/2027	596,119
70,000	Second Lien Term Loan, (3M USD LIBOR + 7.75%), 8.50%, due 10/27/2028	70,233
617,659	Diamond (BC) B.V., Term Loan, (3M USD LIBOR + 3.00%), 3.12%, due 9/6/2024	614,880
399,000	Illuminate Buyer, LLC, Term Loan, (1M USD LIBOR + 4.00%), 4.12%, due 6/30/2027	399,750
	NIC Acquisition Corp.
635,000	Term Loan, (3M USD LIBOR + 3.75%), 4.50%, due 1/14/2028	636,194
95,000	Second Lien Term Loan, (USD LIBOR + 7.75%), due 1/14/2029	95,831	(e)(f)
98,133	PQ Corporation, Term Loan B, (3M USD LIBOR + 3.00%), 4.00%, due 2/7/2027	98,182
	Solenis Holdings LLC
665,337	First Lien Term Loan, (3M USD LIBOR + 4.00%), 4.23%, due 6/26/2025	662,902
165,000	Second Lien Term Loan, (3M USD LIBOR + 8.50%), 8.73%, due 6/26/2026	164,724
		3,338,815
Clothing - Textiles 0.2%
484,608	Varsity Brands, Inc., Term Loan B, (1M USD LIBOR + 3.50%), 4.50%, due 12/15/2024	464,080	(f)

Containers & Glass Products 3.4%
675,000	Altium Packaging LLC, Term Loan B, (USD LIBOR + 2.75%), due 1/29/2028	673,313	(b)(f)
807,949	Anchor Packaging Inc., Term Loan B, (1M USD LIBOR + 4.00%), 4.12%, due 7/18/2026	809,969	(b)
539,453	Berlin Packaging LLC, First Lien Term Loan, (1M USD LIBOR + 3.00%, 3M USD LIBOR + 3.00%), 3.15% - 3.26%, due 11/7/2025	535,213	(g)
726,324	BWAY Holding Company, Term Loan B, (1M USD LIBOR + 3.25%), 3.38%, due 4/3/2024	711,950
430,000	Charter NEX US, Inc., Term Loan, (1M USD LIBOR + 4.25%), 5.00%, due 12/1/2027	432,507
295,276	Consolidated Container Company LLC, First Lien Term Loan, (1M USD LIBOR + 2.75%), 3.75%, due 5/22/2024	295,214
622,085	Graham Packaging Company Inc., Term Loan, (1M USD LIBOR + 3.75%), 4.50%, due 8/4/2027	623,553
671,530	Klockner-Pentaplast of America, Inc., Term Loan B2, (1M USD LIBOR + 4.25%), 5.25%, due 6/30/2022	670,831
240,113	Reynolds Group Holdings Inc., Term Loan, (1M USD LIBOR + 2.75%), 2.87%, due 2/5/2023	239,964

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

	TricorBraun Holdings, Inc.
$462,187	First Lien Term Loan, (1M USD LIBOR + 3.75%), 4.75%, due 11/30/2023	$461,609
550,679	Term Loan, (USD LIBOR + 3.25%), due 2/3/2028	549,303	(b)(f)
548,785	Trident TPI Holdings, Inc., Term Loan B1, (3M USD LIBOR + 3.00%), 4.00%, due 10/17/2024	546,271
		6,549,697
Cosmetics - Toiletries 0.6%
1,065,942	Sunshine Luxembourg VII SARL, Term Loan B1, (3M USD LIBOR + 4.00%), 5.00%, due 10/1/2026	1,068,309

Diversified Insurance 2.0%
830,000	Gainwell Acquisition Corp., Term Loan B, (3M USD LIBOR + 4.00%), 4.75%, due 10/1/2027	831,560
	Hub International Limited
365,134	Term Loan B, (2M USD LIBOR + 2.75%, 3M USD LIBOR + 2.75%), 2.91% - 2.97%, due 4/25/2025	361,727	(g)
766,131	Term Loan B, (3M USD LIBOR + 3.25%), 4.00%, due 4/25/2025	767,088	(e)
633,413	Ryan Specialty Group, LLC, Term Loan, (1M USD LIBOR + 3.25%), 4.00%, due 9/1/2027	633,812
	Sedgwick Claims Management Services, Inc.
743,675	Term Loan B, (1M USD LIBOR + 4.00%), 4.12%, due 9/3/2026	744,605
512,425	Term Loan B3, (1M USD LIBOR + 4.25%), 5.25%, due 9/3/2026	515,469
		3,854,261
Drugs 1.8%
795,675	Bausch Health Companies Inc., Term Loan B, (1M USD LIBOR + 3.00%), 3.12%, due 6/2/2025	795,802
507,217	Endo Luxembourg Finance Company I S.a.r.l., Term Loan B, (3M USD LIBOR + 4.25%), 5.00%, due 4/29/2024	502,779
572,536	Mallinckrodt International Finance S.A., Term Loan B, (6M USD LIBOR + 4.75%), 5.50%, due 9/24/2024	538,470
690,814	Parexel International Corporation, Term Loan B, (1M USD LIBOR + 2.75%), 2.81%, due 9/27/2024	689,646
875,000	PPD, Inc., Term Loan, (1M USD LIBOR + 2.25%), 2.75%, due 1/13/2028	878,281
		3,404,978
Electronics - Electrical 10.8%
355,000	Ahead Data Blue, LLC, Term Loan B, (3M USD LIBOR + 5.00%), 6.00%, due 10/13/2027	356,555
1,418,424	Applied Systems, Inc., First Lien Term Loan, (3M USD LIBOR + 3.00%), 4.00%, due 9/19/2024	1,419,460
215,000	AQA Acquisition Holding, Inc., Term Loan, (USD LIBOR + 4.25%), due 11/19/2027	215,000	(b)(e)(f)
	Barracuda Networks, Inc.
486,921	First Lien Term Loan, (3M USD LIBOR + 3.75%), 4.50%, due 2/12/2025	486,716
155,000	Second Lien Term Loan, (3M USD LIBOR + 6.75%), 7.50%, due 10/30/2028	157,325
478,800	Buzz Merger Sub Ltd, Term Loan B, (1M USD LIBOR + 3.25%), 3.75%, due 1/29/2027	478,201	(b)
435,000	Cloudera, Inc., Term Loan B, (1M USD LIBOR + 2.50%), 3.25%, due 12/17/2027	436,631	(b)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

$650,042	CommScope, Inc., Term Loan B, (1M USD LIBOR + 3.25%), 3.37%, due 4/6/2026	$647,910
1,075,063	DiscoverOrg, LLC, First Lien Term Loan, (1M USD LIBOR + 3.75%), 3.90%, due 2/2/2026	1,076,407
	Epicor Software Corporation
733,163	Term Loan, (1M USD LIBOR + 4.25%), 5.25%, due 7/30/2027	734,812
90,000	Second Lien Term Loan, (1M USD LIBOR + 7.75%), 8.75%, due 7/31/2028	93,667
174,053	Finastra USA, Inc., First Lien Term Loan, (3M USD LIBOR + 3.50%, 6M USD LIBOR + 3.50%), 4.50%, due 6/13/2024	170,735	(g)
	Flexera Software LLC
404,074	First Lien Term Loan, (2M USD LIBOR + 3.25%, 3M USD LIBOR + 3.25%), 4.25%, due 2/26/2025	405,085	(g)
865,000	Term Loan, (USD LIBOR + 3.75%), due 1/26/2028	868,789	(e)(f)
	Hyland Software, Inc.
835,725	First Lien Term Loan, (1M USD LIBOR + 3.50%), 4.25%, due 7/1/2024	838,341
405,309	Second Lien Term Loan, (1M USD LIBOR + 7.00%), 7.75%, due 7/7/2025	409,868
380,000	Imprivata, Inc, Term Loan, (1M USD LIBOR + 3.75%), 4.25%, due 12/1/2027	381,045
	Informatica LLC
140,000	Second Lien Term Loan, (3M USD LIBOR + 7.13%), 7.13%, due 2/25/2025	143,150	(h)
512,419	Term Loan B, (1M USD LIBOR + 3.25%), 3.37%, due 2/25/2027	510,774
855,000	Ivanti Software, Inc., Term Loan B, (3M USD LIBOR + 4.75%), 5.75%, due 12/1/2027	860,703
1,335,209	McAfee, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 3.87%, due 9/30/2024	1,338,053
600,000	Netsmart Technologies, Inc., Term Loan B, (3M USD LIBOR + 4.00%), 4.75%, due 10/1/2027	601,752
	Optiv Security, Inc.
444,656	First Lien Term Loan, (1M USD LIBOR + 3.25%), 4.25%, due 2/1/2024	422,423
280,000	Second Lien Term Loan, (1M USD LIBOR + 7.25%), 8.25%, due 2/1/2025	236,132
	Project Alpha Intermediate Holding, Inc.
246,250	Term Loan B, (3M USD LIBOR + 4.25%), 4.48%, due 4/26/2024	247,329
571,150	Term Loan B, (3M USD LIBOR + 3.50%), 4.50%, due 4/26/2024	571,327
822,288	Rackspace Hosting, Inc., First Lien Term Loan, (3M USD LIBOR + 3.00%), 4.00%, due 11/3/2023	821,828
643,388	Redstone Buyer LLC, Term Loan, (3M USD LIBOR + 5.00%), 6.00%, due 9/1/2027	649,017
197,500	S2P Acquisition Borrower, Inc., Term Loan, (1M USD LIBOR + 4.00%), 4.12%, due 8/14/2026	197,006
860,000	Sophia, L.P., First Lien Term Loan, (3M USD LIBOR + 3.75%), 4.50%, due 10/7/2027	862,365

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

	Tibco Software Inc.
$902,117	Term Loan B3, (1M USD LIBOR + 3.75%), 3.88%, due 6/30/2026	$896,478
275,000	Second Lien Term Loan, (1M USD LIBOR + 7.25%), 7.38%, due 3/3/2028	278,267
	Uber Technologies, Inc.
352,241	Term Loan, (1M USD LIBOR + 3.50%), 3.62%, due 7/13/2023	352,185
218,878	Term Loan, (1M USD LIBOR + 4.00%), 5.00%, due 4/4/2025	219,219
	Ultimate Software Group Inc. (The),
2,064	First Lien Term Loan, (USD LIBOR + 3.25%), due 5/3/2026	2,071	(e)(f)
731,156	Term Loan, (3M USD LIBOR + 3.25%), 4.00%, due 5/4/2026	733,766
794,000	VS Buyer, LLC, Term Loan B, (1M USD LIBOR + 3.25%), 3.37%, due 2/28/2027	792,515
695,000	Weld North Education, LLC, Term Loan B, (1M USD LIBOR + 4.00%), 4.75%, due 12/21/2027	693,839
		20,606,746
Equipment Leasing 0.5%
888,965	Avolon TLB Borrower 1 (US) LLC, Term Loan B5, (1M USD LIBOR + 2.50%), 3.25%, due 12/1/2027	891,970

Financial Intermediaries 4.4%
	Alliant Holdings Intermediate, LLC
238,788	Term Loan B, (1M USD LIBOR + 3.25%), 3.37%, due 5/9/2025	237,486
279,085	Term Loan B3, (1M USD LIBOR + 3.75%), 4.25%, due 10/8/2027	279,085
1,292,583	AssuredPartners, Inc., Term Loan B, (1M USD LIBOR + 3.50%), 3.65%, due 2/12/2027	1,285,047
	Asurion LLC
1,079,472	Term Loan B7, (1M USD LIBOR + 3.00%), 3.12%, due 11/3/2024	1,075,230
872,273	Second Lien Term Loan, (1M USD LIBOR + 6.50%), 6.62%, due 8/4/2025	872,273
850,000	Term Loan B9, (USD LIBOR + 3.25%), due 7/29/2027	844,687	(b)(f)
280,000	Second Lien Term Loan B3, (USD LIBOR + 5.25%), due 1/29/2028	282,100	(b)(f)
510,000	Camelot U.S. Acquisition 1 Co., Term Loan B, (1M USD LIBOR + 3.00%), 4.00%, due 10/30/2026	511,275
935,000	Citadel Securities LP, Term Loan B, (USD LIBOR + 2.50%), due 2/27/2028	929,932	(f)
	Edelman Financial Center, LLC
558,196	First Lien Term Loan, (1M USD LIBOR + 3.00%), 3.12%, due 7/21/2025	553,311
390,000	Second Lien Term Loan, (1M USD LIBOR + 6.75%), 6.87%, due 7/20/2026	390,246
448,875	GT Polaris, Inc., Term Loan B, (3M USD LIBOR + 4.00%), 5.00%, due 9/24/2027	450,222
578,431	PI US MergerCo, Inc., First Lien Term Loan, (1M USD LIBOR + 3.50%), 4.50%, due 1/3/2025	578,327
		8,289,221

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

Food Products 0.6%
$448,875	Chobani, LLC, Term Loan B, (1M USD LIBOR + 3.50%), 4.50%, due 10/20/2027	$450,280
240,000	Froneri International Ltd., Second Lien Term Loan, (1M USD LIBOR + 5.75%), 5.87%, due 1/31/2028	243,000	(b)
520,000	WOOF Holdings, Inc, First Lien Term Loan, (3M USD LIBOR + 3.75%), 4.50%, due 12/21/2027	521,518
		1,214,798
Food Service 1.4%
1,067,206	US Foods, Inc., Term Loan B, (1M USD LIBOR + 1.75%), 1.87%, due 6/27/2023	1,056,289
858,000	Welbilt, Inc., Term Loan B, (1M USD LIBOR + 2.50%), 2.62%, due 10/23/2025	816,816
	Zaxby’s Operating Company LLC
520,000	First Lien Term Loan, (1M USD LIBOR + 3.75%), 4.50%, due 12/10/2027	523,250
206,250	Second Lien Term Loan, (USD LIBOR + 6.50%), due 12/8/2028	208,312	(e)(f)
		2,604,667
Health Care 10.7%
890,000	ADMI Corp., Term Loan, (1M USD LIBOR + 4.00%), 4.75%, due 12/23/2027	896,230	(e)
	Agiliti Health, Inc.
561,786	Term Loan, (1M USD LIBOR + 2.75%), 2.94%, due 1/4/2026	556,168	(b)
435,000	Term Loan, (1M USD LIBOR + 2.75%), 3.50%, due 1/4/2026	432,825	(b)(e)
	Athenahealth, Inc.
1,442,719	Term Loan B, (1M USD LIBOR + 4.50%), 4.63%, due 2/11/2026	1,446,773
380,000	Second Lien Term Loan, (1M USD LIBOR + 8.50%), 8.63%, due 2/11/2027	383,800	(b)
155,000	Avantor Funding, Inc., Term Loan B4, (1M USD LIBOR + 2.50%), 3.50%, due 11/8/2027	155,453
	Aveanna Healthcare, LLC
154,199	First Lien Term Loan, (1M USD LIBOR + 4.25%), 5.25%, due 3/18/2024	151,405
296,977	Term Loan B, (1M USD LIBOR + 5.50%), 6.50%, due 3/18/2024	293,936
424,991	Term Loan, (3M USD LIBOR + 6.25%), 7.25%, due 3/18/2024	423,665
509,313	Cano Health LLC, Term Loan, (3M USD LIBOR + 4.75%), 5.50%, due 11/19/2027	506,766
380,000	Curium BidCo S.a.r.l., Term Loan, (USD LIBOR + 4.25%), due 10/28/2027	376,200	(e)(f)
824,563	Emerald TopCo Inc, Term Loan, (3M USD LIBOR + 3.50%), 3.71%, due 7/24/2026	823,120
1,432,048	Envision Healthcare Corporation, First Lien Term Loan, (1M USD LIBOR + 3.75%), 3.87%, due 10/10/2025	1,213,660
	EyeCare Partners, LLC
52,027	Term Loan, (1M USD LIBOR + 3.75%), 3.75%, due 2/18/2027	51,071
221,301	Term Loan, (1M USD LIBOR + 3.75%), 3.87%, due 2/18/2027	217,235
661,376	Gentiva Health Services, Inc., Term Loan, (1M USD LIBOR + 3.25%), 3.38%, due 7/2/2025	660,549

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

$285,000	Heartland Dental, LLC, First Lien Term Loan, (USD LIBOR + 3.50%), due 4/30/2025	$278,374	(f)
1,093,806	MPH Acquisition Holdings LLC, Term Loan B, (3M USD LIBOR + 2.75%), 3.75%, due 6/7/2023	1,091,826
645,573	Navicure, Inc., Term Loan B, (1M USD LIBOR + 4.00%), 4.12%, due 10/22/2026	644,766
546,003	nThrive, Inc., First Lien Term Loan, (USD LIBOR + 3.75%), due 1/15/2028	546,685	(e)(f)
679,103	Ortho-Clinical Diagnostics SA, Term Loan B, (1M USD LIBOR + 3.25%), 3.39%, due 6/30/2025	677,065
	Pearl Intermediate Parent LLC
252,223	First Lien Term Loan, (1M USD LIBOR + 2.75%), 2.87%, due 2/14/2025	249,807
232,727	Second Lien Term Loan, (1M USD LIBOR + 6.25%), 6.37%, due 2/13/2026	231,710
427,834	PetVet Care Centers, LLC, Term Loan, (3M USD LIBOR + 4.25%), 5.25%, due 2/14/2025	429,258	(b)
528,239	PointClickCare Technologies, Inc., Term Loan B, (USD LIBOR + 3.00%), due 12/29/2027	528,239	(b)(e)(f)
930,119	Project Ruby Ultimate Parent Corp., Term Loan B, (1M USD LIBOR + 3.50%), 4.50%, due 2/9/2024	923,915
435,000	Quantum Health Inc, Term Loan B, (3M USD LIBOR + 5.00%), 5.75%, due 12/22/2027	430,650	(b)
869,719	RegionalCare Hospital Partners Holdings, Inc., Term Loan B, (1M USD LIBOR + 3.75%), 3.87%, due 11/16/2025	868,197
	Sound Inpatient Physicians
217,248	First Lien Term Loan, (1M USD LIBOR + 2.75%), 2.87%, due 6/27/2025	216,705
215,000	Second Lien Term Loan, (1M USD LIBOR + 6.75%), 6.87%, due 6/26/2026	215,359
	Southern Veterinary Partners, LLC
303,182	Term Loan, (6M USD LIBOR + 4.00%), 5.00%, due 10/5/2027	302,424	(b)
340,000	Second Lien Term Loan, (3M USD LIBOR + 7.75%), 8.75%, due 10/5/2028	341,700	(b)
1,846,997	Team Health Holdings, Inc., First Lien Term Loan, (USD LIBOR + 2.75%), 3.75%, due 2/6/2024	1,722,325	(e)
	Team Services Group
195,000	Term Loan, (6M USD LIBOR + 5.00%), 6.00%, due 12/20/2027	194,025	(b)
75,000	Second Lien Term Loan, (6M USD LIBOR + 9.00%), 10.00%, due 10/27/2028	74,625	(b)
	Tivity Health Inc.
100,579	Term Loan A, (1M USD LIBOR + 4.25%), 4.37%, due 3/8/2024	100,202
254,449	Term Loan B, (1M USD LIBOR + 5.25%), 5.37%, due 3/6/2026	253,403
1,423,103	Verscend Holding Corp., Term Loan B, (1M USD LIBOR + 4.50%), 4.62%, due 8/27/2025	1,423,103
		20,333,219
Health Insurance 0.3%
645,712	AmWINS Group, Inc., Term Loan B, (1M USD LIBOR + 2.75%), 3.75%, due 1/25/2024	646,958

Home Furnishings 0.5%
520,000	Ozark Holdings LLC, Term Loan B, (1M USD LIBOR + 4.00%), 4.75%, due 12/16/2027	520,328

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

$425,000	Weber-Stephen Products LLC, Term Loan B, (1M USD LIBOR + 3.25%), 4.00%, due 10/30/2027	$425,956
		946,284
Industrial Equipment 2.3%
272,632	AI Alpine AT Bidco GmbH, Term Loan B, (6M USD LIBOR + 3.00%), 3.23% - 3.23%, due 10/31/2025	264,794	(g)
852,476	Brookfield WEC Holdings Inc., Term Loan, (3M USD LIBOR + 2.75%), 3.25%, due 8/1/2025	850,984
520,624	Circor International, Inc., Term Loan B, (1M USD LIBOR + 3.25%), 4.25%, due 12/11/2024	513,986
367,663	Crosby US Acquisition Corp., Term Loan B, (1M USD LIBOR + 4.75%), 4.88%, due 6/26/2026	362,762
609,423	Filtration Group Corporation, First Lien Term Loan, (1M USD LIBOR + 3.00%), 3.12%, due 3/29/2025	602,566
503,508	Granite Holdings US Acquisition Co., Term Loan B, (3M USD LIBOR + 5.25%), due 9/30/2026	503,508	(b)(e)
371,250	Hyster-Yale Group, Inc., Term Loan B, (1M SD LIBOR + 3.25%), 3.37%, due 5/30/2023	367,538
501,526	Pro Mach Group, Inc., Term Loan, (1M USD LIBOR + 3.50%, 3M USD LIBOR + 3.50%), 4.50%, due 3/7/2025	495,257	(g)
343,275	Star US Bidco LLC, Term Loan B, (1M USD LIBOR + 4.25%), 5.25%, due 3/17/2027	340,700
		4,302,095
Leisure Goods - Activities - Movies 2.6%
354,113	Banijay Entertainment S.A.S, Term Loan, (1M USD LIBOR + 3.75%), 3.88%, due 3/1/2025	350,462
826,286	Carnival Corporation, Term Loan B, (1M USD LIBOR + 7.50%), 8.50%, due 6/30/2025	849,530
354,083	CityCenter Holdings, LLC, Term Loan B, (1M USD LIBOR + 2.25%), 3.00%, due 4/18/2024	349,363
645,000	Delta 2 (LUX) S.a.r.l., Term Loan, (1M USD LIBOR + 2.50%), 3.50%, due 2/1/2024	638,550
456,717	Emerald Expositions Holding, Inc., Term Loan B, (1M USD LIBOR + 2.50%), 2.62%, due 5/22/2024	439,361
280,000	Life Time Fitness Inc., Term Loan B, (USD LIBOR + 4.75%), due 12/10/2024	275,772	(f)
	Motion Finco Sarl
708,407	Term Loan B1, (3M USD LIBOR + 3.25%), 3.50%, due 11/12/2026	672,767
95,022	Term Loan B2, (3M USD LIBOR + 3.25%), 3.50%, due 11/12/2026	90,241
986,279	Playtika Holding Corp., Term Loan B, (3M USD LIBOR + 6.00%), 7.00%, due 12/10/2024	991,210
364,567	SeaWorld Parks & Entertainment, Inc., Term Loan B5, (1M USD LIBOR + 3.00%), 3.75%, due 3/31/2024	356,284
		5,013,540
Lodging & Casinos 2.2%
720,396	Alterra Mountain Company, Term Loan B, (1M USD LIBOR + 4.50%), 5.50%, due 8/1/2026	723,097
253,725	Aristocrat Leisure Limited, Term Loan B, (3M USD LIBOR + 3.75%), 4.75%, due 10/19/2024	254,598

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

	Caesars Resort Collection, LLC
$602,674	First Lien Term Loan B, (1M USD LIBOR + 2.75%), 2.87%, due 12/23/2024	$591,875
533,663	Term Loan B1, (1M USD LIBOR + 4.50%), 4.62%, due 7/21/2025	532,995
441,085	Golden Entertainment, Inc., First Lien Term Loan, (1M USD LIBOR + 3.00%), 3.75%, due 10/21/2024	436,859
173,219	GVC Holdings (Gibraltar) Limited, Term Loan B3, (3M USD LIBOR + 2.25%), 3.25%, due 3/29/2024	173,262
797,951	Scientific Games International, Inc., Term Loan B5, (1M USD LIBOR + 2.75%), 2.87%, due 8/14/2024	783,492
413,599	Stars Group Holdings B.V. (The), Term Loan, (3M USD LIBOR + 3.50%), 3.75%, due 7/10/2025	414,513
234,041	Station Casinos LLC, Term Loan B, (1M USD LIBOR + 2.25%), 2.50%, due 2/8/2027	230,184
		4,140,875
Nonferrous Metals - Minerals 0.7%
791,055	Covia Holdings Corporation, Term Loan, (1Y USD LIBOR + 4.00%), 5.39% due 6/1/2025	762,379	(i)
425,674	SCIH Salt Holdings Inc., Term Loan B, (3M USD LIBOR + 4.50%), 5.50%, due 3/16/2027	427,671
196,233	U.S. Silica Company, Term Loan B, (1M USD LIBOR + 4.00%), 5.00%, due 5/1/2025	180,413
		1,370,463
Oil & Gas 4.8%
1,048,581	BCP Raptor II, LLC, First Lien Term Loan, (1M USD LIBOR + 4.75%), 4.87%, due 11/3/2025	964,695
1,140,128	BCP Raptor, LLC, Term Loan B, (1M USD LIBOR + 4.25%), 5.25%, due 6/24/2024	1,050,103
1,059,054	BCP Renaissance Parent LLC, Term Loan B, (3M USD LIBOR + 3.50%), 4.50%, due 10/31/2024	1,034,283
374,085	Brazos Delaware II, LLC, Term Loan B, (1M USD LIBOR + 4.00%), 4.13%, due 5/21/2025	345,629
1,144,440	Lower Cadence Holdings LLC, Term Loan B, (1M USD LIBOR + 4.00%), 4.12%, due 5/22/2026	1,115,211
1,097,731	Lucid Energy Group II Borrower, LLC, First Lien Term Loan, (1M USD LIBOR + 3.00%), 4.00%, due 2/17/2025	1,040,100
918,202	Medallion Midland Acquisition, LLC, First Lien Term Loan, (1M USD LIBOR + 3.25%), 4.25%, due 10/30/2024	909,883
956,878	Prairie ECI Acquiror LP, Term Loan B, (1M USD LIBOR + 4.75%), 4.87%, due 3/11/2026	940,286
435,000	RS Ivy Holdco, Inc, Term Loan, (3M USD LIBOR + 5.50%), 6.50%, due 12/16/2027	435,000	(b)
1,304,487	Traverse Midstream Partners LLC, Term Loan, (1M USD LIBOR + 5.50%), 6.50%, due 9/27/2024	1,283,289
		9,118,479
Publishing 0.2%
340,854	Nielsen Finance LLC, Term Loan B5, (1M USD LIBOR + 3.75%), 4.75%, due 6/4/2025	342,773

Radio & Television 0.6%
298,000	Diamond Sports Group, LLC, Term Loan, (1M USD LIBOR + 3.25%), 3.38%, due 8/24/2026	253,053
218,900	Terrier Media Buyer, Inc., Term Loan B, (1M USD LIBOR + 4.25%), 4.37%, due 12/17/2026	218,900

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

$630,121	Univision Communications Inc., Term Loan C5, (1M USD LIBOR + 2.75%), 3.75%, due 3/15/2024	$627,984
		1,099,937
Retailers (except food & drug) 3.0%
1,849,408	Bass Pro Group, LLC, Term Loan B, (1M USD LIBOR + 5.00%), 5.75%, due 9/25/2024	1,850,721
	CNT Holdings I Corp
515,000	Term Loan, (6M USD LIBOR + 3.75%), 4.50%, due 11/8/2027	517,209
155,000	Second Lien Term Loan, (3M USD LIBOR + 6.75%), 7.50%, due 10/16/2028	158,100	(b)
	EG America LLC
239,840	Term Loan, (3M USD LIBOR + 4.00%), 4.25%, due 2/7/2025	239,070
100,494	Second Lien Term Loan, (3M USD LIBOR + 8.00%), 9.00%, due 4/20/2026	98,484
600,000	Les Schwab Tire Centers, Term Loan B, (3M USD LIBOR + 3.5%), 4.25%, due 11/2/2027	601,128
1,105,614	Petco Animal Supplies, Inc., Term Loan B, (3M USD LIBOR + 3.25%), 4.25%, due 1/26/2023	1,103,535	(e)
	PetSmart, Inc.
210,000	Term Loan, (3M USD LIBOR + 3.50%), 4.50%, due 3/11/2022	209,771
675,000	Term Loan B, (USD LIBOR + 3.75%), due 1/27/2028	669,938	(b)(f)
360,905	Staples, Inc., Term Loan, (3M USD LIBOR + 5.00%), 5.21%, due 4/16/2026	352,784
		5,800,740
Steel 0.7%
63,375	Apergy Corporation, Term Loan, (3M USD LIBOR + 5.00%), 6.00%, due 5/28/2027	64,445
627,880	MRC Global (US) Inc., First Lien Term Loan B, (1M USD LIBOR + 3.00%), 3.12%, due 9/20/2024	615,322	(b)
	TMS International Corp.
330,000	Term Loan B3, (1M USD LIBOR + 2.75%, 3M USD LIBOR + 2.75%), 3.75%, due 8/14/2024	329,383	(g)
398,701	Term Loan B2, (1M USD LIBOR + 2.75%, 3M USD LIBOR + 2.75%), 3.75%, due 8/14/2024	397,955	(g)
		1,407,105
Surface Transport 0.8%
364,081	Avis Budget Car Rental, LLC, Term Loan B, (1M USD LIBOR + 2.25%), 2.38%, due 8/6/2027	354,913
	Hertz Corporation, (The)
103,765	Term Loan, (1M USD LIBOR + 7.25%, 3M USD LIBOR + 3.75%), 3.75% - 8.25%, due 12/31/2021	105,989	(e)(g)
565,084	Term Loan B, (1M USD LIBOR + 2.75%), 3.50%, due 6/30/2023	556,370
595,000	PAI Holdco, Inc., Term Loan B, (3M USD LIBOR + 4.00%), 5.00%, due 10/28/2027	597,975
		1,615,247
Telecommunications 4.3%
520,000	CCI Buyer, Inc., Term Loan, (3M USD LIBOR + 4.00%), 4.75%, due 12/17/2027	523,120	(e)
436,338	CenturyLink, Inc., Term Loan B, (1M USD LIBOR + 2.25%), 2.37%, due 3/15/2027	434,484

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

$271,357	Connect Finco Sarl, Term Loan B, (3M USD LIBOR + 4.50%), 4.50%, due 12/11/2026	$271,647
483,788	Consolidated Communications, Inc., Term Loan B, (1M USD LIBOR + 4.75%), 5.75%, due 10/2/2027	487,029
1,638,086	GTT Communications, Inc., Term Loan B, (3M USD LIBOR + 2.75%), 3.00%, due 5/31/2025	1,296,004
	Intelsat Jackson Holdings S.A.
286,152	Term Loan, (1M USD LIBOR + 5.50%, 3M USD LIBOR + 5.50%), 6.50%, due 7/13/2022	290,625	(g)
2,135,000	Term Loan B3, (1M USD LIBOR + 4.75%), 8.00%, due 11/27/2023	2,158,229	(e)
883,584	Iridium Satellite LLC, Term Loan B, (1M USD LIBOR + 2.75%), 3.75%, due 11/4/2026	886,349
894,577	MTN Infrastructure TopCo Inc, First Lien Term Loan B, (1M USD LIBOR + 3.00%), 4.00%, due 11/15/2024	893,459
930,875	Zayo Group Holdings, Inc., Term Loan, (1M USD LIBOR + 3.00%), 3.12%, due 3/9/2027	924,554
		8,165,500
Utilities 3.7%
205,000	Astoria Energy LLC, Term Loan B, (3M USD LIBOR + 3.50%), 4.50%, due 12/10/2027	204,936
1,483,826	Blackstone CQP Holdco LP, Term Loan B, (3M USD LIBOR + 3.50%), 3.74%, due 9/30/2024	1,482,506
926,911	Eastern Power, LLC, Term Loan B, (3M USD LIBOR + 3.75%), 4.75%, due 10/2/2025	882,354
800,958	Edgewater Generation, L.L.C., Term Loan, (1M USD LIBOR + 3.75%), 3.87%, due 12/13/2025	797,154
587,738	EFS Cogen Holdings I LLC, Term Loan B, (3M USD LIBOR + 3.50%), 4.50%, due 10/1/2027	585,410
1,080,984	Granite Generation LLC, Term Loan B, (3M USD LIBOR + 3.75%, 1M USD LIBOR + 3.75%), 4.75%, due 11/9/2026	1,079,362	(g)
865,040	Kestrel Acquisition, LLC, Term Loan B, (6M USD LIBOR + 4.25%), 5.25%, due 6/2/2025	778,536
	Lightstone Holdco LLC
246,119	Term Loan B, (USD LIBOR + 3.75%), due 1/30/2024	222,737	(e)(f)
13,881	Term Loan C, (USD LIBOR + 3.75%), due 1/30/2024	12,563	(e)(f)
	Lonestar II Generation Holdings LLC
316,197	Term Loan B, (1M USD LIBOR + 5.00%), 5.12%, due 4/20/2026	307,976	(f)
38,521	Term Loan C, (1M USD LIBOR + 5.00%), 5.12%, due 4/20/2026	37,520	(f)
427,734	Nautilus Power, LLC, Term Loan B, (1M USD LIBOR + 4.25%), 5.25%, due 5/16/2024	424,171
190,875	Talen Energy Supply, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 3.87%, due 7/8/2026	189,840
		7,005,065

	Total Loan Assignments (Cost $161,603,217)	161,912,044

Corporate Bonds 3.9%
Air Transportation 0.1%
210,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, due 6/20/2027	229,688	(j)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

Auto Parts & Equipment 0.2%
$355,000	Tenneco, Inc., 7.88%, due 1/15/2029	$399,377	(j)

Building Materials 0.1%
230,000	Forterra Finance LLC/FRTA Finance Corp., 6.50%, due 7/15/2025	244,950	(j)

Electric - Integrated 0.2%
325,000	Talen Energy Supply LLC, 6.63%, due 1/15/2028	338,000	(j)

Gas Distribution 0.4%
650,000	Cheniere Energy, Inc., 4.63%, due 10/15/2028	680,062	(j)

Health Facilities 0.4%
475,000	CHS/Community Health Systems, Inc., 6.63%, due 2/15/2025	500,032	(j)
305,000	LifePoint Health, Inc., 6.75%, due 4/15/2025	325,588	(j)
		825,620
Investments & Misc. Financial Services 0.2%
385,317	Brock Holdings Notes 2022, 15.00%, due 4/24/2022	385,317	(a)(b)

Machinery 0.3%
445,000	Vertical U.S. Newco, Inc., 5.25%, due 7/15/2027	464,907	(j)

Media Content 0.4%
149,000	Cumulus Media New Holdings, Inc., 6.75%, due 7/1/2026	151,235	(j)
195,762	iHeartCommunications, Inc., 6.38%, due 5/1/2026	208,548
365,000	Univision Communications, Inc., 5.13%, due 2/15/2025	366,980	(j)
		726,763
Packaging 0.1%
90,000	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, due 9/15/2028	92,925	(j)

Personal & Household Products 0.1%
80,000	CD&R Smokey Buyer, Inc., 6.75%, due 7/15/2025	85,800	(j)

Real Estate Investment Trusts 0.4%
400,000	Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, due 10/15/2023	405,441
390,000	Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.00%, due 4/15/2023	398,288	(j)
		803,729
Recreation & Travel 0.1%
230,000	Royal Caribbean Cruises Ltd., 9.13%, due 6/15/2023	248,113	(j)

Specialty Retail 0.2%
415,000	eG Global Finance PLC, 8.50%, due 10/30/2025	440,937	(j)

Support - Services 0.1%
240,000	APX Group, Inc., 6.75%, due 2/15/2027	255,600	(j)

Telecom - Wireline Integrated & Services 0.6%
325,000	Altice Financing SA, 5.00%, due 1/15/2028	333,125	(j)
830,000	Altice France SA, 5.50%, due 1/15/2028	864,237	(j)
		1,197,362

	Total Corporate Bonds (Cost $7,061,949)	7,419,150

Asset-Backed Securities 3.3%
500,000	Anchorage Capital CLO Ltd., Ser. 2020-15A, Class E, (3M USD LIBOR + 7.50%), 7.72%, due 7/20/2031	500,068	(d)(j)
1,000,000	Ares LVIII CLO Ltd., Ser. 2020-58A, Class E, (3M USD LIBOR + 7.03%), 7.27%, due 1/15/2033	1,002,458	(d)(j)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

$500,000	BlueMountain CLO XXX Ltd., Ser. 2020-30A, Class E, (3M USD LIBOR + 7.73%), 7.89%, due 1/15/2033	$499,918	(d)(j)
	Flatiron CLO Ltd.
500,000	Ser. 2017-1A, Class ER, (3M USD LIBOR + 5.90%), due 5/15/2030	500,000	(a)(d)(e)(j)(m)
500,000	Ser. 2017-1A, Class E, (3M USD LIBOR + 6.00%), 6.22%, due 5/15/2030	496,408	(d)(j)
700,000	Magnetite CLO Ltd., Ser. 2015-12A, Class ER, (3M USD LIBOR + 5.68%), 5.92%, due 10/15/2031	671,231	(d)(j)
385,000	Magnetite XV Ltd., Ser. 2015-15A, Class ER, (3M USD LIBOR + 5.20%), 5.42%, due 7/25/2031	362,869	(d)(j)
1,000,000	Palmer Square CLO Ltd., Ser. 2015-1A, Class DR2, (3M USD LIBOR + 6.25%), 6.46%, due 5/21/2029	988,146	(d)(j)
1,250,000	TCI-Flatiron CLO Ltd., Ser. 2016-1A, Class ER2, (3M USD LIBOR + 7.00%), 7.24%, due 1/17/2032	1,249,981	(d)(j)

	Total Asset-Backed Securities (Cost $6,286,681)	6,271,079

Number of Shares

Short-Term Investments 15.9%
Investment Companies 15.9%
30,157,925	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(k) (Cost $30,157,925)	30,157,925
	Total Investments 108.7% (Cost $206,459,505)	206,803,592
	Liabilities Less Other Assets (8.7)%	(16,592,301	)(l)(n)
	Net Assets 100.0%	$190,211,291

*	Non-income producing security.
(a)

Security fair valued as of January 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2021 amounted to $1,234,437, which represents 0.6% of net assets of the Fund.

(b)	Value determined using significant unobservable inputs.
(c)	Represents less than 0.05% of net assets of the Fund.
(d)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2021 and changes periodically.
(e)	All or a portion of this security was purchased on a delayed delivery basis.
(f)	All or a portion of this security has not settled as of January 31, 2021 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(g)	The stated interest rates represent the range of rates at January 31, 2021 of the underlying contracts within the Loan Assignment.
(h)	Fixed coupon.
(i)	Defaulted security.
(j)

Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2021, these securities amounted to $12,690,923, which represents 6.7% of net assets of the Fund.

(k)	Represents 7-day effective yield as of January 31, 2021.
(l)	As of January 31, 2021, the value of unfunded loan commitments was $1,475,692 for the Fund (see Notes to Schedule of Investments).
(m)	When-issued security. Total value of all such securities at January 31, 2021 amounted to $500,000, which represents 0.3% of net assets of the Fund.
(n)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2021.

See Notes to Schedule of Investments

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$153,567,130	80.7%
Luxembourg	6,645,368	3.5%
Cayman Islands	5,774,671	3.0%
France	3,840,483	2.0%
United Kingdom	3,150,309	1.7%
Canada	2,056,231	1.1%
Ireland	891,970	0.5%
Germany	464,907	0.3%
Australia	254,598	0.1%
Short-Term Investments and Other Liabilities -Net	13,565,624	7.1%
	$190,211,291	100.0%

See Notes to Schedule of Investments

Total return swap contracts (“total return swaps”)

At January 31, 2021, the Fund had outstanding total return swaps as follows:

Over-the-counter total return swaps - Long (a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable- Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
MS	iBoxx USD Liquid Leveraged Loans Total Return Index	USD	3,323,931	3/20/2021	0.24%	—	3M USD LIBOR	T/3M	$23,931	$(919)	$23,012
JPM	iBoxx USD Liquid Leveraged Loans Total Return Index	USD	6,739,202	3/20/2021	0.24%	—	3M USD LIBOR	T/3M	39,202	(1,865)	37,337
Total									$63,133	$(2,784)	$60,349

(a) The Fund pays a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and receives the total return on the reference entity.

(b) Effective rate at January 31, 2021.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks
Business Equipment & Services	$—	$—	$349,120	$349,120
Other Common Stocks(a)	694,274	—	—	694,274
Total Common Stocks	694,274	—	349,120	1,043,394
Loan Assignments
Aerospace & Defense	—	2,904,373	126,563	3,030,936
Building & Development	—	3,779,931	1,326,776	5,106,707
Business Equipment & Services	—	18,622,550	1,503,744	20,126,294
Containers & Glass Products	—	4,517,112	2,032,585	6,549,697
Electronics - Electrical	—	19,476,914	1,129,832	20,606,746
Financial Intermediaries	—	7,162,434	1,126,787	8,289,221
Food Products	—	971,798	243,000	1,214,798
Health Care	—	16,659,505	3,673,714	20,333,219
Industrial Equipment	—	3,798,587	503,508	4,302,095
Oil & Gas	—	8,683,479	435,000	9,118,479
Retailers (except food & drug)	—	4,972,702	828,038	5,800,740
Steel	—	791,783	615,322	1,407,105
Other Loan Assignments(a)	—	56,026,007	—	56,026,007
Total Loan Assignments	—	148,367,175	13,544,869	161,912,044
Corporate Bonds
Investments & Misc. Financial Services	—	—	385,317	385,317
Other Corporate Bonds(a)	—	7,033,833	—	7,033,833
Total Corporate Bonds	—	7,033,833	385,317	7,419,150
Asset-Backed Securities	—	6,271,079	—	6,271,079
Short-Term Investments	—	30,157,925	—	30,157,925
Total Investments	$694,274	$191,830,012	$14,279,306	$206,803,592

(a) The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

(b) The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2020	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2021	Net change in unrealized appreciation/ (depreciation) from investments still held at 1/31/2021
Investments in securities:
Common Stocks(c)	$349	$—	$—	$—	$—	$—	$—	$—	$349	$—
Loan Assignments(d)	11,102	3	(1)	195	8,953	(363)	1,467	(7,811)	13,545	181
Corporate Bonds(c)	347	—	—	38	—	—	—	—	385	38
Total	$11,798	$3	$(1)	$233	$8,953	$(363)	$1,467	$(7,811)	$14,279	$219

(c) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 1/31/2021	Valuation approach	Unobservable Input(s)	Input value/Range	Weighted average	Impact to valuation from increase in input(e)
Common Stocks	$349,120	Market Comparables	Enterprise value/EBITDA multiple (EV/EBITDA)(d)	$11.1x	—	Increase
Corporate Bonds	385,317	Market Comparables	Second Lien Quotations	86.21	—	Increase

(d)	Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(e)

Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(f)

Securities categorized as Level 3 were valued based on a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of January 31, 2021:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Swaps
Assets	$—	$60,349	$—	$60,349
Total	$—	$60,349	$—	$60,349

^   A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.

Schedule of Investments High Income Bond Fund^

(Unaudited) January 31, 2021

PRINCIPAL AMOUNT		VALUE

Loan Assignments(a) 4.2%
Business Equipment & Services 0.1%
2,338,836	Service Logic Acquisition, Inc, Term Loan, (3M USD LIBOR + 4.00%), 4.75%, due 10/29/2027	$2,347,606

Chemicals & Plastics 0.3%
	Solenis Holdings LLC
2,072,604	First Lien Term Loan, (3M USD LIBOR + 4.00%), 4.23%, due 6/26/2025	2,065,019
2,455,000	Second Lien Term Loan, (3M USD LIBOR + 8.50%), 8.73%, due 6/26/2026	2,450,900
		4,515,919

Containers & Glass Products 0.3%
4,912,541	BWAY Holding Company, Term Loan B, (1M USD LIBOR + 3.25%), 3.38%, due 4/3/2024	4,815,322

Diversified Insurance 0.3%
5,070,000	Gainwell Acquisition Corp., Term Loan B, (3M USD LIBOR + 4.00%), 4.75%, due 10/1/2027	5,079,532

Electrical & Electronics 0.5%
5,805,000	Ivanti Software, Inc., Term Loan B, (3M USD LIBOR + 4.75%), 5.75%, due 12/1/2027	5,843,719	(b)(c)
2,433,900	Redstone Buyer LLC, Term Loan, (3M USD LIBOR + 5.00%), 6.00%, due 9/1/2027	2,455,197
		8,298,916

Food Service 0.2%
3,160,000	Welbilt, Inc., Term Loan B, (1M USD LIBOR + 2.50%), 2.62%, due 10/23/2025	3,008,320

Health Care 0.6%
1,760,000	ADMI Corp., Term Loan, (1M USD LIBOR + 4.00%), 4.75%, due 12/23/2027	1,772,320
8,464,419	Team Health Holdings, Inc., First Lien Term Loan, (USD LIBOR + 2.75%), 3.75%, due 2/6/2024	7,893,070	(b)(c)
		9,665,390
Industrial Equipment 0.2%
4,305,500	Granite Holdings US Acquisition Co., Term Loan B, (3M USD LIBOR + 5.25%), 4.17%, due 9/30/2026	4,305,500	(d)

Leisure Goods - Activities - Movies 0.1%
2,502,425	Carnival Corporation, Term Loan B, (1M USD LIBOR + 7.50%), 8.50%, due 6/30/2025	2,572,818

Oil & Gas 0.7%
1,716,000	Ascent Resources - Utica, Second Lien Term Loan, 10.00%, due 11/1/2025	1,870,440
3,561,859	BCP Raptor, LLC, Term Loan B, (1M USD LIBOR + 4.25%), 5.25%, due 6/24/2024	3,280,615
6,210,383	Lower Cadence Holdings LLC, Term Loan B, (1M USD LIBOR + 4.00%), 4.12%, due 5/22/2026	6,051,770
		11,202,825
Retailers (except food & drug) 0.8%
12,986,021	Bass Pro Group, LLC, Term Loan B, (1M USD LIBOR + 5.00%), 5.75%, due 9/25/2024	12,995,241

Utilities 0.1%
2,094,356	Granite Generation LLC, Term Loan B, (3M USD LIBOR + 3.75%, 1M USD LIBOR + 3.75%), 4.75%, due 11/9/2026	2,091,214	(e)
	Total Loan Assignments (Cost $69,367,155)	$70,898,603

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

Corporate Bonds 86.7%
Advertising 1.6%
$2,980,000	Cars.com, Inc., 6.38%, due 11/1/2028	3,151,350	(f)
3,420,000	Match Group, Inc., 5.63%, due 2/15/2029	3,710,700	(f)
2,805,000	Nielsen Co. Luxembourg S.a.r.l., 5.00%, due 2/1/2025	2,875,125	(f)(g)
	Nielsen Finance LLC/Nielsen Finance Co.
8,135,000	5.63%, due 10/1/2028	8,693,631	(f)
7,625,000	5.88%, due 10/1/2030	8,470,803	(f)
		26,901,609
Aerospace & Defense 2.8%
1,120,000	Bombardier, Inc., 7.88%, due 4/15/2027	1,033,950	(f)
1,585,000	Science Applications Int’l Corp., 4.88%, due 4/1/2028	1,668,213	(f)
4,590,000	Spirit AeroSystems, Inc., 7.50%, due 4/15/2025	4,923,739	(f)
	TransDigm, Inc.
4,540,000	6.38%, due 6/15/2026	4,687,550
8,615,000	7.50%, due 3/15/2027	9,218,050
22,145,000	5.50%, due 11/15/2027	22,725,199
2,545,000	4.63%, due 1/15/2029	2,527,516	(f)
1,130,000	Wolverine Escrow LLC, 9.00%, due 11/15/2026	1,076,325	(f)
		47,860,542
Air Transportation 1.4%
3,770,000	American Airlines Group, Inc., 3.75%, due 3/1/2025	2,888,763	(f)(g)
1,575,000	Delta Air Lines, Inc., 7.38%, due 1/15/2026	1,809,402
4,785,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, due 10/20/2028	5,302,443	(f)
10,090,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, due 6/20/2027	11,035,938	(f)
1,875,000	United Airlines Holdings, Inc., 4.25%, due 10/1/2022	1,875,000
690,000	United Airlines Pass Through Trust, Ser. 2020-1, Class B, 4.88%, due 1/15/2026	703,800	(h)
		23,615,346
Auto Loans 0.8%
	Ford Motor Credit Co. LLC
1,670,000	4.69%, due 6/9/2025	1,778,550
5,690,000	5.13%, due 6/16/2025	6,179,340
4,825,000	5.11%, due 5/3/2029	5,310,576
		13,268,466
Auto Parts & Equipment 1.8%
	American Axle & Manufacturing, Inc.
1,570,000	6.25%, due 4/1/2025	1,617,100	(g)
5,285,000	6.88%, due 7/1/2028	5,555,328	(g)
3,795,000	Clarios Global L.P./Clarios U.S. Finance Co., 8.50%, due 5/15/2027	4,018,905	(f)
4,085,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	4,340,312	(f)
	Goodyear Tire & Rubber Co.
4,540,000	9.50%, due 5/31/2025	5,084,800
2,670,000	5.00%, due 5/31/2026	2,730,369	(g)
3,955,000	Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 6.25%, due 5/15/2026	4,208,792	(f)
2,130,000	Tenneco, Inc., 7.88%, due 1/15/2029	2,396,261	(f)
		29,951,867

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

Automakers 1.4%
	Ford Motor Co.
$2,600,000	9.00%, due 4/22/2025	$3,168,750
5,885,000	9.63%, due 4/22/2030	8,340,155
2,852,000	7.45%, due 7/16/2031	3,643,430
4,410,000	4.75%, due 1/15/2043	4,451,031
2,210,000	5.29%, due 12/8/2046	2,328,080
1,335,000	Jaguar Land Rover Automotive PLC, 5.88%, due 1/15/2028	1,359,464	(f)
		23,290,910
Brokerage 0.3%
	LPL Holdings, Inc.
2,635,000	5.75%, due 9/15/2025	2,722,746	(f)
2,540,000	4.63%, due 11/15/2027	2,651,125	(f)
		5,373,871
Building & Construction 0.4%
	Shea Homes L.P./Shea Homes Funding Corp.
1,965,000	4.75%, due 2/15/2028	2,014,125	(f)
1,635,000	4.75%, due 4/1/2029	1,684,050	(f)
1,193,000	Taylor Morrison Communities, Inc., 5.75%, due 1/15/2028	1,345,107	(f)
	TRI Pointe Group, Inc.
940,000	5.25%, due 6/1/2027	1,020,840
1,095,000	5.70%, due 6/15/2028	1,229,138
		7,293,260
Building Materials 1.2%
2,835,000	Cornerstone Building Brands, Inc., 6.13%, due 1/15/2029	2,962,575	(f)
1,855,000	Forterra Finance LLC/FRTA Finance Corp., 6.50%, due 7/15/2025	1,975,575	(f)
	Jeld-Wen, Inc.
1,485,000	4.63%, due 12/15/2025	1,514,700	(f)
2,735,000	4.88%, due 12/15/2027	2,871,750	(f)
2,235,000	Masonite Int’l Corp., 5.38%, due 2/1/2028	2,392,813	(f)
4,105,000	Ply Gem Midco LLC, 8.00%, due 4/15/2026	4,289,725	(f)
4,110,000	White Cap Parent LLC, 8.25%, due 3/15/2026	4,156,238	(f)(h)(i)
		20,163,376
Cable & Satellite Television 3.3%
	CCO Holdings LLC/CCO Holdings Capital Corp.
8,145,000	5.00%, due 2/1/2028	8,556,322	(f)
4,150,000	4.75%, due 3/1/2030	4,414,438	(f)
	CSC Holdings LLC
1,835,000	7.50%, due 4/1/2028	2,034,556	(f)
12,850,000	5.75%, due 1/15/2030	13,793,768	(f)
4,065,000	4.63%, due 12/1/2030	4,146,300	(f)
4,215,000	DISH DBS Corp., 7.38%, due 7/1/2028	4,388,869
7,225,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, due 9/15/2028	7,604,313	(f)
2,125,000	Virgin Media Finance PLC, 5.00%, due 7/15/2030	2,187,751	(f)
7,785,000	Virgin Media Vendor Financing Notes IV DAC, 5.00%, due 7/15/2028	8,135,325	(f)
		55,261,642
Chemicals 1.9%
1,850,000	Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, due 6/15/2027	1,940,649	(f)
	CF Industries, Inc.
814,000	4.95%, due 6/1/2043	970,695
98,000	5.38%, due 3/15/2044	123,970
3,555,000	Hexion, Inc., 7.88%, due 7/15/2027	3,799,406	(f)
1,530,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, due 7/1/2028	1,705,491	(f)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

$4,700,000	Nouryon Holding BV, 8.00%, due 10/1/2026	$4,989,990	(f)(g)
	NOVA Chemicals Corp.
5,130,000	4.88%, due 6/1/2024	5,258,250	(f)
4,110,000	5.25%, due 6/1/2027	4,244,726	(f)
2,610,000	Olin Corp., 5.63%, due 8/1/2029	2,792,700
1,215,000	TPC Group, Inc., 10.50%, due 8/1/2024	1,152,221	(f)
2,370,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.38%, due 9/1/2025	2,429,250	(f)
1,120,000	Tronox Finance PLC, 5.75%, due 10/1/2025	1,148,000	(f)
1,155,000	Tronox, Inc., 6.50%, due 4/15/2026	1,191,094	(f)
		31,746,442
Consumer - Commercial Lease Financing 1.4%
3,377,000	AerCap Global Aviation Trust, 6.50%, due 6/15/2045	3,512,080	(f)(j)
10,044,968	Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, due 9/15/2024	8,990,246	(f)(i)
	Springleaf Finance Corp.
4,295,000	6.13%, due 3/15/2024	4,693,662
2,935,000	8.88%, due 6/1/2025	3,281,624
2,685,000	7.13%, due 3/15/2026	3,141,450
		23,619,062
Diversified Capital Goods 0.1%
2,400,000	Resideo Funding, Inc., 6.13%, due 11/1/2026	2,550,000	(f)

Electric - Generation 1.7%
	Calpine Corp.
10,465,000	4.50%, due 2/15/2028	10,749,648	(f)
5,515,000	5.13%, due 3/15/2028	5,708,025	(f)
5,315,000	4.63%, due 2/1/2029	5,368,150	(f)
4,409,000	5.00%, due 2/1/2031	4,530,248	(f)
3,215,000	NRG Energy, Inc., 3.63%, due 2/15/2031	3,343,600	(f)
		29,699,671
Electric - Integrated 1.3%
	FirstEnergy Corp.
2,290,000	Ser. C, 7.38%, due 11/15/2031	3,210,466
5,280,000	Ser. C, 5.35%, due 7/15/2047	6,384,998
	Talen Energy Supply LLC
3,620,000	10.50%, due 1/15/2026	3,330,400	(f)
4,675,000	7.25%, due 5/15/2027	4,943,812	(f)
2,115,000	6.63%, due 1/15/2028	2,199,600	(f)
1,765,000	7.63%, due 6/1/2028	1,901,788	(f)
		21,971,064
Electronics 0.1%
1,850,000	Amkor Technology, Inc., 6.63%, due 9/15/2027	2,014,187	(f)
366,000	ON Semiconductor Corp., 3.88%, due 9/1/2028	379,268	(f)
		2,393,455

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

Energy - Exploration & Production 5.3%
	Antero Resources Corp.
$900,000	8.38%, due 7/15/2026	$949,691	(f)
1,165,000	7.63%, due 2/1/2029	1,190,851	(f)
	Apache Corp.
1,180,000	5.10%, due 9/1/2040	1,194,821
1,105,000	4.75%, due 4/15/2043	1,049,750
	Ascent Resources Utica Holdings LLC/ARU Finance Corp.
9,710,000	7.00%, due 11/1/2026	9,273,050	(f)
2,324,000	9.00%, due 11/1/2027	2,618,869	(f)
1,300,000	8.25%, due 12/31/2028	1,323,023	(f)
2,795,000	California Resources Corp., 7.13%, due 2/1/2026	2,770,544	(f)
1,750,000	Callon Petroleum Co., 6.13%, due 10/1/2024	1,181,303
4,315,000	Comstock Escrow Corp., 9.75%, due 8/15/2026	4,590,081
3,345,000	Comstock Resources, Inc., 9.75%, due 8/15/2026	3,562,425
4,520,000	Double Eagle III Midco 1 LLC/Double Eagle Finance Corp., 7.75%, due 12/15/2025	4,678,200	(f)
4,510,000	EQT Corp., 5.00%, due 1/15/2029	4,904,625
	Hilcorp Energy I L.P./Hilcorp Finance Co.
2,540,000	6.25%, due 11/1/2028	2,679,700	(f)
1,987,000	5.75%, due 2/1/2029	2,020,421	(f)
2,193,000	6.00%, due 2/1/2031	2,225,895	(f)
6,250,000	Matador Resources Co., 5.88%, due 9/15/2026	5,968,750
	Occidental Petroleum Corp.
6,320,000	5.88%, due 9/1/2025	6,624,624
2,270,000	5.50%, due 12/1/2025	2,383,500
1,505,000	6.13%, due 1/1/2031	1,637,177
3,975,000	7.50%, due 5/1/2031	4,581,188
4,560,000	6.60%, due 3/15/2046	4,912,078
5,900,000	PDC Energy, Inc., 5.75%, due 5/15/2026	6,010,507
	Range Resources Corp.
4,260,000	4.88%, due 5/15/2025	4,169,187	(g)
4,485,000	9.25%, due 2/1/2026	4,887,708
1,285,000	8.25%, due 1/15/2029	1,349,250	(f)
1,240,000	SM Energy Co., 6.75%, due 9/15/2026	1,119,100
		89,856,318
Food - Wholesale 1.7%
	Kraft Heinz Foods Co.
1,055,000	5.20%, due 7/15/2045	1,226,990
4,475,000	4.88%, due 10/1/2049	5,063,321
	Performance Food Group, Inc.
1,170,000	6.88%, due 5/1/2025	1,258,101	(f)(g)
7,580,000	5.50%, due 10/15/2027	7,977,950	(f)
4,670,000	Post Holdings, Inc., 4.63%, due 4/15/2030	4,840,315	(f)
	U.S. Foods, Inc.
3,895,000	6.25%, due 4/15/2025	4,157,912	(f)
3,555,000	4.75%, due 2/15/2029	3,563,888	(f)(h)
		28,088,477
Forestry & Paper 0.3%
4,380,000	Mercer Int’l, Inc., 5.13%, due 2/1/2029	4,456,650	(f)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

Gaming 3.4%
	Boyd Gaming Corp.
$5,900,000	6.38%, due 4/1/2026	$6,117,474
6,275,000	6.00%, due 8/15/2026	6,487,660
	Caesars Entertainment, Inc.
2,280,000	6.25%, due 7/1/2025	2,402,926	(f)
3,765,000	8.13%, due 7/1/2027	4,132,087	(f)
4,378,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, due 10/15/2025	4,356,569	(f)
7,175,000	Churchill Downs, Inc., 5.50%, due 4/1/2027	7,506,844	(f)
	Scientific Games Int’l, Inc.
2,360,000	5.00%, due 10/15/2025	2,430,989	(f)
2,135,000	8.25%, due 3/15/2026	2,257,517	(f)
7,870,000	7.00%, due 5/15/2028	8,342,200	(f)
	Station Casinos LLC
1,269,000	5.00%, due 10/1/2025	1,277,198	(f)
2,460,000	4.50%, due 2/15/2028	2,410,800	(f)
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5,585,000	5.50%, due 3/1/2025	5,754,058	(f)
4,205,000	5.25%, due 5/15/2027	4,266,414	(f)
		57,742,736
Gas Distribution 7.2%
	Antero Midstream Partners L.P./Antero Midstream Finance Corp.
1,930,000	5.38%, due 9/15/2024	1,925,175
5,465,000	7.88%, due 5/15/2026	5,848,233	(f)
2,575,000	5.75%, due 3/1/2027	2,568,080	(f)
430,000	5.75%, due 1/15/2028	430,000	(f)
1,790,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, due 12/15/2025	1,894,053	(f)
	Buckeye Partners L.P.
2,445,000	4.13%, due 3/1/2025	2,478,619	(f)
3,915,000	3.95%, due 12/1/2026	3,943,540
2,645,000	4.13%, due 12/1/2027	2,705,967
5,155,000	4.50%, due 3/1/2028	5,324,703	(f)
2,275,000	5.85%, due 11/15/2043	2,269,313
7,660,000	Cheniere Energy Partners L.P., 4.50%, due 10/1/2029	8,234,500
6,545,000	Cheniere Energy, Inc., 4.63%, due 10/15/2028	6,847,706	(f)
7,110,000	DCP Midstream LLC, 5.85%, due 5/21/2043	6,292,350	(f)(j)
4,646,000	DCP Midstream Operating L.P., 5.60%, due 4/1/2044	4,855,070
1,210,000	EnLink Midstream LLC, 5.63%, due 1/15/2028	1,207,731	(f)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

	EnLink Midstream Partners L.P.
$150,000	4.15%, due 6/1/2025	$145,875
2,265,000	4.85%, due 7/15/2026	2,199,406
1,785,000	5.05%, due 4/1/2045	1,427,625
950,000	5.45%, due 6/1/2047	760,000
	EQM Midstream Partners L.P.
2,115,000	6.00%, due 7/1/2025	2,212,438	(f)
1,565,000	6.50%, due 7/1/2027	1,675,794	(f)
1,895,000	4.50%, due 1/15/2029	1,829,092	(f)
1,895,000	4.75%, due 1/15/2031	1,829,395	(f)
	EQT Midstream Partners L.P.
5,005,000	4.13%, due 12/1/2026	4,847,342
5,607,000	5.50%, due 7/15/2028	5,807,394
	Genesis Energy L.P./Genesis Energy Finance Corp.
2,590,000	6.50%, due 10/1/2025	2,396,527
4,555,000	6.25%, due 5/15/2026	4,082,829
1,250,000	8.00%, due 1/15/2027	1,187,875
	Global Partners L.P./GLP Finance Corp.
1,720,000	7.00%, due 8/1/2027	1,816,750
1,565,000	6.88%, due 1/15/2029	1,674,550	(f)
4,040,000	Harvest Midstream I L.P., 7.50%, due 9/1/2028	4,243,010	(f)
2,415,000	NuStar Logistics L.P., 5.75%, due 10/1/2025	2,559,900
5,355,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, due 4/15/2025	4,190,288
	Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
1,248,000	5.50%, due 9/15/2024	1,270,501	(f)
2,195,000	7.50%, due 10/1/2025	2,337,675	(f)
1,585,000	6.00%, due 3/1/2027	1,600,850	(f)
1,685,000	5.50%, due 1/15/2028	1,668,150	(f)
2,380,000	6.00%, due 12/31/2030	2,385,950	(f)
737,000	Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.38%, due 2/1/2027	761,660
	Western Gas Partners L.P.
1,435,000	5.30%, due 3/1/2048	1,470,875
2,225,000	5.50%, due 8/15/2048	2,202,750
	Western Midstream Operating L.P.
5,125,000	5.05%, due 2/1/2030	5,637,500	(k)
100,000	6.25%, due 2/1/2050	112,500	(k)
		121,159,541
Health Facilities 4.5%
	Acadia Healthcare Co., Inc.
4,445,000	5.50%, due 7/1/2028	4,733,925	(f)
1,520,000	5.00%, due 4/15/2029	1,599,800	(f)
	CHS/Community Health Systems, Inc.
5,135,000	8.13%, due 6/30/2024	5,391,750	(f)
855,000	6.63%, due 2/15/2025	900,059	(f)
1,605,000	5.63%, due 3/15/2027	1,685,250	(f)
4,510,000	8.00%, due 12/15/2027	4,910,262	(f)
1,755,000	6.00%, due 1/15/2029	1,864,688	(f)
3,800,000	6.88%, due 4/15/2029	3,842,750	(f)(h)
2,885,000	4.75%, due 2/15/2031	2,885,000	(f)(h)
3,260,000	Columbia/HCA Corp., 7.69%, due 6/15/2025	3,924,225
2,205,000	HCA, Inc., 5.63%, due 9/1/2028	2,582,430
3,405,000	Select Medical Corp., 6.25%, due 8/15/2026	3,638,242	(f)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

	Tenet Healthcare Corp.
$3,710,000	6.75%, due 6/15/2023	$4,025,350
2,665,000	6.25%, due 2/1/2027	2,807,324	(f)
4,575,000	4.63%, due 6/15/2028	4,785,885	(f)
19,695,000	6.13%, due 10/1/2028	20,571,132	(f)
6,270,000	THC Escrow Corp., 7.00%, due 8/1/2025	6,481,612	(g)
		76,629,684
Health Services 1.9%
6,155,000	Envision Healthcare Corp., 8.75%, due 10/15/2026	4,151,917	(f)
3,145,000	IQVIA, Inc., 5.00%, due 10/15/2026	3,266,869	(f)
2,530,000	Jaguar Holding Co. II/PPD Development L.P., 5.00%, due 6/15/2028	2,682,357	(f)
	Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
1,959,000	7.38%, due 6/1/2025	2,096,130	(f)
3,591,000	7.25%, due 2/1/2028	3,842,370	(f)
8,670,000	Team Health Holdings, Inc., 6.38%, due 2/1/2025	7,803,000	(f)
2,867,000	Vizient, Inc., 6.25%, due 5/15/2027	3,046,187	(f)
4,622,000	West Street Merger Sub, Inc., 6.38%, due 9/1/2025	4,760,660	(f)
		31,649,490
Hotels 1.2%
	Hilton Domestic Operating Co., Inc.
3,635,000	5.38%, due 5/1/2025	3,835,834	(f)
2,440,000	5.75%, due 5/1/2028	2,632,150	(f)
	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
2,065,000	7.50%, due 6/1/2025	2,225,037	(f)
4,530,000	5.88%, due 10/1/2028	4,745,175	(f)
	Wyndham Hotels & Resorts, Inc.
2,580,000	5.38%, due 4/15/2026	2,641,275	(f)
4,540,000	4.38%, due 8/15/2028	4,585,400	(f)
		20,664,871
Insurance Brokerage 2.1%
6,710,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 10/15/2027	7,095,825	(f)
3,370,000	AmWINS Group, Inc., 7.75%, due 7/1/2026	3,612,236	(f)
	AssuredPartners, Inc.
5,485,000	7.00%, due 8/15/2025	5,649,550	(f)
3,665,000	5.63%, due 1/15/2029	3,719,975	(f)
5,136,000	GTCR AP Finance, Inc., 8.00%, due 5/15/2027	5,534,040	(f)
9,955,000	HUB Int’l Ltd., 7.00%, due 5/1/2026	10,328,312	(f)
		35,939,938
Machinery 1.0%
5,460,000	Harsco Corp., 5.75%, due 7/31/2027	5,657,925	(f)
4,345,000	RBS Global, Inc./Rexnord LLC, 4.88%, due 12/15/2025	4,439,460	(f)
3,425,000	Terex Corp., 5.63%, due 2/1/2025	3,506,344	(f)
1,030,000	Vertical Holdco GmbH, 7.63%, due 7/15/2028	1,111,112	(f)
2,295,000	Vertical U.S. Newco, Inc., 5.25%, due 7/15/2027	2,397,667	(f)
		17,112,508
Managed Care 0.9%
4,700,000	Centene Corp., 3.38%, due 2/15/2030	4,923,250
2,310,000	Molina Healthcare, Inc., 3.88%, due 11/15/2030	2,468,813	(f)
7,665,000	MPH Acquisition Holdings LLC, 5.75%, due 11/1/2028	7,597,931	(f)(g)
		14,989,994
Media Content 1.2%
3,430,000	AMC Networks, Inc., 4.25%, due 2/15/2029	3,414,599	(h)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

$1,205,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, due 8/15/2026	$973,038	(f)
1,565,000	Scripps Escrow II, Inc., 5.38%, due 1/15/2031	1,580,650	(f)
	Sirius XM Radio, Inc.
2,555,000	5.38%, due 7/15/2026	2,653,368	(f)
4,125,000	5.00%, due 8/1/2027	4,335,519	(f)
6,064,000	5.50%, due 7/1/2029	6,598,390	(f)
		19,555,564
Medical Products 0.2%
3,215,000	Avantor Funding, Inc., 4.63%, due 7/15/2028	3,377,486	(f)

Metals - Mining Excluding Steel 2.4%
6,845,000	Constellium SE, 5.63%, due 6/15/2028	7,324,150	(f)
	First Quantum Minerals Ltd.
3,355,000	6.88%, due 3/1/2026	3,493,394	(f)
3,020,000	6.88%, due 10/15/2027	3,257,614	(f)
	Freeport-McMoRan, Inc.
2,195,000	4.25%, due 3/1/2030	2,379,512
4,905,000	4.63%, due 8/1/2030	5,445,899
3,835,000	5.40%, due 11/14/2034	4,764,987
3,240,000	5.45%, due 3/15/2043	4,050,000
6,045,000	Hudbay Minerals, Inc., 6.13%, due 4/1/2029	6,407,700	(f)
3,835,000	Novelis Corp., 5.88%, due 9/30/2026	4,017,162	(f)
		41,140,418
Oil Field Equipment & Services 1.0%
6,650,000	Archrock Partners L.P./Archrock Partners Finance Corp., 6.25%, due 4/1/2028	6,791,313	(f)
2,180,000	TechnipFMC PLC, 6.50%, due 2/1/2026	2,270,821	(f)
	USA Compression Partners L.P./USA Compression Finance Corp.
3,450,000	6.88%, due 4/1/2026	3,605,940
4,190,000	6.88%, due 9/1/2027	4,441,400
		17,109,474
Oil Refining & Marketing 0.1%
960,000	Calumet Specialty Products Partners L.P./Calumet Finance Corp., 11.00%, due 4/15/2025	950,400	(f)

Packaging 1.5%
741,000	Berry Global Escrow Corp., 5.63%, due 7/15/2027	788,239	(f)
4,995,000	BWAY Holding Co., 7.25%, due 4/15/2025	4,942,553	(f)
5,855,000	Graham Packaging Co., Inc., 7.13%, due 8/15/2028	6,330,719	(f)
5,565,000	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, due 9/15/2028	5,745,862	(f)
2,920,000	Trident TPI Holdings, Inc., 9.25%, due 8/1/2024	3,091,550	(f)
3,735,000	Trivium Packaging Finance BV, 8.50%, due 8/15/2027	4,057,218	(f)
		24,956,141
Personal & Household Products 0.6%
4,100,000	Edgewell Personal Care Co., 5.50%, due 6/1/2028	4,385,893	(f)
2,825,000	Energizer Holdings, Inc., 4.75%, due 6/15/2028	2,944,215	(f)
2,865,000	Spectrum Brands, Inc., 5.50%, due 7/15/2030	3,079,875	(f)
		10,409,983

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

Pharmaceuticals 0.7%
	Bausch Health Cos., Inc.
$2,820,000	6.25%, due 2/15/2029	$3,024,676	(f)
1,690,000	7.25%, due 5/30/2029	1,882,237	(f)
6,255,000	Valeant Pharmaceuticals Int’l, Inc., 6.13%, due 4/15/2025	6,408,623	(f)
		11,315,536
Rail 0.3%
5,245,000	Watco Cos. LLC/Watco Finance Corp., 6.50%, due 6/15/2027	5,625,263	(f)

Real Estate Development & Management 0.9%
	Realogy Group LLC/Realogy Co-Issuer Corp.
2,220,000	4.88%, due 6/1/2023	2,292,150	(f)
3,950,000	7.63%, due 6/15/2025	4,290,688	(f)
6,470,000	9.38%, due 4/1/2027	7,173,612	(f)
1,580,000	5.75%, due 1/15/2029	1,613,575	(f)
		15,370,025
Real Estate Investment Trusts 5.2%
4,475,000	Communications Sales & Leasing, Inc./CSL Capital LLC, 7.13%, due 12/15/2024	4,607,907	(f)
	EPR Properties
4,100,000	4.50%, due 6/1/2027	4,188,594
1,280,000	4.95%, due 4/15/2028	1,328,925
1,845,000	3.75%, due 8/15/2029	1,805,712
	ESH Hospitality, Inc.
4,078,000	5.25%, due 5/1/2025	4,159,560	(f)
9,130,000	4.63%, due 10/1/2027	9,335,242	(f)
	Iron Mountain, Inc.
6,621,000	4.88%, due 9/15/2027	6,918,945	(f)
5,254,000	5.25%, due 3/15/2028	5,519,984	(f)
4,975,000	5.00%, due 7/15/2028	5,228,426	(f)
8,720,000	4.88%, due 9/15/2029	9,054,630	(f)
2,995,000	5.25%, due 7/15/2030	3,174,700	(f)
2,100,000	5.63%, due 7/15/2032	2,268,000	(f)
1,840,000	MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 4.63%, due 6/15/2025	1,950,400	(f)
	Outfront Media Capital LLC/Outfront Media Capital Corp.
4,941,000	5.00%, due 8/15/2027	5,093,183	(f)
2,525,000	4.63%, due 3/15/2030	2,518,688	(f)
3,170,000	RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, due 10/15/2027	3,233,400
9,705,000	Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, due 2/15/2025	10,417,881	(f)
6,315,000	Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.00%, due 4/15/2023	6,449,194	(f)
		87,253,371
Recreation & Travel 3.8%
	Carnival Corp.
4,510,000	11.50%, due 4/1/2023	5,117,001	(f)
5,935,000	10.50%, due 2/1/2026	6,884,600	(f)
4,745,000	7.63%, due 3/1/2026	5,017,837	(f)
3,510,000	9.88%, due 8/1/2027	4,027,725	(f)
	Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
2,930,000	5.50%, due 5/1/2025	3,044,475	(f)
1,340,000	6.50%, due 10/1/2028	1,413,700	(f)(g)
1,070,000	Constellation Merger Sub, Inc., 8.50%, due 9/15/2025	984,400	(f)(g)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

	Life Time, Inc.
$1,545,000	5.75%, due 1/15/2026	$1,560,643	(f)
1,990,000	8.00%, due 4/15/2026	1,992,488	(f)(h)
3,920,000	Motion Bondco DAC, 6.63%, due 11/15/2027	3,914,198	(f)(g)
1,975,000	NCL Corp. Ltd., 5.88%, due 3/15/2026	1,954,026	(f)
	Royal Caribbean Cruises Ltd.
5,946,000	5.25%, due 11/15/2022	5,857,732
4,855,000	10.88%, due 6/1/2023	5,474,012	(f)
5,660,000	11.50%, due 6/1/2025	6,526,150	(f)
4,315,000	SeaWorld Parks & Entertainment, Inc., 9.50%, due 8/1/2025	4,627,837	(f)
2,140,000	Six Flags Entertainment Corp., 5.50%, due 4/15/2027	2,159,795	(f)
3,520,000	Six Flags Theme Parks, Inc., 7.00%, due 7/1/2025	3,792,800	(f)
		64,349,419
Restaurants 0.1%
1,565,000	Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, due 2/1/2026	1,590,431	(f)(g)

Software - Services 2.3%
2,366,000	BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, due 1/31/2026	2,425,150	(f)
3,165,000	Endurance Acquisition Merger Sub, 6.00%, due 2/15/2029	3,109,612	(f)(h)
2,175,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, due 12/1/2027	2,291,439	(f)
2,055,000	Granite Merger Sub 2, Inc., 11.00%, due 7/15/2027	2,363,250	(f)
1,915,000	Open Text Corp., 5.88%, due 6/1/2026	1,991,217	(f)
	Presidio Holdings, Inc.
1,190,000	4.88%, due 2/1/2027	1,249,940	(f)
6,640,000	8.25%, due 2/1/2028	7,378,700	(f)
2,530,000	Rackspace Technology Global, Inc., 5.38%, due 12/1/2028	2,637,525	(f)
5,515,000	Solera LLC/Solera Finance, Inc., 10.50%, due 3/1/2024	5,662,361	(f)
8,300,000	SS&C Technologies, Inc., 5.50%, due 9/30/2027	8,789,783	(f)
1,360,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, due 2/1/2029	1,373,600	(f)(h)
		39,272,577
Specialty Retail 1.4%
	Asbury Automotive Group, Inc.
650,000	4.50%, due 3/1/2028	667,875
780,000	4.75%, due 3/1/2030	820,326
3,915,000	Ken Garff Automotive LLC, 4.88%, due 9/15/2028	4,022,858	(f)
	L Brands, Inc.
1,315,000	9.38%, due 7/1/2025	1,624,025	(f)
1,690,000	5.25%, due 2/1/2028	1,785,147
6,392,000	6.63%, due 10/1/2030	7,155,365	(f)
	Petsmart, Inc./Petsmart Finance Corp.
2,210,000	4.75%, due 2/15/2028	2,210,000	(f)(h)(l)
2,460,000	7.75%, due 2/15/2029	2,460,000	(f)(h)(l)
3,637,000	William Carter Co., 5.63%, due 3/15/2027	3,841,581	(f)
		24,587,177
Steel Producers - Products 0.6%
	ArcelorMittal
1,720,000	7.25%, due 10/15/2039	2,461,062
1,770,000	7.00%, due 3/1/2041	2,529,273
1,165,000	Carpenter Technology Corp., 6.38%, due 7/15/2028	1,274,268
3,119,000	Joseph T Ryerson & Son, Inc., 8.50%, due 8/1/2028	3,518,076	(f)
		9,782,679

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

Support - Services 6.4%
	APX Group, Inc.
$2,625,000	7.63%, due 9/1/2023	$2,726,719
4,500,000	6.75%, due 2/15/2027	4,792,500	(f)
	Aramark Services, Inc.
6,730,000	6.38%, due 5/1/2025	7,154,663	(f)
9,805,000	5.00%, due 2/1/2028	10,222,693	(f)
2,615,000	ASGN, Inc., 4.63%, due 5/15/2028	2,703,701	(f)
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
655,000	5.25%, due 3/15/2025	655,000	(f)
2,140,000	5.75%, due 7/15/2027	2,162,288	(f)(g)
10,475,000	Beacon Roofing Supply, Inc., 4.88%, due 11/1/2025	10,602,795	(f)
1,750,000	frontdoor, Inc., 6.75%, due 8/15/2026	1,868,125	(f)
9,875,000	Garda World Security Corp., 8.75%, due 5/15/2025	10,220,625	(f)
2,060,000	GW B-CR Security Corp., 9.50%, due 11/1/2027	2,260,850	(f)
1,830,000	IAA Spinco, Inc., 5.50%, due 6/15/2027	1,921,683	(f)
11,005,000	KAR Auction Services, Inc., 5.13%, due 6/1/2025	11,293,881	(f)
4,350,000	Korn/Ferry Int’l, 4.63%, due 12/15/2027	4,574,025	(f)
	Prime Security Services Borrower LLC/Prime Finance, Inc.
7,445,000	5.75%, due 4/15/2026	8,150,786	(f)
8,320,000	6.25%, due 1/15/2028	8,860,800	(f)
6,730,000	Staples, Inc., 7.50%, due 4/15/2026	6,865,206	(f)
3,306,000	Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, due 6/1/2025	3,400,551	(f)
4,425,000	Univar Solutions USA, Inc., 5.13%, due 12/1/2027	4,646,250	(f)
1,510,000	White Cap Buyer LLC, 6.88%, due 10/15/2028	1,569,509	(f)
1,670,000	Williams Scotsman Int’l, Inc., 4.63%, due 8/15/2028	1,720,100	(f)
		108,372,750
Technology Hardware & Equipment 1.4%
1,895,000	CommScope Finance LLC, 8.25%, due 3/1/2027	2,040,801	(f)
	CommScope Technologies LLC
10,164,000	6.00%, due 6/15/2025	10,378,969	(f)
4,945,000	5.00%, due 3/15/2027	4,901,731	(f)
3,655,000	CommScope, Inc., 7.13%, due 7/1/2028	3,888,940	(f)
2,955,000	Western Digital Corp., 4.75%, due 2/15/2026	3,270,210
		24,480,651
Telecom - Satellite 0.2%
3,507,000	Intelsat Jackson Holdings SA, 8.00%, due 2/15/2024	3,594,675	(f)

Telecom - Wireless 0.9%
2,570,000	Sprint Capital Corp., 6.88%, due 11/15/2028	3,299,238
4,295,000	Sprint Corp., 7.63%, due 3/1/2026	5,293,587
	T-Mobile USA, Inc.
2,215,000	2.25%, due 2/15/2026	2,238,346
2,775,000	2.63%, due 2/15/2029	2,785,073
2,215,000	2.88%, due 2/15/2031	2,233,008
		15,849,252
Telecom - Wireline Integrated & Services 3.8%
	Altice France Holding SA
2,700,000	10.50%, due 5/15/2027	3,027,375	(f)
9,700,000	6.00%, due 2/15/2028	9,772,750	(f)
	Altice France SA
2,825,000	8.13%, due 2/1/2027	3,114,563	(f)
5,060,000	5.50%, due 1/15/2028	5,268,725	(f)
5,345,000	Cablevision Lightpath LLC, 5.63%, due 9/15/2028	5,478,625	(f)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

	Frontier Communications Corp.
$3,840,000	5.88%, due 10/15/2027	$4,126,848	(f)
2,850,000	5.00%, due 5/1/2028	2,955,094	(f)
1,035,000	6.75%, due 5/1/2029	1,087,086	(f)
	Level 3 Financing, Inc.
4,515,000	4.63%, due 9/15/2027	4,690,679	(f)
2,220,000	3.75%, due 7/15/2029	2,232,221	(f)
3,825,000	Lumen Technologies, Inc., 4.50%, due 1/15/2029	3,926,209	(f)
8,525,000	Numericable-SFR SA, 7.38%, due 5/1/2026	8,916,724	(f)
3,675,000	Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, due 2/15/2029	3,675,000	(f)(h)
5,375,000	Zayo Group Holdings, Inc., 6.13%, due 3/1/2028	5,590,900	(f)
		63,862,799
Theaters & Entertainment 0.6%
	Live Nation Entertainment, Inc.
3,340,000	4.88%, due 11/1/2024	3,356,700	(f)
2,520,000	6.50%, due 5/15/2027	2,799,493	(f)
3,490,000	4.75%, due 10/15/2027	3,498,725	(f)
		9,654,918
Transportation Infrastructure 0.1%
1,640,000	BBA U.S. Holdings, Inc., 5.38%, due 5/1/2026	1,680,508	(f)

	Total Corporate Bonds (Cost $1,394,533,363)	1,467,392,287

Convertible Bonds 1.3%
Gas Distribution 0.7%
14,805,000	Cheniere Energy, Inc., 4.25%, due 3/15/2045	11,998,152

Media 0.6%
10,864,000	DISH Network Corp., 3.38%, due 8/15/2026	10,017,613

	Total Convertible Bonds (Cost $20,053,472)	22,015,765

Asset-Backed Securities 2.0%
500,000	AIG CLO Ltd., Ser. 2019-1A, Class E, (3M USD LIBOR + 6.62%), 6.86%, due 4/15/2032	500,013	(a)(f)
2,500,000	Ares LIV CLO Ltd., Ser. 2019-54A, Class E, (3M USD LIBOR + 7.34%), 7.58%, due 10/15/2032	2,500,048	(a)(f)
1,350,000	Ballyrock CLO Ltd., Ser. 2016-1A, Class ER, (3M USD LIBOR + 6.95%), 7.19%, due 10/15/2028	1,360,918	(a)(f)
1,000,000	Barings CLO Ltd., Ser. 2017-1A, Class E, (3M USD LIBOR + 6.00%), 6.22%, due 7/18/2029	973,853	(a)(f)
2,300,000	Carlyle U.S. CLO Ltd., Ser. 2019-2A, Class D, (3M USD LIBOR + 6.60%), 6.84%, due 7/15/2032	2,300,064	(a)(f)
2,500,000	Catskill Park CLO Ltd., Ser. 2017-2A, Class D, (3M USD LIBOR + 6.00%), 6.22%, due 4/20/2029	2,420,686	(a)(f)
1,650,000	Cedar Funding X CLO Ltd., Ser. 2019-10A, Class E, (3M USD LIBOR + 7.00%), 7.22%, due 10/20/2032	1,650,063	(a)(f)
1,350,000	Crown City CLO II, Ser. 2020-A, Class D, (3M USD LIBOR + 7.17%), 7.42%, due 1/20/2032	1,349,880	(a)(f)
2,590,000	Dryden 86 CLO Ltd., Ser. 2020-86A, Class E, (3M USD LIBOR + 6.66%), 6.88%, due 7/17/2030	2,592,338	(a)(f)
1,222,200	Galaxy XV CLO Ltd., Ser. 2013-15A, Class ER, (3M USD LIBOR + 6.65%), 6.89%, due 10/15/2030	1,205,240	(a)(f)
800,000	Galaxy XXIV CLO Ltd., Ser. 2017-24A, Class E, (3M USD LIBOR + 5.50%), 5.74%, due 1/15/2031	750,868	(a)(f)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

$650,000	Gilbert Park CLO Ltd., Ser. 2017-1A, Class E, (3M USD LIBOR + 6.40%), 6.64%, due 10/15/2030	$649,977	(a)(f)
1,400,000	Gulf Stream Meridian 2 Ltd., Ser. 2020-IIA, Class D, (3M USD LIBOR + 6.85%), 7.09%, due 10/15/2029	1,403,584	(a)(f)
4,000,000	Magnetite XV Ltd., Ser. 2015-15A, Class ER, (3M USD LIBOR + 5.20%), 5.42%, due 7/25/2031	3,770,067	(a)(f)
2,500,000	OCP CLO Ltd., Ser. 2019-17A, Class E, (3M USD LIBOR + 6.66%), 6.88%, due 7/20/2032	2,492,672	(a)(f)
1,000,000	Octagon Investment Partners Ltd., Ser. 2019-1A, Class E, (3M USD LIBOR + 6.60%), 6.82%, due 10/25/2032	1,000,055	(a)(f)
3,250,000	Palmer Square Loan Funding Ltd., Ser. 2020-1A, Class D, (3M USD LIBOR + 4.85%), 5.07%, due 2/20/2028	3,152,898	(a)(f)
600,000	Post CLO Ltd., Ser. 2018-1A, Class E, (3M USD LIBOR + 5.87%), 6.09%, due 4/16/2031	595,691	(a)(f)
2,000,000	TCW CLO AMR Ltd., Ser. 2019-1A, Class E, (USD LIBOR + 6.75%), 6.97%, due 2/15/2029	2,000,069	(a)(f)
500,000	TICP CLO VI Ltd., Ser. 2016-6A, Class ER, (3M USD LIBOR + 6.40%), 6.64%, due 1/15/2029	500,005	(a)(f)
500,000	Voya CLO Ltd., Ser. 2019-2, Class E, (3M USD LIBOR + 6.60%), 6.82%, due 7/20/2032	500,021	(a)(f)

	Total Asset-Backed Securities (Cost $32,361,556)	33,669,010

Number of Shares

Short-Term Investments 7.1%
Investment Companies 7.1%
85,044,310	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(m)	85,044,310	(n)
34,119,278	State Street Navigator Securities Lending Government Money Market Portfolio, 0.06%(m)	34,119,278	(o)
	Total Short-Term Investments (Cost $119,163,588)	119,163,588
	Total Investments 101.3% (Cost $1,635,479,134)	1,713,139,253
	Liabilities Less Other Assets (1.3)%	(21,184,701	)(p)(q)
	Net Assets 100.0%	$1,691,954,552

(a)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2021 and changes periodically.
(b)	All or a portion of this security was purchased on a delayed delivery basis.
(c)	All or a portion of this security had not settled as of January 31, 2021 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(d)	Value determined using significant unobservable inputs.
(e)	The stated interest rates represent the range of rates at January 31, 2021 of the underlying contracts within the Loan Assignment.
(f)

Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2021, these securities amounted to $1,137,565,746, which represents 67.2% of net assets of the Fund.

See Notes to Schedule of Investments

(g)	The security or a portion of this security is on loan at January 31, 2021. Total value of all such securities at January 31, 2021 amounted to $33,485,194 for the Fund.
(h)	When-issued security. Total value of all such securities at January 31, 2021 amounted to $33,386,975, which represents 2.0% of net assets of the Fund.
(i)	Payment-in-kind (PIK) security.
(j)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(k)

Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of January 31, 2021.

(l)

Security fair valued as of January 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2021 amounted to $4,670,000, which represents 0.3% of net assets of the Fund.

(m)	Represents 7-day effective yield as of January 31, 2021.
(n)	All or a portion of this security is segregated in connection with obligations for when-issued securities, swaps and/or delayed delivery securities with a total value of $85,044,310.
(o)	Represents investment of cash collateral received from securities lending.
(p)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2021.
(q)	As of January 31, 2021, the value of unfunded loan commitments was $603,419 for the Fund (see Notes to Schedule of Investments).

See Notes to Schedule of Investments

Derivative Instruments

Total return swap contracts (“total return swaps”)

At January 31, 2021, the Fund had outstanding total return swaps as follows:

Over-the-counter total return swaps - Long (a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable-Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
JPM	iBoxx USD Liquid High Yield Index	USD	502,872	3/20/2021	0.24%	—	3M USD LIBOR	T/3M	$2,872	$(139)	$2,733
GSI	iBoxx USD Liquid High Yield Index	USD	45,137,174	3/20/2021	0.24%	—	3M USD LIBOR	T/3M	137,174	(12,528)	124,646
Total									$140,046	$(12,667)	$127,379

(a)	The Fund pays a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and receives the total return on the reference entity.

(b)	Effective rate at January 31, 2021.

At January 31, 2021, the Fund had cash collateral of $120,000 received from Goldman Sachs International to cover collateral requirements on over-the-counter derivatives.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Loan Assignments
Industrial Equipment	$—	—	$4,305,500	$4,305,500
Other Loan Assignments(a)	—	66,593,103	—	66,593,103
Total Loan Assignments	—	66,593,103	4,305,500	70,898,603
Corporate Bonds(a)	—	1,467,392,287	—	1,467,392,287
Convertible Bonds(a)	—	22,015,765	—	22,015,765
Asset-Backed Securities	—	33,669,010	—	33,669,010
Short-Term Investments	—	119,163,588	—	119,163,588
Total Investments	$—	$1,708,833,753	$4,305,500	$1,713,139,253

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio.

See Notes to Schedule of Investments

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2020	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2021	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2021
Investments in Securities:
Loan Assignments(c)	$6,303	$4	$(18)	$295	$4,176	$(4,187)	$—	$(2,267)	$4,306	$129
Total	$6,303	$4	$(18)	$295	$4,176	$(4,187)	$—	$(2,267)	$4,306	$129

(c)

Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of January 31, 2021:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Swaps
Assets	$—	$127,379	$—	$127,379

^   A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^

(Unaudited) January 31, 2021

PRINCIPAL AMOUNT		VALUE

Municipal Notes 91.4%
Alabama 2.0%
$300,000	Birmingham Spec. Care Facs. Fin. Au. Rev. (Methodist Home for The Aging), Ser. 2016-2015-1, 5.75%, due 6/1/2045	$311,385
700,000	Black Belt Energy Gas Dist. Algas Prepay Gas Supply Rev. Proj. # 5, (Morgan Stanley), Ser. 2020-A-1, 4.00%, due 10/1/2049 Putable 10/1/2026	828,513
1,000,000	Lower Alabama Gas Dist. Rev. Gas Proj. 2, (Goldman Sachs Group, Inc.), Ser. 2020, 4.00%, due 12/1/2050 Putable 12/1/2025	1,158,880
100,000	Taylor-Ryan Imp. Dist. Rev. Ref., Ser. 2005, (LOC: Synovus Bank), 0.19%, due 11/1/2035	100,000	(a)
		2,398,778
Arizona 5.2%
500,000	Maricopa Co. Ind. Dev. Au. Ed. Ref. Rev. (Paradise Sch. Proj. Paragon Management, Inc.), Ser. 2016, 5.00%, due 7/1/2036	556,750	(b)
800,000	Maricopa Co. Ind. Dev. Au. Solid Waste Disp. Rev. (Waste Management, Inc. Proj.), Ser. 2001, 3.38%, due 12/1/2031 Putable 6/3/2024	808,472
1,230,000	Maricopa Co. Ind. Dev. Au. Sr. Living Fac. Ref. Rev. (Christian Care Retirement Apts. Inc. Proj.), Ser. 2016-A, 5.00%, due 1/1/2025	1,433,762
400,000	Maricopa Co. Ind. Dev. Au. Sr. Living Fac. Rev. (Christian Care Surprise, Inc. Proj.), Ser. 2016, 5.00%, due 1/1/2026	408,168	(b)
1,000,000	Maricopa Co. Poll. Ctrl. Corp. PCR. Ref. (Palo Verde Proj.), Ser. 2003-A, 1.05%, due 1/1/2038 Putable 6/1/2022	1,010,060
250,000	Navajo Nation Ref. Rev., Ser. 2015-A, 5.00%, due 12/1/2025	277,848	(b)
500,000	Phoenix Ind. Dev. Au. Ed. Ref. Rev. (Great Hearts Academies), Ser. 2016-A, 5.00%, due 7/1/2046	553,835
595,000	Phoenix Ind. Dev. Au. Rev. (Deer Valley Veterans Assisted Living Proj.), Ser. 2016-A, 5.13%, due 7/1/2036	597,094
500,000	Pima Co. Ind. Dev. Au. Ed. Ref. Rev. (American Leadership Academy Proj.), Ser. 2015, 5.38%, due 6/15/2035	544,425	(b)
		6,190,414
Arkansas 0.8%
990,000	Batesville Pub. Facs. Board Hosp. Rev. Ref. (White River Hlth. Sys. Inc.), Ser. 2020, 3.00%, due 6/1/2028	1,000,603

California 11.5%
500,000	California Co. Tobacco Securitization Agcy. Ref. Rev., Ser. 2020-B-1, 5.00%, due 6/1/2049	626,600
979,797	California Hsg. Fin. Agcy. Muni. Cert., Ser. 2019-A, 4.25%, due 1/15/2035	1,148,381
250,000	California Muni. Fin. Au. Charter Sch. Lease Rev. (Santa Rosa Academy Proj.), Ser. 2015, 5.13%, due 7/1/2035	273,317	(b)
	California Muni. Fin. Au. Charter Sch. Rev. (John Adams Academics Proj.)
500,000	Ser. 2015-A, 4.50%, due 10/1/2025	527,045
400,000	Ser. 2019-A, 5.00%, due 10/1/2049	424,856	(b)
500,000	California Muni. Fin. Au. Charter Sch. Rev. (Palmdale Aerospace Academy Proj.), Ser. 2016, 5.00%, due 7/1/2031	564,265	(b)
400,000	California Muni. Fin. Au. Rev. (Baptist Univ.), Ser. 2015-A, 5.00%, due 11/1/2030	452,720	(b)
830,000	California St. Dept. of Veterans Affairs Home Purchase Ref. Rev., Ser. 2016-A, 2.85%, due 12/1/2027	898,052
470,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Aemerge Redpak Svcs. So. California LLC Proj.), Ser. 2016, 7.00%, due 12/1/2027	235,000	(b)(c)
250,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Calplant I Green Bond Proj.), Ser. 2019, 7.50%, due 12/1/2039	76,250	(b)(c)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

$250,000	California St. Poll. Ctrl. Fin. Au. Solid Waste Disp. Rev. (Green Bond-Rialto Bioenergy Fac. LLC, Proj.), Ser. 2019, 7.50%, due 12/1/2040	$256,645	(b)
500,000	California St. Sch. Fin. Au. Charter Sch. Rev. (Downtown College Prep-Oblig. Group), Ser. 2016, 4.75%, due 6/1/2036	542,530	(b)
600,000	California St. Sch. Fin. Au. Charter Sch. Rev. (Rocketship Ed.), Ser. 2016-A, 5.00%, due 6/1/2031	664,566	(b)
300,000	California Statewide CDA College Hsg. Rev. (NCCD-Hooper Street LLC-College of the Arts Proj.), Ser. 2019, 5.25%, due 7/1/2052	328,803	(b)
400,000	California Statewide CDA Rev. Ref. (Lancer Ed. Std. Hsg. Proj.), Ser. 2016-A, 5.00%, due 6/1/2036	442,236	(b)
95,000	California Statewide CDA Spec. Tax Rev. Ref. (Comm. Facs. Dist. Number 2007-01 Orinda Wilder Proj.), Ser. 2015, 4.50%, due 9/1/2025	107,562
350,000	Foothill-Eastern Trans. Corridor Agcy. Toll Road Rev. Sr. Lien, Ser. 2021-A, 4.00%, due 1/15/2046	420,616	(d)
	Golden St. Tobacco Securitization Corp. Tobacco Settlement Rev. Ref.
500,000	Ser. 2018-A-1, 5.00%, due 6/1/2047	520,455
4,500,000	Ser. 2018-A-2, 5.00%, due 6/1/2047	4,684,095
500,000	Tobacco Securitization Au. Southern California Tobacco Settlement Rev. Ref. (San Diego Co. Asset Securitization Corp.), Ser. 2019-A, Class 1, 5.00%, due 6/1/2048	634,755
		13,828,749
Colorado 3.9%
750,000	Colorado St. Hlth. Facs. Au. Hosp. Rev. Ref. (Commonspirit Hlth.), Ser. 2019-A-2, 4.00%, due 8/1/2049	852,397
471,000	Crystal Crossing Metro. Dist. Ref. G.O., Ser. 2016, 4.50%, due 12/1/2026	501,224
250,000	Denver Convention Ctr. Hotel Au. Ref. Rev., Ser. 2016, 5.00%, due 12/1/2027	299,212
1,250,000	Denver Hlth. & Hosp. Au. Healthcare Rev. Ref., Ser. 2019-A, 4.00%, due 12/1/2040	1,414,875
500,000	Littleton Village Metro. Dist. Number 2 Ref. G.O., Ser. 2015, 5.38%, due 12/1/2045	515,510
	Park Creek Metro. Dist. Ref. Tax Allocation Rev. (Sr. Ltd. Prop. Tax Supported)
250,000	Ser. 2015-A, 5.00%, due 12/1/2034	291,773
250,000	Ser. 2015-A, 5.00%, due 12/1/2035	291,010
500,000	Ser. 2015-A, 5.00%, due 12/1/2045	573,215
		4,739,216
Florida 2.8%
200,000	Cap. Trust Agcy. Sr. Living Rev. (H-Bay Ministries, Inc. Superior Residences-Third Tier), Ser. 2018-C, 7.50%, due 7/1/2053	87,998	(b)
650,000	Florida Dev. Fin. Corp. Ed. Facs. Rev. Ref. (Pepin Academies, Inc.), Ser. 2016-A, 5.00%, due 7/1/2036	674,602
450,000	Florida St. Dev. Fin. Corp. Ed. Facs. Rev. (Renaissance Charter Sch., Inc. Proj.), Ser. 2015-A, 6.00%, due 6/15/2035	511,799	(b)
350,000	Florida St. Dev. Fin. Corp. Sr. Living Rev. (Tuscan Isle Champions Gate Proj.), Ser. 2016-A, 6.38%, due 6/1/2046	245,000	(b)(c)
280,000	Florida St. Hsg. Fin. Corp. Rev., Ser. 2015-1, (GNMA/FNMA/FHLMC Insured), 3.75%, due 7/1/2035	300,031
400,000	Greater Orlando Aviation Au. Arpt. Facs. Spec. Purp. Rev. (JetBlue Airways Corp. Proj.), Ser. 2013, 5.00%, due 11/15/2036	419,096
1,000,000	Village Comm. Dev. Dist. Number 13 Spec. Assessment Rev., Ser. 2019, 3.70%, due 5/1/2050	1,060,170
		3,298,696
Georgia 1.6%
1,000,000	Bleckley & Dodge Co. Joint Dev. Au. Rev. (USG Real Estate Foundation Proj.), Ser. 2018, 5.00%, due 7/1/2032	1,256,470

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

$250,000	Cobb Co. Dev. Au. Sr. Living Ref. Rev. (Provident Village Creekside Proj.), Ser. 2016-A, 6.00%, due 7/1/2036	$190,580	(b)(c)
500,000	DeKalb Co. Hsg. Au. Sr. Living Rev. Ref. (Baptist Retirement Comm. of Georgia Proj.), Ser. 2019-A, 5.13%, due 1/1/2049	413,050	(b)
		1,860,100
Hawaii 0.6%
	Hawaii St. Dept. of Budget & Fin. Spec. Purp. Rev. Ref.
250,000	Ser. 2015-A, 5.00%, due 1/1/2035	255,150	(b)
500,000	Ser. 2015-A, 5.00%, due 1/1/2045	503,645	(b)
		758,795
Illinois 10.8%
	Chicago G.O.
2,000,000	Ser. 2019-A, 5.00%, due 1/1/2044	2,342,860
500,000	Ser. 2019-A, 5.50%, due 1/1/2049	603,100
200,000	Chicago O’Hare Int’l Arpt. Rev. Ref., Ser. 2015-A, 5.00%, due 1/1/2028	232,290
500,000	Chicago O’Hare Int’l Arpt. Spec. Fac. Rev. (Trips Obligated Group), Ser. 2018, 5.00%, due 7/1/2048	589,000
500,000	Chicago Ref. G.O., Ser. 2012-C, 5.00%, due 1/1/2024	518,165
155,000	Chicago Wastewater Rev. (Second Lien Proj.), Ser. 2014, 5.00%, due 11/1/2027	178,080
500,000	Chicago Wastewater Transmission Rev. Ref. (Second Lien), Ser. 2008-C, 5.00%, due 1/1/2039	574,670
400,000	Illinois Fin. Au. Charter Sch. Rev. (Intrinsic Sch.-Belmont Sch. Proj.), Ser. 2015-A, 5.75%, due 12/1/2035	440,032	(b)
425,000	Illinois Fin. Au. Rev. Ref. (Rosalind Franklin Univ. of Medicine & Science), Ser. 2017-A, 5.00%, due 8/1/2047	489,273
	Illinois St. G.O.
2,000,000	Ser. 2017-D, 5.00%, due 11/1/2028	2,387,000
1,800,000	Ser. 2020, 5.75%, due 5/1/2045	2,268,900	(e)
	Illinois St. G.O. Ref.
860,000	Ser. 2016, 5.00%, due 2/1/2024	961,557
485,000	Ser. 2016, 5.00%, due 2/1/2026	569,977
270,000	Illinois St. Sales Tax Rev., Ser. 1992-P, 6.50%, due 6/15/2022	277,746
500,000	Upper Illinois River Valley Dev. Au. Rev. Ref. (Cambridge Lakes Learning Ctr.), Ser. 2017-A, 5.25%, due 12/1/2047	525,710	(b)
		12,958,360
Indiana 1.1%
675,000	Indianapolis Econ. Dev. Rev. Ref. (Brookhaven Co. Line Apts. Proj.), Ser. 2013-A, 6.25%, due 7/1/2043 Pre-Refunded 7/1/23	752,146
550,000	Indianapolis Local Pub. Imp. Bond Bank, Ser. 2020-C, 1.40%, due 6/1/2021	550,022
		1,302,168
Iowa 2.9%
400,000	Iowa Higher Ed. Loan Au. Ref. Rev. (Wartburg College Proj.), Ser. 2015, 5.00%, due 10/1/2032	416,152
	Iowa Higher Ed. Loan Au. Rev. (Private College Des Moines Univ. Proj.)
1,160,000	Ser. 2020, 5.00%, due 10/1/2029	1,499,717
1,220,000	Ser. 2020, 5.00%, due 10/1/2030	1,598,127
		3,513,996
Kansas 0.3%
345,000	Goddard Kansas Sales Tax Spec. Oblig. Rev. Ref. (Olympic Park Star Bond Proj.), Ser. 2019, 3.60%, due 6/1/2030	348,098

Kentucky 1.9%
405,000	Kentucky Econ. Dev. Fin. Au. (Sr. Next Generation Information Hwy. Proj.), Ser. 2015-A, 4.00%, due 7/1/2029	450,348

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

$435,000	Kentucky Econ. Dev. Fin. Au. Rev. Ref. (Owensboro Hlth., Inc. Obligated Group), Ser. 2017-A, (AGM Insured), 4.00%, due 6/1/2037	$491,424
1,000,000	Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. Ref. (Prairie St. Proj.), Ser. 2019-A, 4.00%, due 9/1/2045	1,107,620
200,000	Kentucky St. Pub. Energy Au. Gas Supply Rev., (Morgan Stanley), Ser. 2018-A, 4.00%, due 4/1/2048 Putable 4/1/2024	221,330
		2,270,722
Louisiana 1.8%
250,000	Greater Ouachita Wtr. Co., Inc. Waterworks & Swr. Sys. Rev. Ref., Ser. 2019, (BAM Insured), 4.00%, due 9/1/2037	296,162
400,000	Louisiana Local Gov’t Env. Facs. & Comm. Dev. Au. Rev. Ref. (Westside Habilitation Ctr. Proj.), Ser. 2017-A, 5.75%, due 2/1/2032	440,132	(b)
300,000	Louisiana St. Local Gov’t Env. Facs. & Comm. Dev. Au. Rev. (Lafourche Parish Gomesa Proj.), Ser. 2019, 3.95%, due 11/1/2043	311,001	(b)
500,000	New Orleans Aviation Board Rev. (Gen. Arpt. Terminal), Ser. 2017-B, 5.00%, due 1/1/2026	602,280
500,000	St. John the Baptist Parish LA Rev. Ref. (Marathon Oil Corp. Proj.), Ser. 2017-A-1, 2.00%, due 6/1/2037 Putable 4/1/2023	509,270
		2,158,845
Maine 0.2%
200,000	Maine St. Fin. Au. Solid Waste Disp. Rev. (Casella Waste Sys. Proj.), Ser. 2015, 5.13%, due 8/1/2035 Putable 8/1/2025	228,698	(b)

Maryland 0.2%
250,000	Baltimore Spec. Oblig. Ref. Rev. Sr. Lien (Harbor Point Proj.), Ser. 2019-A, 3.63%, due 6/1/2046	255,685	(b)

Michigan 2.7%
1,500,000	Michigan St. Fin. Au. Rev. Ref., Ser. 2020-B-1, Class 2, 5.00%, due 6/1/2049	1,851,840
1,000,000	Michigan St. Hsg. Dev. Au. Rev., Ser. 2016-C, 2.15%, due 6/1/2023	1,029,570
400,000	Summit Academy Pub. Sch. Academy Ref. Rev., Ser. 2005, 6.38%, due 11/1/2035	400,496
		3,281,906
Minnesota 0.7%
500,000	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Academia Cesar Chavez Sch. Proj.), Ser. 2015-A, 5.25%, due 7/1/2050	511,225
300,000	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Twin Cities Academy Proj.), Ser. 2015-A, 5.00%, due 7/1/2035	324,237
		835,462
Missouri 0.3%
355,000	St. Louis Co. Ind. Dev. Au. Ref. Rev. (Nazareth Living Ctr. Proj.), Ser. 2015-A, 5.13%, due 8/15/2045	363,712

Nevada 0.4%
500,000	Director of the St. of Nevada Dept. of Bus. & Ind. Rev. (Somerset Academy), Ser. 2015-A, 5.13%, due 12/15/2045	531,005	(b)

New Hampshire 0.7%
750,000	Nat’l Fin. Au. Rev. (Green Bond), Ser. 2020-B, 3.75%, due 7/1/2045 Putable 7/2/2040	781,275	(b)

New Jersey 5.4%
	Atlantic City G.O. Ref.
200,000	Ser. 2017-A, (BAM Insured), 5.00%, due 3/1/2026	242,132
200,000	Ser. 2017-A, (BAM Insured), 5.00%, due 3/1/2032	242,376
200,000	Ser. 2017-A, (BAM Insured), 5.00%, due 3/1/2042	236,646
350,000	New Jersey Econ. Dev. Au. Spec. Fac. Rev. Ref. (Port Newark Container Term. LLC Proj.), Ser. 2017, 5.00%, due 10/1/2047	401,541

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

$250,000	New Jersey Higher Ed. Assist. Au. Rev. (Std. Loan Rev.), Ser. 2017-1A, 5.00%, due 12/1/2025	$300,848
750,000	New Jersey Higher Ed. Assist. Au. Rev. Ref. (Std. Loan Rev.), Ser. 2018-B, 5.00%, due 12/1/2027	941,115
	New Jersey Hlth. Care Facs. Fin. Au. Contract Rev. Ref. (Hosp. Asset Trans. Prog.)
1,265,000	Ser. 2017, 5.00%, due 10/1/2026	1,524,072
1,000,000	Ser. 2017, 5.00%, due 10/1/2028	1,232,770
1,250,000	New Jersey St. Trans. Trust Fund Au., Ser. 2019-BB, 4.00%, due 6/15/2050	1,400,787
		6,522,287
New Mexico 0.4%
500,000	Winrock Town Ctr. Tax Increment Dev. Dist. Number 1 Tax Allocation Sr., Lien Rev. (Gross Receipts Tax Increment Bonds), Ser. 2015, 5.25%, due 5/1/2025	510,790	(b)

New York 6.1%
1,000,000	Metro. Trans. Au. Rev., Ser. 2012-E, 4.00%, due 11/15/2038	1,031,510
	Metro. Trans. Au. Rev. (Green Bond)
1,250,000	Ser. 2020-E, 5.00%, due 11/15/2032	1,607,563
1,500,000	Ser. 2020-E, 4.00%, due 11/15/2045	1,720,860
300,000	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Montefiore Obligated Group), Ser. 2018-A, 4.00%, due 8/1/2037	343,896
900,000	New York St. Dorm. Au. Rev. Ref. Non St. Supported Debt (Orange Reg. Med. Ctr.), Ser. 2017, 5.00%, due 12/1/2022	966,240	(b)
500,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (American Airlines, Inc., John F Kennedy Int’l Arpt. Proj.), Ser. 2016, 5.00%, due 8/1/2031	507,510
500,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (Delta Airlines, Inc.-LaGuardia Arpt. Term. C&D Redev.), Ser. 2018, 5.00%, due 1/1/2028	614,135
40,000	New York St. Trans. Dev. Corp. Spec. Fac. Rev. (LaGuardia Arpt. Term. B Redev. Proj.), Ser. 2016-A, 4.00%, due 7/1/2041	43,075
420,000	Yonkers Econ. Dev. Corp. Ed. Rev. (Charter Sch. of Ed. Excellence Proj.), Ser. 2019-A, 5.00%, due 10/15/2039	483,554
		7,318,343
North Carolina 0.9%
250,000	North Carolina Med. Care Commission Hlth. Care Fac. First Mtge. Rev. (Lutheran Svcs. for Aging, Inc.), Ser. 2012-A, 5.00%, due 3/1/2037	253,750
250,000	North Carolina Med. Care Commission Retirement Facs. First Mtge. Rev. (Sharon Towers), Ser. 2019-A, 5.00%, due 7/1/2049	275,212
500,000	North Carolina St. Med. Care Commission Retirement Facs. Rev., Ser. 2020-A, 4.00%, due 9/1/2035	557,770
		1,086,732
North Dakota 0.4%
500,000	Grand Forks Co. Solid Waste Disp. Ref. Rev. (Green Bond-Red River Biorefinery, LLC Proj.), Ser. 2020, 6.38%, due 12/15/2043	456,100

Ohio 7.3%
550,000	Akron Bath Copley Jt. Twp. Hosp. Dist. (Summa Hlth. Sys. Oblig.), Ser. 2020, 4.00%, due 11/15/2035	651,431
2,880,000	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Ref. Rev., Ser. 2020-B-2, Class 2, 5.00%, due 6/1/2055	3,355,834
500,000	Ohio St. Air Quality Dev. Au. Exempt Facs. Rev. (AMG Vanadium LLC), Ser. 2019-D, 5.00%, due 7/1/2049	559,650	(b)
1,000,000	Ohio St. Air Quality Dev. Au. Exempt Facs. Rev. (Pratt Paper LLC Proj.), Ser. 2017, 4.50%, due 1/15/2048	1,127,580	(b)
1,500,000	Ohio St. Air Quality Dev. Au. Rev. (Ohio Valley Elec. Corp. Proj.), Ser. 2014-B, 2.60%, due 6/1/2041 Putable 10/1/2029	1,605,735

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

$750,000	Ohio St. Air Quality Dev. Au. Rev. Ref. (Ohio Valley Elec. Corp. Proj.), Ser. 2019-A, 3.25%, due 9/1/2029	$822,367
250,000	Port Au. of Greater Cincinnati Dev. Rev. (Convention Ctr. Hotel Acquisition and Demolition Proj.), Ser. 2020-A, 3.00%, due 5/1/2023	250,073
365,000	So. Ohio Port Exempt Fac. Au. Rev., Ser. 2020-A, 7.00%, due 12/1/2042	395,919	(b)
		8,768,589
Oklahoma 0.3%
325,000	Oklahoma St. Dev. Fin. Au. Hlth. Sys. Rev. (OU Medicine Proj.), Ser. 2018-B, 5.50%, due 8/15/2057	388,008

Pennsylvania 1.4%
200,000	Luzerne Co. G.O. Ref, Ser. 2017-B, (AGM Insured), 5.00%, due 12/15/2027	253,446
750,000	Pennsylvania Econ. Dev. Fin. Au. Rev. (Bridges Finco LP), Ser. 2016-C, 5.00%, due 12/31/2038	876,652
400,000	Pennsylvania Econ. Dev. Fin. Au. Rev. Ref. (Tapestry Moon Sr. Hsg. Proj.), Ser. 2018-A, 6.75%, due 12/1/2053	300,000	(b)
300,000	Pennsylvania St. Econ. Dev. Fin. Au. Solid Waste Disp. Rev. (CarbonLite P LLC Proj.), Ser. 2019, 5.75%, due 6/1/2036	296,067	(b)
		1,726,165
Puerto Rico 4.2%
2,500,000	Puerto Rico Elec. Pwr. Au. Rev., Ser. 2012-A, 5.00%, due 7/1/2042	2,131,250	(c)
2,545,000	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2018-A-1, 5.00%, due 7/1/2058	2,895,472
		5,026,722
Rhode Island 1.2%
	Rhode Island St. Std. Loan Au. Std. Loan Rev. (Sr. Prog.)
665,000	Ser. 2013-A, 3.25%, due 12/1/2022	666,370
675,000	Ser. 2017-A, 5.00%, due 12/1/2024	787,057
		1,453,427
South Carolina 1.1%
500,000	Lancaster Co. Assessment Rev. Ref. (Walnut Creek Imp. Dist.), Ser. 2016-A-1, 5.00%, due 12/1/2031	525,635
500,000	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Green Bond-Jasper Pellets LLC, Proj.), Ser. 2018-A, 7.00%, due 11/1/2038	437,520	(b)
500,000	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Repower South Berkeley LLC Proj.), Ser. 2017, 6.25%, due 2/1/2045	382,020	(b)
		1,345,175
Texas 5.1%
750,000	Anson Ed. Facs. Corp. Ed. Rev. (Arlington Classics Academy), Ser. 2016-A, 5.00%, due 8/15/2045	840,795
400,000	Fort Bend Co. Ind. Dev. Corp. Rev. (NRG Energy, Inc.), Ser. 2012-A, 4.75%, due 5/1/2038	425,016
400,000	Houston Arpt. Sys. Rev., Ser. 2015-B-1, 5.00%, due 7/15/2030	440,444
294,783	Mission Econ. Dev. Corp. Wtr. Supply Rev. (Green Bond-Env. Wtr. Minerals Proj.), Ser. 2015, 7.75%, due 1/1/2045	23,583	(b)(c)
500,000	New Hope Cultural Ed. Facs. Fin. Corp. Rev. (Beta Academy), Ser. 2019, 5.00%, due 8/15/2049	523,350	(b)
500,000	New Hope Cultural Ed. Facs. Fin. Corp. Sr. Living Rev. (Cardinal Bay, Inc. Village On The Park Carriage), Ser. 2016-C, 5.75%, due 7/1/2051	387,010
500,000	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (NCCD-College Sta. Properties LLC), Ser. 2015-A, 5.00%, due 7/1/2047	415,000
300,000	Port Beaumont Navigation Dist. Dock & Wharf Fac. Rev. Ref. (Jefferson Gulf Coast Energy Proj.), Ser. 2020-A, 3.63%, due 1/1/2035	311,367	(b)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

$1,000,000	Texas Private Activity Bond Surface Trans. Corp. Sr. Lien Rev. Ref. (Sr. North Tarrant Express Managed Lanes Proj.), Ser. 2019-A, 5.00%, due 12/31/2030	$1,307,370
500,000	Texas St. Private Activity Bond Surface Trans. Corp. Rev. (Sr. Lien-Blueridge Trans. Group LLC), Ser. 2016, 5.00%, due 12/31/2040	574,130
750,000	Texas St. Trans. Commission Turnpike Sys. Rev. Ref., Ser. 2015-C, 5.00%, due 8/15/2034	852,465
		6,100,530
Utah 0.6%
600,000	Utah Infrastructure Agcy. Telecommunication Rev., Ser. 2019, 4.00%, due 10/15/2036	694,080

Vermont 1.1%
500,000	Vermont Econ. Dev. Au. Solid Waste Disp. Rev. (Casella Waste Sys., Inc.), Ser. 2013, 4.63%, due 4/1/2036 Putable 4/3/2028	576,775	(b)
	Vermont Std. Assist. Corp. Ed. Loan Rev.
430,000	Ser. 2013-A, 3.90%, due 6/15/2022	445,080
260,000	Ser. 2015-A, 4.13%, due 6/15/2028	281,627
		1,303,482
Virginia 0.5%
400,000	Embrey Mill Comm. Dev Au. Spec. Assessment Rev., Ser. 2015, 5.30%, due 3/1/2035	422,624	(b)
200,000	Virginia College Bldg. Au. Ed. Facs. Rev. (Green Bonds-Marymount Univ. Proj.), Ser. 2015-B, 5.25%, due 7/1/2035	214,532	(b)
		637,156
Washington 0.5%
500,000	Washington St. Hlth. Care Fac. Au. Rev. Ref. (Virginia Mason Med. Ctr.), Ser. 2017, 5.00%, due 8/15/2026	607,500

West Virginia 0.4%
400,000	West Virginia Hosp. Fin. Au. Rev. Ref. (Cabell Huntington Hosp. Obligated Group), Ser. 2018-A, 5.00%, due 1/1/2043	479,436

Wisconsin 2.1%
300,000	Pub. Fin. Au. Ed. Rev. (Research Triangle High Sch. Proj.), Ser. 2015-A, 5.38%, due 7/1/2035	325,110	(b)
750,000	Pub. Fin. Au. Exempt Facs. Ref. Rev. (Celanese Proj.), Ser. 2016-C, 4.30%, due 11/1/2030	842,265
411,673	Pub. Fin. Au. Rev. (Goodwill Industries of So. Nevada Proj.), Ser. 2015-A, 5.50%, due 12/1/2038	403,901
500,000	Pub. Fin. Au. Rev. (Sr.-Maryland Proton Treatment Ctr. LLC), Ser. 2018-A-1, 6.38%, due 1/1/2048	411,415	(b)
500,000	Pub. Fin. Au. Sr. Rev. (Wonderful Foundations Charter Sch. Portfolio Proj.), Ser. 2020-A-1, 5.00%, due 1/1/2055	525,655	(b)
		2,508,346

	Total Municipal Notes (Cost $103,601,384)	109,838,151

See Notes to Schedule of Investments

NUMBER OF SHARES		VALUE

Exchange-Traded Funds 4.4%
84,600	VanEck Vectors High-Yield Municipal Index ETF (Cost $4,988,813)	5,312,880

	Total Investments 95.8% (Cost $108,590,197)	$115,151,031
	Other Assets Less Liabilities 4.2%	5,074,011
	Net Assets 100.0%	$120,225,042

(a)

Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at January 31, 2021.

(b)

Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2021, these securities amounted to $20,079,336, which represents 16.7% of net assets of the Fund.

(c)	Defaulted security.
(d)	When-issued security. Total value of all such securities at January 31, 2021 amounted to $420,616, which represents 0.3% of net assets of the Fund.
(e)	All or a portion of this security is segregated in connection with obligations for when-issued securities with a total value of $2,268,900.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$109,838,151	$—	$109,838,151
Exchange-Traded Funds	5,312,880	—	—	5,312,880
Total Investments	$5,312,880	$109,838,151	$—	$115,151,031

(a)   The Schedule of Investments provides a categorization by state/territory for the portfolio.

^   A balance indicated with a “-”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^

(Unaudited) January 31, 2021

PRINCIPAL AMOUNT		VALUE

Municipal Notes 97.2%
Alabama 1.1%
$565,000	Fort Payne City G.O. (Sch. Warrants), Ser. 2018-B, (AGM Insured), 5.00%, due 5/1/2027	$715,211

Arkansas 0.6%
315,000	Russellville City Wtr. & Swr. Rev., Ser. 2018, (AGM Insured), 4.00%, due 7/1/2028	361,207

California 2.5%
250,000	California HFA Rev. (833 Bryant Apt.), Ser. 2020-N, 5.00%, due 4/1/2027	315,065
1,000,000	Glendale City Wtr. Rev. Ref., Ser. 2020, 2.00%, due 2/1/2033	1,053,550
200,000	San Diego Assoc. of Gov’t Cap. Grant Receipts Rev. (Green Bond Mid-Coast Corridor Transit Proj.), Ser. 2019-A, 5.00%, due 11/15/2024	226,622
		1,595,237
Connecticut 0.8%
500,000	Waterbury Hsg. Au. Multi-Family Hsg. Rev. (Exchange Place Proj.), Ser. 2020, 0.40%, due 2/1/2023 Putable 8/1/2022	500,250

District of Columbia 1.3%
725,000	Washington Metro. Area Transit Au. Gross Rev., Ser. 2017-B, 5.00%, due 7/1/2024	839,441

Florida 3.2%
1,225,000	Miami-Dade Co. (Bldg. Better Comm. Prog.), Ser. 2015-D-REMK, 5.00%, due 7/1/2026	1,526,203
375,000	Tampa Wtr. & Wastewater Sys. Rev., Ser. 2020-A, 5.00%, due 10/1/2033	519,484
		2,045,687
Georgia 1.9%
1,000,000	Metropolitan Atlanta Rapid Transit Au. Sales Tax Rev. Ref., Ser. 2016-B, 5.00%, due 7/1/2035	1,227,060

Illinois 3.2%
1,000,000	Cook Co. Comm. Cons. Sch. Dist. # 21 G.O. (Wheeling Sch. Bldg.), Ser. 2019-A, (AGM Insured), 4.00%, due 12/1/2035	1,186,050
800,000	Southwestern Illinois Dev. Au. Local Gov’t Prog. Rev. Ref. (Flood Prevention Dist. Council Proj.), Ser. 2020, 4.00%, due 4/15/2023	862,496
		2,048,546
Indiana 3.2%
	Anderson Sch. Bldg. Corp. (First Mtge.)
850,000	Ser. 2018, 5.00%, due 1/15/2024	963,585
895,000	Ser. 2018, 5.00%, due 1/15/2026	1,091,623
		2,055,208
Kentucky 3.7%
600,000	Kentucky St. Rural Wtr. Fin. Corp. Pub. Proj. Rev., Ser. 2020-E1, 0.43%, due 12/1/2021	600,186
500,000	Lewis Co. Sch. Dist. Fin. Corp. Rev., Ser. 2017-B, 2.00%, due 9/1/2022	509,485
1,000,000	Logan-Todd Reg. Wtr. Commission Rev. Ref., Ser. 2016-A, (AGM Insured), 5.00%, due 7/1/2028	1,231,920
		2,341,591
Louisiana 4.5%
1,095,000	Louisiana Pub. Facs. Au. Rev. Ref. (Hurricane Rec. Prog.), Ser. 2014, 5.00%, due 6/1/2024	1,258,637
	Natchitoches Parish Sch. Dist. G.O. # 9
505,000	Ser. 2018, (AGM Insured), 5.00%, due 3/1/2027	633,643
755,000	Ser. 2018, (AGM Insured), 5.00%, due 3/1/2028	969,156
		2,861,436

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

Massachusetts 0.8%
$500,000	Massachusetts HFA Rev., Ser. 2020-C-2, (HUD SECT 8 Insured), 0.50%, due 6/1/2023	$500,825

Michigan 9.9%
1,000,000	Dearborn G.O. (Swr.), Ser. 2018, 4.00%, due 4/1/2033	1,181,510
500,000	Livonia Pub. Sch. Dist. G.O., Ser. 2016, (AGM Insured), 5.00%, due 5/1/2028	610,330
750,000	Michigan St. Hsg. Dev. Au. Rev. (Non Ace), Ser. 2016-B, 2.50%, due 12/1/2026	814,643
290,000	Michigan St. Hsg. Dev. Au. Rev. Ref., Ser. 2018-B, 3.15%, due 4/1/2028	327,297
1,000,000	Michigan St. Hsg. Dev. Au. Single Family Mtge. Rev. (Non Ace), Ser. 2018-C, 2.90%, due 12/1/2024	1,079,900
	Trenton Pub. Sch. Dist. G.O. (Sch. Bldg. & Site)
1,025,000	Ser. 2018, 5.00%, due 5/1/2039	1,293,119
785,000	Ser. 2018, 5.00%, due 5/1/2036	999,297
		6,306,096
Minnesota 0.7%
190,000	Minnesota Rural Wtr. Fin. Au. (Pub. Proj. Construction Notes), Ser. 2020, 1.00%, due 8/1/2021	190,129
210,000	St. Paul Hsg. & Redev. Au. Charter Sch. Lease Rev. (Metro Deaf Sch. Proj.), Ser. 2018-A, 5.00%, due 6/15/2038	224,497	(a)
		414,626
Mississippi 2.8%
	West Rankin Utils. Au. Rev.
440,000	Ser. 2018, (AGM Insured), 5.00%, due 1/1/2043	550,392
1,000,000	Ser. 2018, (AGM Insured), 5.00%, due 1/1/2048	1,241,670
		1,792,062
Missouri 4.3%
1,000,000	Bi- St. Dev. Agcy. of the Missouri-Illinois Metro. Dist. Rev. Ref. (Combined Lien Mass Transit Sales Tax Appropriation), Ser. 2019, 4.00%, due 10/1/2036	1,196,680
	Missouri St. Env. Imp. & Energy Res. Au. Wtr. PCR
660,000	Ser. 2018-A, 5.00%, due 7/1/2029	866,316
510,000	Ser. 2018-A, 5.00%, due 1/1/2030	668,737
		2,731,733
New Jersey 1.1%
650,000	New Jersey St. Hsg. & Mtge. Fin. Agcy. Multi-Family Rev. Ref., Ser. 2017-A, 2.60%, due 11/1/2024	699,199

New York 13.7%
200,000	Buffalo & Erie Co. Ind. Land Dev. Corp. Rev. Ref. (Charter Sch. for Applied Technologies Proj.), Ser. 2017-A, 4.00%, due 6/1/2022	202,712
200,000	Build NYC Res. Corp. Rev. (New Dawn Charter Sch. Proj.), Ser. 2019, 5.75%, due 2/1/2049	217,504	(a)
450,000	Monroe Co. Ind. Dev. Corp. Rev. Ref. (Highland Hosp. Rochester Proj.), Ser. 2015, 5.00%, due 7/1/2022	477,765
150,000	Nassau Co. Local Econ. Assist. Corp. Rev. (Catholic Hlth. Svcs. of Long Island Obligated Group Proj.), Ser. 2014, 5.00%, due 7/1/2027	171,017
1,000,000	New York City Hlth. & Hosp. Corp. Hlth. Sys. Rev., Ser. 2021-A, 5.00%, due 2/15/2029	1,326,350
1,060,000	New York City Hsg. Dev. Corp. Multi-Family Hsg. Rev. (Sustainable Dev. Bonds), Ser. 2020-A-3, 1.13%, due 5/1/2060 Putable 11/1/2024	1,070,006
400,000	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev. (Second Gen. Fiscal 2008), Ser. 2007-BB-5, (LOC: Bank Of America N.A.), 0.01%, due 6/15/2033	400,000	(b)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

	New York City Muni. Wtr. Fin. Au. Wtr. & Swr. Sys. Rev. (Second Gen. Resolution Rev. Bonds)
$595,000	Ser. 2013-AA-1, (LOC: JP Morgan Chase Bank N.A.), 0.01%, due 6/15/2050	$595,000	(b)
400,000	Ser. 2016-BB-1B, (LOC: State Street Bank and Trust Co.), 0.01%, due 6/15/2049	400,000	(b)
	New York St. HFA Rev. (Affordable Hsg.)
425,000	Ser. 2018-I, 2.65%, due 5/1/2023	447,512
1,000,000	Ser. 2019-O, (SONYMA, FNMA/FHLMC Insured), 1.45%, due 5/1/2023	1,002,830
1,000,000	New York St. HFA Rev. Ref. (Affordable Hsg.), Ser. 2020-H, 2.45%, due 11/1/2044	1,017,100
500,000	New York St. Hsg. Fin. Agcy. Rev. (Climate Bond Certified/ Sustainability Bonds), Ser. 2019-P, 1.55%, due 11/1/2023	502,055
500,000	New York St. Hsg. Fin. Agcy. Rev. (Green Bond), Ser. 2018-F, (SONYMA Insured), 2.15%, due 5/1/2021	500,435
350,000	Rockland Co. G.O. (Pub. Imp.), Ser. 2014-C, (AGM Insured), 4.00%, due 5/1/2021	353,339
		8,683,625
North Carolina 2.1%
1,000,000	North Carolina HFA Homeownership Ref. Rev., Ser. 2020-45, (GNMA/FNMA/FHLMC Insured), 2.20%, due 7/1/2040	1,025,100
250,000	Scotland Co. Rev., Ser. 2018, 5.00%, due 12/1/2026	309,647
		1,334,747
North Dakota 0.4%
250,000	Grand Forks Co. Solid Waste Disp. Ref. Rev. (Green Bond-Red River Biorefinery, LLC Proj.), Ser. 2020, 6.38%, due 12/15/2043	228,050

Ohio 3.0%
750,000	American Muni. Pwr. Ohio, Inc. Rev. (Comb. Hydroelectric Proj.), Ser. 2018-A, 2.25%, due 2/15/2048 Putable 8/15/2021	751,027
	American Muni. Pwr. Ohio, Inc. Rev. Solar Elec. Pre-Payment (Green Bond)
200,000	Ser. 2019-A, 5.00%, due 2/15/2021	200,348
300,000	Ser. 2019-A, 5.00%, due 2/15/2022	314,736
175,000	Ser. 2019-A, 5.00%, due 2/15/2023	191,683
250,000	Ohio St. Air Quality Dev. Au. Exempt Facs. Rev. (AMG Vanadium LLC), Ser. 2019-D, 5.00%, due 7/1/2049	279,825	(a)
125,000	So. Ohio Port Exempt Fac. Au. Rev., Ser. 2020-A, 7.00%, due 12/1/2042	135,589	(a)
		1,873,208
Oklahoma 3.8%
935,000	Delaware Co. Ed. Facs. Au. Ed. Facs. Lease Rev. (Grove Pub. Sch. Proj.), Ser. 2015, 5.00%, due 9/1/2022	1,001,151
650,000	Lincoln Co. Ed. Facs. Au. Ed. Facs. Lease Rev. (Stroud Pub. Sch. Proj.), Ser. 2016, 5.00%, due 9/1/2027	794,840
535,000	Tulsa Co. Ind. Au. Ed. Facs. Lease Rev. (Glenpool Pub. Sch. Proj.), Ser. 2017-A, 5.00%, due 9/1/2023	597,953
		2,393,944
Pennsylvania 5.7%
	Allegheny Co. Sanitary Au. Rev.
290,000	Ser. 2018, 5.00%, due 6/1/2030	371,650
565,000	Ser. 2018, 5.00%, due 6/1/2032	719,030
100,000	Pennsylvania St. Econ. Dev. Fin. Au. Solid Waste Disp. Rev. (CarbonLite P LLC Proj.), Ser. 2019, 5.75%, due 6/1/2036	98,689	(a)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

	Pennsylvania St. Hsg. Fin. Agcy. Single Family Mtge. Rev.
$1,000,000	Ser. 2018-127B, 2.85%, due 4/1/2026	$1,099,530
750,000	Ser. 2019-131A, 1.75%, due 4/1/2025	781,650
500,000	Philadelphia Wtr. & Wastewater Rev. Ref., Ser. 2016, 5.00%, due 10/1/2023	563,255
		3,633,804
South Carolina 4.0%
1,175,000	Dillon Co. Sch. Fac. Corp. Cert. of Participation Ref., Ser. 2020, 5.00%, due 12/1/2026	1,455,343
800,000	Newberry Investing in Children’s Ed. Installment Purchase Rev. Ref. (Newberry Co. Sch. Dist.), Ser. 2014, 5.00%, due 12/1/2023	903,544
175,000	South Carolina Jobs Econ. Dev. Au. Solid Waste Disp. Rev. (Green Bond-Jasper Pellets LLC, Proj.), Ser. 2018-A, 7.00%, due 11/1/2038	153,132	(a)
		2,512,019
Texas 9.3%
410,000	El Paso Wtr. & Swr. Rev. Ref., Ser. 2014, 5.00%, due 3/1/2024	468,856
850,000	Laredo Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2013, 5.00%, due 8/1/2024	945,948
1,000,000	San Antonio Wtr. Sys. Jr. Lien Rev. Ref., Ser. 2019-C, 5.00%, due 5/15/2034	1,339,970
1,015,000	Weslaco G.O. Ref., Ser. 2017, (AGM Insured), 5.00%, due 8/15/2027	1,295,414
500,000	West Travis Co. Pub. Utils. Agcy. Rev. Ref., Ser. 2017, (BAM Insured), 5.00%, due 8/15/2026	619,665
1,000,000	Ysleta Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2017, (PSF-GTD Insured), 5.00%, due 8/15/2041	1,210,800
		5,880,653
Utah 1.6%
915,000	Grand Co. Sch. Dist. Local Bldg. Au. Rev., Ser. 2019, (AGM Insured), 5.00%, due 12/15/2022	996,545

Virginia 2.6%
1,510,000	Virginia St. Hsg. Dev. Au., Ser. 2019 E, 2.90%, due 12/1/2038	1,619,898

West Virginia 4.7%
500,000	West Virginia Hosp. Fin. Au. Rev. (Impt. West Virginia Univ. Hlth. Sys. Obligated Group), Ser. 2018-A, 5.00%, due 6/1/2052	604,110
700,000	West Virginia Hosp. Fin. Au. Rev. (West Virginia Univ. Hlth. Sys.), Ser. 2017-A, 5.00%, due 6/1/2035	852,012
275,000	West Virginia Hsg. Dev. Fund Rev. (Hsg. Fin.), Ser. 2018-A, (HUD SECT 8 Insured), 2.65%, due 11/1/2024	294,522
990,000	West Virginia Wtr. Dev. Au. Rev. Ref. (Loan Prog.), Ser. 2018-A-IV, 5.00%, due 11/1/2036	1,240,589
		2,991,233
Wisconsin 0.7%
395,000	Oregon Sch. Dist. G.O. (Green Bond-Sch. Bldg. & Impt.), Ser. 2019, 5.00%, due 3/1/2022	415,587
	Total Investments 97.2% (Cost $57,729,081)	61,598,728
	Other Assets Less Liabilities 2.8%	1,802,193
	Net Assets 100.0%	$63,400,921

(a)

Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2021, these securities amounted to $1,109,236, which represents 1.7% of net assets of the Fund.

(b)

Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at January 31, 2021.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$61,598,728	$—	$61,598,728
Total Investments	$—	$61,598,728	$—	$61,598,728

(a)    The Schedule of Investments provides a categorization by state/territory for the portfolio.

^             A balance indicated with a “-”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^

(Unaudited) January 31, 2021

PRINCIPAL AMOUNT		VALUE

Municipal Notes 97.2%
Alabama 1.6%
$2,000,000	Black Belt Energy Gas Dist. Gas Supply Rev., Ser. 2017-A, 4.00%, due 8/1/2047 Putable 7/1/2022	$2,099,160
1,500,000	Lower Alabama Gas Dist. Rev.(Gas Proj. 2), Ser. 2020, 4.00%, due 12/1/2050 Putable 12/1/2025	1,738,320
100,000	Taylor-Ryan Imp. Dist. Rev. Ref., Ser. 2005, (LOC: Synovus Bank), 0.19%, due 11/1/2035	100,000	(a)
		3,937,480
Arizona 1.5%
500,000	Maricopa Co. Ind. Dev. Au. Rev. (Banner Hlth. Obligated Group), Ser. 2017-C, 5.00%, due 1/1/2048 Putable 10/18/2024	585,145
950,000	Maricopa Co. Ind. Dev. Au. Sr. Living Fac. Rev. Ref. (Christian Care Retirement Apts., Inc. Proj.), Ser. 2016-A, 5.00%, due 1/1/2024	1,070,583
2,000,000	Maricopa Co. Poll. Ctrl. Corp. PCR. Ref. (Palo Verde Proj.), Ser. 2003-A, 1.05%, due 1/1/2038 Putable 6/1/2022	2,020,120
		3,675,848
Arkansas 0.2%
460,000	Arkansas Dev. Fin. Au. Hlth. Care Rev. (Baptist Hlth.), Ser. 2019, 4.00%, due 12/1/2044	523,531

California 7.1%
1,672,089	California HFA Muni. Cert., Ser. 2019-2, Class A, 4.00%, due 3/20/2033	1,906,449
1,865,000	California St. G.O., Ser. 2020, 4.00%, due 11/1/2034	2,355,700
1,000,000	California St. G.O. Ref., Ser. 2019, 5.00%, due 4/1/2032	1,426,220
100,000	California Statewide Communities Dev. Au. Rev. (Henry Mayo Newhall Mem. Hosp.), Ser. 2014-A, (AGM Insured), 5.00%, due 10/1/2028	114,042
1,665,000	Contra Costa Co. Redev. Agcy. Successor Agcy. Tax Allocation Ref., Ser. 2017-A, (BAM Insured), 5.00%, due 8/1/2032	2,068,896
	Fresno Joint Pwr. Fin. Au. Lease Rev. Ref. (Master Lease Proj.)
1,110,000	Ser. 2017-A, (AGM Insured), 5.00%, due 4/1/2027	1,382,949
400,000	Ser. 2017-A, (AGM Insured), 5.00%, due 4/1/2032	486,492
2,170,000	Los Angeles Co. Metro. Trans. Au. Rev. (Green Bond), Ser. 2020-A, 5.00%, due 6/1/2031	2,997,660
	San Marcos Unified Sch. Dist. G.O. Cap. Appreciation (Election 2010)
740,000	Ser. 2012-B, 0.00%, due 8/1/2026	708,084
645,000	Ser. 2012-B, 0.00%, due 8/1/2027	605,778
430,000	Santa Monica-Malibu Unified Sch. Dist. G.O., Ser. 2019-E, 3.00%, due 8/1/2034	475,339
2,462,000	Tender Option Bond Trust Receipts/Certificates, Ser. 2020, (LOC: Mizuho Cap. Markets LLC), 0.24%, due 7/1/2032	2,462,000	(a)(b)
		16,989,609
Colorado 2.2%
1,250,000	Colorado Springs Utils. Rev. Ref. (Unrefunded), Ser. 2011-A, 5.00%, due 11/15/2026	1,297,300
945,000	Colorado St. Ed. & Cultural Facs. Au. Rev. Ref. (Alexander Dawson Sch. Proj.), Ser. 2016, 5.00%, due 5/15/2025	1,120,099
750,000	Colorado St. Hlth. Facs. Au. Hosp. Rev. Ref. (Commonspirit Hlth.), Ser. 2019-A-2, 4.00%, due 8/1/2049	852,397
440,000	Denver Hlth. & Hosp. Au. Healthcare Rev. Ref., Ser. 2019-A, 4.00%, due 12/1/2037	505,173
	Reg. Trans. Dist. Pvt. Activity Rev. (Denver Trans. Partners Eagle Proj.)
300,000	Ser. 2020-A, 4.00%, due 7/15/2033	374,484
800,000	Ser. 2020-A, 4.00%, due 7/15/2039	1,018,384
		5,167,837

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

Connecticut 2.3%
$1,715,000	Connecticut HFA Hsg. Fin. Mtge. Prog. Rev. Ref., Subser. 2017-A-4, 3.65%, due 11/15/2032	$1,890,496
2,050,000	Connecticut St. G.O., Ser. 2020-C, 4.00%, due 6/1/2037	2,496,449
400,000	Connecticut St. G.O. Ref., Ser. 2019-B, 5.00%, due 2/15/2029	529,808
430,000	Meriden City G.O., Ser. 2020-B, 3.00%, due 7/1/2031	480,925
		5,397,678
Delaware 0.7%
300,000	Delaware St. Econ. Dev. Au. Rev., Ser. 1993-C, 0.14%, due 10/1/2028	300,000
	Delaware St. Hlth. Facs. Au. Rev. (Beebe Med. Ctr.)
610,000	Ser. 2018, 5.00%, due 6/1/2027	745,914
500,000	Ser. 2018, 5.00%, due 6/1/2028	623,920
		1,669,834
District of Columbia 0.4%
	Dist. of Columbia Rev. (Assoc. of American Med. College)
460,000	Ser. 2011-A, 5.00%, due 10/1/2021	475,051
350,000	Ser. 2011-A, 5.00%, due 10/1/2022	378,445
		853,496
Florida 4.7%
700,000	Cape Coral Spec. Obligation Ref. Rev., Ser. 2015, 4.00%, due 10/1/2030	808,031
1,000,000	CityPlace Comm. Dev. Dist. Spec. Assessment Ref. Rev., Ser. 2012, 5.00%, due 5/1/2026	1,148,620
825,000	Escambia Co. Florida Env. Imp. Rev. Ref. (Int’l Paper Co. Proj.), Ser. 2019-B, 2.00%, due 11/1/2033 Putable 10/1/2024	873,271
	Escambia Co. Hlth. Facs. Au. Ref. Rev. (Baptist Hlth. Care Corp. Obligated Group)
1,400,000	Ser. 2020-A, 5.00%, due 8/15/2031	1,828,946
1,000,000	Ser. 2020-A, 4.00%, due 8/15/2045	1,156,050
725,000	Hillsborough Co. Ind. Dev. Au. Hosp. Rev. (Florida Hlth. Sciences Ctr.), Ser. 2020-A, 3.50%, due 8/1/2055	789,416
340,000	JEA Elec. Sys. Rev., Ser. 2013-A, 5.00%, due 10/1/2029 Pre-Refunded 10/1/2022	367,333
2,000,000	Miami-Dade Co. G.O. Ref., Ser. 2015-B, 4.00%, due 7/1/2032	2,237,920
1,550,000	Miami-Dade Co. Hsg. Fin. Au. Rev. (Platform II LLC), Ser. 2021, 0.25%, due 8/1/2024 Putable 8/1/2023	1,551,565
500,000	Village Comm. Dev. Dist. Number 13 Spec. Assessment Rev., Ser. 2019, 3.00%, due 5/1/2029	531,275
		11,292,427
Georgia 3.0%
1,645,000	Bulloch Co. Dev. Au. Std. Hsg. Rev. Ref. (Georgia So. Univ. Hsg. Foundation One LLC), Ser. 2012, (AGM Insured), 5.00%, due 8/1/2022	1,756,301
	Muni. Elec. Au. of Georgia (Plant Vogtle Units 3&4 Proj. M Bonds)
500,000	Ser. 2019-A, 5.00%, due 1/1/2032	632,530
200,000	Ser. 2019-A, 5.00%, due 1/1/2033	251,818
	Private Colleges & Univ. Au. Rev. (Savannah College of Art & Design, Inc.)
290,000	Ser. 2014, 5.00%, due 4/1/2022	304,775
540,000	Ser. 2014, 5.00%, due 4/1/2025	611,815
850,000	Savannah Econ. Dev. Au. Rev. Ref. (Int’l Paper Co. Proj.), Ser. 2019-A, 2.00%, due 11/1/2033 Putable 10/1/2024	899,733
2,800,000	Tender Option Bond Trust Receipts/Certificates, Ser. 2020, (LOC: JP Morgan Chase Bank N.A.), 0.34%, due 1/1/2026	2,800,000	(a)(b)
		7,256,972

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

Illinois 12.4%
$470,000	Bureau Co. Township High Sch. Dist. No. 502 G.O., Ser. 2017-A, (BAM Insured), 5.00%, due 12/1/2033	$588,214
200,000	Chicago Ref. G.O., Ser. 2020-A, 5.00%, due 1/1/2026	234,904
3,225,000	Coles Christian Clark Etc Cos. Comm. College Dist. #517 G.O., Ser. 2020, 5.00%, due 12/1/2022	3,497,158
1,000,000	Cook Co. Sch. Dist. No. 83 G.O. (Ref. Sch.), Ser. 2011-D, 5.13%, due 12/1/2030 Pre-Refunded 12/1/2021	1,041,280
620,000	Dekalb Kane LaSalle Cos. Comm. College Dist. No. 523 G.O., Ser. 2011-B, 0.00%, due 2/1/2025 Pre-Refunded 2/1/2021	487,915
1,000,000	Illinois Fin. Au. Rev. (Downers Grove Comm. High Sch. Dist. No. 99 Proj.), Ser. 2020-A, 4.00%, due 12/15/2032	1,229,560
1,085,000	Illinois Fin. Au. Rev. (LOC Gov’t Prog.-Brookfield Lagrange Park Sch. Dist. No. 95 Proj.), Ser. 2018, 4.00%, due 12/1/2038	1,234,372
	Illinois Fin. Au. Rev. (LOC Gov’t Prog.-E Prairie Sch. Dist. No. 73 Proj.)
1,065,000	Ser. 2018, (BAM Insured), 5.00%, due 12/1/2029	1,359,515
20,000	Ser. 2018, (BAM Insured), 4.00%, due 12/1/2042	22,701
	Illinois St. Fin. Au. Rev. (Downers Grove Comm. High Sch. Dist. No. 99 Proj.)
1,000,000	Ser. 2019, 4.00%, due 12/15/2030	1,236,800
1,000,000	Ser. 2019, 4.00%, due 12/15/2031	1,228,760
	Illinois St. G.O.
2,945,000	Ser. 2017-D, 5.00%, due 11/1/2027	3,536,179
2,000,000	Ser. 2017-D, 5.00%, due 11/1/2028	2,387,000
1,800,000	Ser. 2020, 5.75%, due 5/1/2045	2,268,900
	Peoria Co. Sch. Dist. # 150 G.O. Ref.
395,000	Ser. 2020-A, (AGM Insured), 4.00%, due 12/1/2026	467,779
1,005,000	Ser. 2020-A, (AGM Insured), 4.00%, due 12/1/2027	1,189,417
955,000	Ser. 2020-A, (AGM Insured), 4.00%, due 12/1/2028	1,122,364
500,000	Sales Tax Securitization Corp. Rev. Ref., Ser. 2017-A, 5.00%, due 1/1/2028	628,940
530,000	Sales Tax Securitization Corp. Rev. Ref. Second Lien, Ser. 2020-A, 5.00%, due 1/1/2026	634,733
	Springfield G.O.
950,000	Ser. 2014, 4.25%, due 12/1/2027	1,076,284
665,000	Ser. 2014, 5.00%, due 12/1/2028	772,371
	Tender Option Bond Trust Receipts/Certificates
1,000,000	Ser. 2020, (LOC: JP Morgan Chase Bank N.A.), 0.22%, due 7/1/2024	1,000,000	(a)(b)
2,500,000	Ser. 2020, (LOC: JP Morgan Chase Bank N.A.), 0.24%, due 12/1/2027	2,500,000	(a)(b)
		29,745,146
Indiana 0.8%
375,000	Indiana Fin. Au. Midwestern Disaster Relief Rev. (Ohio Valley Elec. Corp. Proj.), Ser. 2012-B, 3.00%, due 11/1/2030	404,899
	Indiana St. Hsg. & CDA Single Family Mtge. Rev.
295,000	Ser. 2020-B-1, 1.60%, due 1/1/2031	299,631
550,000	Ser. 2020-B-1, 1.75%, due 7/1/2032	558,536
500,000	Indiana St. Muni. Pwr. Agcy. Ref. Rev., Ser. 2016-C, 5.00%, due 1/1/2027	617,235
		1,880,301
Iowa 0.8%
1,050,000	Iowa Higher Ed. Loan Au. Rev. (Private College Des Moines Univ. Proj.), Ser. 2020, 5.00%, due 10/1/2027	1,316,522
640,000	Iowa St. Fin. Au. Single Family Mtge. Rev. (Non Ace-Mtge.-Backed Sec. Prog.), Ser. 2017-C, (GNMA/FNMA/FHLMC Insured), 2.30%, due 1/1/2026	688,032
		2,004,554

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

Kansas 1.2%
	Wichita City Sales Tax. Spec. Oblig. Rev. (River Dist. Stadium Star Bond Proj.)
$305,000	Ser. 2018, 5.00%, due 9/1/2025	$363,383
1,000,000	Ser. 2018, 5.00%, due 9/1/2027	1,244,240
1,245,000	Wyandotte Co. — Kansas City Unified Gov’t Utils. Sys. Rev. (Impt.), Ser. 2012-B, 5.00%, due 9/1/2032 Pre-Refunded 9/1/2022	1,340,081
		2,947,704
Kentucky 0.7%
1,470,000	Laurel Co. Judicial Ctr. Pub. Properties Corp. Ref. Rev. (Justice Center Proj.), Ser. 2015, 4.00%, due 3/1/2024	1,601,859

Louisiana 0.4%
145,000	Monroe Sales & Use Tax Ref. Rev., Ser. 2012, 4.00%, due 7/1/2023	147,232
750,000	St. John the Baptist Parish LA Rev. Ref. (Marathon Oil Corp. Proj.), Subser. 2017-B-2, 2.38%, due 6/1/2037 Putable 7/1/2026	785,595
		932,827
Maryland 0.1%
250,000	Baltimore Spec. Oblig. Ref. Rev. Sr. Lien (Harbor Point Proj.), Ser. 2019-A, 3.63%, due 6/1/2046	255,685	(b)

Massachusetts 1.9%
1,200,000	Massachusetts Dev. Fin. Agcy. Rev. Ref., Ser. 2021-G, 5.00%, due 7/1/2050	1,551,816	(c)
2,890,000	Massachusetts St. Sch. Bldg. Au. Sales Tax Rev., Ser. 2011-B, 5.00%, due 10/15/2035 Pre-Refunded 10/15/2021	2,990,081
		4,541,897
Michigan 1.8%
1,000,000	Detroit Downtown Dev. Au. Tax Increment Rev. Ref. (Catalyst Dev. Proj.), Ser. 2018-A, (AGM Insured), 5.00%, due 7/1/2029	1,142,070
500,000	Michigan St. Fin. Au. Rev. Ref., Ser. 2020-B-1, Class 2, 5.00%, due 6/1/2049	617,280
730,000	Michigan St. Hsg. Dev. Au. Rev., Ser. 2016-B, 2.30%, due 6/1/2025	781,210
	Walled Lake Cons. Sch. Dist.
650,000	Ser. 2020, 5.00%, due 5/1/2032	886,632
675,000	Ser. 2020, 5.00%, due 5/1/2033	912,269
		4,339,461
Minnesota 0.6%
350,000	Minnesota St. G.O., Ser. 2015-A, 5.00%, due 8/1/2029	422,048
1,000,000	St. Paul Hsg. & Redev. Au. Hlth. Care Rev. Ref. (Fairview Hlth. Svcs. Obligated Group), Ser. 2017-A, 4.00%, due 11/15/2043	1,128,080
		1,550,128
Mississippi 1.8%
1,250,000	Mississippi Dev. Bank Spec. Oblig. (Madison Co. Hwy. Proj.), Ser. 2013-C, 5.00%, due 1/1/2027	1,565,550
325,000	Mississippi St. G.O. Ref., Ser. 2015-C, 5.00%, due 10/1/2026	394,963
2,100,000	Warren Co. Gulf Opportunity Zone Rev. Ref. (Int’l Paper Co. Proj.), Ser. 2018, 2.90%, due 9/1/2032 Putable 9/1/2023	2,238,012
		4,198,525
Missouri 1.4%
2,000,000	Missouri St. Hlth. & Ed. Facs. Au. Hlth. Fac. Rev. Ref. (SSM Hlth. Care Oblig.), Ser. 2018-C, 5.00%, due 6/1/2036 Putable 6/1/2023	2,167,820
	Missouri St. Hsg. Dev. Commission Single Family Mtge. Rev. (Non-AMT Spec. Homeownership Loan Prog.)
545,000	Ser. 2014-A, (GNMA/FNMA/FHLMC Insured), 3.80%, due 11/1/2034	578,125
635,000	Ser. 2014-A, (GNMA/FNMA/FHLMC Insured), 4.00%, due 11/1/2039	673,481
		3,419,426

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

Nevada 0.3%
$500,000	Clark Co. Sch. Dist. G.O., Ser. 2020-A, (AGM Insured), 5.00%, due 6/15/2028	$647,045

New Jersey 4.7%
1,130,000	New Jersey Hlth. Care Fac. Fin. Au. Rev. (Inspira Hlth. Obligated Group), Ser. 2017-A, 5.00%, due 7/1/2029	1,422,862
1,500,000	New Jersey Hlth. Care Facs. Fin. Au. Contract Rev. Ref. (Hosp. Asset Trans. Prog.), Ser. 2017, 5.00%, due 10/1/2028	1,849,155
500,000	New Jersey Hlth. Care Facs. Fin. Au. Contract Rev. Ref. (Princeton Hlth. Care Sys.), Ser. 2017, 5.00%, due 10/1/2026	602,400
2,000,000	New Jersey St. G.O., Ser. 2020-A, 4.00%, due 6/1/2032	2,534,360
600,000	New Jersey St. Trans. Trust Fund Au., Ser. 2019-BB, 5.00%, due 6/15/2029	766,062
1,000,000	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev. Ref, Ser. 2018-A, 5.00%, due 12/15/2032	1,248,250
200,000	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev. Ref., Ser. 2019-A, 5.00%, due 12/15/2028	256,994
350,000	New Jersey St. Turnpike. Au. Rev., Ser. 2021-A, 4.00%, due 1/1/2051	415,258	(c)
	Newark G.O.
750,000	Ser. 2020-A, (AGM Insured), 5.00%, due 10/1/2027	944,220
735,000	Ser. 2020-A, (AGM Insured), 5.00%, due 10/1/2028	943,225
295,000	Union Co. Imp. Au. Rev. (Correctional Fac. Proj.), Ser. 2013, 4.00%, due 6/15/2023	320,338
		11,303,124
New York 11.4%
390,000	Albany Cap. Res. Corp. Ref. Rev. (Albany College of Pharmacy & Hlth. Sciences), Ser. 2014-A, 5.00%, due 12/1/2026	441,819
1,075,000	Erie Co., Ser. 2020, 3.00%, due 6/24/2021	1,086,427
1,140,000	Hempstead Town Local Dev. Corp. Rev. Ref. (Molloy College Proj.), Ser. 2017, 5.00%, due 7/1/2029	1,363,782
	Long Beach, G.O.
335,000	Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/2021	344,725
520,000	Ser. 2014-A, (BAM Insured), 4.00%, due 11/15/2023	565,209
	Long Island Pwr. Au. Elec. Sys. Gen. Rev.
800,000	Ser. 2020-A, 5.00%, due 9/1/2033	1,089,368
450,000	Ser. 2020-A, 5.00%, due 9/1/2034	609,890
	Metro. Trans. Au. Rev.
895,000	Ser. 2012-E, 4.00%, due 11/15/2038	923,201
3,000,000	Ser. 2020-A-1, 5.00%, due 2/1/2023	3,236,070
	Metro. Trans. Au. Rev. (Green Bond)
1,000,000	Ser. 2020-E, 5.00%, due 11/15/2032	1,286,050
500,000	Ser. 2020-E, 4.00%, due 11/15/2045	573,620
1,000,000	Monroe Co. G.O. (Pub. Imp.), Ser. 2019-A, (BAM Insured), 4.00%, due 6/1/2028	1,174,830
500,000	New Paltz Central Sch. Dist. G.O., Ser. 2019, 4.00%, due 2/15/2029	595,105
900,000	New York City Hlth. & Hosp. Corp. Hlth. Sys. Rev., Ser. 2021-A, 5.00%, due 2/15/2028	1,166,130
100,000	New York City IDA Civic Fac. Rev. (Jewish Board of Family & Childrens Svcs., Inc.), Ser. 2000, (LOC: TD Bank N.A.), 0.04%, due 7/1/2025	100,000	(a)
1,000,000	New York City IDA Rev. (Yankee Stadium LLC), Ser. 2020, 4.00%, due 3/1/2045	1,164,650
100,000	New York City Transitional Fin. Au. Rev. (Future Tax Secured Fiscal 2013), Subser. 2012-C-5, (LOC: Sumitomo Mitsui Bank), 0.05%, due 11/1/2041	100,000	(a)
1,850,000	New York City Transitional Fin. Au. Rev. (Future Tax Secured), Subser. 2016-A-1, 4.00%, due 5/1/2031	2,140,931

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

	New York City Trust for Cultural Res. Rev. Ref. (Carnegie Hall)
$310,000	Ser. 2019, 5.00%, due 12/1/2037	$391,251
600,000	Ser. 2019, 5.00%, due 12/1/2038	755,244
300,000	Ser. 2019, 5.00%, due 12/1/2039	376,851
	New York G.O.
295,000	Ser. 2018 E-1, 5.00%, due 3/1/2031	376,113
1,000,000	Subser. 2018-F-1, 5.00%, due 4/1/2034	1,259,890
800,000	New York St. Dorm. Au. Personal Income Tax Rev., Ser. 2014-C, 5.00%, due 3/15/2025	918,944
125,000	New York St. Dorm. Au. Personal Income Tax Rev. Ref., Ser. 2015-E, 5.00%, due 3/15/2026	152,041
750,000	New York St. Dorm. Au. Rev. Non St. Supported Debt (Fordham Univ.), Ser. 2020, 4.00%, due 7/1/2046	861,030
200,000	New York St. HFA Rev. (10 Barclay St. Proj.), Ser. 2004-A, (LOC: Fannie Mae), 0.04%, due 11/15/2037	200,000	(a)
1,605,000	New York St. Urban Dev. Corp. Rev., Ser. 2020-E, 5.00%, due 3/15/2029	2,145,307
500,000	Oneida Co. Local Dev. Corp. Rev. Ref. (Mohawk Valley Hlth. Sys. Proj.), Ser. 2019-A, (AGM Insured), 4.00%, due 12/1/2049	570,845
1,000,000	Suffolk Co. G.O., Ser. 2021-II, 2.00%, due 8/19/2021	1,008,890
450,000	Yonkers Econ. Dev. Corp. Ed. Rev. (Charter Sch. of Ed. Excellence Proj.), Ser. 2019-A, 5.00%, due 10/15/2049	507,803
		27,486,016
North Carolina 1.3%
100,000	North Carolina Med. Care Commission Retirement Facs. First Mtge. Rev. (Sharon Towers), Ser. 2019-A, 5.00%, due 7/1/2049	110,085
750,000	North Carolina St. Med. Care Commission Retirement Facs. Rev., Ser. 2020-A, 4.00%, due 9/1/2035	836,655
2,000,000	North Carolina St. Turnpike Au., Ser. 2020, 5.00%, due 2/1/2024	2,273,760
		3,220,500
Ohio 4.9%
200,000	Akron Bath Copley Jt. Twp. Hosp. Dist. (Concordia Lutheran oblig.), Ser. 2018-B, (LOC: BMO Harris Bank N.A.), 0.04%, due 5/1/2041	200,000	(a)
1,000,000	Akron Bath Copley Jt. Twp. Hosp. Dist. (Summa Hlth. Sys. Oblig.), Ser. 2020, 4.00%, due 11/15/2036	1,179,920
4,000,000	Buckeye Tobacco Settlement Fin. Au. Asset-Backed Sr. Ref. Rev., Ser. 2020-B-2, Class 2, 5.00%, due 6/1/2055	4,660,880
1,515,000	Dayton Metro Library G.O. (Library Impt.), Ser. 2013-A, 5.00%, due 12/1/2028 Pre-Refunded 12/1/2021	1,575,312
1,000,000	Ohio St. Air Quality Dev. Au. Rev. (American Elec. Pwr. Co. Proj.), Ser. 2014-A, 2.40%, due 12/1/2038 Putable 10/1/2029	1,067,940
250,000	Port Au. of Greater Cincinnati Dev. Rev. (Convention Ctr. Hotel Acquisition and Demolition Proj.), Ser. 2020-A, 3.00%, due 5/1/2023	250,073
2,780,000	Tender Option Bond Trust Receipts/Cert., Ser. 2018, 0.11%, due 2/15/2046	2,780,000	(a)(b)
		11,714,125
Oklahoma 2.0%
2,000,000	Carter Co. Pub. Fac. Au. Ed. Fac. Lease Rev., Ser. 2018, 5.00%, due 9/1/2029	2,415,460
455,000	Cleveland Co. Ed. Facs. Au. Lease Rev. Ref. (Noble Pub. Sch. Proj.), Ser. 2017, 5.00%, due 9/1/2031	559,413
1,500,000	Weatherford Ind. Trust Ed. Fac. Lease Rev. (Weatherford Pub. Sch. Proj.), Ser. 2019, 5.00%, due 3/1/2033	1,888,965
		4,863,838

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

Oregon 2.3%
$1,485,000	Multnomah Co. Sch. Dist. # 3 Park Rose G.O., Ser. 2011-A, 5.00%, due 6/30/2031 Pre-Refunded 6/30/2021	$1,514,774
4,000,000	Oregon St. Dept. Admin. Svcs. Lottery Rev., Ser. 2013, (LOC: Citibank N.A.), 0.12%, due 4/1/2021	4,000,000	(a)(b)
		5,514,774
Pennsylvania 7.4%
2,675,000	Allegheny Co. Hosp. Dev. Au. Rev. Ref. (Univ. Pittsburgh Med. Ctr.), Ser. 2019-A, 5.00%, due 7/15/2029	3,574,656	(d)
	Lackawanna Co. Ind. Dev. Au. Rev. Ref. (Univ. of Scranton)
940,000	Ser. 2017, 5.00%, due 11/1/2028	1,177,143
500,000	Ser. 2017, 5.00%, due 11/1/2029	620,290
500,000	Ser. 2017, 5.00%, due 11/1/2030	617,260
	Luzerne Co. G.O. Ref
500,000	Ser. 2017-A, (AGM Insured), 5.00%, due 12/15/2025	601,405
150,000	Ser. 2017-A, (AGM Insured), 5.00%, due 12/15/2027	190,085
300,000	Ser. 2017-B, (AGM Insured), 5.00%, due 12/15/2025	360,843
70,000	Ser. 2017-B, (AGM Insured), 5.00%, due 12/15/2026	86,563
	Luzerne Co. Ind. Dev. Au. Lease Rev. Ref. Gtd.
450,000	Ser. 2017, (AGM Insured), 5.00%, due 12/15/2025	541,264
525,000	Ser. 2017, (AGM Insured), 5.00%, due 12/15/2026	630,640
250,000	Ser. 2017, (AGM Insured), 5.00%, due 12/15/2027	299,643
1,000,000	Pennsylvania St. G.O., Ser. 2015, 5.00%, due 3/15/2029	1,179,750
225,000	Pennsylvania St. Ref. G.O., Ser. 2016, 5.00%, due 9/15/2026	282,906
350,000	Pennsylvania St. Turnpike Commission Rev., Ser. 2021-A, 4.00%, due 12/1/2050	409,378
2,065,000	Pennsylvania St. Turnpike Commission Rev. Ref., Ser. 2016, 5.00%, due 6/1/2027	2,492,620
	Pennsylvania St. Turnpike Commission Turnpike Rev.
400,000	Subser. 2019-A, 5.00%, due 12/1/2033	516,944
800,000	Subser. 2019-A, 4.00%, due 12/1/2049	924,448
1,650,000	Philadelphia City Wtr. & Wastewater Rev. Ref., Ser. 2020-A, 5.00%, due 11/1/2039	2,187,520
750,000	Southeastern Trans. Au. Rev. Ref., Ser. 2017, 5.00%, due 3/1/2028	963,075
		17,656,433
Puerto Rico 0.4%
891,000	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Ser. 2018-A-1, 5.00%, due 7/1/2058	1,013,700

Rhode Island 1.1%
500,000	Providence Redev. Agcy. Ref. Rev., Ser. 2015-A, 5.00%, due 4/1/2022	524,995
625,000	Rhode Island St. Hlth. & Ed. Bldg. Corp. Rev. (Providence Pub. Sch. Prog.), Ser. 2013-A, 5.00%, due 5/15/2022	662,175
1,505,000	Rhode Island St. Hsg. & Mtge. Fin. Corp. Ref. Rev. (Home Funding), Ser. 2012-5, (GNMA/FNMA/FHLMC Insured), 3.35%, due 10/1/2033	1,534,694
		2,721,864
South Carolina 1.0%
2,000,000	South Carolina St. Pub. Svc. Au. Oblig. Rev. Ref., Ser. 2014-C, 5.00%, due 12/1/2028	2,347,940

Tennessee 1.3%
700,000	Greeneville Hlth. & Ed. Facs. Board Hosp. Rev. Ref. (Ballad Hlth. Obligated Group), Ser. 2018-A, 5.00%, due 7/1/2032	763,574
1,500,000	Tennessee St. Energy Acquisition Corp. Gas Rev. (Goldman Sachs Group, Inc.), Ser. 2018, 4.00%, due 11/1/2049 Putable 11/1/2025	1,729,785
405,000	Tennessee St. G.O., Ser. 2019-A, 5.00%, due 9/1/2035	518,189
		3,011,548

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

Texas 6.4%
$590,000	Central Texas Reg. Mobility Au. Sr. Lien Ref. Rev., Ser. 2020-A, 5.00%, due 1/1/2027	$731,972
2,500,000	Collin Co. Comm. College Dist. G.O., Ser. 2020-A, 5.00%, due 8/15/2030	3,379,725
2,700,000	Dallas Co. G.O. (Cert. Oblig.), Ser. 2016, 5.00%, due 8/15/2023	3,028,401
250,000	La Joya Independent Sch. Dist. Ref. G.O., Ser. 2013, (PSF-GTD Insured), 5.00%, due 2/15/2033	319,177
1,250,000	Laredo Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2013, 5.00%, due 8/1/2027	1,389,112
	New Hope Cultural Ed. Facs. Fin. Corp. Std. Hsg. Rev. (Collegiate Hsg. College Sta. I LLC)
200,000	Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/2021	200,864
125,000	Ser. 2014-A, (AGM Insured), 4.00%, due 4/1/2023	132,063
1,290,000	Pampa Independent Sch. Dist. G.O. Ref., Ser. 2016, (PSF-GTD Insured), 5.00%, due 8/15/2032 Pre-Refunded 8/15/2025	1,562,306
700,000	Prosper Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2019, (PSF-GTD Insured), 5.00%, due 2/15/2030	927,199
1,420,000	Southwest Independent Sch. Dist. G.O. (Sch. Bldg.), Ser. 2013, (PSF-GTD Insured), 5.00%, due 2/1/2026	1,488,302
1,000,000	Texas Private Activity Bond Surface Trans. Corp. Sr. Lien Rev. Ref. (North Tarrant Express Managed Lanes Proj.), Ser. 2019-A, 5.00%, due 12/31/2030	1,307,370
980,000	Texas St., Ser. 2020, 4.00%, due 8/26/2021	1,001,923
		15,468,414
Utah 1.6%
	Midvale Redev. Agcy. Tax Increment & Sales Tax Rev.
660,000	Ser. 2018, 5.00%, due 5/1/2032	844,635
380,000	Ser. 2018, 5.00%, due 5/1/2034	482,801
750,000	Ogden City Swr. Wtr. & Storm Drain Rev., Ser. 2020-A, 3.00%, due 6/15/2045	825,825
200,000	Utah Infrastructure Agcy. Telecommunication Rev., Ser. 2019, 4.00%, due 10/15/2036	231,360
365,000	Utah St. G.O., Ser. 2020-B, 3.00%, due 7/1/2030	427,338
975,000	Weber Co. Spec. Assessment (Summit Mountain Assessment Area), Ser. 2013, 5.50%, due 1/15/2028	1,069,273
		3,881,232
Vermont 0.3%
585,000	Burlington Elec. Sys. Rev., Ser. 2014-A, (AGM Insured), 3.63%, due 7/1/2029	634,748

Virginia 1.0%
2,000,000	Henrico Co. Wtr. & Swr. Ref. Rev., Ser. 2016, 5.00%, due 5/1/2027	2,494,420

Washington 0.9%
600,000	Kent Ref. G.O., Ser. 2016, 4.00%, due 12/1/2030	690,294
	North Thurston Pub. Sch. G.O.
85,000	Ser. 2016, 4.00%, due 12/1/2028	99,810
150,000	Ser. 2016, 4.00%, due 12/1/2029	175,191
	Whitman Co. Sch. Dist. No. 267 Pullman G.O.
800,000	Ser. 2016, 4.00%, due 12/1/2029	934,352
225,000	Ser. 2016, 4.00%, due 12/1/2030	261,905
		2,161,552
West Virginia 0.4%
700,000	West Virginia Hosp. Fin. Au. Rev. Ref. (Cabell Huntington Hosp. Obligated Group), Ser. 2018-A, 5.00%, due 1/1/2029	891,422

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

Wisconsin 0.9%
$500,000	Pub. Fin. Au. Sr. Rev. (Wonderful Foundations Charter Sch. Portfolio Proj.), Ser. 2020-A-1, 5.00%, due 1/1/2055	$525,655	(b)
565,000	Tender Option Bond Trust Receipts/Certificates, Ser. 2020, (LOC: Mizuho Cap. Markets LLC), 0.24%, due 6/15/2045	565,000	(a)(b)
1,000,000	Wisconsin St. Hlth. & Ed. Facs. Au. Rev. Ref. (Ascension Health Credit Group), Ser. 2016-A, 4.00%, due 11/15/2039	1,136,290
		2,226,945
	Total Investments 97.2% (Cost $220,793,105)	233,441,865
	Other Assets Less Liabilities 2.8%	6,729,566
	Net Assets 100.0%	$240,171,431

(a)

Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at January 31, 2021.

(b)

Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2021, these securities amounted to $16,888,340, which represents 7.0% of net assets of the Fund.

(c)	When-issued security. Total value of all such securities at January 31, 2021 amounted to $1,967,074, which represents 0.8% of net assets of the Fund.
(d)	All or a portion of this security is segregated in connection with obligations for when-issued securities with a total value of $3,574,656.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of January 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes(a)	$—	$233,441,865	$—	$233,441,865
Total Investments	$—	$233,441,865	$—	$233,441,865

(a)         The Schedule of Investments provides a categorization by state/territory for the portfolio.

^                  A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^

(Unaudited) January 31, 2021

PRINCIPAL AMOUNT		VALUE

U.S. Treasury Obligations 4.1%
$3,146,469	United States Treasury Inflation Indexed Note, 0.13%, due 7/15/2030 (Cost $3,493,043)	$3,537,606	(a)

Mortgage-Backed Securities 42.9%
Collateralized Mortgage Obligations 10.1%
344,668	Angel Oak Mortgage Trust I LLC, Ser. 2019-1, Class A1, 3.92%, due 11/25/2048	352,358	(b)(c)
	Fannie Mae Connecticut Avenue Securities
387,338	Ser. 2017-C04, Class 2M2, (1M USD LIBOR + 2.85%), 2.98%, due 11/25/2029	393,653	(d)
303,884	Ser. 2017-C05, Class 1M2, (1M USD LIBOR + 2.20%), 2.33%, due 1/25/2030	305,671	(d)
312,581	Ser. 2017-C06, Class 2M2, (1M USD LIBOR + 2.80%), 2.93%, due 2/25/2030	316,694	(d)
301,716	Ser. 2017-C07, Class 2M2, (1M USD LIBOR + 2.50%), 2.63%, due 5/25/2030	303,619	(d)
758,178	Ser. 2018-C01, Class 1M2, (1M USD LIBOR + 2.25%), 2.38%, due 7/25/2030	762,046	(d)
273,461	Ser. 2018-C02, Class 2M2, (1M USD LIBOR + 2.20%), 2.33%, due 8/25/2030	274,314	(d)
584,870	Ser. 2018-C04, Class 2M2, (1M USD LIBOR + 2.55%), 2.68%, due 12/25/2030	589,258	(d)
742,080	Ser. 2018-C05, Class 1M2, (1M USD LIBOR + 2.35%), 2.48%, due 1/25/2031	746,151	(d)
307,798	Ser. 2020-R01, Class 1M1, (1M USD LIBOR + 0.80%), 0.93%, due 1/25/2040	307,798	(c)(d)
	Freddie Mac Structured Agency Credit Risk Debt Notes
478,986	Ser. 2017-DNA1, Class M2, (1M USD LIBOR + 3.25%), 3.38%, due 7/25/2029	493,853	(d)
469,200	Ser. 2017-HQA3, Class M2, (1M USD LIBOR + 2.35%), 2.48%, due 4/25/2030	475,728	(d)
354,184	Ser. 2018-HQA1, Class M2, (1M USD LIBOR + 2.30%), 2.43%, due 9/25/2030	355,311	(d)
71,341	Ser. 2018-HQA2, Class M1, (1M USD LIBOR + 0.75%), 0.88%, due 10/25/2048	71,341	(c)(d)
	Freddie Mac Structured Agency Credit Risk Debt Notes Real Estate Mortgage Investment Conduits
90,740	Ser. 2020-HQA1, Class M1, (1M USD LIBOR + 0.75%), 0.88%, due 1/25/2050	90,804	(c)(d)
730,000	Ser. 2021-DNA1, Class M1, (SOFR + 0.65%), 0.73%, due 1/25/2051	730,024	(c)(d)
644,754	GCAT Trust, Ser. 2019-NQM2, Class A1, 2.86%, due 9/25/2059	656,323	(c)(e)
35,907	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, (1M USD LIBOR + 1.13%), 1.27%, due 6/19/2034	37,527	(d)
739,420	New Residential Mortgage Loan Trust, Ser. 2019-NQM5, Class A1, 2.71%, due 11/25/2059	760,070	(b)(c)
619,164	Starwood Mortgage Residential Trust, Ser. 2019-INV1, Class A1, 2.61%, due 9/27/2049	631,362	(b)(c)
		8,653,905
Commercial Mortgage-Backed 19.9%
1,281,393	BANK, Ser. 2020-BN30, Class A1, 0.45%, due 12/15/2053	1,282,280
688,595	BBCMS Mortgage Trust, Ser. 2020-C7, Class A1, 1.08%, due 4/15/2053	694,035
890,000	BBCMS Trust, Ser. 2013-TYSN, Class B, 4.04%, due 9/5/2032	889,095	(c)
481,416	BX Commercial Mortgage Trust, Ser. 2018-IND, Class A, (1M USD LIBOR + 0.75%), 0.88%, due 11/15/2035	482,021	(c)(d)
260,000	BXMT Ltd., Ser. 2020-FL2, Class A, (1M USD LIBOR + 0.90%), 1.03%, due 2/16/2037	260,140	(c)(d)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

	CD Mortgage Trust
$146,600	Ser. 2016-CD1, Class A1, 1.44%, due 8/10/2049	$146,852
95,921	Ser. 2017-CD3, Class A1, 1.97%, due 2/10/2050	96,225
	Citigroup Commercial Mortgage Trust
124,559	Ser. 2016-C2, Class A1, 1.50%, due 8/10/2049	124,641
346,604	Ser. 2018-C5, Class A1, 3.13%, due 6/10/2051	353,499
	Commercial Mortgage Trust
228,374	Ser. 2012-CR3, Class ASB, 2.37%, due 10/15/2045	231,254
1,000,000	Ser. 2012-CR4, Class AM, 3.25%, due 10/15/2045	1,013,016
1,000,000	Ser. 2013-LC6, Class B, 3.74%, due 1/10/2046	1,033,301
1,416,503	Ser. 2014-UBS3, Class XA, 1.07%, due 6/10/2047	42,437	(b)(f)
738,376	Ser. 2014-CR19, Class ASB, 3.50%, due 8/10/2047	776,917
5,529,743	Ser. 2014-UBS6, Class XA, 0.89%, due 12/10/2047	148,269	(b)(f)
	CSAIL Commercial Mortgage Trust
7,604,462	Ser. 2016-C5, Class XA, 0.92%, due 11/15/2048	268,878	(b)(f)
953,308	Ser. 2016-C5, Class ASB, 3.53%, due 11/15/2048	1,018,782
441,770	Ser. 2017-CX10, Class A1, 2.23%, due 11/15/2050	446,426
123,897	DBJPM Mortgage Trust, Ser. 2016-C3, Class A1, 1.50%, due 8/10/2049	124,209
118,598	DBUBS Mortgage Trust, Ser. 2011-LC1A, Class A3, 5.00%, due 11/10/2046	118,621	(c)
1,535,000	Freddie Mac Multiclass Certificates, Ser. 2020-RR02, Class CX, 1.27%, due 3/27/2029	137,235	(b)(f)
	Freddie Mac Multifamily Structured Pass Through Certificates
5,888,210	Ser. KW03, Class X1, 0.84%, due 6/25/2027	243,129	(b)(f)
3,424,745	Ser. K095, Class X1, 0.95%, due 6/25/2029	246,547	(b)(f)
5,293,047	Ser. K096, Class X1, 1.13%, due 7/25/2029	451,094	(b)(f)
4,100,000	Ser. K098, Class XAM, 1.39%, due 8/25/2029	440,932	(b)(f)
	GS Mortgage Securities Trust
430,000	Ser. 2019-BOCA, Class A, (1M USD LIBOR + 1.20%), 1.33%, due 6/15/2038	430,417	(c)(d)
730,000	Ser. 2010-C1, Class B, 5.15%, due 8/10/2043	708,985	(c)
500,000	Ser. 2012-GCJ7, Class B, 4.74%, due 5/10/2045	520,115
3,816,585	Ser. 2013-GC13, Class XA, 0.07%, due 7/10/2046	7,516	(b)(f)
100,000	Ser. 2014-GC18, Class AS, 4.38%, due 1/10/2047	107,025
266,500	Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2017-C33, Class A1, 2.03%, due 5/15/2050	268,053
830,694	Morgan Stanley Capital I Trust, Ser. 2011-C2, Class A4, 4.66%, due 6/15/2044	838,017	(c)
48,420	SG Commercial Mortgage Securities Trust, Ser. 2016-C5, Class A1, 1.35%, due 10/10/2048	48,432
	Wells Fargo Commercial Mortgage Trust
1,000,000	Ser. 2012-LC5, Class C, 4.69%, due 10/15/2045	1,031,244	(b)
146,736	Ser. 2016-NXS6, Class A1, 1.42%, due 11/15/2049	146,852
399,697	Ser. 2017-C39, Class A1, 1.98%, due 9/15/2050	402,870
1,095,226	Ser. 2018-C45, Class A1, 3.13%, due 6/15/2051	1,122,601
4,066,019	Ser. 2019-C52, Class XA, 1.62%, due 8/15/2052	429,367	(b)(f)
		17,131,329
Fannie Mae 6.0%
	Pass-Through Certificates
285,293	3.00%, due 9/1/2027	301,819
175,097	4.50%, due 4/1/2039 – 5/1/2044	195,084
4,462,720	2.50%, due 12/1/2050 – 1/1/2051	4,700,407
		5,197,310

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

Freddie Mac 6.9%
	Pass-Through Certificates
$162,175	3.00%, due 1/1/2027	$171,689
128,247	4.50%, due 11/1/2039	143,708
5,326,413	2.50%, due 6/1/2050 – 8/1/2050	5,610,099
		5,925,496

	Total Mortgage-Backed Securities (Cost $36,521,177)	36,908,040

Corporate Bonds 41.6%
Advertising 0.2%
130,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, due 6/15/2025	137,638	(c)

Aerospace & Defense 1.5%
1,010,000	Boeing Co., 4.88%, due 5/1/2025	1,140,116
35,000	Howmet Aerospace, Inc., 6.88%, due 5/1/2025	40,775
150,000	TransDigm, Inc., 6.25%, due 3/15/2026	158,655	(c)
		1,339,546
Agriculture 0.5%
465,000	BAT Capital Corp., 2.26%, due 3/25/2028	475,145

Airlines 0.9%
110,000	Delta Air Lines, Inc., 7.00%, due 5/1/2025	127,555	(c)
465,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, due 10/20/2025	496,919	(c)
150,000	United Airlines Holdings, Inc., 4.25%, due 10/1/2022	150,000
		774,474
Auto Manufacturers 2.9%
	Ford Motor Credit Co. LLC
400,000	3.81%, due 10/12/2021	405,312
390,000	5.13%, due 6/16/2025	423,540
	General Motors Financial Co., Inc.
470,000	2.75%, due 6/20/2025	499,497
300,000	2.70%, due 8/20/2027	317,113
	Volkswagen Group of America Finance LLC
490,000	0.88%, due 11/22/2023	492,432	(c)
295,000	3.35%, due 5/13/2025	323,208	(c)
		2,461,102
Auto Parts & Equipment 0.4%
40,000	Adient U.S. LLC, 9.00%, due 4/15/2025	44,750	(c)
210,000	Goodyear Tire & Rubber Co., 9.50%, due 5/31/2025	235,200
50,000	Meritor, Inc., 6.25%, due 6/1/2025	53,250	(c)
		333,200
Banks 8.7%
450,000	Banco Santander SA, 2.75%, due 5/28/2025	481,177
550,000	Bank of America Corp., Ser. L, 3.95%, due 4/21/2025	614,766
930,000	Citigroup, Inc., 3.35%, due 4/24/2025	1,006,371	(g)
1,525,000	Goldman Sachs Group, Inc., (3M USD LIBOR + 1.60%), 1.82%, due 11/29/2023	1,579,819	(d)
600,000	JPMorgan Chase & Co., 2.30%, due 10/15/2025	634,344	(g)
935,000	Lloyds Banking Group PLC, 1.33%, due 6/15/2023	945,231	(g)
1,330,000	Morgan Stanley, (SOFR + 0.70%), 0.74%, due 1/20/2023	1,335,387	(d)
810,000	Wells Fargo & Co., 3.75%, due 1/24/2024	881,190
		7,478,285

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

Biotechnology 0.6%
$485,000	Gilead Sciences, Inc., (3M USD LIBOR + 0.52%), 0.77%, due 9/29/2023	$486,225	(d)

Chemicals 1.3%
920,000	LYB International Finance III LLC, (3M USD LIBOR + 1.00%), 1.24%, due 10/1/2023	922,989	(d)
200,000	NOVA Chemicals Corp., 5.25%, due 8/1/2023	200,500	(c)
		1,123,489
Commercial Services 0.6%
390,000	APX Group, Inc., 8.50%, due 11/1/2024	410,391
80,000	Jaguar Holding Co. II/PPD Development L.P., 4.63%, due 6/15/2025	83,900	(c)
		494,291
Distribution - Wholesale 0.1%
50,000	Performance Food Group, Inc., 6.88%, due 5/1/2025	53,765	(c)(h)

Diversified Financial Services 1.8%
	AerCap Ireland Capital DAC/AerCap Global Aviation Trust
700,000	4.50%, due 9/15/2023	757,438
460,000	6.50%, due 7/15/2025	545,092
215,000	Springleaf Finance Corp., 6.13%, due 3/15/2024	234,956
		1,537,486
Electric 0.4%
340,000	Talen Energy Supply LLC, 10.50%, due 1/15/2026	312,800	(c)

Entertainment 0.6%
205,000	Live Nation Entertainment, Inc., 4.88%, due 11/1/2024	206,025	(c)
80,000	Six Flags Entertainment Corp., 4.88%, due 7/31/2024	79,400	(c)
185,000	Six Flags Theme Parks, Inc., 7.00%, due 7/1/2025	199,338	(c)
		484,763
Food Service 0.3%
	Aramark Services, Inc.
200,000	5.00%, due 4/1/2025	205,440	(c)(h)
80,000	6.38%, due 5/1/2025	85,048	(c)
		290,488
Home Builders 0.3%
205,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, due 6/15/2024	223,706

Housewares 0.2%
155,000	CD&R Smokey Buyer, Inc., 6.75%, due 7/15/2025	166,238	(c)

Leisure Time 0.1%
85,000	Carnival Corp., 10.50%, due 2/1/2026	98,600	(c)

Machinery - Construction & Mining 0.2%
200,000	Terex Corp., 5.63%, due 2/1/2025	204,750	(c)

Machinery - Diversified 0.5%
465,000	Otis Worldwide Corp., (3M USD LIBOR + 0.45%), 0.69%, due 4/5/2023	465,183	(d)

Media 1.9%
350,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, due 7/23/2025	403,484
280,000	Cumulus Media New Holdings, Inc., 6.75%, due 7/1/2026	284,200	(c)(h)
450,000	Fox Corp., 3.05%, due 4/7/2025	490,691
150,000	iHeartCommunications, Inc., 6.38%, due 5/1/2026	159,797
270,000	Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, due 9/15/2026	274,825	(c)
		1,612,997

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

Miscellaneous Manufacturer 1.5%
$1,200,000	General Electric Capital Corp., (3M USD LIBOR + 1.00%), 1.22%, due 3/15/2023	$1,210,438	(d)
60,000	Hillenbrand, Inc., 5.75%, due 6/15/2025	64,500
		1,274,938
Oil & Gas 3.6%
220,000	Apache Corp., 4.63%, due 11/15/2025	225,500
1,090,000	BP Capital Markets America, Inc., (3M USD LIBOR + 0.65%), 0.89%, due 9/19/2022	1,094,706	(d)
	Occidental Petroleum Corp.
1,000,000	2.90%, due 8/15/2024	967,500
170,000	5.50%, due 12/1/2025	178,500
75,000	PDC Energy, Inc., 5.75%, due 5/15/2026	76,405
450,000	Petroleos Mexicanos, (3M USD LIBOR + 3.65%), 3.87%, due 3/11/2022	456,345	(d)
130,000	WPX Energy, Inc., 5.25%, due 9/15/2024	144,544
		3,143,500
Pharmaceuticals 2.6%
1,730,000	AbbVie, Inc., (3M USD LIBOR + 0.65%), 0.86%, due 11/21/2022	1,744,125	(d)
130,000	Bausch Health Cos., Inc., 5.50%, due 11/1/2025	133,861	(c)
330,000	Upjohn, Inc., 1.65%, due 6/22/2025	339,952	(c)
		2,217,938
Pipelines 2.4%
90,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, due 12/15/2025	95,232	(c)
220,000	Buckeye Partners L.P., 4.35%, due 10/15/2024	225,738	(h)
225,000	DCP Midstream Operating L.P., 3.88%, due 3/15/2023	231,187
115,000	EQM Midstream Partners L.P., 6.00%, due 7/1/2025	120,298	(c)
500,000	Kinder Morgan, Inc., 5.63%, due 11/15/2023	560,733	(c)
540,000	MPLX L.P., 4.88%, due 6/1/2025	619,623
75,000	Rattler Midstream L.P., 5.63%, due 7/15/2025	78,562	(c)
120,000	Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.50%, due 10/1/2025	127,800	(c)
		2,059,173
Real Estate 0.4%
	Realogy Group LLC/Realogy Co-Issuer Corp.
235,000	4.88%, due 6/1/2023	242,638	(c)
105,000	7.63%, due 6/15/2025	114,056	(c)
		356,694
Real Estate Investment Trusts 0.6%
190,000	ESH Hospitality, Inc., 5.25%, due 5/1/2025	193,800	(c)
100,000	MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc., 4.63%, due 6/15/2025	106,000	(c)
200,000	RHP Hotel Properties L.P./RHP Finance Corp., 5.00%, due 4/15/2023	200,686
		500,486
Retail 2.2%
1,770,000	7-Eleven, Inc., 0.80%, due 2/10/2024	1,772,514	(c)(i)
160,000	Staples, Inc., 7.50%, due 4/15/2026	163,214	(c)
		1,935,728
Semiconductors 1.0%
600,000	Broadcom, Inc., 3.15%, due 11/15/2025	650,534
185,000	Microchip Technology, Inc., 4.25%, due 9/1/2025	193,772	(c)
		844,306

See Notes to Schedule of Investments

PRINCIPAL AMOUNT		VALUE

Software 0.7%
$122,000	BY Crown Parent LLC/BY Bond Finance, Inc., 4.25%, due 1/31/2026	$125,050	(c)
460,000	Infor, Inc., 1.45%, due 7/15/2023	468,280	(c)
		593,330
Telecommunications 2.6%
	AT&T, Inc.
400,000	(3M USD LIBOR + 0.89%), 1.11%, due 2/15/2023	404,278	(d)
450,000	1.65%, due 2/1/2028	452,823
370,000	Numericable-SFR SA, 7.38%, due 5/1/2026	387,001	(c)
450,000	T-Mobile USA, Inc., 3.50%, due 4/15/2025	493,288	(c)
450,000	Verizon Communications, Inc., 2.63%, due 8/15/2026	489,631
		2,227,021

	Total Corporate Bonds (Cost $34,824,122)	35,707,285

Asset-Backed Securities 6.1%
500,000	CIFC Funding Ltd., Ser. 2019-2A, Class D, (3M USD LIBOR + 3.60%), 3.82%, due 4/17/2030	500,211	(c)(d)
467,169	Consumer Loan Underlying Bond Club Certificate Issuer Trust I, Ser. 2019-HP1, Class A, 2.59%, due 12/15/2026	472,382	(c)
	CoreVest American Finance Trust
120,584	Ser. 2017-1, Class A, 2.97%, due 10/15/2049	121,644	(c)
100,000	Ser. 2017-1, Class B, 3.36%, due 10/15/2049	101,641	(c)
1,000,000	Dryden 64 CLO Ltd., Ser. 2018-64A, Class D, (3M USD LIBOR + 2.65%), 2.87%, due 4/18/2031	976,706	(c)(d)
129,247	Lending Point Asset Securitization Trust, Ser. 2020-1, Class A, 2.51%, due 2/10/2026	129,372	(c)
1,000,000	Octagon Investment Partners 43 Ltd., Ser. 2019-1A, Class D, (3M USD LIBOR + 3.90%), 4.12%, due 10/25/2032	1,002,985	(c)(d)
234,043	Prosper Marketplace Issuance Trust, Ser. 2019-4A, Class A, 2.48%, due 2/17/2026	234,912	(c)
500,000	TICP CLO VII Ltd., Ser. 2017-7A, Class DR, (3M USD LIBOR + 3.20%), 3.44%, due 4/15/2033	499,995	(c)(d)
215,000	Verizon Owner Trust, Ser. 2019-A, Class A1A, 2.93%, due 9/20/2023	218,851
1,000,000	Voya CLO Ltd., Ser. 2016-2A, Class CR, (3M USD LIBOR + 4.00%), 4.22%, due 7/19/2028	999,989	(c)(d)

	Total Asset-Backed Securities (Cost $5,218,806)	5,258,688

See Notes to Schedule of Investments

Number of Shares		VALUE

Exchange-Traded Funds 2.9%
91,665	SPDR Bloomberg Barclays Short Term High Yield Bond ETF (Cost $2,474,038)	2,473,122

Short-Term Investments 4.6%
Investment Companies 4.6%
3,432,315	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(j)	3,432,315	(k)
536,240	State Street Navigator Securities Lending Government Money Market Portfolio, 0.06%(j)	536,240	(l)
	Total Short-Term Investments (Cost $3,968,555)	3,968,555

	Total Investments 102.2% (Cost $86,499,741)	$87,853,296
	Liabilities Less Other Assets (2.2)%	(1,879,747	)(m)
	Net Assets 100.0%	$85,973,549

(a)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(b)

Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2021.

(c)

Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2021, these securities amounted to $22,372,500, which represents 26.0% of net assets of the Fund.

(d)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2021 and changes periodically.
(e)

Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of January 31, 2021.

(f)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(g)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(h)	The security or a portion of this security is on loan at January 31, 2021. Total value of all such securities at January 31, 2021 amounted to approximately $525,380 for the Fund.
(i)	When-issued security. Total value of all such securities at January 31, 2021 amounted to $1,772,514, which represents 2.1% of net assets of the Fund.
(j)	Represents 7-day effective yield as of January 31, 2021.
(k)	All or a portion of this security is segregated in connection with obligations for futures and when-issued securities with a total value of $3,432,315.
(l)	Represents investment of cash collateral received from securities lending.
(m)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2021.

See Notes to Schedule of Investments

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$74,581,146	86.8%
Cayman Islands	4,240,026	4.9%
United Kingdom	1,420,376	1.7%
Ireland	1,302,530	1.5%
Germany	815,640	0.9%
Spain	481,177	0.6%
Mexico	456,345	0.5%
France	387,001	0.5%
Canada	200,500	0.2%
Short-Term Investments and Other Liabilities-Net	2,088,808	2.4%
	$85,973,549	100.0%

See Notes to Schedule of Investments

Derivative Instruments

Futures contracts (“futures”)

At January 31, 2021, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2021	148	U.S. Treasury Note, 2 Year	$32,704,531	$30,625
Total Long Positions			$32,704,531	$30,625

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2021	97	U.S. Treasury Note, 5 Year	$(12,209,875)	$(4,984)
3/2021	9	U.S. Treasury Note, 10 Year	(1,233,281)	(2,617)
3/2021	29	U.S. Treasury Note, Ultra 10 Year	(4,461,016)	52,953
3/2021	1	U.S. Treasury Ultra Bond	(204,719)	3,375
Total Short Positions			$(18,108,891)	$48,727
Total Futures				$79,352

At January 31, 2021, the Fund had $104,443 deposited in a segregated account to cover margin requirements on open futures.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$3,537,606	$—	$3,537,606
Mortgage-Backed Securities(a)	—	36,908,040	—	36,908,040
Corporate Bonds(a)	—	35,707,285	—	35,707,285
Asset-Backed Securities	—	5,258,688	—	5,258,688
Exchange-Traded Funds	2,473,122	—	—	2,473,122
Short-Term Investments	—	3,968,555	—	3,968,555
Total Investments	$2,473,122	$85,380,174	$—	$87,853,296

(a)	The Schedule of Investments provides information on the industry or sector categorization for the portfolio as well as a Positions by Country summary.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of January 31, 2021:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$86,953	$—	$—	$86,953
Liabilities	(7,601)	—	—	(7,601)
Total	$79,352	$—	$—	$79,352

(a)	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^   A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund

(Unaudited) January 31, 2021

PRINCIPAL AMOUNT(a)		VALUE

Loan Assignments (b) 7.1%
Aerospace & Defense 0.1%
$1,270,400	AI Convoy (Luxembourg) S.A.R.L, Term Loan B, (6M USD LIBOR + 3.50%), 4.50%, due 1/17/2027	$1,269,079
1,034,549	MHI Holdings, LLC, Term Loan B, (1M USD LIBOR + 5.00%), 5.12%, due 9/21/2026	1,038,863
	TransDigm, Inc.
143,550	Term Loan E, (1M USD LIBOR + 2.25%), 2.37%, due 5/30/2025	141,152
1,300,633	Term Loan F, (1M USD LIBOR + 2.25%), 2.37%, due 12/9/2025	1,277,196
		3,726,290
Air Transport 0.0%(c)
895,000	SkyMiles IP Ltd., First Lien Term Loan B, (3M USD LIBOR + 3.75%), 4.75%, due 10/20/2027	936,170

Automotive 0.2%
2,158,308	Adient US LLC, Term Loan B, (1M USD LIBOR + 4.25%, 3M USD LIBOR + 4.25%), 4.37% - 4.46%, due 5/6/2024	2,158,308	(d)
1,050,552	Clarios Global LP, Term Loan B, (1M USD LIBOR + 3.50%), 3.62%, due 4/30/2026	1,048,913
815,633	Dealer Tire, LLC, Term Loan B, (1M USD LIBOR + 4.25%), 4.37%, due 12/12/2025	813,937
820,401	Tenneco, Inc., Term Loan B, (1M USD LIBOR + 3.00%), 3.12%, due 10/1/2025	809,941
855,320	Wand NewCo 3, Inc., Term Loan, (1M USD LIBOR + 3.00%), 3.12%, due 2/5/2026	846,502
		5,677,601
Building & Development 0.2%
1,024,078	Cornerstone Building Brands, Inc., Term Loan, (1M USD LIBOR + 3.75%), 3.88%, due 4/12/2025	1,024,078
874,085	CPG International Inc., Term Loan, (3M USD LIBOR + 3.75%), 4.75%, due 5/5/2024	874,269
865,570	Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (1M USD LIBOR + 2.75%), 2.87%, due 8/21/2025	860,341
449,659	Forterra Finance, LLC, Term Loan B, (1M USD LIBOR + 3.00%), 4.00%, due 10/25/2023	450,221
873,587	Realogy Group LLC, Term Loan B, (1M USD LIBOR + 2.25%), 3.00%, due 2/8/2025	868,782
1,082,287	White Cap Buyer LLC, Term Loan B, (6M USD LIBOR + 4.00%), 4.50%, due 10/19/2027	1,085,740
611,032	Wilsonart LLC, Term Loan B, (3M USD LIBOR + 3.25%), 4.25%, due 12/19/2023	610,653
		5,774,084
Business Equipment & Services 1.0%
580,477	AlixPartners, LLP, Term Loan B, (1M USD LIBOR + 2.50%), 2.62%, due 4/4/2024	579,490
1,576,363	APX Group, Inc., Term Loan, (1M USD LIBOR + 5.00%, 3M USD LIBOR + 4.00%), 5.12% - 7.25%, due 12/31/2025	1,577,546	(d)
550,774	Ceridian HCM Holding Inc., Term Loan B, (1W USD LIBOR + 2.50%), 2.59%, due 4/30/2025	548,571
1,360,549	Change Healthcare Holdings LLC, Term Loan B, (1M USD LIBOR + 2.50%), 3.50%, due 3/1/2024	1,360,549
964,921	Clear Channel Outdoor Holdings, Inc., Term Loan B, (2M USD LIBOR + 3.50%), 3.66% - 3.71%, due 8/21/2026	939,891	(d)
914,630	ConvergeOne Holdings, Inc., Term Loan, (1M USD LIBOR + 5.00%), 5.12%, due 1/4/2026	877,588
2,706,400	Deerfield Dakota Holding, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 4.75%, due 4/9/2027	2,716,549
2,174,048	Dun & Bradstreet Corporation (The), Term Loan, (1M USD LIBOR + 3.75%), 3.88%, due 2/6/2026	2,177,157
1,170,055	EIG Investors Corp., First Lien Term Loan, (3M USD LIBOR + 3.75%), 4.75%, due 2/9/2023	1,168,627

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE

$869,252	Endure Digital Inc., Term Loan, (USD LIBOR + 3.50%), due 1/29/2028	$866,540	(e)(f)
3,086,675	Garda World Security Corporation, First Lien Term Loan B, (1M USD LIBOR + 4.75%), 4.99%, due 10/30/2026	3,089,237
880,000	Greeneden U.S. Holdings II, LLC, Term Loan B, (1M USD LIBOR + 4.00%), 4.75%, due 12/1/2027	882,640
1,565,654	Learning Care Group, Inc., First Lien Term Loan, (3M USD LIBOR + 3.25%), 4.25%, due 3/13/2025	1,504,984
636,804	Loire Finco Luxembourg S.a.r.l., Term Loan, (1M USD LIBOR + 3.00%), 3.12%, due 4/21/2027	633,620
295,000	Packaging Coordinators Midco, Inc., First Lien Term Loan, (3M USD LIBOR + 3.75%), 4.50%, due 11/30/2027	295,614
1,273,600	Presidio, Inc., Term Loan B, (3M USD LIBOR + 3.50%), 3.72%, due 1/22/2027	1,272,008
3,204,119	Prime Security Services Borrower, LLC, Term Loan, (3M USD LIBOR + 2.75%), 3.50%, due 9/23/2026	3,202,966
822,684	Solera, LLC, Term Loan B, (1M USD LIBOR + 2.75%), 2.87%, due 3/3/2023	818,513
2,179,537	Tech Data Corporation, Term Loan, (1M USD LIBOR + 5.50%), 5.62%, due 6/30/2025	2,190,435	(g)
1,147,552	Tempo Acquisition LLC, Term Loan, (1M USD LIBOR + 3.25%), 3.75%, due 11/2/2026	1,144,683
1,553,263	Vertiv Group Corporation, Term Loan B, (1M USD LIBOR + 3.00%), 3.14%, due 3/2/2027	1,554,194
927,235	William Morris Endeavor Entertainment, LLC, First Lien Term Loan, (1M USD LIBOR + 2.75%), 2.88%, due 5/18/2025	861,457
		30,262,859
Cable & Satellite Television 0.3%
711,793	Altice Financing SA, Term Loan B, (1M USD LIBOR + 2.75%), 2.88%, due 7/15/2025	702,305
4,862,872	Altice France S.A., Term Loan B13, (1M USD LIBOR + 4.00%), 4.13%, due 8/14/2026	4,848,672
1,096,253	CSC Holdings, LLC, Term Loan B5, (1M USD LIBOR + 2.50%), 2.63%, due 4/15/2027	1,090,092
1,340,000	Radiate Holdco, LLC, Term Loan, (1M USD LIBOR + 3.50%), 4.25%, due 9/25/2026	1,338,888
530,000	Virgin Media Bristol LLC, Term Loan N, (1M USD LIBOR + 2.50%), 2.63%, due 1/31/2028	527,128
452,660	WideOpenWest Finance LLC, Term Loan B, (1M USD LIBOR + 3.25%), 4.25%, due 8/18/2023	451,248
		8,958,333
Chemicals & Plastics 0.1%
648,316	Diamond (BC) B.V., Term Loan, (3M USD LIBOR + 3.00%), 3.12%, due 9/6/2024	645,399
1,021,047	PQ Corporation, Term Loan B, (3M USD LIBOR + 3.00%), 4.00%, due 2/7/2027	1,021,558
858,895	Solenis Holdings LLC, First Lien Term Loan, (3M USD LIBOR + 4.00%), 4.23%, due 6/26/2025	855,751
755,731	Starfruit Finco B.V., Term Loan B, (1M USD LIBOR + 3.00%), 3.13%, due 10/1/2025	751,952
		3,274,660
Containers & Glass Products 0.3%
1,010,000	Altium Packaging LLC, Term Loan B, (USD LIBOR + 2.75%), due 1/29/2028	1,007,475	(e)(f)(g)
783,611	Berlin Packaging LLC, First Lien Term Loan, (1M USD LIBOR + 3.00%, 3M USD LIBOR + 3.00%), 3.15% - 3.26%, due 11/7/2025	777,452	(d)
1,039,235	BWAY Holding Company, Term Loan B, (1M USD LIBOR + 3.25%), 3.38%, due 4/3/2024	1,018,669
1,983,814	Graham Packaging Company Inc., Term Loan, (1M USD LIBOR + 3.75%), 4.50%, due 8/4/2027	1,988,495
945,116	Klockner-Pentaplast of America, Inc., Term Loan B2, (1M USD LIBOR + 4.25%), 5.25%, due 6/30/2022	944,133
389,145	Reynolds Group Holdings Inc., Term Loan, (1M USD LIBOR + 2.75%), 2.87%, due 2/5/2023	388,904

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE

$495,283	TricorBraun Holdings, Inc., First Lien Term Loan, (1M USD LIBOR + 3.75%), 4.75%, due 11/30/2023	$494,664
1,229,236	Trident TPI Holdings, Inc., Term Loan B1, (3M USD LIBOR + 3.00%), 4.00%, due 10/17/2024	1,223,606
		7,843,398
Cosmetics - Toiletries 0.1%
2,836,700	Sunshine Luxembourg VII SARL, Term Loan B1, (3M USD LIBOR + 4.00%), 5.00%, due 10/1/2026	2,842,997

Diversified Insurance 0.2%
1,140,000	Gainwell Acquisition Corp., Term Loan B, (3M USD LIBOR + 4.00%), 4.75%, due 10/1/2027	1,142,143
	Hub International Limited
2,174,020	Term Loan B, (USD LIBOR + 3.25%), due 4/25/2025	2,176,738	(e)(f)
2,282,878	Term Loan B, (2M USD LIBOR + 2.75%, 3M USD LIBOR + 2.75%), 2.91% - 2.97%, due 4/25/2025	2,261,579	(d)
541,750	Sedgwick Claims Management Services, Inc., Term Loan B, (1M USD LIBOR + 4.00%), 4.12%, due 9/3/2026	542,427
		6,122,887
Drugs 0.1%
1,317,881	Bausch Health Companies Inc., Term Loan B, (1M USD LIBOR + 3.00%), 3.12%, due 6/2/2025	1,318,092
628,188	Endo Luxembourg Finance Company I S.a.r.l., Term Loan B, (3M USD LIBOR + 4.25%), 5.00%, due 4/29/2024	622,692
964,601	Parexel International Corporation, Term Loan B, (1M USD LIBOR + 2.75%), 2.81%, due 9/27/2024	962,970
		2,903,754
Electronics - Electrical 1.2%
3,425,828	Applied Systems, Inc., First Lien Term Loan, (3M USD LIBOR + 3.00%), 4.00%, due 9/19/2024	3,428,329
327,906	Barracuda Networks, Inc., First Lien Term Loan, (3M USD LIBOR + 3.75%), 4.50%, due 2/12/2025	327,768
1,004,950	By Crown Parent, LLC, Term Loan B1, (1M USD LIBOR + 3.00%), 4.00%, due 2/2/2026	1,003,272
1,325,068	CommScope, Inc., Term Loan B, (1M USD LIBOR + 3.25%), 3.37%, due 4/6/2026	1,320,722
371,487	Dell International LLC, Term Loan B, (1M USD LIBOR + 2.00%), 2.75%, due 9/19/2025	371,981
1,935,743	DiscoverOrg, LLC, First Lien Term Loan, (1M USD LIBOR + 3.75%), 3.90%, due 2/2/2026	1,938,163
2,014,950	Epicor Software Corporation, Term Loan, (1M USD LIBOR + 4.25%), 5.25%, due 7/30/2027	2,019,484
	Flexera Software LLC
1,271,921	First Lien Term Loan, (2M USD LIBOR + 3.25%, 3M USD LIBOR + 3.25%), 4.25%, due 2/26/2025	1,275,101	(d)
894,000	Term Loan, (USD LIBOR + 3.75%), due 1/26/2028	897,916	(e)(f)
1,909,574	Hyland Software, Inc., First Lien Term Loan, (1M USD LIBOR + 3.50%), 4.25%, due 7/1/2024	1,915,551
200,000	IGT Holding IV AB, Term Loan B2, (3M USD LIBOR + 3.75%), 4.50%, due 7/26/2024	196,000
1,275,363	Informatica LLC, Term Loan B, (1M USD LIBOR + 3.25%), 3.37%, due 2/25/2027	1,271,269
1,050,000	Ivanti Software, Inc., Term Loan B, (3M USD LIBOR + 4.75%), 5.75%, due 12/1/2027	1,057,003
1,940,695	McAfee, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 3.87%, due 9/30/2024	1,944,829
1,641,729	Poseidon Intermediate LLC, Term Loan B, (1M USD LIBOR + 4.00%), 4.12%, due 8/18/2025	1,638,988

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE

	Project Alpha Intermediate Holding, Inc.
$513,484	Term Loan B, (3M USD LIBOR + 4.25%), 4.48%, due 4/26/2024	$515,733
755,825	Term Loan B, (3M USD LIBOR + 3.50%), 4.50%, due 4/26/2024	756,059
4,111,604	Rackspace Hosting, Inc., First Lien Term Loan, (3M USD LIBOR + 3.00%), 4.00%, due 11/3/2023	4,109,301
2,179,537	Redstone Buyer LLC, Term Loan, (3M USD LIBOR + 5.00%), 6.00%, due 9/1/2027	2,198,608
1,054,000	Sirius Computer Solutions, Inc., Term Loan, (1M USD LIBOR + 3.50%), 3.63%, due 7/1/2026	1,052,303
1,170,000	Sophia, L.P., First Lien Term Loan, (3M USD LIBOR + 3.75%), 4.50%, due 10/7/2027	1,173,217
2,341,409	Tibco Software Inc., Term Loan B3, (1M USD LIBOR + 3.75%), 3.88%, due 6/30/2026	2,326,775
	Uber Technologies, Inc.
362,163	Term Loan, (1M USD LIBOR + 3.50%), 3.62%, due 7/13/2023	362,105
661,607	Term Loan, (1M USD LIBOR + 4.00%), 5.00%, due 4/4/2025	662,639
332,246	Ultimate Software Group Inc. (The), Term Loan, (3M USD LIBOR + 3.25%), 4.00%, due 5/4/2026	333,432
406,925	VS Buyer, LLC, Term Loan B, (1M USD LIBOR + 3.25%), 3.37%, due 2/28/2027	406,164
		34,502,712
Financial Intermediaries 0.4%
1,911,960	Alliant Holdings Intermediate, LLC, Term Loan B, (1M USD LIBOR + 3.25%), 3.37%, due 5/9/2025	1,901,081
1,775,140	AssuredPartners, Inc., Term Loan B, (1M USD LIBOR + 3.50%), 3.65%, due 2/12/2027	1,764,790
	Asurion LLC
1,998,723	Term Loan B7, (1M USD LIBOR + 3.00%), 3.12%, due 11/3/2024	1,990,868
2,185,000	Second Lien Term Loan, (1M USD LIBOR + 6.50%), 6.62%, due 8/4/2025	2,185,000
160,000	Term Loan B9, (USD LIBOR + 3.25%), due 7/29/2027	159,000	(e)(f)(g)
705,000	Camelot U.S. Acquisition 1 Co., Term Loan B, (1M USD LIBOR + 3.00%), 4.00%, due 10/30/2026	706,763
1,080,000	Citadel Securities LP, Term Loan B, (USD LIBOR + 2.50%), due 2/27/2028	1,074,146	(e)(f)
1,007,079	Edelman Financial Center, LLC, First Lien Term Loan, (1M USD LIBOR + 3.00%), 3.12%, due 7/21/2025	998,267
1,162,087	GT Polaris, Inc., Term Loan B, (3M USD LIBOR + 4.00%), 5.00%, due 9/24/2027	1,165,574
634,800	PI US MergerCo, Inc., First Lien Term Loan, (1M USD LIBOR + 3.50%), 4.50%, due 1/3/2025	634,686
		12,580,175
Food Products 0.0%(c)
1,109,425	Froneri International Ltd., Term Loan, (1M USD LIBOR + 2.25%), 2.37%, due 1/31/2027	1,103,112

Health Care 0.8%
	Agiliti Health, Inc.
689,735	Term Loan, (1M USD LIBOR + 2.75%), 2.94%, due 1/4/2026	682,837	(g)
530,000	Term Loan, (1M USD LIBOR + 2.75%), 3.50%, due 1/4/2026	527,350	(e)(f)(g)
3,206,401	Athenahealth, Inc., Term Loan B, (1M USD LIBOR + 4.50%), 4.63%, due 2/11/2026	3,215,411

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE

	Aveanna Healthcare, LLC
$677,956	First Lien Term Loan, (1M USD LIBOR + 4.25%), 5.25%, due 3/18/2024	$665,672
149,625	Term Loan, (3M USD LIBOR + 6.25%), 7.25%, due 3/18/2024	149,158
1,393,740	Emerald TopCo Inc., Term Loan, (3M USD LIBOR + 3.50%), 3.71%, due 7/24/2026	1,391,301
2,263,337	Envision Healthcare Corporation, First Lien Term Loan, (1M USD LIBOR + 3.75%), 3.87%, due 10/10/2025	1,918,178
	EyeCare Partners, LLC
122,027	Term Loan DD, (1M USD LIBOR + 3.75%), 3.87%, due 2/18/2027	119,785
519,051	Term Loan, (1M USD LIBOR + 3.75%), 3.87%, due 2/18/2027	509,516
1,130,635	Gentiva Health Services, Inc., Term Loan, (1M USD LIBOR + 3.25%), 3.38%, due 7/2/2025	1,129,221
1,774,249	MPH Acquisition Holdings LLC, Term Loan B, (3M USD LIBOR + 2.75%), 3.75%, due 6/7/2023	1,771,037
923,025	Navicure, Inc., Term Loan B, (1M USD LIBOR + 4.00%), 4.12%, due 10/22/2026	921,871
864,543	Ortho-Clinical Diagnostics SA, Term Loan B, (1M USD LIBOR + 3.25%), 3.39%, due 6/30/2025	861,950
732,506	Pearl Intermediate Parent LLC, Term Loan, (1M USD LIBOR + 3.25%), 3.40%, due 2/14/2025	730,221
870,592	PetVet Care Centers, LLC, Term Loan, (3M USD LIBOR + 4.25%), 5.25%, due 2/14/2025	873,491	(g)
1,107,702	RegionalCare Hospital Partners Holdings, Inc., Term Loan B, (1M USD LIBOR + 3.75%), 3.87%, due 11/16/2025	1,105,764
1,681,707	Select Medical Corporation, Term Loan B, (3M USD LIBOR + 2.25%), 2.53%, due 3/6/2025	1,669,095
2,251,671	Team Health Holdings, Inc., First Lien Term Loan, (1M USD LIBOR + 2.75%), 3.75%, due 2/6/2024	2,099,683	(e)(f)
3,323,751	Verscend Holding Corp., Term Loan B, (1M USD LIBOR + 4.50%), 4.62%, due 8/27/2025	3,323,751
		23,665,292
Health Insurance 0.0%(c)
362,165	AmWINS Group, Inc., Term Loan B, (1M USD LIBOR + 2.75%), 3.75%, due 1/25/2024	362,864

Industrial Equipment 0.2%
981,081	Brookfield WEC Holdings Inc., Term Loan, (3M USD LIBOR + 2.75%), 3.25%, due 8/1/2025	979,364
1,079,617	Circor International, Inc., Term Loan B, (1M USD LIBOR + 3.25%), 4.25%, due 12/11/2024	1,065,851
588,507	Crosby US Acquisition Corp., Term Loan B, (1M USD LIBOR + 4.75%), 4.88%, due 6/26/2026	580,662
1,007,644	Filtration Group Corporation, First Lien Term Loan, (1M USD LIBOR + 3.00%), 3.12%, due 3/29/2025	996,308
1,267,840	Gates Global LLC, Term Loan B, (1M USD LIBOR + 2.75%), 3.75%, due 4/1/2024	1,267,054
706,989	Granite Holdings US Acquisition Co., Term Loan B, (3M USD LIBOR + 5.25%), 5.50%, due 9/30/2026	706,989	(e)(f)(g)
636,264	Pro Mach Group, Inc., Term Loan, (1M USD LIBOR + 3.50%, 3M USD LIBOR + 3.50%), 4.50%, due 3/7/2025	628,311	(d)
		6,224,539
Leisure Goods - Activities - Movies 0.2%
638,400	Banijay Entertainment S.A.S, Term Loan, (1M USD LIBOR + 3.75%), 3.88%, due 3/1/2025	631,818
1,537,275	Carnival Corporation, Term Loan B, (1M USD LIBOR + 7.50%), 8.50%, due 6/30/2025	1,580,519
785,859	Creative Artists Agency, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 3.87%, due 11/27/2026	779,376
855,000	Delta 2 (LUX) S.a.r.l., Term Loan, (1M USD LIBOR + 2.50%), 3.50%, due 2/1/2024	846,450

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE

$556,177	Emerald Expositions Holding, Inc., Term Loan B, (1M USD LIBOR + 2.50%), 2.62%, due 5/22/2024	$535,042
1,573,288	Playtika Holding Corp., Term Loan B, (3M USD LIBOR + 6.00%), 7.00%, due 12/10/2024	1,581,154
772,206	SeaWorld Parks & Entertainment, Inc., Term Loan B5, (1M USD LIBOR + 3.00%), 3.75%, due 3/31/2024	754,661
		6,709,020
Lodging & Casinos 0.2%
	Caesars Resort Collection, LLC
958,431	First Lien Term Loan B, (1M USD LIBOR + 2.75%), 2.87%, due 12/23/2024	941,256
1,172,062	Term Loan B1, (1M USD LIBOR + 4.50%), 4.62%, due 7/21/2025	1,170,597
968,737	Golden Entertainment, Inc., First Lien Term Loan, (1M USD LIBOR + 3.00%), 3.75%, due 10/21/2024	959,456
686,273	Scientific Games International, Inc., Term Loan B5, (1M USD LIBOR + 2.75%), 2.87%, due 8/14/2024	673,838
490,031	Station Casinos LLC, Term Loan B, (1M USD LIBOR + 2.25%), 2.50%, due 2/8/2027	481,955
		4,227,102
Oil & Gas 0.3%
1,207,000	Ascent Resources - Utica, Second Lien Term Loan, 10.00%, due 11/1/2025	1,315,630	(h)
1,311,468	BCP Renaissance Parent LLC, Term Loan B, (3M USD LIBOR + 3.50%), 4.50%, due 10/31/2024	1,280,793
1,231,103	Lower Cadence Holdings LLC, Term Loan B, (1M USD LIBOR + 4.00%), 4.12%, due 5/22/2026	1,199,661
1,352,393	Lucid Energy Group II Borrower, LLC, First Lien Term Loan, (1M USD LIBOR + 3.00%), 4.00%, due 2/17/2025	1,281,392
1,148,620	Medallion Midland Acquisition, LLC, First Lien Term Loan, (1M USD LIBOR + 3.25%), 4.25%, due 10/30/2024	1,138,214
1,260,529	Prairie ECI Acquiror LP, Term Loan B, (1M USD LIBOR + 4.75%), 4.87%, due 3/11/2026	1,238,671
1,117,030	Traverse Midstream Partners LLC, Term Loan, (1M USD LIBOR + 5.50%), 6.50%, due 9/27/2024	1,098,878
		8,553,239
Publishing 0.0%(c)
448,489	Nielsen Finance LLC, Term Loan B5, (1M USD LIBOR + 3.75%), 4.75%, due 6/4/2025	451,014

Radio & Television 0.1%
1,355,718	Univision Communications Inc., Term Loan C5, (1M USD LIBOR + 2.75%), 3.75%, due 3/15/2024	1,351,122

Retailers (except food & drug) 0.3%
3,726,075	Bass Pro Group, LLC, Term Loan B, (1M USD LIBOR + 5.00%), 5.75%, due 9/25/2024	3,728,721
	EG America LLC
1,659,290	Term Loan, (3M USD LIBOR + 4.00%), 4.25%, due 2/7/2025	1,653,963
61,593	Second Lien Term Loan, (3M USD LIBOR + 8.00%), 9.00%, due 4/20/2026	60,361
2,185,000	PetSmart, Inc., Term Loan, (3M USD LIBOR + 3.50%), 4.50%, due 3/11/2022	2,182,618
656,708	Staples, Inc., Term Loan, (3M USD LIBOR + 5.00%), 5.21%, due 4/16/2026	641,932
		8,267,595
Steel 0.1%
898,209	MRC Global (US) Inc., First Lien Term Loan B, (1M USD LIBOR + 3.00%), 3.12%, due 9/20/2024	880,244	(g)
866,043	TMS International Corp., Term Loan B2, (1M USD LIBOR + 2.75%, 3M USD LIBOR + 2.75%), 3.75%, due 8/14/2024	864,424	(d)
		1,744,668

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE

Surface Transport 0.0%(c)
	Hertz Corporation, (The)
$141,560	Term Loan DIP DD, (1M USD LIBOR + 7.25%), 8.25%, due 12/31/2021	$144,594
542,115	Term Loan B, (1M USD LIBOR + 2.75%), 3.50%, due 6/30/2023	533,756
		678,350
Telecommunications 0.3%
1,522,317	CenturyLink, Inc., Term Loan B, (1M USD LIBOR + 2.25%), 2.37%, due 3/15/2027	1,515,847
325,268	Connect Finco Sarl, Term Loan B, (3M USD LIBOR + 4.50%), 5.50%, due 12/11/2026	325,616
663,338	Consolidated Communications, Inc., Term Loan B, (1M USD LIBOR + 4.75%), 5.75%, due 10/2/2027	667,782
1,348,530	GTT Communications, Inc., Term Loan B, (3M USD LIBOR + 2.75%), 3.00%, due 5/31/2025	1,066,917
	Intelsat Jackson Holdings S.A.
641,383	Term Loan DIP, (3M USD LIBOR + 5.50%), 6.50%, due 7/13/2022	651,408
1,337,500	Term Loan B3, (1M USD LIBOR + 4.75%), 8.00%, due 11/27/2023	1,352,052
2,182,142	Iridium Satellite LLC, Term Loan B, (1M USD LIBOR + 2.75%), 3.75%, due 11/4/2026	2,188,972
940,146	MTN Infrastructure TopCo Inc., First Lien Term Loan B, (1M USD LIBOR + 3.00%), 4.00%, due 11/15/2024	938,971
881,882	Zayo Group Holdings, Inc., Term Loan, (1M USD LIBOR + 3.00%), 3.12%, due 3/9/2027	875,894
		9,583,459
Utilities 0.4%
1,910,108	Blackstone CQP Holdco LP, Term Loan B, (3M USD LIBOR + 3.50%), 3.74%, due 9/30/2024	1,908,408
1,083,152	Eastern Power, LLC, Term Loan B, (3M USD LIBOR + 3.75%), 4.75%, due 10/2/2025	1,031,086
991,181	Edgewater Generation, L.L.C., Term Loan, (1M USD LIBOR + 3.75%), 3.87%, due 12/13/2025	986,473
4,310,669	Granite Generation LLC, Term Loan B, (1M USD LIBOR + 3.75%, 3M USD LIBOR + 3.75%), 4.75%, due 11/9/2026	4,304,203	(d)
725,367	Kestrel Acquisition, LLC, Term Loan B, (6M USD LIBOR + 4.25%), 5.25%, due 6/2/2025	652,830
768,494	Nautilus Power, LLC, Term Loan B, (1M USD LIBOR + 4.25%), 5.25%, due 5/16/2024	762,092
667,900	Talen Energy Supply, LLC, Term Loan B, (1M USD LIBOR + 3.75%), 3.87%, due 7/8/2026	664,280
		10,309,372

	Total Loan Assignments (Cost $207,856,874)	208,636,668

U.S. Treasury Obligations 6.4%
19,393,600	U.S. Treasury Bills 0.10%, due 5/20/2021	19,389,308	(i)(j)
	U.S. Treasury Inflation-Indexed Bonds(k)
56,293,615	0.63%, due 1/15/2026	63,305,396
4,016,639	0.13%, due 1/15/2030 – 7/15/2030	4,505,416
53,538,457	1.00%, due 2/15/2046 – 2/15/2048	72,864,819
24,060,232	0.25%, due 2/15/2050	28,001,974

	Total U.S. Treasury Obligations (Cost $171,165,673)	188,066,913

U.S. Government Agency Securities 0.1%
2,030,000	Federal National Mortgage Association, 5.63%, due 7/15/2037 (Cost $2,835,428)	3,170,907

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE

Mortgage-Backed Securities 31.6%
Collateralized Mortgage Obligations 7.3%
	Fannie Mae Connecticut Avenue Securities
$14,909,728	Ser. 2017-C02, Class 2M2, (1M USD LIBOR + 3.65%), 3.78%, due 9/25/2029	$15,335,592	(b)(l)
19,344,020	Ser. 2017-C03, Class 1M2, (1M USD LIBOR + 3.00%), 3.13%, due 10/25/2029	19,725,349	(b)
5,679,235	Ser. 2017-C04, Class 2M2, (1M USD LIBOR + 2.85%), 2.98%, due 11/25/2029	5,771,830	(b)
999,618	Ser. 2017-C05, Class 1M2, (1M USD LIBOR + 2.20%), 2.33%, due 1/25/2030	1,005,496	(b)
13,500,430	Ser. 2017-C06, Class 1M2, (1M USD LIBOR + 2.65%), 2.78%, due 2/25/2030	13,638,281	(b)
6,666,329	Ser. 2017-C06, Class 2M2, (1M USD LIBOR + 2.80%), 2.93%, due 2/25/2030	6,754,056	(b)
1,874,512	Ser. 2017-C07, Class 1M2, (1M USD LIBOR + 2.40%), 2.53%, due 5/25/2030	1,885,539	(b)
10,761,819	Ser. 2017-C07, Class 2M2, (1M USD LIBOR + 2.50%), 2.63%, due 5/25/2030	10,829,687	(b)(l)
9,326,385	Ser. 2018-C01, Class 1M2, (1M USD LIBOR + 2.25%), 2.38%, due 7/25/2030	9,373,964	(b)
3,307,572	Ser. 2018-C02, Class 2M2, (1M USD LIBOR + 2.20%), 2.33%, due 8/25/2030	3,317,897	(b)
511,761	Ser. 2018-C04, Class 2M2, (1M USD LIBOR + 2.55%), 2.68%, due 12/25/2030	515,601	(b)
3,292,595	Ser. 2018-C05, Class 1M2, (1M USD LIBOR + 2.35%), 2.48%, due 1/25/2031	3,310,658	(b)
11,728,672	Fannie Mae Interest Strip, Ser. 413, Class C26, 4.00%, due 10/25/2041	1,687,353	(m)
	Fannie Mae Real Estate Mortgage Investment Conduits
5,752,713	Ser. 2012-96, Class PS, (6.70% - 1M USD LIBOR), 6.57%, due 7/25/2041	423,980	(b)(m)
9,800,699	Ser. 2019-49, Class DS, (6.15% - 1M USD LIBOR), 6.02%, due 6/25/2043	2,205,004	(b)(m)
14,012,306	Ser. 2018-18, Class ST, (6.10% - 1M USD LIBOR), 5.97%, due 12/25/2044	2,879,739	(b)(m)
6,765,855	Ser. 2016-8, Class SB, (6.10% - 1M USD LIBOR), 5.97%, due 3/25/2046	1,438,548	(b)(m)
6,435,946	Ser. 2016-31, Class HS, (6.00% - 1M USD LIBOR), 5.85%, due 6/25/2046	1,219,943	(b)(m)
7,146,972	Ser. 2016-67, Class KS, (6.00% - 1M USD LIBOR), 5.87%, due 9/25/2046	1,565,466	(b)(m)
10,360,796	Ser. 2016-62, Class SA, (6.00% - 1M USD LIBOR), 5.87%, due 9/25/2046	2,393,479	(b)(m)
14,070,275	Ser. 2019-33, Class SN, (6.10% - 1M USD LIBOR), 5.97%, due 7/25/2049	2,499,278	(b)(m)
	Freddie Mac Real Estate Mortgage Investment Conduits
8,523,125	Ser. 4117, Class IO, 4.00%, due 10/15/2042	1,340,453	(m)
10,259,916	Ser. 4150, Class SP, (6.15% - 1M USD LIBOR), 6.02%, due 1/15/2043	2,168,564	(b)(m)
5,474,840	Ser. 4456, Class SA, (6.15% - 1M USD LIBOR), 6.02%, due 3/15/2045	1,128,592	(b)(m)
6,209,992	Ser. 4627, Class SA, (6.00% - 1M USD LIBOR), 5.87%, due 10/15/2046	1,176,327	(b)(m)
8,178,878	Ser. 4994, Class LI, 4.00%, due 12/25/2048	1,483,804	(m)
8,187,795	Ser. 4953, Class BI, 4.50%, due 2/25/2050	1,351,107	(m)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE

	Freddie Mac Structured Agency Credit Risk Debt Notes
$18,967,832	Ser. 2017-DNA1, Class M2, (1M USD LIBOR + 3.25%), 3.38%, due 7/25/2029	$19,556,575	(b)
19,826,000	Ser. 2017-DNA2, Class M2, (1M USD LIBOR + 3.45%), 3.58%, due 10/25/2029	20,465,654	(b)
9,420,821	Ser. 2017-HQA2, Class M2, (1M USD LIBOR + 2.65%), 2.78%, due 12/25/2029	9,525,685	(b)(l)
16,454,000	Ser. 2017-DNA3, Class M2, (1M USD LIBOR + 2.50%), 2.63%, due 3/25/2030	16,747,682	(b)
2,364,188	Ser. 2017-HQA3, Class M2, (1M USD LIBOR + 2.35%), 2.48%, due 4/25/2030	2,397,078	(b)
5,542,997	Ser. 2018-DNA1, Class M2, (1M USD LIBOR + 1.80%), 1.93%, due 7/25/2030	5,525,971	(b)
12,337,404	Ser. 2018-HQA1, Class M2, (1M USD LIBOR + 2.30%), 2.43%, due 9/25/2030	12,376,668	(b)
	Government National Mortgage Association
3,134,639	Ser. 2013-186, Class SA, (6.10% - 1M USD LIBOR), 5.97%, due 12/16/2043	545,687	(b)(m)
9,373,539	Ser. 2015-187, Class AI, 4.50%, due 12/20/2045	1,390,216	(m)
13,292,453	Ser. 2017-112, Class KS, (6.20% - 1M USD LIBOR), 6.07%, due 7/20/2047	2,686,497	(b)(m)
319,353	JP Morgan Alternative Loan Trust, Ser. 2006-A5, Class 1A1, (1M USD LIBOR + 0.32%), 0.45%, due 10/25/2036	313,376	(b)
	OBX Trust
3,523,956	Ser. 2019-EXP2, Class 2A1A, (1M USD LIBOR + 0.90%), 1.03%, due 6/25/2059	3,528,943	(b)(n)
3,356,722	Ser. 2019-EXP3, Class 2A1A, (1M USD LIBOR + 0.90%), 1.03%, due 10/25/2059	3,361,292	(b)(n)
		214,846,911
Commercial Mortgage-Backed 2.0%
	BX Commercial Mortgage Trust
4,185,240	Ser. 2018-IND, Class A, (1M USD LIBOR + 0.75%), 0.88%, due 11/15/2035	4,190,494	(b)(n)
1,561,000	Ser. 2018-IND, Class B, (1M USD LIBOR + 0.90%), 1.03%, due 11/15/2035	1,562,959	(b)(n)
4,930,000	BXMT Ltd., Ser. 2020-FL2, Class A, (1M USD LIBOR + 0.90%), 1.03%, due 2/16/2037	4,932,655	(b)(n)
	Citigroup Commercial Mortgage Trust
1,000,000	Ser. 2012-GC8, Class B, 4.29%, due 9/10/2045	1,018,515	(n)
51,972,561	Ser. 2014-GC25, Class XA, 0.99%, due 10/10/2047	1,570,205	(m)(o)
28,909,890	Ser. 2015-GC27, Class XA, 1.34%, due 2/10/2048	1,273,495	(m)(o)
	Commercial Mortgage Trust
159,901	Ser. 2012-CR3, Class XA, 1.84%, due 10/15/2045	3,546	(m)(o)
6,200,000	Ser. 2012 -CR4, Class AM, 3.25%, due 10/15/2045	6,280,700
30,977,421	Ser. 2014-CR16, Class XA, 0.98%, due 4/10/2047	813,975	(m)(o)
28,137,038	Ser. 2014-CR17, Class XA, 0.97%, due 5/10/2047	702,967	(m)(o)
40,141,392	Ser. 2014-UBS3, Class XA, 1.07%, due 6/10/2047	1,202,588	(m)(o)
47,139,998	Ser. 2014-UBS6, Class XA, 0.89%, due 12/10/2047	1,263,965	(m)(o)
34,071,386	CSAIL Commercial Mortgage Trust, Ser. 2015-C2, Class XA, 0.75%, due 6/15/2057	891,491	(m)(o)
	Freddie Mac Multiclass Certificates
61,820,000	Ser. 2020-RR03, Class X1, 1.71%, due 7/27/2028	6,880,993	(m)
27,400,000	Ser. 2020-RR02, Class DX, 1.82%, due 9/27/2028	3,295,686	(m)(o)
65,436,000	Ser. 2020-RR04, Class X, 2.13%, due 2/27/2029	9,114,967	(m)(o)
18,835,000	Ser. 2020-RR02, Class CX, 1.27%, due 3/27/2029	1,683,924	(m)(o)
	Freddie Mac Multifamily Structured Pass Through Certificates
70,984,000	Ser. K083, Class XAM, 0.05%, due 10/25/2028	503,589	(m)(o)
77,922,000	Ser. K085, Class XAM, 0.06%, due 10/25/2028	606,872	(m)(o)

See Notes to Schedule of Investments

	PRINCIPAL AMOUNT(a)		VALUE

		GS Mortgage Securities Trust
	$4,050,000	Ser. 2019-BOCA, Class A, (1M USD LIBOR + 1.20%), 1.33%, due 6/15/2038	$4,053,924	(b)(n)
	223,364	Ser. 2011-GC5, Class XA, 1.30%, due 8/10/2044	294	(m)(n)(o)
	58,511,857	Ser. 2014-GC18, Class XA, 1.00%, due 1/10/2047	1,437,607	(m)(o)
	44,354,803	Ser. 2015-GC30, Class XA, 0.75%, due 5/10/2050	1,198,742	(m)(o)
	471,480	Morgan Stanley Capital I Trust, Ser. 2011-C3, Class XA, 0.61%, due 7/15/2049	498	(m)(n)(o)
		WF-RBS Commercial Mortgage Trust
	204,311	Ser. 2012-C6, Class XA, 2.05%, due 4/15/2045	1,778	(m)(n)(o)
	102,868,000	Ser. 2013-C14, Class XB, 0.13%, due 6/15/2046	488,068	(m)(o)
	33,494,036	Ser. 2014-C21, Class XA, 1.03%, due 8/15/2047	948,055	(m)(o)
	55,376,052	Ser. 2014-C25, Class XA, 0.81%, due 11/15/2047	1,388,870	(m)(o)
	16,463,950	Ser. 2014-C22, Class XA, 0.80%, due 9/15/2057	376,150	(m)(o)
			57,687,572
Fannie Mae 0.0%(c)
	334	Pass-Through Certificates, 7.50%, due 12/1/2032	389

Ginnie Mae 6.6%
		Pass-Through Certificates
	544	7.00%, due 8/15/2032	663
	48,410,000	2.00%, TBA, 30 Year Maturity	50,278,323	(p)
	135,875,000	2.50%, TBA, 30 Year Maturity	142,981,900	(p)
			193,260,886
Uniform Mortgage-Backed Securities 15.7%
		Pass-Through Certificates
	42,225,000	2.00%, TBA, 15 Year Maturity	44,116,878	(p)
	128,860,000	2.00%, TBA, 30 Year Maturity	133,068,084	(p)
	254,780,000	2.50%, TBA, 30 Year Maturity	268,464,473	(p)
	14,575,000	3.00%, TBA, 30 Year Maturity	15,329,940	(p)
			460,979,375

		Total Mortgage-Backed Securities (Cost $949,313,473)	926,775,133

Corporate Bonds 48.9%
Advertising 0.3%
	1,625,000	Cars.com, Inc., 6.38%, due 11/1/2028	1,718,437	(n)
	2,045,000	Nielsen Co. Luxembourg S.a.r.l., 5.00%, due 2/1/2025	2,096,125	(n)(q)
		Nielsen Finance LLC/Nielsen Finance Co.
	102,000	5.00%, due 4/15/2022	102,000	(n)
	2,240,000	5.63%, due 10/1/2028	2,393,821	(n)
	2,630,000	5.88%, due 10/1/2030	2,921,733	(n)
			9,232,116
Aerospace & Defense 1.3%
	9,980,000	Boeing Co., 5.81%, due 5/1/2050	13,157,466	(l)
	150,000	Embraer Overseas Ltd., 5.70%, due 9/16/2023	159,564	(r)
GBP	1,500,000	Rolls-Royce PLC, 5.75%, due 10/15/2027	2,225,799	(r)
	$3,205,000	Science Applications Int’l Corp., 4.88%, due 4/1/2028	3,373,263	(n)
	4,440,000	Spirit AeroSystems, Inc., 7.50%, due 4/15/2025	4,762,832	(n)
		TransDigm, Inc.
	3,850,000	6.25%, due 3/15/2026	4,072,145	(n)
	1,935,000	6.38%, due 6/15/2026	1,997,888
	4,765,000	7.50%, due 3/15/2027	5,098,550
	2,515,000	5.50%, due 11/15/2027	2,580,893
	1,080,000	4.63%, due 1/15/2029	1,072,580	(n)
			38,500,980

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE

Agriculture 0.5%
	BAT Capital Corp.
$545,000	(3M USD LIBOR + 0.88%), 1.10%, due 8/15/2022	$549,374	(b)
5,115,000	4.91%, due 4/2/2030	6,052,406
9,060,000	3.73%, due 9/25/2040	9,261,344	(l)
		15,863,124
Air Transportation 0.6%
575,000	American Airlines Group, Inc., 3.75%, due 3/1/2025	440,594	(n)(q)
3,775,000	Delta Air Lines, Inc., 7.38%, due 1/15/2026	4,336,821
3,700,000	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, due 10/20/2028	4,100,113	(n)
6,980,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, due 6/20/2027	7,634,375	(n)
500,000	United Airlines Holdings, Inc., 4.25%, due 10/1/2022	500,000
290,000	United Airlines Pass Through Trust, Ser. 2020-1, Class B, 4.88%, due 1/15/2026	295,800	(s)
		17,307,703
Airlines 0.1%
3,132,398	United Airlines Pass Through Trust, Ser. 2020-1, Class A, 5.88%, due 10/15/2027	3,498,618
650,000	Unity 1 Sukuk Ltd., 3.86%, due 11/30/2021	664,647	(r)
		4,163,265
Auto Loans 0.4%
	Ford Motor Credit Co. LLC
435,000	3.66%, due 9/8/2024	446,136
420,000	4.69%, due 6/9/2025	447,300
1,920,000	5.13%, due 6/16/2025	2,085,120
5,480,000	4.39%, due 1/8/2026	5,829,350
1,510,000	5.11%, due 5/3/2029	1,661,963
		10,469,869
Auto Manufacturers 0.7%
750,000	BMW U.S. Capital LLC, (3M USD LIBOR + 0.50%), 0.71%, due 8/13/2021	751,757	(b)(n)
	Daimler Finance N.A. LLC
500,000	(3M USD LIBOR + 0.43%), 0.64%, due 2/12/2021	500,059	(b)(n)
500,000	(3M USD LIBOR + 0.90%), 1.12%, due 2/15/2022	503,740	(b)(n)
9,685,000	General Motors Co., 6.13%, due 10/1/2025	11,666,186	(l)
4,075,000	General Motors Financial Co., Inc., 5.10%, due 1/17/2024	4,552,635
1,135,000	Toyota Motor Credit Corp., (3M USD LIBOR + 0.15%), 0.37%, due 2/14/2022	1,136,277	(b)
		19,110,654
Auto Parts & Equipment 0.4%
1,570,000	American Axle & Manufacturing, Inc., 6.88%, due 7/1/2028	1,650,306	(q)
2,100,000	Clarios Global L.P./Clarios U.S. Finance Co., 8.50%, due 5/15/2027	2,223,900	(n)
1,385,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	1,471,563	(n)
2,760,000	Goodyear Tire & Rubber Co., 9.50%, due 5/31/2025	3,091,200
790,000	Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 6.25%, due 5/15/2026	840,694	(n)
1,480,000	Tenneco, Inc., 7.88%, due 1/15/2029	1,665,007	(n)
		10,942,670
Automakers 0.2%
	Ford Motor Co.
1,415,000	9.63%, due 4/22/2030	2,005,322
365,000	7.45%, due 7/16/2031	466,287
1,055,000	4.75%, due 1/15/2043	1,064,816
1,060,000	5.29%, due 12/8/2046	1,116,636
560,000	Jaguar Land Rover Automotive PLC, 5.88%, due 1/15/2028	570,262	(n)
		5,223,323

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE

Banks 4.8%
$500,000	ABN AMRO Bank NV, (3M USD LIBOR + 0.57%), 0.80%, due 8/27/2021	$501,445	(b)(n)
1,600,000	Banco Bilbao Vizcaya Argentaria SA, Ser. 9, 6.50%, due 3/5/2025	1,692,000	(t)(u)
200,000	Banco Bradesco SA, 3.20%, due 1/27/2025	207,810	(n)
200,000	Banco Davivienda SA, 5.88%, due 7/9/2022	211,252	(r)
	Banco de Bogota SA
1,310,000	6.25%, due 5/12/2026	1,483,575	(n)
200,000	6.25%, due 5/12/2026	226,500	(r)
90,000	Banco de Credito del Peru, 2.70%, due 1/11/2025	93,915	(n)
	Banco do Brasil SA
200,000	3.88%, due 10/10/2022	208,150
1,090,000	9.00%, due 6/18/2024	1,218,985	(n)(t)(u)
200,000	Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, due 6/6/2024	214,400	(r)
150,000	Banco Int’l del Peru SAA Interbank, 3.38%, due 1/18/2023	155,700	(r)
150,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, due 4/17/2025	171,668	(n)
2,600,000	Banco Santander SA, 7.50%, due 2/8/2024	2,849,366	(r)(t)(u)
211,000	Banco Votorantim SA, 4.50%, due 9/24/2024	223,894	(n)
200,000	Bancolombia SA, 3.00%, due 1/29/2025	206,002
1,080,000	Bangkok Bank PCL, 3.73%, due 9/25/2034	1,133,650	(n)(t)
	Bank of America Corp.
1,365,000	(3M USD LIBOR + 1.00%), 1.22%, due 4/24/2023	1,379,148	(b)
1,296,000	Ser. JJ, 5.13%, due 6/20/2024	1,367,280	(t)(u)
1,528,000	Ser. X, 6.25%, due 9/5/2024	1,691,163	(t)(u)
4,270,000	3.97%, due 3/5/2029	4,915,430	(t)
	Bank of New York Mellon Corp.
240,000	Ser. G, 4.70%, due 9/20/2025	262,802	(t)(u)
1,233,000	Ser. F, 4.63%, due 9/20/2026	1,303,898	(t)(u)
2,865,000	Barclays PLC, 6.13%, due 12/15/2025	3,101,363	(t)(u)
200,000	BBVA Bancomer SA, 6.75%, due 9/30/2022	216,250	(q)(r)
	BNP Paribas SA
1,237,000	6.63%, due 3/25/2024	1,339,424	(n)(t)(u)
1,120,000	7.38%, due 8/19/2025	1,293,866	(n)(t)(u)
1,285,000	4.50%, due 2/25/2030	1,273,756	(n)(t)(u)
	Citigroup, Inc.
1,128,000	(3M USD LIBOR + 0.69%), 0.90%, due 10/27/2022	1,136,283	(b)
1,100,000	Ser. B, 5.90%, due 2/15/2023	1,147,058	(t)(u)
180,000	(3M USD LIBOR + 0.95%), 1.17%, due 7/24/2023	181,723	(b)
1,320,000	Ser. U, 5.00%, due 9/12/2024	1,368,675	(t)(u)
865,000	Ser. V, 4.70%, due 1/30/2025	884,463	(t)(u)
2,000,000	Ser. W, 4.00%, due 12/10/2025	2,027,500	(t)(u)
4,025,000	2.98%, due 11/5/2030	4,347,524	(t)
	Citizens Financial Group, Inc.
2,400,000	Ser. B, 6.00%, due 7/6/2023	2,484,000	(t)(u)
1,203,000	Ser. C, 6.38%, due 4/6/2024	1,263,150	(t)(u)
890,000	Comerica, Inc., 5.63%, due 7/1/2025	979,000	(t)(u)
1,400,000	Commerzbank AG, 7.00%, due 4/9/2025	1,489,228	(r)(t)(u)
206,000	Credit Bank of Moscow Via CBOM Finance PLC, 4.70%, due 1/29/2025	211,317	(n)
1,040,000	Credit Suisse AG, (SOFR + 0.45%), 0.53%, due 2/4/2022	1,043,436	(b)
	Credit Suisse Group AG
1,003,000	6.38%, due 8/21/2026	1,117,091	(n)(t)(u)
3,180,000	5.25%, due 2/11/2027	3,362,691	(n)(t)(u)
870,000	5.10%, due 1/24/2030	889,836	(n)(t)(u)
200,000	Development Bank of Mongolia LLC, 7.25%, due 10/23/2023	216,696	(r)
	DIB Sukuk Ltd.
200,000	3.60%, due 3/30/2021	200,750	(r)
200,000	3.63%, due 2/6/2023	209,039	(r)
200,000	2.95%, due 1/16/2026	209,185	(r)
200,000	Emirates Development Bank PJSC, 3.52%, due 3/6/2024	214,067	(r)
1,115,000	Emirates NBD Bank PJSC, 6.13%, due 3/20/2025	1,193,050	(r)(t)(u)

See Notes to Schedule of Investments

	PRINCIPAL AMOUNT(a)		VALUE

		Fifth Third Bancorp
	$1,793,000	Ser. H, 5.10%, due 6/30/2023	$1,824,378	(t)(u)
	450,000	Ser. L, 4.50%, due 9/30/2025	477,000	(t)(u)
		Goldman Sachs Group, Inc.
	1,340,000	(3M USD LIBOR + 1.60%), 1.82%, due 11/29/2023	1,388,169	(b)
	509,000	Ser. Q, 5.50%, due 8/10/2024	559,243	(t)(u)
	736,000	Ser. R, 4.95%, due 2/10/2025	778,776	(t)(u)
	976,000	Ser. O, 5.30%, due 11/10/2026	1,081,681	(q)(t)(u)
		Grupo Aval Ltd.
	200,000	4.75%, due 9/26/2022	209,300	(r)
	1,105,000	4.38%, due 2/4/2030	1,141,465	(n)
	289,000	Gulf Int’l Bank BSC, 3.50%, due 3/25/2022	296,253	(r)
	10,535,000	HSBC Holdings PLC, 6.00%, due 5/22/2027	11,413,830	(l)(t)(u)
EUR	103,000	Hungarian Development Bank, 1.38%, due 6/24/2025	129,654	(r)
		Huntington Bancshares, Inc.
	$1,643,000	Ser. E, 5.70%, due 4/15/2023	1,667,645	(t)(u)
	480,000	Ser. F, 5.63%, due 7/15/2030	564,245	(t)(u)
		ING Groep NV
	803,000	6.50%, due 4/16/2025	881,373	(t)(u)
	2,895,000	5.75%, due 11/16/2026	3,137,456	(t)(u)
	200,000	Itau Unibanco Holding SA, 2.90%, due 1/24/2023	204,412	(n)
		JPMorgan Chase & Co.
	861,000	Ser. CC, 4.63%, due 11/1/2022	846,452	(t)(u)
	1,385,000	(3M USD LIBOR + 0.90%), 1.12%, due 4/25/2023	1,398,343	(b)
	1,426,000	Ser. FF, 5.00%, due 8/1/2024	1,504,155	(t)(u)
	792,000	Ser. HH, 4.60%, due 2/1/2025	814,968	(t)(u)
	2,650,000	2.96%, due 5/13/2031	2,833,346	(t)
	291,000	Korea Development Bank, (3M USD LIBOR + 0.48%), 0.71%, due 10/1/2022	291,996	(b)
		Lloyds Banking Group PLC
	1,345,000	7.50%, due 6/27/2024	1,495,640	(t)(u)
	2,070,000	7.50%, due 9/27/2025	2,360,732	(t)(u)
	665,000	M&T Bank Corp., Ser. G, 5.00%, due 8/1/2024	701,575	(t)(u)
	200,000	Mashreqbank PSC, 4.25%, due 2/26/2024	214,821	(r)
		Morgan Stanley
	4,915,000	Ser. H, (3M USD LIBOR + 3.61%), 3.85%, due 4/15/2021	4,908,856	(b)(u)
	1,310,000	(SOFR + 0.70%), 0.74%, due 1/20/2023	1,315,306	(b)
		Natwest Group PLC
	2,000,000	6.00%, due 12/29/2025	2,202,500	(t)(u)
	10,880,000	3.03%, due 11/28/2035	10,929,504	(l)(t)
	200,000	Philippine National Bank, 3.28%, due 9/27/2024	211,604	(r)
	200,000	QIB Sukuk Ltd., 3.25%, due 5/23/2022	204,919	(r)
	200,000	QNB Finance Ltd., (3M USD LIBOR + 1.35%), 1.57%, due 5/31/2021	200,080	(b)(r)
	445,000	Regions Financial Corp., Ser. D, 5.75%, due 6/15/2025	497,007	(t)(u)
	885,000	Royal Bank of Canada, (3M USD LIBOR + 0.36%), 0.58%, due 1/17/2023	888,569	(b)
	500,000	Santander UK PLC, (3M USD LIBOR + 0.62%), 0.85%, due 6/1/2021	500,949	(b)
	200,000	Shinhan Bank Co. Ltd., 3.88%, due 12/7/2026	204,559	(r)(t)
	3,400,000	Skandinaviska Enskilda Banken AB, 5.13%, due 5/13/2025	3,561,500	(r)(t)(u)
	680,000	Toronto-Dominion Bank, (SOFR + 0.48%), 0.52%, due 1/27/2023	683,815	(b)
		Truist Financial Corp.
	1,748,000	Ser. N, 4.80%, due 9/1/2024	1,823,881	(t)(u)
	1,003,000	Ser. L, 5.05%, due 12/15/2024	1,022,458	(t)(u)
	440,000	Ser. Q, 5.10%, due 3/1/2030	496,232	(t)(u)
	200,000	Turkiye Vakiflar Bankasi TAO, 5.50%, due 10/27/2021	202,680	(r)
	1,015,000	U.S. Bank N.A., (3M USD LIBOR + 0.40%), 0.63%, due 12/9/2022	1,020,477	(b)
	3,551,000	UBS Group AG, 6.88%, due 8/7/2025	3,994,875	(r)(t)(u)
	589,000	UniCredit SpA, 8.00%, due 6/3/2024	633,666	(r)(t)(u)
	200,000	United Bank for Africa PLC, 7.75%, due 6/8/2022	207,516	(r)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE

	Wells Fargo & Co.
$1,300,000	(3M USD LIBOR + 1.11%), 1.33%, due 1/24/2023	$1,311,595	(b)
1,257,000	Ser. S, 5.90%, due 6/15/2024	1,326,611	(t)(u)
1,480,000	3.90%, due 3/15/2026	1,480,000	(t)(u)
6,410,000	2.57%, due 2/11/2031	6,710,921	(t)
	Westpac Banking Corp.
500,000	(3M USD LIBOR + 0.85%), 1.08%, due 8/19/2021	502,241	(b)
440,000	(3M USD LIBOR + 0.39%), 0.61%, due 1/13/2023	442,301	(b)
		140,819,984
Beverages 0.5%
	Anheuser-Busch InBev Worldwide, Inc.
6,175,000	4.60%, due 4/15/2048	7,498,816
5,420,000	4.75%, due 4/15/2058	6,742,547
		14,241,363
Biotechnology 0.0%(c)
105,000	Gilead Sciences, Inc., (3M USD LIBOR + 0.52%), 0.77%, due 9/29/2023	105,265	(b)

Brokerage 0.1%
	LPL Holdings, Inc.
2,460,000	5.75%, due 9/15/2025	2,541,918	(n)
600,000	4.63%, due 11/15/2027	626,250	(n)
		3,168,168
Building & Construction 0.5%
	Shea Homes L.P./Shea Homes Funding Corp.
515,000	4.75%, due 2/15/2028	527,875	(n)
625,000	4.75%, due 4/1/2029	643,750	(n)
	Taylor Morrison Communities, Inc.
1,410,000	5.88%, due 6/15/2027	1,592,905	(n)
2,940,000	5.75%, due 1/15/2028	3,314,850	(n)
2,800,000	5.13%, due 8/1/2030	3,070,270	(n)
	TRI Pointe Group, Inc.
1,235,000	5.25%, due 6/1/2027	1,341,210
4,175,000	5.70%, due 6/15/2028	4,686,438
		15,177,298
Building Materials 0.7%
	Cemex SAB de CV
1,080,000	7.38%, due 6/5/2027	1,218,780	(n)
525,000	5.20%, due 9/17/2030	570,938	(n)
2,250,000	Cornerstone Building Brands, Inc., 6.13%, due 1/15/2029	2,351,250	(n)
	Jeld-Wen, Inc.
1,660,000	4.63%, due 12/15/2025	1,693,200	(n)
2,320,000	4.88%, due 12/15/2027	2,436,000	(n)
	Masonite Int’l Corp.
2,610,000	5.75%, due 9/15/2026	2,724,187	(n)
1,500,000	5.38%, due 2/1/2028	1,605,915	(n)
2,237,000	Ply Gem Midco LLC, 8.00%, due 4/15/2026	2,337,665	(n)
	Standard Industries, Inc.
470,000	5.00%, due 2/15/2027	489,388	(n)
1,210,000	4.75%, due 1/15/2028	1,275,400	(n)
4,060,000	4.38%, due 7/15/2030	4,308,675	(n)
200,000	Votorantim Cimentos Int’l SA, 7.25%, due 4/5/2041	271,502	(r)
		21,282,900

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE

Cable & Satellite Television 1.3%
	CCO Holdings LLC/CCO Holdings Capital Corp.
$3,210,000	5.00%, due 2/1/2028	$3,372,105	(n)
2,135,000	4.75%, due 3/1/2030	2,271,042	(n)
4,405,000	4.50%, due 8/15/2030	4,638,994	(n)
1,205,000	4.25%, due 2/1/2031	1,234,763	(n)
	CSC Holdings LLC
1,095,000	5.50%, due 5/15/2026	1,135,745	(n)
1,255,000	6.50%, due 2/1/2029	1,396,570	(n)
7,670,000	5.75%, due 1/15/2030	8,233,323	(l)(n)
270,000	4.13%, due 12/1/2030	276,048	(n)
1,835,000	4.63%, due 12/1/2030	1,871,700	(n)
4,935,000	DISH DBS Corp., 7.38%, due 7/1/2028	5,138,569
	Radiate Holdco LLC/Radiate Finance, Inc.
810,000	4.50%, due 9/15/2026	824,475	(n)
2,015,000	6.50%, due 9/15/2028	2,120,787	(n)
660,000	Virgin Media Finance PLC, 5.00%, due 7/15/2030	679,490	(n)
2,225,000	Virgin Media Secured Finance PLC, 5.50%, due 8/15/2026	2,322,344	(n)
2,415,000	Virgin Media Vendor Financing Notes IV DAC, 5.00%, due 7/15/2028	2,523,675	(n)
		38,039,630
Chemicals 0.7%
	CF Industries, Inc.
345,000	4.95%, due 6/1/2043	411,413
40,000	5.38%, due 3/15/2044	50,600
1,320,000	Element Solutions, Inc., 3.88%, due 9/1/2028	1,329,009	(n)
3,290,000	H.B. Fuller Co., 4.25%, due 10/15/2028	3,364,025
410,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, due 7/1/2028	457,027	(n)
1,490,000	Ingevity Corp., 3.88%, due 11/1/2028	1,493,889	(n)
200,000	MEGlobal Canada ULC, 5.00%, due 5/18/2025	223,100	(n)
311,000	Mexichem SAB de CV, 4.88%, due 9/19/2022	329,038	(r)
1,605,000	Nouryon Holding BV, 8.00%, due 10/1/2026	1,704,028	(n)(q)
	NOVA Chemicals Corp.
1,190,000	4.88%, due 6/1/2024	1,219,750	(n)
3,925,000	5.25%, due 6/1/2027	4,053,661	(n)
1,100,000	Olin Corp., 5.63%, due 8/1/2029	1,177,000
200,000	Sasol Financing Int’l Ltd., 4.50%, due 11/14/2022	203,484
1,070,000	Sasol Financing USA LLC, 5.88%, due 3/27/2024	1,126,175
2,490,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.38%, due 9/1/2025	2,552,250	(n)
1,170,000	Tronox, Inc., 6.50%, due 4/15/2026	1,206,563	(n)(q)
200,000	Unigel Luxembourg SA, 8.75%, due 10/1/2026	212,154	(n)
		21,113,166
Commercial Services 0.2%
200,000	DP World Crescent Ltd., 3.91%, due 5/31/2023	211,025	(r)
2,055,000	Georgetown University, Ser. 20A, 2.94%, due 4/1/2050	2,054,995
1,220,000	Ritchie Bros Auctioneers, Inc., 5.38%, due 1/15/2025	1,255,075	(n)
1,115,000	United Rentals N.A., Inc., 5.25%, due 1/15/2030	1,234,305
		4,755,400
Computers 0.0%(c)
970,000	IBM Corp., (3M USD LIBOR + 0.40%), 0.62%, due 5/13/2021	971,163	(b)

Consumer - Commercial Lease Financing 0.4%
592,000	AerCap Global Aviation Trust, 6.50%, due 6/15/2045	615,680	(n)(t)
7,174,856	Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, due 9/15/2024	6,421,496	(n)(v)
	Springleaf Finance Corp.
1,345,000	6.13%, due 3/15/2024	1,469,843
400,000	8.88%, due 6/1/2025	447,240
2,145,000	7.13%, due 3/15/2026	2,509,650
		11,463,909

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE

Distribution - Wholesale 0.0%(c)
$840,000	Performance Food Group, Inc., 5.50%, due 6/1/2024	$845,292	(n)

Diversified Capital Goods 0.1%
2,485,000	Resideo Funding, Inc., 6.13%, due 11/1/2026	2,640,312	(n)

Diversified Financial Services 1.6%
10,915,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, due 10/1/2025	12,010,617	(l)
9,545,000	Air Lease Corp., 2.30%, due 2/1/2025	9,851,814	(l)
	American Express Co.
410,000	(3M USD LIBOR + 0.53%), 0.75%, due 5/17/2021	410,426	(b)
876,000	(3M USD LIBOR + 0.65%), 0.88%, due 2/27/2023	884,664	(b)
	Banco BTG Pactual SA
200,000	4.50%, due 1/10/2025	210,610	(n)
256,000	2.75%, due 1/11/2026	249,536	(n)
	Capital One Financial Corp.
1,045,000	Ser. E, (3M USD LIBOR + 3.80%), 4.03%, due 3/1/2021	1,029,714	(b)(u)
280,000	(3M USD LIBOR + 0.95%), 1.18%, due 3/9/2022	281,980	(b)
750,000	Charles Schwab Corp., Ser. G, 5.38%, due 6/1/2025	831,270	(t)(u)
2,081,000	Discover Financial Services, Ser. C, 5.50%, due 10/30/2027	2,211,063	(t)(u)
200,000	Haitong Int’l Securities Group Ltd., 3.13%, due 5/18/2025	209,522	(r)
200,000	ICBCIL Finance Co. Ltd., 2.50%, due 9/29/2021	201,670	(r)
1,120,000	Intercontinental Exchange, Inc., (3M USD LIBOR + 0.65%), 0.87%, due 6/15/2023	1,123,181	(b)
16,620,000	Synchrony Financial, 2.85%, due 7/25/2022	17,152,372	(l)
		46,658,439
Electric 1.3%
1,500,000	1MDB Energy Ltd., 5.99%, due 5/11/2022	1,567,574	(r)
1,095,000	Adani Electricity Mumbai Ltd., 3.95%, due 2/12/2030	1,149,820	(n)
234,000	China Huadian Overseas Development 2018 Ltd., 3.38%, due 6/23/2025	238,750	(r)(t)(u)
6,300,000	CMS Energy Corp., 3.75%, due 12/1/2050	6,449,625	(t)
675,000	Dominion Energy, Inc., Ser. B, 4.65%, due 12/15/2024	710,438	(t)(u)
325,000	Duke Energy Florida LLC, Ser. A, (3M USD LIBOR + 0.25%), 0.48%, due 11/26/2021	325,497	(b)
700,000	Florida Power & Light Co., (3M USD LIBOR + 0.38%), 0.60%, due 7/28/2023	700,029	(b)
178,000	Genneia SA, 8.75%, due 1/20/2022	157,975	(r)
	NRG Energy, Inc.
580,000	7.25%, due 5/15/2026	608,124
605,000	5.25%, due 6/15/2029	665,500	(n)
	Pacific Gas & Electric Co.
4,240,000	3.30%, due 8/1/2040	4,169,917
8,460,000	4.30%, due 3/15/2045	8,869,528
300,000	Pampa Energia SA, 7.38%, due 7/21/2023	267,003	(r)
225,000	Southern California Edison Co., Ser. D, (3M USD LIBOR + 0.27%), 0.50%, due 12/3/2021	225,173	(b)
11,305,000	Southern Co., Ser. B, 4.00%, due 1/15/2051	11,954,675	(l)(t)
		38,059,628
Electric - Generation 0.6%
	Calpine Corp.
9,050,000	4.50%, due 2/15/2028	9,296,160	(l)(n)
990,000	5.13%, due 3/15/2028	1,024,650	(n)
1,960,000	4.63%, due 2/1/2029	1,979,600	(n)
2,731,000	5.00%, due 2/1/2031	2,806,102	(n)
1,365,000	NRG Energy, Inc., 3.63%, due 2/15/2031	1,419,600	(n)
		16,526,112

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE

Electric - Integrated 0.2%
	FirstEnergy Corp.
$250,000	Ser. C, 7.38%, due 11/15/2031	$350,487
2,510,000	Ser. C, 5.35%, due 7/15/2047	3,035,293
	Talen Energy Supply LLC
845,000	10.50%, due 1/15/2026	777,400	(n)
2,060,000	7.25%, due 5/15/2027	2,178,450	(n)
70,000	6.63%, due 1/15/2028	72,800	(n)
480,000	7.63%, due 6/1/2028	517,200	(n)
		6,931,630
Electronics 0.1%
2,885,000	Amkor Technology, Inc., 6.63%, due 9/15/2027	3,141,044	(n)
	Honeywell Int’l, Inc.
450,000	(3M USD LIBOR + 0.37%), 0.58%, due 8/8/2022	452,023	(b)
260,000	(3M USD LIBOR + 0.23%), 0.46%, due 8/19/2022	260,307	(b)
154,000	ON Semiconductor Corp., 3.88%, due 9/1/2028	159,582	(n)
		4,012,956
Energy - Alternate Sources 0.0%(c)
311,000	Azure Power Energy Ltd., 5.50%, due 11/3/2022	317,998	(r)
200,000	Contemporary Ruiding Development Ltd., 1.88%, due 9/17/2025	202,122	(r)
200,000	FS Luxembourg S.a.r.l., 10.00%, due 12/15/2025	213,324	(n)
200,000	Greenko Dutch BV, 4.88%, due 7/24/2022	200,850	(r)
		934,294
Energy - Exploration & Production 1.4%
	Antero Resources Corp.
380,000	8.38%, due 7/15/2026	400,981	(n)
500,000	7.63%, due 2/1/2029	511,095	(n)
	Apache Corp.
425,000	5.10%, due 9/1/2040	430,338
325,000	4.75%, due 4/15/2043	308,750
	Ascent Resources Utica Holdings LLC/ARU Finance Corp.
2,650,000	7.00%, due 11/1/2026	2,530,750	(n)
1,215,000	9.00%, due 11/1/2027	1,369,159	(n)
550,000	8.25%, due 12/31/2028	559,740	(n)
1,175,000	Comstock Escrow Corp., 9.75%, due 8/15/2026	1,249,906
1,005,000	Comstock Resources, Inc., 9.75%, due 8/15/2026	1,070,325
1,910,000	Double Eagle III Midco 1 LLC/Double Eagle Finance Corp., 7.75%, due 12/15/2025	1,976,850	(n)
1,915,000	EQT Corp., 5.00%, due 1/15/2029	2,082,562
	Hilcorp Energy I L.P./Hilcorp Finance Co.
1,135,000	6.25%, due 11/1/2028	1,197,425	(n)
851,000	5.75%, due 2/1/2029	865,314	(n)
938,000	6.00%, due 2/1/2031	952,070	(n)
2,635,000	Matador Resources Co., 5.88%, due 9/15/2026	2,516,425
	Occidental Petroleum Corp.
2,665,000	5.88%, due 9/1/2025	2,793,453
1,875,000	5.50%, due 12/1/2025	1,968,750
8,240,000	3.20%, due 8/15/2026	7,745,600
635,000	6.13%, due 1/1/2031	690,769
3,795,000	4.30%, due 8/15/2039	3,320,625
2,820,000	PDC Energy, Inc., 5.75%, due 5/15/2026	2,872,819
	Range Resources Corp.
970,000	4.88%, due 5/15/2025	949,322	(q)
1,205,000	9.25%, due 2/1/2026	1,313,197
1,375,000	8.25%, due 1/15/2029	1,443,750	(n)
		41,119,975

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)	VALUE

Engineering & Construction 0.1%
China Minmetals Corp.
$200,000	4.45%, due 5/13/2021	$201,250	(r)(t)(u)
410,000	3.75%, due 11/13/2022	418,201	(r)(t)(u)
1,050,000	IHS Netherlands Holdco BV, 8.00%, due 9/18/2027	1,124,813	(n)
1,744,264
Entertainment 0.1%
710,000	Cedar Fair L.P., 5.25%, due 7/15/2029	710,646
GBP	1,041,667	CPUK Finance Ltd., 4.25%, due 8/28/2022	1,424,007	(r)
2,134,653
Food 0.5%
$1,175,000	BRF SA, 4.88%, due 1/24/2030	1,248,073	(n)
EUR	300,000	Casino Guichard Perrachon SA, 4.50%, due 3/7/2024	353,150	(r)
$10,320,000	Grupo Bimbo SAB de CV, 4.70%, due 11/10/2047	12,372,578	(l)(n)
Minerva Luxembourg SA
200,000	6.50%, due 9/20/2026	210,500	(r)
1,380,000	6.50%, due 9/20/2026	1,452,450	(n)
15,636,751
Food - Wholesale 0.7%
Kraft Heinz Foods Co.
2,360,000	5.20%, due 7/15/2045	2,744,736
2,495,000	4.88%, due 10/1/2049	2,823,014
Performance Food Group, Inc.
280,000	6.88%, due 5/1/2025	301,084	(n)(q)
1,880,000	5.50%, due 10/15/2027	1,978,700	(n)
Post Holdings, Inc.
2,190,000	5.75%, due 3/1/2027	2,296,762	(n)
3,465,000	5.63%, due 1/15/2028	3,675,066	(n)
3,555,000	5.50%, due 12/15/2029	3,861,512	(n)
1,415,000	4.63%, due 4/15/2030	1,466,605	(n)
19,147,479
Food Service 0.1%
2,715,000	Aramark Services, Inc., 5.00%, due 4/1/2025	2,788,848	(n)

Gaming 1.0%
Boyd Gaming Corp.
990,000	6.38%, due 4/1/2026	1,026,491
1,865,000	6.00%, due 8/15/2026	1,928,205
Caesars Entertainment, Inc.
1,145,000	6.25%, due 7/1/2025	1,206,733	(n)
4,470,000	8.13%, due 7/1/2027	4,905,825	(n)
4,830,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, due 10/15/2025	4,806,357	(n)
1,220,000	Churchill Downs, Inc., 5.50%, due 4/1/2027	1,276,425	(n)
Scientific Games Int’l, Inc.
900,000	5.00%, due 10/15/2025	927,072	(n)
1,675,000	8.25%, due 3/15/2026	1,771,120	(n)
3,520,000	7.00%, due 5/15/2028	3,731,200	(n)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
3,860,000	5.50%, due 3/1/2025	3,976,842	(n)
4,900,000	5.25%, due 5/15/2027	4,971,565	(n)
30,527,835
Gas 0.0%(c)
1,000,000	Dominion Energy Gas Holdings LLC, Ser. A, (3M USD LIBOR + 0.60%), 0.82%, due 6/15/2021	1,001,960	(b)
265,000	Southern California Gas Co., (3M USD LIBOR + 0.35%), 0.57%, due 9/14/2023	265,059	(b)
1,267,019

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE

Gas Distribution 2.1%
	Antero Midstream Partners L.P./Antero Midstream Finance Corp.
$795,000	5.38%, due 9/15/2024	$793,013
2,305,000	7.88%, due 5/15/2026	2,466,638	(n)
1,085,000	5.75%, due 3/1/2027	1,082,084	(n)
180,000	5.75%, due 1/15/2028	180,000	(n)
750,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, due 12/15/2025	793,598	(n)
	Buckeye Partners L.P.
100,000	4.15%, due 7/1/2023	102,614
1,695,000	4.13%, due 3/1/2025	1,718,306	(n)
1,925,000	3.95%, due 12/1/2026	1,939,033
1,705,000	4.13%, due 12/1/2027	1,744,300
1,725,000	4.50%, due 3/1/2028	1,781,787	(n)
500,000	5.85%, due 11/15/2043	498,750
5,925,000	Cheniere Energy Partners L.P., 4.50%, due 10/1/2029	6,369,375
3,265,000	Cheniere Energy, Inc., 4.63%, due 10/15/2028	3,416,006	(n)
1,530,000	DCP Midstream LLC, 5.85%, due 5/21/2043	1,354,050	(n)(t)
	DCP Midstream Operating L.P.
175,000	3.88%, due 3/15/2023	179,813
1,110,000	5.63%, due 7/15/2027	1,209,900
1,615,000	5.13%, due 5/15/2029	1,756,490
1,505,000	5.60%, due 4/1/2044	1,572,725
510,000	EnLink Midstream LLC, 5.63%, due 1/15/2028	509,044	(n)
	EnLink Midstream Partners L.P.
55,000	4.15%, due 6/1/2025	53,488
835,000	4.85%, due 7/15/2026	810,818
665,000	5.05%, due 4/1/2045	531,860
350,000	5.45%, due 6/1/2047	280,000
	EQM Midstream Partners L.P.
565,000	6.00%, due 7/1/2025	591,030	(n)
250,000	6.50%, due 7/1/2027	267,699	(n)
805,000	4.50%, due 1/15/2029	777,002	(n)
805,000	4.75%, due 1/15/2031	777,131	(n)
	EQT Midstream Partners L.P.
1,375,000	4.13%, due 12/1/2026	1,331,687
2,980,000	5.50%, due 7/15/2028	3,086,505
	Genesis Energy L.P./Genesis Energy Finance Corp.
705,000	6.50%, due 10/1/2025	652,337
1,020,000	6.25%, due 5/15/2026	914,267
525,000	8.00%, due 1/15/2027	498,908
1,385,000	Harvest Midstream I L.P., 7.50%, due 9/1/2028	1,454,596	(n)
1,275,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, due 4/15/2025	997,687
	Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.
923,000	5.50%, due 9/15/2024	939,642	(n)
2,890,000	7.50%, due 10/1/2025	3,077,850	(n)
655,000	6.00%, due 3/1/2027	661,550	(n)
700,000	5.50%, due 1/15/2028	693,000	(n)
1,015,000	6.00%, due 12/31/2030	1,017,537	(n)
	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
1,200,000	4.25%, due 11/15/2023	1,205,874
874,000	5.38%, due 2/1/2027	903,244
3,525,000	5.50%, due 3/1/2030	3,747,498
	Western Gas Partners L.P.
610,000	5.30%, due 3/1/2048	625,250
940,000	5.50%, due 8/15/2048	930,600
	Western Midstream Operating L.P.
200,000	4.10%, due 2/1/2025	207,114	(w)
5,535,000	5.50%, due 2/1/2030	6,088,500	(w)
40,000	5.25%, due 2/1/2050	45,000	(w)
		62,635,200

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE

Health Facilities 1.3%
	Acadia Healthcare Co., Inc.
$2,065,000	5.50%, due 7/1/2028	$2,199,225	(n)
600,000	5.00%, due 4/15/2029	631,500	(n)
	CHS/Community Health Systems, Inc.
2,165,000	8.13%, due 6/30/2024	2,273,250	(n)
360,000	6.63%, due 2/15/2025	378,972	(n)
680,000	5.63%, due 3/15/2027	714,000	(n)
1,920,000	8.00%, due 12/15/2027	2,090,400	(n)
745,000	6.00%, due 1/15/2029	791,562	(n)
1,620,000	6.88%, due 4/15/2029	1,638,225	(n)(s)
1,210,000	4.75%, due 2/15/2031	1,210,000	(n)(s)
325,000	Columbia/HCA Corp., 7.69%, due 6/15/2025	391,219
1,290,000	Encompass Health Corp., 4.63%, due 4/1/2031	1,370,625
	HCA, Inc.
3,265,000	5.38%, due 9/1/2026	3,719,374
3,590,000	5.63%, due 9/1/2028	4,204,500
	Tenet Healthcare Corp.
2,570,000	6.75%, due 6/15/2023	2,788,450
525,000	4.63%, due 6/15/2028	549,200	(n)
12,675,000	6.13%, due 10/1/2028	13,238,847	(l)(n)
745,000	THC Escrow Corp., 7.00%, due 8/1/2025	770,144	(q)
		38,959,493
Health Services 0.4%
1,580,000	DaVita, Inc., 4.63%, due 6/1/2030	1,659,506	(n)
1,250,000	Envision Healthcare Corp., 8.75%, due 10/15/2026	843,200	(n)
	Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
1,215,000	7.38%, due 6/1/2025	1,300,050	(n)
1,470,000	7.25%, due 2/1/2028	1,572,900	(n)
3,030,000	Team Health Holdings, Inc., 6.38%, due 2/1/2025	2,727,000	(n)
2,053,000	West Street Merger Sub, Inc., 6.38%, due 9/1/2025	2,114,590	(n)
		10,217,246
Healthcare - Services 0.6%
2,125,000	Ascension Health, Ser. B, 3.11%, due 11/15/2039	2,348,676
605,000	Centene Corp., 5.38%, due 8/15/2026	634,494	(n)
2,055,000	CommonSpirit Health, 4.19%, due 10/1/2049	2,369,253
	HCA, Inc.
580,000	5.88%, due 2/1/2029	690,835
7,095,000	5.25%, due 6/15/2049	9,051,820	(l)
2,125,000	Mount Sinai Hospitals Group, Inc., Ser. 2019, 3.74%, due 7/1/2049	2,355,054
1,000,000	UnitedHealth Group, Inc., (3M USD LIBOR + 0.26%), 0.48%, due 6/15/2021	1,000,722	(b)
		18,450,854
Holding Companies - Diversified 0.0%(c)
200,000	Alfa S.A., 5.25%, due 3/25/2024	217,000	(r)

Home Builders 0.1%
625,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.63%, due 3/1/2024	678,125	(n)
755,000	Toll Brothers Finance Corp., 4.35%, due 2/15/2028	838,050
		1,516,175
Hotels 0.5%
	Hilton Domestic Operating Co., Inc.
760,000	5.13%, due 5/1/2026	787,892
1,940,000	5.75%, due 5/1/2028	2,092,775	(n)
4,564,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, due 4/1/2027	4,772,689
920,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, due 6/1/2025	991,300	(n)

See Notes to Schedule of Investments

	PRINCIPAL AMOUNT(a)		VALUE

		Wyndham Hotels & Resorts, Inc.
$1,925,000		5.38%, due 4/15/2026	$1,970,719	(n)
	3,145,000	4.38%, due 8/15/2028	3,176,450	(n)
			13,791,825
Insurance 0.3%
	6,915,000	AXA Equitable Holdings, Inc., 5.00%, due 4/20/2048	8,897,760	(l)
	500,000	New York Life Global Funding, (3M USD LIBOR + 0.44%), 0.66%, due 7/12/2022	502,567	(b)(n)
	400,000	Prudential Financial, Inc., 5.38%, due 5/15/2045	441,149	(t)
			9,841,476
Insurance Brokerage 0.5%
	2,615,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, due 10/15/2027	2,765,362	(n)
		AssuredPartners, Inc.
	1,865,000	7.00%, due 8/15/2025 1,920,950 (n)
	1,545,000	5.63%, due 1/15/2029 1,568,175 (n)
	2,770,000	GTCR AP Finance, Inc., 8.00%, due 5/15/2027	2,984,675	(n)
	4,660,000	HUB Int’l Ltd., 7.00%, due 5/1/2026	4,834,750	(n)
			14,073,912
Internet 0.1%
		Netflix, Inc.
	390,000	5.88%, due 11/15/2028	489,450
	380,000	6.38%, due 5/15/2029	492,180
	1,475,000	5.38%, due 11/15/2029	1,843,750	(n)
			2,825,380
Investment Companies 0.0%(c)
		Huarong Finance 2017 Co. Ltd.
	267,000	4.50%, due 1/24/2022	271,686	(r)(t)(u)
	267,000	(3M USD LIBOR + 1.85%), 2.06%, due 4/27/2022	267,279	(b)(r)
	200,000	Huarong Finance 2019 Co. Ltd., 3.25%, due 11/13/2024	209,825	(r)
			748,790
Iron - Steel 0.0%(c)
	950,000	ABJA Investment Co. Pte Ltd., 5.45%, due 1/24/2028	986,143	(r)
	200,000	CSN Resources SA, 7.63%, due 2/13/2023	207,702	(r)
	200,000	Severstal OAO Via Steel Capital SA, 5.90%, due 10/17/2022	214,576	(r)
			1,408,421
Leisure Time 0.1%
GBP	2,000,000	Pinnacle Bidco PLC, 6.38%, due 2/15/2025	2,692,345	(q)(r)

Lodging 0.2%
EUR	2,000,000	Accor SA, 2.63%, due 1/30/2025	2,245,309	(r)(t)(u)
EUR	1,798,412	NH Hotel Group SA, 3.75%, due 10/1/2023	2,131,010	(r)
$200,000		Sands China Ltd., 4.60%, due 8/8/2023	211,816
	200,000	Studio City Finance Ltd., 6.00%, due 7/15/2025	210,000	(r)
	550,000	Wynn Macau Ltd., 5.50%, due 1/15/2026	567,710	(n)
			5,365,845
Machinery 0.3%
	1,180,000	Granite U.S. Holdings Corp., 11.00%, due 10/1/2027	1,324,550	(n)(q)
	1,500,000	Harsco Corp., 5.75%, due 7/31/2027	1,554,375	(n)
	5,225,000	Terex Corp., 5.63%, due 2/1/2025	5,349,094	(n)
			8,228,019
Machinery - Construction & Mining 0.0%(c)
	1,155,000	Caterpillar Financial Services Corp., (3M USD LIBOR + 0.74%), 0.96%, due 5/13/2022	1,165,319	(b)

Machinery - Diversified 0.1%
	715,000	John Deere Capital Corp., (3M USD LIBOR + 0.40%), 0.63%, due 6/7/2021	715,965	(b)
	555,000	Otis Worldwide Corp., (3M USD LIBOR + 0.45%), 0.69%, due 4/5/2023	555,218	(b)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE

$1,215,000	SPX FLOW, Inc., 5.88%, due 8/15/2026	$1,266,638	(n)
		2,537,821
Managed Care 0.3%
1,995,000	Centene Corp., 3.38%, due 2/15/2030	2,089,763
980,000	Molina Healthcare, Inc., 3.88%, due 11/15/2030	1,047,375	(n)
5,045,000	MPH Acquisition Holdings LLC, 5.75%, due 11/1/2028	5,000,856	(n)(q)
		8,137,994
Media 1.3%
605,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, due 2/15/2026	624,239	(n)
11,425,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, due 3/1/2050	12,999,855	(l)
773,000	Clear Channel Worldwide Holdings, Inc., 5.13%, due 8/15/2027	789,426	(n)
6,470,000	Fox Corp., 5.58%, due 1/25/2049	8,957,201	(l)
710,000	NBCUniversal Enterprise, Inc., (3M USD LIBOR + 0.40%), 0.64%, due 4/1/2021	710,483	(b)(n)
	ViacomCBS, Inc.
5,025,000	4.95%, due 1/15/2031	6,208,747
6,550,000	4.20%, due 5/19/2032	7,759,991
615,000	Walt Disney Co., (3M USD LIBOR + 0.39%), 0.62%, due 3/4/2022	617,484	(b)
		38,667,426
Media Content 0.5%
660,000	Scripps Escrow II, Inc., 5.38%, due 1/15/2031	666,600	(n)
	Sirius XM Radio, Inc.
890,000	4.63%, due 7/15/2024	920,224	(n)
910,000	5.38%, due 7/15/2026	945,035	(n)
2,510,000	5.00%, due 8/1/2027	2,638,098	(n)
6,755,000	5.50%, due 7/1/2029	7,350,284	(n)
1,130,000	4.13%, due 7/1/2030	1,164,341	(n)
		13,684,582
Metals - Mining Excluding Steel 0.7%
	First Quantum Minerals Ltd.
1,880,000	6.88%, due 3/1/2026	1,957,550	(n)
2,735,000	6.88%, due 10/15/2027	2,950,190	(n)
	Freeport-McMoRan, Inc.
550,000	5.00%, due 9/1/2027	585,750
325,000	4.13%, due 3/1/2028	341,835
1,155,000	5.25%, due 9/1/2029	1,287,825
1,240,000	5.40%, due 11/14/2034	1,540,700
5,125,000	5.45%, due 3/15/2043	6,406,250
	Hudbay Minerals, Inc.
1,449,000	7.63%, due 1/15/2025	1,508,337	(n)
1,260,000	6.13%, due 4/1/2029	1,335,600	(n)
	Novelis Corp.
495,000	5.88%, due 9/30/2026	518,512	(n)
1,480,000	4.75%, due 1/30/2030	1,554,000	(n)
		19,986,549
Mining 0.1%
1,145,000	Minera Mexico SA de CV, 4.50%, due 1/26/2050	1,296,781	(n)
200,000	Minsur SA, 6.25%, due 2/7/2024	220,919	(r)
200,000	Vedanta Resources Ltd., 6.38%, due 7/30/2022	181,200	(r)
200,000	Volcan Cia Minera SAA, 5.38%, due 2/2/2022	205,905	(r)
		1,904,805
Miscellaneous Manufacturer 0.8%
2,855,000	FXI Holdings, Inc., 7.88%, due 11/1/2024	2,890,687	(n)
	General Electric Capital Corp.
515,000	(3M USD LIBOR + 1.00%), 1.22%, due 3/15/2023	519,480	(b)
10,945,000	5.88%, due 1/14/2038	14,618,074	(l)
3,630,000	General Electric Co., 4.35%, due 5/1/2050	4,192,774
		22,221,015

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE

Multi-National 0.0%(c)
$200,000	Africa Finance Corp., 3.88%, due 4/13/2024	$213,848	(r)

Oil & Gas 1.2%
10,165,000	BP Capital Markets PLC, 4.88%, due 3/22/2030	11,077,817	(l)(t)(u)
2,530,000	Canadian Natural Resources Ltd., 4.95%, due 6/1/2047	3,128,373
525,000	Chevron USA, Inc., (3M USD LIBOR + 0.11%), 0.32%, due 8/12/2022	525,273	(b)
700,000	CrownRock L.P./CrownRock Finance, Inc., 5.63%, due 10/15/2025	696,601	(n)
	Ecopetrol SA
89,000	5.88%, due 9/18/2023	99,070
1,215,000	5.88%, due 5/28/2045	1,378,296
200,000	Gazprom PJSC Via Gaz Capital SA, 4.95%, due 7/19/2022	210,508	(r)
325,000	KazMunayGas National Co. JSC, 5.75%, due 4/19/2047	417,810	(n)
	Leviathan Bond Ltd.
148,000	5.75%, due 6/30/2023	157,425	(r)
106,000	6.13%, due 6/30/2025	117,136	(r)
1,350,000	Lukoil Securities BV, 3.88%, due 5/6/2030	1,439,100	(n)(q)
9,950,000	Occidental Petroleum Corp., 3.50%, due 8/15/2029	9,232,306	(l)
975,000	Petrobras Global Finance BV, 5.60%, due 1/3/2031	1,088,587
	Petroleos Mexicanos
36,000	6.88%, due 10/16/2025	39,226	(n)
2,510,000	7.69%, due 1/23/2050	2,373,155
	Sinopec Group Overseas Development 2018 Ltd.
200,000	2.15%, due 5/13/2025	205,960	(n)
200,000	1.45%, due 1/8/2026	201,068	(n)
244,000	Tecpetrol SA, 4.88%, due 12/12/2022	235,430	(r)
214,000	Tengizchevroil Finance Co. Int’l Ltd., 2.63%, due 8/15/2025	220,527	(n)
	WPX Energy, Inc.
420,000	5.25%, due 9/15/2024	466,988
420,000	5.75%, due 6/1/2026	440,528
164,000	YPF SA, 8.50%, due 3/23/2025	134,480	(n)
		33,885,664
Oil Field Equipment & Services 0.2%
2,047,000	Archrock Partners L.P./Archrock Partners Finance Corp., 6.25%, due 4/1/2028	2,090,499	(n)
925,000	TechnipFMC PLC, 6.50%, due 2/1/2026	963,537	(n)
	USA Compression Partners L.P./USA Compression Finance Corp.
2,191,000	6.88%, due 4/1/2026	2,290,033
445,000	6.88%, due 9/1/2027	471,700
		5,815,769
Packaging 0.6%
4,715,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.13%, due 8/15/2026	4,862,344	(n)
498,000	Berry Global Escrow Corp., 5.63%, due 7/15/2027	529,748	(n)
3,765,000	BWAY Holding Co., 7.25%, due 4/15/2025	3,725,467	(n)
1,560,000	Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, due 9/30/2026	1,691,313
1,465,000	Graham Packaging Co., Inc., 7.13%, due 8/15/2028	1,584,031	(n)
1,795,000	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, due 9/15/2028	1,853,338	(n)
1,100,000	Trident TPI Holdings, Inc., 9.25%, due 8/1/2024	1,164,625	(n)
1,120,000	Trivium Packaging Finance BV, 8.50%, due 8/15/2027	1,216,622	(n)
		16,627,488
Packaging & Containers 0.1%
1,215,000	Sealed Air Corp., 5.50%, due 9/15/2025	1,351,687	(n)
1,260,000	Silgan Holdings, Inc., 4.75%, due 3/15/2025	1,280,475
		2,632,162
Personal & Household Products 0.2%
5,705,000	Energizer Holdings, Inc., 4.75%, due 6/15/2028	5,945,751	(n)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE

Pharmaceuticals 1.4%
	AbbVie, Inc.
$930,000	(3M USD LIBOR + 0.65%), 0.86%, due 11/21/2022	$937,593	(b)
5,605,000	4.70%, due 5/14/2045	7,061,669
925,000	AstraZeneca PLC, (3M USD LIBOR + 0.62%), 0.85%, due 6/10/2022	931,171	(b)
655,000	Bausch Health Americas, Inc., 8.50%, due 1/31/2027	725,412	(n)
	Bausch Health Cos., Inc.
1,260,000	5.75%, due 8/15/2027	1,356,075	(n)
2,825,000	5.00%, due 1/30/2028	2,910,597	(n)
425,000	Bayer U.S. Finance II LLC, (3M USD LIBOR + 0.63%), 0.88%, due 6/25/2021	425,807	(b)(n)
795,000	Bristol-Myers Squibb Co., (3M USD LIBOR + 0.38%), 0.60%, due 5/16/2022	797,903	(b)
	CVS Health Corp.
1,125,000	(3M USD LIBOR + 0.72%), 0.95%, due 3/9/2021	1,125,824	(b)
7,570,000	5.05%, due 3/25/2048	9,910,923	(l)
2,745,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 5.88%, due 10/15/2024	2,772,450	(n)
850,000	GlaxoSmithKline Capital PLC, (3M USD LIBOR + 0.35%), 0.57%, due 5/14/2021	850,839	(b)
1,740,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due 10/1/2026	1,659,525
6,380,000	Upjohn, Inc., 4.00%, due 6/22/2050	7,114,502	(n)
	Valeant Pharmaceuticals Int’l, Inc.
2,170,000	6.13%, due 4/15/2025	2,223,295	(n)
865,000	5.50%, due 11/1/2025	890,690	(n)
		41,694,275
Pipelines 2.8%
	Energy Transfer Operating L.P.
11,110,000	Ser. B, 6.63%, due 2/15/2028	9,499,050	(l)(t)(u)
15,400,000	Ser. G, 7.13%, due 5/15/2030	14,469,840	(l)(t)(u)
3,685,000	6.25%, due 4/15/2049	4,358,885
12,015,000	Kinder Morgan, Inc., 5.55%, due 6/1/2045	15,046,004	(l)
12,450,000	MPLX L.P., 4.70%, due 4/15/2048	13,964,446	(l)
	Plains All American Pipeline L.P./PAA Finance Corp.
14,642,000	3.55%, due 12/15/2029	15,253,603	(l)
7,710,000	4.65%, due 10/15/2025	8,628,566	(l)
400,000	Southern Gas Corridor CJSC, 6.88%, due 3/24/2026	481,500	(r)
	Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
180,000	5.13%, due 2/1/2025	184,878
175,000	5.88%, due 4/15/2026	183,314
170,000	6.50%, due 7/15/2027	182,750
185,000	5.00%, due 1/15/2028	191,013
165,000	6.88%, due 1/15/2029	182,119
		82,625,968
Rail 0.0%(c)
965,000	Watco Cos. LLC/Watco Finance Corp., 6.50%, due 6/15/2027	1,034,963	(n)

Real Estate 0.1%
200,000	Greenland Global Investment Ltd., 6.75%, due 9/26/2023	179,042	(r)
200,000	Kaisa Group Holdings Ltd., 11.25%, due 4/9/2022	207,298	(r)
1,120,000	NWD MTN Ltd., 4.13%, due 7/18/2029	1,150,191	(r)
200,000	Sino-Ocean Land Treasure IV Ltd., (3M USD LIBOR + 2.30%), 2.51%, due 7/31/2021	200,202	(b)(r)
	Sunac China Holdings Ltd.
200,000	7.50%, due 2/1/2024	207,040	(r)
200,000	6.50%, due 1/26/2026	196,970	(r)
		2,140,743

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE

Real Estate Development & Management 0.3%
	Realogy Group LLC/Realogy Co-Issuer Corp.
$1,435,000	4.88%, due 6/1/2023	$1,481,638	(n)
2,220,000	7.63%, due 6/15/2025	2,411,475	(n)
2,530,000	9.38%, due 4/1/2027	2,805,137	(n)
671,000	5.75%, due 1/15/2029	685,259	(n)
		7,383,509
Real Estate Investment Trusts 1.5%
1,875,000	Communications Sales & Leasing, Inc./CSL Capital LLC, 7.13%, due 12/15/2024	1,930,688	(n)
	EPR Properties
2,110,000	4.50%, due 6/1/2027	2,155,594
550,000	4.95%, due 4/15/2028	571,022
3,900,000	3.75%, due 8/15/2029	3,816,953
6,776,000	ESH Hospitality, Inc., 5.25%, due 5/1/2025	6,911,520	(n)
	Iron Mountain, Inc.
1,660,000	4.88%, due 9/15/2027	1,734,700	(n)
5,045,000	5.25%, due 3/15/2028	5,300,403	(n)
1,085,000	5.00%, due 7/15/2028	1,140,270	(n)
1,715,000	4.88%, due 9/15/2029	1,780,813	(n)
805,000	5.25%, due 7/15/2030	853,300	(n)
5,965,000	5.63%, due 7/15/2032	6,442,200	(n)
	Outfront Media Capital LLC/Outfront Media Capital Corp.
1,581,000	5.00%, due 8/15/2027	1,629,695	(n)
680,000	4.63%, due 3/15/2030	678,300	(n)
4,250,000	RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, due 10/15/2027	4,335,000
200,000	Trust F/1401, 5.25%, due 12/15/2024	222,020	(r)
3,860,000	Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.88%, due 2/15/2025	4,143,536	(n)
1,205,000	Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.00%, due 4/15/2023	1,230,606	(n)
		44,876,620
Recreation & Travel 1.3%
	Carnival Corp.
5,395,000	11.50%, due 4/1/2023	6,121,113	(n)
1,135,000	10.50%, due 2/1/2026	1,316,600	(n)
2,005,000	7.63%, due 3/1/2026	2,120,287	(n)
1,840,000	9.88%, due 8/1/2027	2,111,400	(n)
	Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
4,440,000	5.50%, due 5/1/2025	4,613,471	(n)
2,860,000	5.38%, due 4/15/2027	2,867,150
1,380,000	Motion Bondco DAC, 6.63%, due 11/15/2027	1,377,958	(n)(q)
835,000	NCL Corp. Ltd., 5.88%, due 3/15/2026	826,132	(n)
	Royal Caribbean Cruises Ltd.
1,485,000	5.25%, due 11/15/2022	1,462,955
395,000	10.88%, due 6/1/2023	445,363	(n)
4,525,000	11.50%, due 6/1/2025	5,217,461	(l)(n)
2,095,000	SeaWorld Parks & Entertainment, Inc., 9.50%, due 8/1/2025	2,246,887	(n)
	Six Flags Entertainment Corp.
1,620,000	4.88%, due 7/31/2024	1,607,850	(n)
1,340,000	5.50%, due 4/15/2027	1,352,395	(n)(q)
4,340,000	Six Flags Theme Parks, Inc., 7.00%, due 7/1/2025	4,676,350	(n)
		38,363,372
Restaurants 0.1%
	1011778 BC ULC/New Red Finance, Inc.
764,000	4.25%, due 5/15/2024	777,431	(n)
1,175,000	5.75%, due 4/15/2025	1,252,092	(n)
2,250,000	4.00%, due 10/15/2030	2,233,125	(n)
		4,262,648
Retail 0.2%
510,000	7-Eleven, Inc., (3M USD LIBOR + 0.45%), 0.66%, due 8/10/2022	510,307	(b)(n)(s)

See Notes to Schedule of Investments

	PRINCIPAL AMOUNT(a)		VALUE

EUR	2,000,000	Dufry One BV, 2.00%, due 2/15/2027	$2,227,086	(r)
$2,295,000		KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, due 6/1/2026	2,378,194	(n)
			5,115,587
Semiconductors 0.7%
		Broadcom, Inc.
	7,265,000	4.15%, due 11/15/2030	8,228,993	(l)
	10,845,000	3.50%, due 2/15/2041	10,931,700	(n)
	1,200,000	Sensata Technologies UK Financing Co. PLC, 6.25%, due 2/15/2026	1,239,396	(n)
			20,400,089
Software 0.0%(c)
		CDK Global, Inc.
	600,000	5.88%, due 6/15/2026	625,605
	630,000	4.88%, due 6/1/2027	662,284
			1,287,889
Software - Services 0.5%
	1,330,000	Endurance Acquisition Merger Sub, 6.00%, due 2/15/2029	1,306,725	(n)(s)
	1,630,000	J2 Global, Inc., 4.63%, due 10/15/2030	1,703,350	(n)
	1,200,000	Open Text Corp., 5.88%, due 6/1/2026	1,247,760	(n)
		Presidio Holdings, Inc.
	1,485,000	4.88%, due 2/1/2027	1,559,799	(n)
	1,865,000	8.25%, due 2/1/2028	2,072,481	(n)
	1,725,000	Rackspace Technology Global, Inc., 5.38%, due 12/1/2028	1,798,313	(n)
	1,470,000	Solera LLC/Solera Finance, Inc., 10.50%, due 3/1/2024	1,509,278	(n)
	2,875,000	SS&C Technologies, Inc., 5.50%, due 9/30/2027	3,044,654	(n)
			14,242,360
Specialty Retail 0.3%
		L Brands, Inc.
	500,000	9.38%, due 7/1/2025	617,500	(n)
	705,000	5.25%, due 2/1/2028	744,692
	3,565,000	6.63%, due 10/1/2030	3,990,750	(n)
	1,105,000	Penske Automotive Group, Inc., 5.50%, due 5/15/2026	1,145,940
		Petsmart, Inc./Petsmart Finance Corp.
	925,000	4.75%, due 2/15/2028	925,000	(n)(s)(x)
	1,035,000	7.75%, due 2/15/2029	1,035,000	(n)(s)(x)
	1,100,000	William Carter Co., 5.63%, due 3/15/2027	1,161,875	(n)
			9,620,757
Steel Producers - Products 0.1%
		ArcelorMittal
	1,570,000	7.25%, due 10/15/2039	2,246,434
	540,000	7.00%, due 3/1/2041	771,643
			3,018,077
Support - Services 2.1%
	2,102,000	ADT Corp., 4.88%, due 7/15/2032	2,274,784	(n)
		APX Group, Inc.
	1,360,000	7.63%, due 9/1/2023	1,412,700	(q)
	1,355,000	6.75%, due 2/15/2027	1,443,075	(n)
		Aramark Services, Inc.
	1,880,000	6.38%, due 5/1/2025	1,998,628	(n)
	7,755,000	5.00%, due 2/1/2028	8,085,363	(n)(q)
	3,540,000	ASGN, Inc., 4.63%, due 5/15/2028	3,660,077	(n)
		Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
	145,000	5.25%, due 3/15/2025	145,000	(n)
	2,865,000	5.75%, due 7/15/2027	2,894,839	(n)(q)
	4,645,000	Beacon Roofing Supply, Inc., 4.88%, due 11/1/2025	4,701,669	(n)
	1,030,000	frontdoor, Inc., 6.75%, due 8/15/2026	1,099,525	(n)
	1,725,000	Garda World Security Corp., 8.75%, due 5/15/2025	1,785,375	(n)
	1,331,000	GW B-CR Security Corp., 9.50%, due 11/1/2027	1,460,773	(n)
	3,035,000	IAA Spinco, Inc., 5.50%, due 6/15/2027	3,187,054	(n)
	5,945,000	KAR Auction Services, Inc., 5.13%, due 6/1/2025	6,101,056	(n)
	2,930,000	Korn/Ferry Int’l, 4.63%, due 12/15/2027	3,080,895	(n)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE

	Prime Security Services Borrower LLC/Prime Finance, Inc.
$6,965,000	5.75%, due 4/15/2026	$7,625,282	(n)
745,000	3.38%, due 8/31/2027	735,345	(n)
1,950,000	6.25%, due 1/15/2028	2,076,750	(n)
2,590,000	Staples, Inc., 7.50%, due 4/15/2026	2,642,033	(n)
1,187,000	Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, due 6/1/2025	1,220,948	(n)
1,980,000	Univar Solutions USA, Inc., 5.13%, due 12/1/2027	2,079,000	(n)
1,905,000	White Cap Buyer LLC, 6.88%, due 10/15/2028	1,980,076	(n)
		61,690,247
Technology Hardware & Equipment 0.5%
	CommScope Finance LLC
4,275,000	6.00%, due 3/1/2026	4,526,156	(n)
1,595,000	8.25%, due 3/1/2027	1,717,719	(n)
1,901,000	CommScope Technologies LLC, 6.00%, due 6/15/2025	1,941,206	(n)
970,000	CommScope, Inc., 7.13%, due 7/1/2028	1,032,086	(n)
2,035,000	Dell Int’l LLC/EMC Corp., 6.20%, due 7/15/2030	2,601,970	(n)
1,245,000	Western Digital Corp., 4.75%, due 2/15/2026	1,377,804
		13,196,941
Telecom - Satellite 0.1%
2,495,000	Intelsat Jackson Holdings SA, 8.00%, due 2/15/2024	2,557,375	(n)

Telecom - Wireless 0.3%
	Sprint Capital Corp.
1,080,000	6.88%, due 11/15/2028	1,386,450
1,335,000	8.75%, due 3/15/2032	2,039,212
990,000	Sprint Corp., 7.63%, due 3/1/2026	1,220,175
	T-Mobile USA, Inc.
945,000	2.25%, due 2/15/2026	954,960
1,185,000	2.63%, due 2/15/2029	1,189,302
945,000	2.88%, due 2/15/2031	952,683
		7,742,782
Telecom - Wireline Integrated & Services 0.7%
5,180,000	Altice France Holding SA, 6.00%, due 2/15/2028	5,218,850	(n)
	Altice France SA
1,240,000	8.13%, due 2/1/2027	1,367,100	(n)
1,140,000	5.50%, due 1/15/2028	1,187,025	(n)
	Frontier Communications Corp.
1,550,000	5.88%, due 10/15/2027	1,665,785	(n)
1,205,000	5.00%, due 5/1/2028	1,249,434	(n)
1,790,000	6.75%, due 5/1/2029	1,880,082	(n)
945,000	Level 3 Financing, Inc., 3.75%, due 7/15/2029	950,202	(n)
1,615,000	Lumen Technologies, Inc., 4.50%, due 1/15/2029	1,657,733	(n)
3,242,000	Numericable-SFR SA, 7.38%, due 5/1/2026	3,390,970	(n)
1,565,000	Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, due 2/15/2029	1,565,000	(n)(s)
		20,132,181
Telecommunications 1.4%
	AT&T, Inc.
8,117,000	4.50%, due 3/9/2048	9,228,951	(l)
9,855,000	3.65%, due 6/1/2051	9,885,759	(l)
200,000	Bharti Airtel Int’l Netherlands BV, 5.35%, due 5/20/2024	221,158	(r)
1,070,000	C&W Senior Financing DAC, 6.88%, due 9/15/2027	1,139,149	(n)
200,000	MTN Mauritius Investments Ltd., 5.37%, due 2/13/2022	205,583	(r)
1,135,000	Oztel Holdings SPC Ltd., 6.63%, due 4/24/2028	1,237,193	(n)
9,010,000	T-Mobile USA, Inc., 4.50%, due 4/15/2050	10,617,384	(l)(n)
239,000	VEON Holdings BV, 4.00%, due 4/9/2025	251,846	(n)
1,300,000	Verizon Communications, Inc., (3M USD LIBOR + 1.00%), 1.22%, due 3/16/2022	1,314,123	(b)
5,535,000	Vodafone Group PLC, 5.25%, due 5/30/2048	7,424,494
		41,525,640

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE

Theaters & Entertainment 0.3%
	Live Nation Entertainment, Inc.
$1,990,000	4.88%, due 11/1/2024	$1,999,950	(n)
4,615,000	6.50%, due 5/15/2027	5,126,850	(n)
1,705,000	4.75%, due 10/15/2027	1,709,262	(n)
		8,836,062
Transportation 0.1%
1,575,623	MV24 Capital BV, 6.75%, due 6/1/2034	1,714,672	(n)
200,000	Rumo Luxembourg S.a.r.l., 7.38%, due 2/9/2024	207,400	(r)
		1,922,072
Transportation Infrastructure - Services 0.0%(c)
1,225,000	BBA U.S. Holdings, Inc., 5.38%, due 5/1/2026	1,255,257	(n)

	Total Corporate Bonds (Cost $1,352,723,226)	1,432,251,025

Convertible Bonds 0.1%
Media 0.1%
3,050,000	DISH Network Corp., 3.38%, due 8/15/2026 (Cost $2,799,575)	2,812,382

Municipal Notes 3.1%
California 0.5%
1,370,000	Bay Area Toll Au. Toll Bridge Rev. (Build America Bonds), Ser. 2010-S-1, 7.04%, due 4/1/2050	2,462,287
1,370,000	California St. G.O. (Build America Bonds), Ser. 2010, 7.63%, due 3/1/2040	2,354,167
2,055,000	California St. Univ. Ref. Rev., Ser. 2020-B, 2.98%, due 11/1/2051	2,206,104
2,120,000	Foothill-Eastern Trans. Corridor Agcy. Toll Road Rev. Ref., (AGM Insured), Ser. 2019-A, 3.92%, due 1/15/2053	2,266,959
1,105,000	Los Angeles Comm. College Dist. G.O. (Build America Bonds), Ser. 2010-E, 6.75%, due 8/1/2049	1,982,613
710,000	Sacramento Co. Arpt. Sys. Rev. Ref., Ser. 2018-C, 5.00%, due 7/1/2033	878,263
1,710,000	Univ. of California Regents Med. Ctr. Pooled Rev., Ser. 2020-N, 3.01%, due 5/15/2050	1,824,621
		13,975,014
Colorado 0.0%(c)
705,000	Colorado St. Hlth. Facs. Au. Hosp. Rev. Ref. (CommonSpirit Hlth.), Ser. 2019-A-2, 4.00%, due 8/1/2049	801,254

Delaware 0.0%(c)
720,000	Delaware St. Hlth. Fac. Au. Rev. (Beebe Med. Ctr. Inc.), Ser. 2018, 5.00%, due 6/1/2048	861,624

District of Columbia 0.1%
2,760,000	Dist. of Columbia Income Tax Secured Rev., Ser. 2020-A, 5.00%, due 3/1/2033	3,741,594

Illinois 0.1%
675,000	Chicago O’Hare Int’l Arpt. Spec. Fac. Rev. (Trips Obligated Group), Ser. 2018, 5.00%, due 7/1/2048	795,150
880,000	Illinois Fin. Au. Rev. (Local Gov’t Prog.-East Prairie Sch. Dist. # 73 Proj.), (BAM Insured), Ser. 2018, 4.00%, due 12/1/2042	998,835
		1,793,985
Maryland 0.2%
3,425,000	Maryland St. G.O., Ser. 2020-A, 5.00%, due 3/15/2030	4,729,925

Massachusetts 0.1%
1,055,000	Massachusetts St. Dev. Fin. Agcy. Rev. (CareGroup Obligated Group), Ser. 2018-J-2, 5.00%, due 7/1/2053	1,248,149
1,060,000	Massachusetts St. Ed. Fin. Au. Rev. Ref., Ser. 2018-A, 4.08%, due 7/1/2027	1,206,810
		2,454,959
Michigan 0.2%
720,000	Detroit Downtown Dev. Au. Tax Increment Rev. Ref. (Catalyst Dev. Proj.), Ser. 2018-A, (AGM Insured), 5.00%, due 7/1/2048	819,151

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE

$1,770,000	Michigan Fin. Au. Hosp. Rev. Ref. (Trinity Hlth. Credit Group), Ser. 2019-T, 3.38%, due 12/1/2040	$1,998,719
910,000	Michigan St. Strategic Fund Ltd. Oblig. Rev. (I-75 Improvement Proj.), Ser. 2018, 5.00%, due 6/30/2048	1,104,604
		3,922,474
Nevada 0.1%
2,055,000	Clark Co. Nevada G.O. (Las Vegas Convention and Visitors Au.), Ser. 2019-D, 3.23%, due 7/1/2044	2,145,790

New Jersey 0.2%
695,000	Atlantic City G.O. Ref., Ser. 2018, 4.29%, due 9/1/2026	774,682
1,095,000	New Jersey Econ. Dev. Au. Spec. Fac. Rev. Ref. (Port Newark Container Term. LLC Proj.), Ser. 2017, 5.00%, due 10/1/2047	1,256,249
700,000	New Jersey Higher Ed. Assist. Au. Rev. Ref. (Std. Loan Rev.), Ser. 2018-B, 5.00%, due 12/1/2026	863,870
650,000	New Jersey St. Hsg. & Mtge. Fin. Agcy. Rev. Ref. (Single Family Hsg.), Ser. 2018-B, 3.80%, due 10/1/2032	721,734
880,000	New Jersey St. Trans. Trust Fund Au. Trans. Sys. Rev. Ref., Ser. 2018-A, 5.00%, due 12/15/2036	1,085,929
695,000	South Jersey Port Corp. Rev. (Sub-Marine Term), Ser. 2017-B, 5.00%, due 1/1/2048	805,067
		5,507,531
New York 0.4%
2,055,000	New York City Ref. G.O., Ser. 2020-C-3, 2.41%, due 8/1/2032	2,145,913
2,055,000	New York City Transitional Fin. Au. Rev. (Future Tax Secured), Subser. 2019-C-3, 3.50%, due 11/1/2032	2,328,705
2,740,000	New York St. Dorm. Au. Rev. Non St. Supported Debt Ref. (New York Univ.), Ser. 2020-B, 2.69%, due 7/1/2040	2,749,015
1,775,000	New York St. Dorm. Au. Rev. St. Personal Income Tax Rev. Ref., Ser. 2020-D, 4.00%, due 2/15/2047	2,077,780
1,520,000	New York St. Urban Dev. Corp. Sales Tax Rev. Ref., Ser. 2019-A, 4.00%, due 3/15/2043	1,782,732
		11,084,145
Ohio 0.5%
4,960,000	Hamilton Co. Swr. Sys. Rev. Ref., Ser. 2019-A, 5.00%, due 12/1/2030	6,709,293
2,055,000	Highland Local Sch. Dist. G.O. Ref., Ser. 2020, 3.19%, due 12/1/2049	2,119,404
2,055,000	JobsOhio Beverage Sys. Statewide Liquor Profits Rev. Ref., Ser. 2020-A, 2.83%, due 1/1/2038	2,232,675
2,230,000	Ohio St. Turnpike Commission Junior Lien Rev. Ref. (Infrastructure Proj.), Ser. 2020-A, 3.22%, due 2/15/2048	2,328,744
2,055,000	Ohio Univ. Gen. Receipt Athens Ref. Rev., Ser. 2020, 2.91%, due 12/1/2043	2,004,242
		15,394,358
Oklahoma 0.0%(c)
715,000	Oklahoma St. Dev. Fin. Au. Hlth. Sys. Rev. (OU Medicine Proj.), Ser. 2018-B, 5.50%, due 8/15/2057	853,617

Pennsylvania 0.1%
2,055,000	Commonwealth Fin. Au. Rev. Ref., Ser. 2020-C, 3.53%, due 6/1/2042	2,166,997
355,000	Commonwealth of Pennsylvania Cert. of Participation Ref., Ser. 2018, 5.00%, due 7/1/2043	429,539
1,060,000	Pennsylvania St. Turnpike Commission Oil Franchise Tax Rev., Subser. 2018-B, 5.00%, due 12/1/2048	1,283,830
		3,880,366
Rhode Island 0.0%(c)
770,000	Rhode Island St. Std. Loan Au. Std. Loan Rev. (Sr. Prog.), Ser. 2018, 5.00%, due 12/1/2025	924,585

Tennessee 0.0%(c)
530,000	Greeneville Hlth. & Ed. Facs. Board Hosp. Rev. Ref. (Ballad Hlth. Obligated Group), Ser. 2018-A, 5.00%, due 7/1/2029	664,307

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE

Texas 0.5%
$1,070,000	Austin Comm. College Dist. Pub. Fac. Corp. Lease Rev., Ser. 2018-C, 4.00%, due 8/1/2042	$1,212,289
1,710,000	Dallas Area Rapid Transit Sales Tax Rev. Ref., Ser. 2020-C, 2.82%, due 12/1/2042	1,757,350
2,055,000	Grand Parkway Trans. Corp. Sys. Sub. Tier Toll Rev. Ref., Ser. 2020-B, 3.24%, due 10/1/2052	2,158,551
705,000	Texas St. Private Activity Bond Surface Trans. Corp. Rev. (Segment 3C Proj.), Ser. 2019, 5.00%, due 6/30/2058	857,597
1,410,000	Texas St. Private Activity Bond Surface Trans. Corp. Sr. Lien Rev. Ref. (North Tarrant Express Managed Lanes Proj.), Ser. 2019-B, 3.92%, due 12/31/2049	1,614,365
2,125,000	Texas St. Trans. Commission Central Texas Turnpike Sys. First Tier Rev. Ref., Ser. 2020-C, 3.03%, due 8/15/2041	2,118,413
1,105,000	Texas Wtr. Dev. Board Rev. (St. Wtr. Implementation Fund), Ser. 2019-A, 4.00%, due 10/15/2054	1,313,447
1,520,000	Waller Independent Sch. Dist. G.O. (Sch. Bldg.), (PSF-GTD Insured), Ser. 2020, 4.00%, due 2/15/2050	1,843,198
1,020,000	Ysleta Independent Sch. Dist. G.O. (Sch. Bldg.), (PSF-GTD Insured), Ser. 2020, 4.00%, due 8/15/2052	1,230,763
		14,105,973
Utah 0.1%
1,060,000	Salt Lake City Corp. Arpt. Rev., Ser. 2018-A, 5.00%, due 7/1/2043	1,291,759
2,055,000	Utah St. Transit Au. Sales Tax Rev. Ref., Ser. 2020, 2.77%, due 12/15/2038	2,085,311
		3,377,070
West Virginia 0.0%(c)
705,000	West Virginia Hosp. Fin. Au. Rev. (Imp. West Virginia Univ. Hlth. Sys. Obligated Group), Ser. 2018-A, 5.00%, due 6/1/2052	851,795

	Total Municipal Notes (Cost $87,656,436)	91,070,366

Asset-Backed Securities 5.5%
1,100,000	AIMCO CLO, Ser. 2018-AA, Class E, (3M USD LIBOR + 5.15%), 5.37%, due 4/17/2031	1,039,827	(b)(n)
	AIMCO CLO 10 Ltd.
1,050,000	Ser. 2019-10A, Class D, (3M USD LIBOR + 3.55%), 3.77%, due 7/22/2032	1,054,042	(b)(n)
2,000,000	Ser. 2019-10A, Class E, (3M USD LIBOR + 6.55%), 6.77%, due 7/22/2032	1,994,122	(b)(n)
550,000	Alinea CLO Ltd., Ser. 2018-1A, Class E, (3M USD LIBOR + 6.00%), 6.22%, due 7/20/2031	522,722	(b)(n)
7,960,000	AM Capital Funding LLC, Ser. 2018-1, Class A, 4.98%, due 12/15/2023	8,316,068	(n)
	American Express Credit Account Master Trust
1,000,000	Ser. 2017-2, Class A, (1M USD LIBOR + 0.45%), 0.58%, due 9/16/2024	1,004,289	(b)
665,000	Ser. 2017-5, Class A, (1M USD LIBOR + 0.38%), 0.51%, due 2/18/2025	668,120	(b)
	Apidos CLO XXVIII
500,000	Ser. 2017-28A, Class C, (3M USD LIBOR + 2.50%), 2.72%, due 1/20/2031	470,093	(b)(n)
500,000	Ser. 2017-28A, Class D, (3M USD LIBOR + 5.50%), 5.72%, due 1/20/2031	461,436	(b)(n)
5,000,000	Apidos CLO XXXI, Ser. 2019-31A, Class D, (3M USD LIBOR + 3.65%), 3.89%, due 4/15/2031	4,998,216	(b)(n)
1,416,628	Apollo Aviation Securitization Asset 2020-1 Trust, Ser. 2020-1A, Class A, 3.35%, due 1/16/2040	1,401,616	(n)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE

	Ares LIII CLO Ltd.
$4,750,000	Ser. 2019-53A, Class D, (3M USD LIBOR + 3.75%), 3.97%, due 4/24/2031	$4,754,226	(b)(n)
1,700,000	Ser. 2019-53A, Class E, (3M USD LIBOR + 6.85%), 7.07%, due 4/24/2031	1,700,086	(b)(n)
2,000,000	Ares XLV CLO Ltd., Ser. 2017-45A, Class E, (3M USD LIBOR + 6.10%), 6.34%, due 10/15/2030	1,938,531	(b)(n)
184,417	Asset Backed Securities Corp. Home Equity, Ser. 2004-HE5, Class M2, (1M USD LIBOR + 1.88%), 2.01%, due 8/25/2034	184,305	(b)
3,300,000	Assurant CLO I Ltd., Ser. 2017-1A, Class E, (3M USD LIBOR + 6.46%), 6.68%, due 10/20/2029	3,187,289	(b)(n)
	Assurant CLO II Ltd.
250,000	Ser. 2018-1A, Class D, (3M USD LIBOR + 2.85%), 3.07%, due 4/20/2031	244,554	(b)(n)
1,500,000	Ser. 2018-1A, Class E, (3M USD LIBOR + 5.60%), 5.82%, due 4/20/2031	1,437,236	(b)(n)
3,000,000	Benefit Street Partners CLO XII Ltd., Ser. 2017-12A, Class D, (3M USD LIBOR + 6.41%), 6.65%, due 10/15/2030	2,907,649	(b)(n)
700,000	BlueMountain CLO XXV Ltd., Ser. 2019-25A, Class D, (3M USD LIBOR + 3.55%), 3.79%, due 7/15/2032	700,626	(b)(n)
413,602	BMW Vehicle Owner Trust, Ser. 2020-A, Class A2, 0.39%, due 2/27/2023	414,002
650,000	Canyon Capital CLO Ltd., Ser. 2014-1A, Class DR, (3M USD LIBOR + 5.50%), 5.71%, due 1/30/2031	584,560	(b)(n)
1,005,000	Capital One Multi-Asset Execution Trust, Ser. 2016-A7, Class A7, (1M USD LIBOR + 0.51%), 0.64%, due 9/16/2024	1,008,814	(b)
	Carbone CLO Ltd.
1,000,000	Ser. 2017-1A, Class C, (3M USD LIBOR + 2.60%), 2.82%, due 1/20/2031	968,874	(b)(n)
1,000,000	Ser. 2017-1A, Class D, (3M USD LIBOR + 5.90%), 6.12%, due 1/20/2031	985,924	(b)(n)
1,120,000	Carlye U.S. CLO Ltd., Ser. 2017-5A, Class D, (3M USD LIBOR + 5.30%), 5.52%, due 1/20/2030	1,038,812	(b)(n)
5,316,146	Carrington Mortgage Loan Trust, Ser. 2006-RFC1, Class A4, (1M USD LIBOR + 0.48%), 0.61%, due 3/25/2036	5,284,553	(b)
1,000,000	Chase Issuance Trust, Ser. 2016-A3, Class A3, (1M USD LIBOR + 0.55%), 0.68%, due 6/15/2023	1,002,041	(b)
	CIFC Funding III Ltd.
750,000	Ser. 2020-3A, Class E, (3M USD LIBOR + 7.35%), 7.56%, due 10/20/2031	750,118	(b)(n)
2,350,000	Ser. 2019-3A, Class D, (3M USD LIBOR + 6.80%), 7.02%, due 7/16/2032	2,361,723	(b)(n)
1,500,000	Citibank Credit Card Issuance Trust, Ser. 2017-A7, Class A7, (1M USD LIBOR + 0.37%), 0.50%, due 8/8/2024	1,507,187	(b)
487,842	Citigroup Mortgage Loan Trust, Inc., Ser. 2006-AMC1, Class A2B, (1M USD LIBOR + 0.16%), 0.29%, due 9/25/2036	440,496	(b)
3,650,000	Dryden 36 Senior Loan Fund, Ser. 2014-36A, Class ER2, (3M USD LIBOR + 6.88%), 7.12%, due 4/15/2029	3,631,745	(b)(n)
250,000	Dryden 45 Senior Loan Fund, Ser. 2016-45A, Class ER, (3M USD LIBOR + 5.85%), 6.09%, due 10/15/2030	238,657	(b)(n)
	Dryden 53 CLO Ltd.
300,000	Ser. 2017-53A, Class D, (3M USD LIBOR + 2.40%), 2.64%, due 1/15/2031	284,156	(b)(n)
750,000	Ser. 2017-53A, Class E, (3M USD LIBOR + 5.30%), 5.54%, due 1/15/2031	693,641	(b)(n)
2,350,000	Dryden 54 Senior Loan Fund, Ser. 2017-54A, Class E, (3M USD LIBOR + 6.20%), 6.42%, due 10/19/2029	2,257,997	(b)(n)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE

	Eaton Vance CLO Ltd.
$850,000	Ser. 2015-1A, Class DR, (3M USD LIBOR + 2.50%), 2.72%, due 1/20/2030	$815,496	(b)(n)
900,000	Ser. 2015-1A, Class ER, (3M USD LIBOR + 5.60%), 5.82%, due 1/20/2030	867,217	(b)(n)
750,000	Ser. 2018-1A, Class E, (3M USD LIBOR + 6.00%), 6.24%, due 10/15/2030	726,920	(b)(n)
	Elmwood CLO II Ltd.
2,400,000	Ser. 2019-2A, Class D, (3M USD LIBOR + 3.95%), 4.17%, due 4/20/2031	2,403,617	(b)(n)
2,700,000	Ser. 2019-2A, Class E, (3M USD LIBOR + 6.80%), 7.02%, due 4/20/2031	2,700,079	(b)(n)
2,150,000	Flatiron CLO 18 Ltd., Ser. 2018-1A, Class E, (3M USD LIBOR + 5.15%), 5.37%, due 4/17/2031	2,036,399	(b)(n)
	Flatiron CLO Ltd.
700,000	Ser. 2017-1A, Class ER, (3M USD LIBOR + 5.90%), due 5/15/2030	700,000	(b)(e)(n)(s)(x)
700,000	Ser. 2017-1A, Class E, (3M USD LIBOR + 6.00%), 6.22%, due 5/15/2030	694,972	(b)(n)
300,401	Ford Credit Auto Owner Trust, Ser. 2020-A, Class A2, 1.03%, due 10/15/2022	301,155
1,002,321	Foundation Finance Trust, Ser. 2019-1A, Class A, 3.86%, due 11/15/2034	1,039,465	(n)
1,600,000	Galaxy XVIII CLO Ltd., Ser. 2018-28A, Class E, (3M USD LIBOR + 6.00%), 6.24%, due 7/15/2031	1,506,549	(b)(n)
250,000	Galaxy XXVII CLO Ltd., Ser. 2018-27A, Class E, (3M USD LIBOR + 5.78%), 6.00%, due 5/16/2031	241,924	(b)(n)
1,600,000	Gilbert Park CLO Ltd., Ser. 2017-1A, Class E, (3M USD LIBOR + 6.40%), 6.64%, due 10/15/2030	1,599,943	(b)(n)
492,178	GM Financial Consumer Automobile Receivables Trust, Ser. 2020-2, Class A2B, (1M USD LIBOR + 1.05%), 1.18%, due 3/16/2023	493,759	(b)
500,000	Golden Credit Card Trust, Ser. 2019-2A, Class A, (1M USD LIBOR + 0.35%), 0.48%, due 10/15/2023	500,721	(b)(n)
620,000	Hyundai Auto Lease Securitization Trust, Ser. 2020-B, Class A2, 0.36%, due 1/17/2023	620,707	(n)
500,000	Hyundai Auto Receivables Trust, Ser. 2020-B, Class A2, 0.38%, due 3/15/2023	500,519
	Invitation Homes Trust
1,346,952	Ser. 2017-SFR2, Class A, (1M USD LIBOR + 0.85%), 0.98%, due 12/17/2036	1,346,952	(b)(n)
1,740,562	Ser. 2018-SFR1, Class A, (1M USD LIBOR + 0.70%), 0.83%, due 3/17/2037	1,736,998	(b)(n)
1,250,000	Jay Park CLO Ltd., Ser. 2019-1A, Class DR, (3M USD LIBOR + 5.20%), 5.42%, due 10/20/2027	1,227,843	(b)(n)
	JP Morgan Mortgage Acquisition Trust
1,182,730	Ser. 2006-CH1, Class M1, (1M USD LIBOR + 0.22%), 0.35%, due 7/25/2036	1,181,564	(b)
1,077,386	Ser. 2007-CH1, Class MV2, (1M USD LIBOR + 0.28%), 0.41%, due 11/25/2036	1,076,796	(b)
2,000,000	KKR CLO 16 Ltd., Ser. 2016, Class DR, (3M USD LIBOR + 6.75%), 6.97%, due 1/20/2029	1,993,993	(b)(n)
5,500,000	KKR CLO 25 Ltd., Ser. 2025, Class D, (3M USD LIBOR + 3.85%), 4.09%, due 4/15/2032	5,497,378	(b)(n)
49,418	Lending Point Asset Securitization Trust, Ser. 2020-1, Class A, 2.51%, due 2/10/2026	49,466	(n)
2,750,000	Madison Park Funding XXXIV Ltd., Ser. 2019-34A, Class E, (3M USD LIBOR + 6.75%), 6.97%, due 4/25/2031	2,750,140	(b)(n)
3,000,000	Madison Park Funding XXXV Ltd., Ser. 2019-35A, Class E, (3M USD LIBOR + 6.75%), 6.97%, due 4/20/2031	3,008,692	(b)(n)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)		VALUE

	Magnetite CLO Ltd.
$3,000,000	Ser. 2019-22A, Class D, (3M USD LIBOR + 3.65%), 3.89%, due 4/15/2031	$3,008,379	(b)(n)
250,000	Ser. 2018-20A, Class D, (3M USD LIBOR + 2.50%), 2.72%, due 4/20/2031	248,865	(b)(n)
250,000	Ser. 2018-20A, Class E, (3M USD LIBOR + 5.35%), 5.57%, due 4/20/2031	245,061	(b)(n)
1,000,000	Ser. 2015-12A, Class ER, (3M USD LIBOR + 5.68%), 5.92%, due 10/15/2031	958,901	(b)(n)
1,000,000	Magnetite XXVIII Ltd., Ser. 2020-28A, Class E, (3M USD LIBOR + 7.08%), 7.30%, due 10/25/2031	1,000,554	(b)(n)
500,000	Marble Point CLO XI Ltd., Ser. 2017-2A, Class D, (3M USD LIBOR + 2.80%), 3.02%, due 12/18/2030	471,310	(b)(n)
3,250,000	Mariner CLO LLC, Ser. 2019-1A, Class D, (3M USD LIBOR + 3.85%), 4.06%, due 4/30/2032	3,254,231	(b)(n)
	Marlette Funding Trust
893,489	Ser. 2019-4A, Class A, 2.39%, due 12/17/2029	900,689	(n)
272,227	Ser. 2020-1A, Class A, 2.24%, due 3/15/2030	273,744	(n)
560,000	Mercedes-Benz Auto Lease Trust, Ser. 2021-A, Class A2, 0.18%, due 3/15/2023	559,990
	Navient Student Loan Trust
18,628	Ser. 2019-1A, Class A1, (1M USD LIBOR + 0.33%), 0.46%, due 12/27/2067	18,630	(b)(n)
6,721,123	Ser. 2019-7A, Class A1, (1M USD LIBOR + 0.50%), 0.63%, due 1/25/2068	6,732,718	(b)(n)
750,000	Niagara Park CLO Ltd., Ser. 2019-1A, Class D, (3M USD LIBOR + 3.55%), 3.77%, due 7/17/2032	738,012	(b)(n)
	OCP CLO Ltd.
2,800,000	Ser. 2015-10A, Class CR, (3M USD LIBOR + 2.60%), 2.82%, due 10/26/2027	2,793,093	(b)(n)
3,800,000	Ser. 2017-14A, Class C, (3M USD LIBOR + 2.60%), 2.82%, due 11/20/2030	3,680,407	(b)(n)
1,800,000	Ser. 2017-14A, Class D, (3M USD LIBOR + 5.80%), 6.02%, due 11/20/2030	1,764,111	(b)(n)
1,000,000	Ser. 2018-15A, Class D, (3M USD LIBOR + 5.85%), 6.07%, due 7/20/2031	993,476	(b)(n)
3,200,000	Octagon Investment Partners 41 Ltd., Ser. 2019-2A, Class E, (3M USD LIBOR + 6.90%), 7.14%, due 4/15/2031	3,243,101	(b)(n)
1,000,000	OHA Credit Funding 3 Ltd., Ser. 2019-3A, Class D, (3M USD LIBOR + 3.55%), 3.77%, due 7/20/2032	1,000,699	(b)(n)
750,000	OHA Credit Partners XV Ltd., Ser. 2017-15A, Class D, (3M USD LIBOR + 2.45%), 2.67%, due 1/20/2030	725,066	(b)(n)
	Palmer Square CLO Ltd.
2,500,000	Ser. 2015-1A, Class DR2, (3M USD LIBOR + 6.25%), 6.46%, due 5/21/2029	2,470,364	(b)(n)
700,000	Ser. 2014-1A, Class DR2, (3M USD LIBOR + 5.70%), 5.92%, due 1/17/2031	673,981	(b)(n)
1,600,000	Ser. 2018-1A, Class D, (3M USD LIBOR + 5.15%), 5.37%, due 4/18/2031	1,513,409	(b)(n)
300,000	PPM CLO 3 Ltd., Ser. 2019-3A, Class D, (3M USD LIBOR + 3.70%), 3.92%, due 7/17/2030	299,964	(b)(n)
1,000,000	Riserva CLO Ltd., Ser. 2016-3A, Class ER, (3M USD LIBOR + 6.35%), 6.57%, due 10/18/2028	995,060	(b)(n)
234,438	Securitized Asset Backed Receivables LLC Trust, Ser. 2004-DO1, Class M1, (1M USD LIBOR + 0.98%), 1.11%, due 7/25/2034	232,263	(b)
265,849	SoFi Professional Loan Program LLC, Ser. 2017-E, Class A1, (1M USD LIBOR + 0.50%), 0.63%, due 11/26/2040	265,670	(b)(n)
1,000,000	Symphony CLO XXI Ltd., Ser. 2019-21A, Class D, (3M USD LIBOR + 3.65%), 3.89%, due 7/15/2032	999,988	(b)(n)
500,000	TCW CLO Ltd., Ser. 2017-1A, Class ER, (3M USD LIBOR + 6.75%), 6.96%, due 7/29/2029	501,809	(b)(n)
1,150,000	TICP CLO V Ltd., Ser. 2016-5A, Class ER, (3M USD LIBOR + 5.75%), 5.97%, due 7/17/2031	1,122,432	(b)(n)
3,500,000	TICP CLO VIII Ltd., Ser. 2017-8A, Class D, (3M USD LIBOR + 6.55%), 6.77%, due 10/20/2030	3,500,104	(b)(n)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)			VALUE

	$1,000,000	TICP CLO X Ltd., Ser. 2018-10A, Class E, (3M USD LIBOR + 5.50%), 5.72%, due 4/20/2031	$963,268	(b)(n)
	1,150,000	TICP CLO XIII Ltd., Ser. 2019-13E, Class E, (3M USD LIBOR + 6.75%), 6.99%, due 7/15/2032	1,154,622	(b)(n)
	1,300,000	TRESTLES CLO II Ltd., Ser. 2018-2A, Class D, (3M USD LIBOR + 5.75%), 5.97%, due 7/25/2031	1,236,243	(b)(n)
	1,200,000	TRESTLES CLO Ltd., Ser. 2017-1A, Class D, (3M USD LIBOR + 6.68%), 6.90%, due 7/25/2029	1,194,035	(b)(n)
	4,000,000	VERDE CLO, Ser. 2019-1A, Class D, (3M USD LIBOR + 3.80%), 4.04%, due 4/15/2032	4,003,687	(b)(n)
		Verizon Owner Trust
	590,000	Ser. 2019-A, Class A1B, (1M USD LIBOR + 0.33%), 0.46%, due 9/20/2023	590,924	(b)
	1,000,000	Ser. 2019-B, Class A1B, (1M USD LIBOR + 0.45%), 0.58%, due 12/20/2023	1,000,843	(b)
	339,568	Volkswagen Auto Loan Enhanced Trust, Ser. 2020-1, Class A2A, 0.93%, due 12/20/2022	340,395
		Voya CLO Ltd.
	250,000	Ser. 2018-3A, Class E, (3M USD LIBOR + 5.75%), 5.99%, due 10/15/2031	240,025	(b)(n)
	350,000	Ser. 2016-3A, Class DR, (3M USD LIBOR + 6.08%), 6.30%, due 10/18/2031	320,460	(b)(n)
	3,325,000	Westcott Park CLO Ltd., Ser. 2016-1A, Class ER, (3M USD LIBOR + 6.40%), 6.62%, due 7/20/2028	3,284,614	(b)(n)
	1,550,000	York CLO-2 Ltd., Ser. 2015-1A, Class DR, (3M USD LIBOR + 2.60%), 2.82%, due 1/22/2031	1,511,335	(b)(n)

		Total Asset-Backed Securities (Cost $160,299,665)	161,084,149

Foreign Government Securities 2.8%
	2,300,000	1MDB Global Investments Ltd., 4.40%, due 3/9/2023	2,300,726	(r)
		Angolan Government International Bond
	200,000	9.50%, due 11/12/2025	212,407	(r)
	2,175,000	9.38%, due 5/8/2048	2,152,989	(n)
		Argentine Republic Government International Bond
	5,982	1.00%, due 7/9/2029	2,483
	195,940	0.13%, due 7/9/2030	75,045	(w)
	650,000	Bahrain Government International Bond, 5.45%, due 9/16/2032	659,581	(n)
	944,619	Brazil Loan Trust 1, 5.48%, due 7/24/2023	989,498	(r)
		Brazil Notas do Tesouro Nacional
BRL	4,042,000	Ser. F, 10.00%, due 1/1/2023	803,945
BRL	4,000,000	Ser. F, 10.00%, due 1/1/2025	823,015
BRL	16,170,000	Ser. F, 10.00%, due 1/1/2029	3,392,154
		Colombian TES
COP	1,235,700,000	Ser. B, 5.75%, due 11/3/2027	367,405
COP	11,863,000,000	Ser. B, 6.00%, due 4/28/2028	3,544,027
COP	7,220,600,000	Ser. B, 7.25%, due 10/18/2034	2,222,544
		Costa Rica Government International Bond
	$200,000	4.25%, due 1/26/2023	197,502	(r)
	865,000	7.00%, due 4/4/2044	847,700	(n)
CZK	56,040,000	Czech Republic Government Bond, 0.25%, due 2/10/2027	2,483,587
		Dominican Republic International Bond
	$200,000	5.88%, due 4/18/2024	217,100	(r)
	1,025,000	6.85%, due 1/27/2045	1,206,937	(n)
	560,000	Ecuador Government International Bond, 0.50%, due 7/31/2030	298,200	(n)(w)
		Egypt Government International Bond
	200,000	5.58%, due 2/21/2023	210,913	(r)
	200,000	5.75%, due 5/29/2024	215,365	(r)
	200,000	5.25%, due 10/6/2025	213,321	(r)
	2,205,000	8.50%, due 1/31/2047	2,422,766	(n)(q)
	965,000	El Salvador Government International Bond, 9.50%, due 7/15/2052	1,005,530	(n)
	1,075,000	Finance Department Government of Sharjah, 4.00%, due 7/28/2050	1,084,438	(n)
	1,135,000	Gabon Government International Bond, 6.63%, due 2/6/2031	1,120,812	(n)

See Notes to Schedule of Investments

PRINCIPAL AMOUNT(a)			VALUE

		Ghana Government International Bond
	$200,000	6.38%, due 2/11/2027	$206,885	(r)
	1,105,000	10.75%, due 10/14/2030	1,465,451	(n)
	1,050,000	Indonesia Government International Bond, 5.25%, due 1/17/2042	1,358,437	(n)
		Indonesia Treasury Bond
IDR	85,253,000,000	6.13%, due 5/15/2028	6,076,198
IDR	55,908,000,000	8.25%, due 5/15/2029	4,482,443
IDR	26,460,000,000	7.00%, due 9/15/2030	1,976,843
		Ivory Coast Government International Bond
	$212,084	5.75%, due 12/31/2032	214,743	(r)(w)
	1,399,751	5.75%, due 12/31/2032	1,417,304	(n)(w)
		Mexican Bonos
MXN	85,416,700	Ser. M20, 7.50%, due 6/3/2027	4,764,151
MXN	75,340,000	Ser. M20, 8.50%, due 5/31/2029	4,486,367
MXN	25,070,000	Ser. M, 7.75%, due 11/13/2042	1,389,349
	$1,155,000	Mongolia Government International Bond, 5.63%, due 5/1/2023	1,214,138	(n)
	200,000	Namibia International Bonds, 5.50%, due 11/3/2021	204,604	(r)
		Oman Government International Bond
	206,000	4.13%, due 1/17/2023	209,255	(r)
	1,485,000	6.75%, due 1/17/2048	1,463,527	(n)
PEN	147,000	Peruvian Government International Bond, 6.95%, due 8/12/2031	51,896	(r)
	$203,578	Provincia de Cordoba, 7.13%, due 12/10/2025	150,648	(r)(w)
	370,000	Qatar Government International Bond, 3.88%, due 4/23/2023	396,903	(r)
		Republic of South Africa Government Bond
ZAR	14,264,866	Ser. R186, 10.50%, due 12/21/2026	1,112,653
ZAR	52,039,335	8.25%, due 3/31/2032	3,109,648
ZAR	7,500,000	8.88%, due 2/28/2035	438,081
ZAR	20,621,129	9.00%, due 1/31/2040	1,161,184
EUR	53,000	Romanian Government International Bond, 2.75%, due 2/26/2026	71,029	(r)
		Russian Federal Bond - Obligatsyi Federal’novo Zaima
RUB	88,362,000	7.10%, due 10/16/2024	1,238,070
RUB	120,000,000	7.95%, due 10/7/2026	1,753,974
RUB	304,181,000	7.05%, due 1/19/2028	4,268,221
RUB	44,181,000	7.70%, due 3/23/2033	642,166
		Sri Lanka Government International Bond
	$302,000	6.85%, due 3/14/2024	191,719	(r)
	200,000	6.35%, due 6/28/2024	126,226	(r)
	255,000	7.85%, due 3/14/2029	153,956	(n)
		Turkey Government Bond
TRY	11,813,158	10.70%, due 8/17/2022	1,533,705
TRY	20,173,297	12.40%, due 3/8/2028	2,712,839
		Turkey Government International Bond
	$400,000	5.75%, due 3/22/2024	421,200
	200,000	4.25%, due 3/13/2025	200,481
		Turkiye Ihracat Kredi Bankasi AS
	360,000	5.38%, due 10/24/2023	364,950	(r)
	200,000	8.25%, due 1/24/2024	216,860	(n)
		Ukraine Government International Bond
	200,000	8.99%, due 2/1/2024	224,750	(r)
	1,785,000	7.25%, due 3/15/2033	1,896,420	(n)
	100,000	Ukreximbank Via Biz Finance PLC, 9.63%, due 4/27/2022	104,232	(r)
	1,295,300	Venezuela Government International Bond, 8.25%, due 10/13/2024	119,815	(r)(y)

		Total Foreign Government Securities (Cost $86,096,135)	82,661,311

See Notes to Schedule of Investments

NUMBER OF SHARES		VALUE

Short-Term Investments 16.8%
Investment Companies 16.8%
468,423,466	State Street Institutional U.S. Government Money Market Fund Premier Class, 0.03%(z)	$468,423,466	(l)
22,939,620	State Street Navigator Securities Lending Government Money Market Portfolio, 0.06%(z)	22,939,620	(aa)

	Total Short-Term Investments (Cost $491,363,086)	491,363,086

	Total Investments 122.4% (Cost $3,512,109,571)	3,587,891,940
	Liabilities Less Other Assets (22.4)%	(656,557,807	)(ab)(ac)
	Net Assets 100.0%	$2,931,334,133

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2021 and changes periodically.
(c)	Represents less than 0.05% of net assets of the Fund.
(d)	The stated interest rates represent the range of rates at January 31, 2021 of the underlying contracts within the Loan Assignment.
(e)	All or a portion of this security had not settled as of January 31, 2021 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(f)	All or a portion of this security was purchased on a delayed delivery basis.
(g)	Value determined using significant unobservable inputs.
(h)	Fixed coupon.
(i)	All or a portion of the security is pledged as collateral for futures.
(j)	Rate shown was the discount rate at the date of purchase.
(k)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(l)

All or a portion of this security is segregated in connection with obligations for to be announced securities, when-issued securities, swaps, futures, forward foreign currency contracts, bond forwards and/or delayed delivery securities with a total value of $852,338,902.

(m)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(n)

Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At January 31, 2021, these securities amounted to $851,087,643, which represents 29.0% of net assets of the Fund.

(o)

Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2021.

(p)

TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at January 31, 2021, amounted to $654,239,598, which represents 22.3% of net assets of the Fund.

(q)	The security or a portion of this security is on loan at January 31, 2021. Total value of all such securities at January 31, 2021 amounted to approximately $22,571,063 for the Fund.
(r)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at January 31, 2021 amounted to $51,804,280, which represents 1.8% of net assets of the Fund.

(s)	When-issued security. Total value of all such securities at January 31, 2021 amounted to $9,186,057, which represents 0.3% of net assets of the Fund.
(t)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(u)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(v)	Payment-in-kind (PIK) security.

See Notes to Schedule of Investments

(w)

Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of January 31, 2021.

(x)

Security fair valued as of January 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2021, amounted to approximately $2,660,000, which represents approximately 0.1% of net assets of the Fund.

(y)	Defaulted security.
(z)	Represents 7-day effective yield as of January 31, 2021.
(aa)	Represents investment of cash collateral received from securities lending.
(ab)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2021.
(ac)	As of January 31, 2021, the value of unfunded loan commitments was $1,236,925 for the Fund (see Notes to Schedule of Investments).

See Notes to Schedule of Investments

POSITIONS BY COUNTRY

Country	Investments at Value	Percentage of Net Assets
United States	$2,598,829,761	88.6%
Cayman Islands	130,747,869	4.5%
United Kingdom	83,858,761	2.9%
Mexico	29,881,701	1.0%
Canada	25,429,095	0.9%
Luxembourg	20,264,676	0.7%
France	17,931,090	0.6%
Ireland	16,289,121	0.6%
Brazil	15,517,937	0.5%
Belgium	14,241,363	0.5%
Indonesia	13,893,921	0.5%
Switzerland	12,635,015	0.4%
Colombia	11,089,436	0.4%
Russia	9,977,932	0.4%
Netherlands	8,444,722	0.3%
South Africa	7,356,808	0.3%
Spain	6,672,376	0.2%
Turkey	5,652,715	0.2%
Zambia	4,907,740	0.2%
United Arab Emirates	4,201,022	0.2%
Malaysia	3,868,300	0.1%
Sweden	3,757,500	0.1%
Germany	3,670,591	0.1%
Peru	3,572,272	0.1%
China	3,408,363	0.1%
Egypt	3,062,365	0.1%
India	3,057,169	0.1%
Oman	2,909,975	0.1%
Czech Republic	2,483,587	0.1%
Angola	2,365,396	0.1%
Ukraine	2,225,402	0.1%
Israel	1,934,086	0.1%
Ghana	1,672,336	0.1%
Cote D’Ivoire	1,632,047	0.1%
Mongolia	1,430,834	0.1%
Dominican Republic	1,424,037	0.1%
Hong Kong	1,359,713	0.1%
Argentina	1,348,680	0.0	%(a)
Nigeria	1,332,329	0.0	%(a)
Thailand	1,133,650	0.0	%(a)
Gabon	1,120,812	0.0	%(a)
Costa Rica	1,045,202	0.0	%(a)
El Salvador	1,005,530	0.0	%(a)
Macau	989,526	0.0	%(a)
Bahrain	955,834	0.0	%(a)
Australia	944,542	0.0	%(a)
Qatar	801,902	0.0	%(a)
Kazakhstan	638,337	0.0	%(a)
Italy	633,666	0.0	%(a)
Korea	496,555	0.0	%(a)
Azerbaijan	481,500	0.0	%(a)
Sri Lanka	471,901	0.0	%(a)
Ecuador	298,200	0.0	%(a)
Kuwait	223,100	0.0	%(a)
Supranational	213,848	0.0	%(a)
Philippines	211,604	0.0	%(a)
Namibia	204,604	0.0	%(a)
Hungary	129,654	0.0	%(a)
Venezuela	119,815	0.0	%(a)
Romania	71,029	0.0	%(a)
Short-Term Investments and Other Liabilities -Net	(165,194,721)	(5.6)%
	$2,931,334,133	100.0%

(a)           Represents less than 0.05% of net assets of the Fund.

See Notes to Schedule of Investments

Derivative Instruments

Futures contracts (“futures”)

At January 31, 2021, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2021	434	Euro-Bobl	$71,233,537	$122,096
3/2021	4	Euro-Buxl Bond, 30 Year	1,074,234	(5,048)
3/2021	133	United Kingdom Long Gilt Bond	24,431,573	2,204
3/2021	65	U.S. Treasury Note, 2 Year	14,363,477	6,523
3/2021	4	U.S. Treasury Ultra Long Bond	818,875	(11,933)
Total Long Positions			$111,921,696	$113,842

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2021	432	Euro-Bobl	$(70,905,272)	$(111,058)
3/2021	164	Euro-Bund	(35,276,671)	(99,513)
3/2021	133	United Kingdom Long Gilt Bond	(24,431,573)	(404)
3/2021	520	U.S. Treasury Note, 5 Year	(65,455,000)	48,750
3/2021	1,499	U.S. Treasury Note, 10 Year	(205,409,844)	1,223,219
3/2021	1,089	U.S. Treasury Note, Ultra 10 Year	(167,518,828)	2,819,817
3/2021	1,046	U.S. Treasury Ultra Bond	(214,135,813)	11,834,619
Total Short Positions			$(783,133,001)	$15,715,430
Total Futures				$15,829,272

At January 31, 2021, the Fund had securities pledged in the amount of $12,987,126 to cover collateral requirements on open futures.

Forward foreign currency contracts (“forward FX contracts”)

At January 31, 2021, open forward FX contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
930,938	BRL	170,006	USD	GSI	2/2/2021	$140
6,768,941	BRL	1,236,133	USD	JPM	2/2/2021	1,017
623,110	BRL	109,822	USD	CITI	3/2/2021	3,972
843,249	BRL	152,332	USD	HSBC	3/2/2021	1,665
11,767,291	BRL	2,087,287	USD	MS	3/2/2021	61,695
173,082	USD	930,938	BRL	GSI	2/2/2021	2,936
1,252,916	USD	6,768,941	BRL	JPM	2/2/2021	15,766
260,000	USD	1,412,034	BRL	GSI	2/17/2021	2,028
199,690,400	CLP	260,000	USD	GSI	2/17/2021	11,831
6,625,235,000	CLP	9,002,167	USD	GSI	3/3/2021	17,842
605,506,396	CLP	817,368	USD	CITI	3/17/2021	7,096
614,694,623	CLP	824,594	USD	GSI	3/17/2021	12,381
437,217,242	CLP	590,635	USD	MS	3/17/2021	4,685
285,166	USD	199,690,400	CLP	GSI	2/17/2021	13,335
1,512,556	USD	1,051,937,640	CLP	CITI	3/17/2021	80,226
9,142,988	CNH	1,384,114	USD	MS	2/18/2021	32,298
905,353	CNY	135,000	USD	CITI	2/8/2021	5,251
25,190,925,000	COP	6,915,644	USD	GSI	3/3/2021	134,717
208,026	USD	723,993,383	COP	GSI	3/17/2021	5,486
127,434	USD	437,609,878	COP	JPM	3/17/2021	5,012
3,164,837	CZK	145,000	USD	GSI	2/8/2021	2,571
166,437	CZK	7,635	USD	GSI	2/8/2021	125
11,566,890	CZK	442,548	EUR	GSI	3/22/2021	1,792
31,253,287	CZK	1,192,431	EUR	JPM	3/22/2021	8,871
1,262,666	CZK	48,334	EUR	JPM	3/22/2021	166
12,770,217	CZK	488,999	EUR	MS	3/22/2021	1,478
3,808,487	EUR	4,620,740	USD	JPM	2/3/2021	1,146

See Notes to Schedule of Investments

487,472	EUR	173,788,718	HUF	CITI	3/17/2021	1,655
731,857	EUR	260,211,932	HUF	GSI	3/17/2021	4,873
6,562,514	USD	5,341,895	EUR	JPM	2/3/2021	79,723
301,045	USD	245,240	EUR	JPM	2/3/2021	3,428
76,457	USD	61,932	EUR	JPM	2/3/2021	1,298
360,742	USD	296,979	EUR	JPM	2/3/2021	335
410,116	USD	337,660	EUR	JPM	3/3/2021	90
284,579	USD	231,000	EUR	CITI	4/7/2021	3,845
205,507	USD	168,495	EUR	CITI	4/20/2021	679
9,084,510	USD	7,443,763	EUR	GSI	4/20/2021	35,630
2,065,395	GBP	2,815,726	USD	GSI	4/20/2021	15,363
720,245	GBP	981,901	USD	GSI	4/20/2021	5,357
337,023,666	HUF	932,692	EUR	SCB	3/17/2021	12,154
9,854,057,146	IDR	697,435	USD	GSI	2/3/2021	4,814
11,855,330,392	IDR	838,544	USD	HSBC	2/3/2021	6,326
327,480,000	INR	4,449,880	USD	GSI	2/3/2021	38,625
327,480,000	INR	4,464,926	USD	GSI	3/3/2021	9,933
109,545,269	INR	1,481,082	USD	HSBC	4/8/2021	5,781
164,389,400	KRW	145,000	USD	CITI	2/8/2021	2,003
994,474,839	KRW	888,392	USD	HSBC	2/16/2021	937
2,237,483	USD	2,480,250,000	KRW	GSI	2/3/2021	20,095
145,000	USD	160,019,100	KRW	GSI	2/8/2021	1,905
3,960	USD	4,370,300	KRW	GSI	2/8/2021	52
10,200,302	MXN	482,147	USD	CITI	2/5/2021	15,344
16,010,277	MXN	747,467	USD	GSI	2/5/2021	33,390
3,718,390	MXN	175,741	USD	GSI	2/5/2021	5,613
9,202,113	USD	186,075,000	MXN	GSI	2/3/2021	124,841
9,200,930	USD	186,075,000	MXN	GSI	2/3/2021	123,658
3,401,740	USD	68,826,003	MXN	JPM	2/3/2021	44,211
102,771	USD	2,043,190	MXN	CITI	2/5/2021	3,120
1,788,164	USD	35,735,922	MXN	HSBC	2/5/2021	45,244
164,627	USD	3,316,762	MXN	SCB	2/5/2021	2,861
5,526,127	MYR	1,356,005	USD	GSI	2/22/2021	6,212
486,902	MYR	119,656	USD	GSI	2/22/2021	368
888,030	USD	3,222,127	PEN	GSI	4/16/2021	2,367
600,457	USD	2,176,358	PEN	JPM	4/16/2021	2,244
45,422	RON	9,294	EUR	CITI	3/9/2021	7
37,638	RON	7,701	EUR	CITI	3/9/2021	7
9,426,951	RON	1,921,319	EUR	HSBC	3/30/2021	7,962
800,946,745	RUB	10,540,285	USD	GSI	3/3/2021	20,205
1,348,227	USD	100,191,430	RUB	GSI	4/16/2021	33,853
886,327	USD	65,925,007	RUB	GSI	4/16/2021	21,482
416,245	USD	30,918,647	RUB	GSI	4/16/2021	10,634
6,720,407	TRY	831,569	USD	CITI	3/5/2021	74,963
6,466,263	TRY	799,498	USD	CITI	3/5/2021	72,751
2,360,416	TRY	293,093	USD	CITI	3/5/2021	25,309
5,013,770	TRY	616,594	USD	CITI	3/8/2021	58,875
1,764,716	TRY	227,309	USD	GSI	3/8/2021	10,438
983,663	TRY	121,834	USD	HSBC	3/8/2021	10,688
3,774,483	TRY	467,284	USD	MS	3/8/2021	41,225
160,727	USD	2,358,203	ZAR	JPM	2/5/2021	4,882
1,026,834	USD	15,536,724	ZAR	JPM	2/5/2021	68
11,197,596	ZAR	691,555	USD	CITI	2/5/2021	48,453
14,311,492	ZAR	928,926	USD	CITI	2/5/2021	16,869
11,865,818	ZAR	776,735	USD	CITI	2/5/2021	7,434
7,746,845	ZAR	509,006	USD	GSI	2/5/2021	2,955
22,094,851	ZAR	1,346,278	USD	SCB	2/5/2021	113,891
70,545,000	ZAR	4,606,960	USD	GSI	3/3/2021	37,712
Total unrealized appreciation						$1,720,565

2,879,654	BRL	543,895	USD	SCB	2/2/2021	(17,585)
4,820,225	BRL	931,913	USD	GSI	2/2/2021	(50,927)
1,412,034	BRL	265,985	USD	GSI	2/17/2021	(8,012)
850,545	BRL	160,994	USD	SCB	3/2/2021	(5,664)
719,274	BRL	138,969	USD	CITI	3/2/2021	(7,612)
1,178,923	BRL	232,694	USD	CITI	3/2/2021	(17,396)
1,341,561	BRL	256,856	USD	GSI	3/2/2021	(11,856)
2,694,805	BRL	512,652	USD	GSI	3/2/2021	(20,517)
2,340,565	BRL	451,785	USD	GSI	3/2/2021	(24,344)
930,938	BRL	172,764	USD	GSI	4/5/2021	(2,905)
525,878	USD	2,879,654	BRL	SCB	2/2/2021	(433)

See Notes to Schedule of Investments

880,262	USD	4,820,225	BRL	GSI	2/2/2021	(724)
6,625,235,000	CLP	9,274,884	USD	GSI	2/3/2021	(258,391)
434,900,871	CLP	592,468	USD	CITI	3/17/2021	(302)
641,482,579	CLP	875,147	USD	CITI	3/17/2021	(1,697)
8,998,499	USD	6,625,235,000	CLP	GSI	2/3/2021	(17,993)
864,036	USD	641,546,500	CLP	CITI	3/17/2021	(9,501)
135,000	USD	890,900	CNY	CITI	2/8/2021	(3,012)
2,190	USD	14,452	CNY	GSI	2/8/2021	(48)
25,190,925,000	COP	7,246,685	USD	GSI	2/3/2021	(188,638)
6,380,019,984	COP	1,832,281	USD	GSI	3/17/2021	(47,447)
6,921,382	USD	25,190,925,000	COP	GSI	2/3/2021	(136,664)
145,000	USD	3,331,274	CZK	CITI	2/8/2021	(10,332)
1,245,795	USD	26,911,481	CZK	CITI	3/31/2021	(9,265)
6,278,370	DKK	1,027,891	USD	GSI	4/20/2021	(1,971)
759,238	EUR	935,095	USD	CITI	2/3/2021	(13,703)
245,647	EUR	298,732	USD	JPM	2/3/2021	(621)
218,358	EUR	265,644	USD	JPM	2/3/2021	(650)
387,413	EUR	471,669	USD	JPM	2/3/2021	(1,514)
1,018,867	EUR	1,239,776	USD	JPM	2/3/2021	(3,304)
1,212,535	EUR	1,477,088	USD	GSI	4/20/2021	(3,090)
2,645,517	EUR	3,222,718	USD	GSI	4/20/2021	(6,742)
7,403,437	EUR	9,018,726	USD	GSI	4/20/2021	(18,869)
677,580	EUR	3,065,184	PLN	CITI	3/5/2021	(333)
1,203,907	EUR	5,481,630	PLN	CITI	3/5/2021	(10,121)
16,915	EUR	83,060	RON	JPM	3/9/2021	(111)
1,926,651	EUR	9,426,951	RON	CITI	3/30/2021	(1,483)
595,335	USD	491,964	EUR	CITI	2/3/2021	(1,700)
469,911	USD	387,490	EUR	CITI	3/3/2021	(625)
4,623,588	USD	3,808,487	EUR	JPM	3/3/2021	(1,124)
586,764	USD	484,342	EUR	JPM	3/3/2021	(1,381)
230,598	USD	169,005	GBP	GSI	4/20/2021	(1,062)
751,916	USD	549,603	GBP	GSI	4/20/2021	(1,438)
2,307,401	USD	1,687,761	GBP	GSI	4/20/2021	(6,056)
4,210,875	USD	3,077,882	GBP	GSI	4/20/2021	(8,055)
96,981,570	HUF	273,807	EUR	JPM	3/17/2021	(3,081)
1,521,149	USD	21,709,387,538	IDR	MS	2/3/2021	(25,969)
829,624	USD	11,855,330,392	IDR	HSBC	5/6/2021	(6,323)
4,479,891	USD	327,480,000	INR	GSI	2/3/2021	(8,614)
2,480,250,000	KRW	2,271,603	USD	GSI	2/3/2021	(54,215)
1,616,617,327	KRW	1,473,075	USD	GSI	2/16/2021	(27,382)
2,480,250,000	KRW	2,237,988	USD	GSI	3/3/2021	(20,022)
29,042,278	KZT	68,375	USD	JPM	3/25/2021	(437)
50,000,000	KZT	117,786	USD	JPM	3/25/2021	(821)
78,817,893	KZT	185,607	USD	MS	3/25/2021	(1,229)
416,538,880	KZT	965,887	USD	GSI	7/14/2021	(13,616)
65,347,849	KZT	151,778	USD	JPM	7/14/2021	(2,382)
68,826,003	MXN	3,442,557	USD	GSI	2/3/2021	(85,028)
186,075,000	MXN	9,200,930	USD	GSI	2/3/2021	(123,658)
186,075,000	MXN	9,307,101	USD	GSI	2/3/2021	(229,829)
7,156,076	MXN	357,230	USD	GSI	2/5/2021	(8,212)
6,651,363	MXN	333,825	USD	GSI	2/5/2021	(9,423)
4,125,611	MXN	204,906	USD	HSBC	2/5/2021	(3,691)
3,874,273	MXN	194,351	USD	JPM	2/5/2021	(5,394)
8,410,791	MXN	415,701	USD	MS	2/5/2021	(5,488)
186,075,000	MXN	9,173,939	USD	GSI	3/3/2021	(124,237)
68,826,003	MXN	3,391,017	USD	JPM	3/3/2021	(43,685)
35,735,922	MXN	1,764,501	USD	HSBC	6/4/2021	(43,966)
785,867	USD	16,719,322	MXN	GSI	2/5/2021	(29,571)
107,925	USD	2,331,887	MXN	HSBC	2/5/2021	(5,807)
5,203,090	PEN	1,446,532	USD	GSI	4/16/2021	(16,363)
2,382,178	PLN	529,608	EUR	CITI	2/26/2021	(3,357)
1,949,626	PLN	439,217	EUR	CITI	2/26/2021	(9,757)
3,012,406	PLN	672,127	EUR	MS	2/26/2021	(7,166)
1,092,151	PLN	246,123	EUR	CITI	3/5/2021	(5,583)
126,782	PLN	28,272	EUR	MS	3/5/2021	(285)
501,580	PLN	135,000	USD	CITI	2/8/2021	(341)
25,265	PLN	6,807	USD	GSI	2/8/2021	(25)
135,000	USD	526,844	PLN	CITI	2/8/2021	(6,442)
279,686,745	RUB	3,791,334	USD	GSI	2/3/2021	(95,955)
521,260,000	RUB	7,021,585	USD	GSI	2/3/2021	(134,404)
28,883,453	RUB	382,014	USD	CITI	4/16/2021	(3,103)
11,833,909	RUB	160,102	USD	GSI	4/16/2021	(4,858)

See Notes to Schedule of Investments

110,795,879	RUB	1,479,848	USD	GSI	4/16/2021	(26,358)
253,723,964	RUB	3,365,786	USD	GSI	4/16/2021	(37,276)
23,164,762	RUB	304,636	USD	HSBC	4/16/2021	(747)
4,549,604	RUB	60,678	USD	JPM	4/16/2021	(993)
40,963,056	RUB	550,061	USD	MS	4/16/2021	(12,682)
10,572,647	USD	800,946,745	RUB	GSI	2/3/2021	(9,913)
1,982,200	SGD	1,494,749	USD	CITI	4/19/2021	(2,612)
216,133	USD	1,636,391	TRY	HSBC	3/8/2021	(4,326)
278,212	USD	2,184,576	TRY	JPM	3/8/2021	(16,100)
43,999,209	UAH	1,506,822	USD	JPM	7/22/2021	(6,786)
4,624,385	USD	70,545,000	ZAR	GSI	2/3/2021	(39,058)
733,993	USD	12,112,568	ZAR	CITI	2/5/2021	(66,483)
777,018	USD	12,850,025	ZAR	CITI	2/5/2021	(72,194)
822,775	USD	12,792,502	ZAR	HSBC	2/5/2021	(22,636)
110,445	USD	1,798,781	ZAR	MS	2/5/2021	(8,430)
627,542	USD	9,767,799	ZAR	MS	2/5/2021	(17,977)
502,854	USD	7,746,845	ZAR	GSI	5/5/2021	(2,859)
70,545,000	ZAR	4,776,462	USD	GSI	2/3/2021	(113,019)
Total unrealized depreciation						$(2,565,386)
Total net unrealized depreciation						$(844,821)

Bond forward contracts (“bond forwards”)

At January 31, 2021, bond forwards for the Fund were as follows:

Counterparty	Reference Entity	Notional Amount		Expiration Date	Unrealized Appreciation/ (Depreciation)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 1/15/2030	USD	7,163,501	2/23/2021	$8,501
Total unrealized appreciation					$8,501
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 4/15/2022	USD	3,793,977	2/23/2021	$(6,023)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.63%, due 4/15/2023	USD	5,717,226	2/23/2021	(32,774)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.63%, due 1/15/2024	USD	4,486,269	2/23/2021	(13,731)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.25%, due 1/15/2025	USD	5,814,996	2/23/2021	(10,004)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.38%, due 1/15/2027	USD	4,723,068	2/23/2021	(6,932)
GSI	U.S. Treasury Inflation-Indexed Bonds, 3.88%, due 4/15/2029	USD	3,661,090	2/23/2021	(38,910)
GSI	U.S. Treasury Inflation-Indexed Bonds, 2.13%, due 2/15/2040	USD	1,071,794	2/23/2021	(3,206)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.38%, due 2/15/2044	USD	2,290,697	2/23/2021	(9,303)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.25%, due 2/15/2050	USD	2,301,776	2/23/2021	(23,224)
Total unrealized depreciation					$(144,107)
Total net unrealized depreciation					$(135,606)

Credit default swap contracts (“credit default swaps”)

At January 31, 2021, the Fund had outstanding credit default swaps as follows:

Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Paid by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	CDX North American Investment Grade Index, Ser. 35 V.1	USD	10,000,000	1.00%	3M	12/20/2025	$(236,569)	$25,469	$(11,667)	$(222,767)

Centrally Cleared Credit Default Swaps — Sell Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Received by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	iTraxx Europe Crossover Ser. 34 V. 2	EUR	3,946,640	5.00%	3M	12/20/2025	$501,652	$(590)	$27,952	$529,014
ICE CC	CDX North American High Yield Index, Ser. 35 V.1	USD	7,500,000	5.00%	3M	12/20/2025	591,569	6,669	43,750	641,988
Total							$1,093,221	$6,079	$71,702	$1,171,002

See Notes to Schedule of Investments

Interest rate swap contracts (“interest rate swaps”)

At January 31, 2021, the Fund had outstanding interest rate swaps as follows:

Centrally cleared interest rate swaps

Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed-Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
LCH	AUD	10,000,000	Pay	6M BBR-BBSW	0.09%	6M/6M	1/27/2023	$(356)	$82	$(274)
LCH	AUD	2,000,000	Receive	6M BBR-BBSW	1.07%	6M/6M	1/27/2031	11,398	(220)	11,178
Total								$11,042	$(138)	$10,904

Inflation swap contracts (“inflation swaps”)

At January 31, 2021, the Fund had outstanding inflation swaps as follows:

Centrally cleared inflation swaps

Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed-Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
LCH	GBP	1,200,000	Pay	1D UK-RPI	3.40%	T/T	11/24/2030	$(29,425)	$18,262	$(11,163)

At January 31, 2021, the Fund had $390,939 deposited in a segregated account to cover margin requirements for centrally cleared swaps.

Total return swap contracts (“total return swaps”)

At January 31, 2021, the Fund had outstanding total return swaps as follows:

Over-the-counter total return swaps - Long (a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable-Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
GSI	iShares iBoxx $High Yield Corp. Bond ETF	USD	100,275,627	3/2/2021	0.83%	0.70%	1M USD LIBOR	T/1M	$553,273	$(38,918)	$514,355
GSI	iShares iBoxx $High Yield Corp. Bond ETF	USD	54,860,502	3/2/2021	0.83%	0.70%	1M USD LIBOR	T/1M	222,482	(21,325)	201,157
GSI	iShares iBoxx $High Yield Corp. Bond ETF	USD	16,787,123	3/2/2021	0.83%	0.70%	1M USD LIBOR	T/1M	24,224	(6,542)	17,682
GSI	iShares iBoxx $High Yield Corp. Bond ETF	USD	57,728,860	3/2/2021	0.83%	0.70%	1M USD LIBOR	T/1M	127,335	(22,480)	104,855
GSI	iShares iBoxx $High Yield Corp. Bond ETF	USD	28,864,473	3/2/2021	0.83%	0.70%	1M USD LIBOR	T/1M	117,589	(11,220)	106,369
GSI	iShares iBoxx $High Yield Corp. Bond ETF	USD	28,195,152	3/2/2021	0.83%	0.70%	1M USD LIBOR	T/1M	92,395	(10,968)	81,427
Total									$1,137,298	$(111,453)	$1,025,845

(a)              The Fund pays a specified rate based on a reference rate (e.g. LIBOR) plus or minus a spread, and receives the total return on the reference entity.

(b)             Effective rate at January 31, 2021.

At January 31, 2021, the Fund had cash collateral of $176,000, $520,000 and $310,000 received from Citibank, N.A., Goldman Sachs International and Morgan Stanley to cover collateral requirements on over-the-counter derivatives.

See Notes to Schedule of Investments

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of January 31, 2021:

Asset Valuation Inputs	Level 1	Level 2	Level 3(b)	Total
Investments:
Loan Assignments
Business Equipment & Services	$—	$28,072,424	$2,190,435	$30,262,859
Containers & Glass Products	—	6,835,923	1,007,475	7,843,398
Financial Intermediaries	—	12,421,175	159,000	12,580,175
Health Care	—	21,581,614	2,083,678	23,665,292
Industrial Equipment	—	5,517,550	706,989	6,224,539
Steel	—	864,424	880,244	1,744,668
Other Loan Assignments(a)	—	126,315,737	—	126,315,737
Total Loan Assignments	—	201,608,847	7,027,821	208,636,668
U.S. Treasury Obligations	—	188,066,913	—	188,066,913
U.S. Government Agency Securities	—	3,170,907	—	3,170,907
Mortgage-Backed Securities(a)	—	926,775,133	—	926,775,133
Corporate Bonds(a)	—	1,432,251,025	—	1,432,251,025
Convertible Bonds(a)	—	2,812,382	—	2,812,382
Municipal Notes(a)	—	91,070,366	—	91,070,366
Asset-Backed Securities	—	161,084,149	—	161,084,149
Foreign Government Securities	—	82,661,311	—	82,661,311
Short-Term Investments	—	491,363,086	—	491,363,086
Total Investments	$—	$3,580,864,119	$7,027,821	$3,587,891,940

(a)         The Schedule of Investments provides information on the industry, state/territory or sector categorization as well as a Positions by Country summary.

(b)         The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000’s omitted)	Beginning balance, as of 11/1/2020	Accrued discounts/ (premiums)	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 1/31/2021	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2021
Investments in Securities:
Loan Assignments(c)	$8,610	$5	$—	$177	$2,225	$(595)	$3,005	$(6,399)	$7,028	$141
Total	$8,610	$5	$—	$177	$2,225	$(595)	$3,005	$(6,399)	$7,028	$141

(c)              Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of January 31, 2021:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures(a)
Assets	$16,057,228	$—	$—	$16,057,228
Liabilities	(227,956)	—	—	(227,956)
Forward FX Contracts(a)
Assets	—	1,720,565	—	1,720,565
Liabilities	—	(2,565,386)	—	(2,565,386)
Bond Forwards(a)
Assets	—	8,501	—	8,501
Liabilities	—	(144,107)	—	(144,107)
Swaps
Assets	—	2,208,025	—	2,208,025
Liabilities	—	(234,204)	—	(234,204)
Total	$15,829,272	$993,394	$—	$16,822,666

(a)    Futures, forward FX contracts and bond forwards are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^           A balance indicated with a “—”, reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Schedule of Investments

January 31, 2021

Notes to Schedule of Investments Income Funds

(Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Core Bond Fund, Neuberger Berman Emerging Markets Debt Fund, Neuberger Berman Floating Rate Income Fund (“Floating Rate Income”), Neuberger Berman High Income Bond Fund (“High Income”), Neuberger Berman Municipal High Income Fund, Neuberger Berman Municipal Impact Fund, Neuberger Berman Municipal Intermediate Bond Fund, Neuberger Berman Short Duration Bond Fund and Neuberger Berman Strategic Income Fund (“Strategic Income”), (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — unadjusted quoted prices in active markets for identical investments

•                  Level 2 — other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•                  Level 3 — unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities and exchange-traded funds, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:

Corporate Bonds. Inputs used to value corporate debt securities generally include relative credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available (“Other Market Information”).

Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and Other Market Information, which may include benchmark curves, trade execution data, and sensitivity analysis, when available.

U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments Income Funds

(Unaudited) (cont’d)

U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.

Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.

High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.

Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.

Emerging Markets Debt and Foreign Government Securities. Inputs used to value emerging markets debt and foreign government securities generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.

The value of forward foreign currency contracts is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).

The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).

The value of bond forward contracts is determined by Management by obtaining valuations from independent pricing services using a model that considers the current price of the underlying bond and the forward curve (Level 2 inputs).

The value of interest rate swaps are determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (Level 2 inputs).

The value of inflation swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying inflation rates including forward inflation expectation rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying forward inflation curve and reference rate (Level 2 inputs).

The value of total return swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).

The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies with readily determinable fair value are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Income Funds Board of Trustees (the “Board”) has approved in the

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments Income Funds

(Unaudited) (cont’d)

good-faith belief that the resulting valuation will reflect the fair value of the security.  Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.

The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Pricing & Reference Data LLC (“ICE”) to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The Funds may enter into certain credit agreements all or a portion of which may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. As of January 31, 2021, the value of unfunded loan commitments were $1,475,692, $603,419 and $1,236,925 for Floating Rate Income, High Income and Strategic Income, respectively, pursuant to the following loan agreements:

Floating Rate Income

Borrower	Principal Amount	Value
Cano Health LLC, Term Loan DD, (3M USD LIBOR + 0.50%), 0.50%, due 11/19/2027(a)	$185,687	$184,759
Endure Digital Inc., Term Loan DD, (USD LIBOR + 3.50%), due 1/29/2028(d)	181,128	180,563
Hertz Corporation, (The), Term Loan DIP DD, (3M USD LIBOR + 3.75%), 3.75%, due 12/31/2031(a)	581,085	593,538
Pro Mach Group, Inc., Term Loan DD, (3M USD LIBOR + 3.50%), 3.50%, due 3/7/2025(a)	165,954	172,592	(c)
Service Logic Acquisition, Inc., Term Loan DD, (3M USD LIBOR + 2.00%), 2.00%, due 10/29/2027(a)	95,082	95,439
Southern Veterinary Partners, LLC, Term Loan DD, (3M USD LIBOR + 4.00%), 4.00%, due 10/15/2027(a)	41,818	41,714	(c)
Therma Intermediate LLC, Term Loan DD, (3M USD LIBOR + 0.50%), 0.50%, 12/10/2027(b)	83,392	83,531
TricorBraun Holdings, Inc., Term Loan DD, (USD LIBOR + 3.25%), due 2/3/2028(d)	123,866	123,556	(c)

High Income

Borrower	Principal Amount	Value
Service Logic Acquisition, Inc., Term Loan DD, (3M USD LIBOR + 2.00%), 2.00%, due 10/29/2027(a)	$601,164	$603,419

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments Income Funds

(Unaudited) (cont’d)

Strategic Income

Borrower	Principal Amount	Value
Endure Digital Inc., Term Loan DD, (USD LIBOR + 3.50%), due 1/29/2028(d)	$208,890	$208,238
Hertz Corporation, (The), Term Loan DIP DD, (3M USD LIBOR + 3.75%), 3.75%, due 12/31/2031(a)	792,738	809,727
Pro Mach Group, Inc., Term Loan DD, (3M USD LIBOR + 3.50%), 3.50%, 3/7/2025(a)	210,538	218,960	(c)

(a)         Position is a delayed draw term loan which may be partially or fully unfunded. In accordance with the underlying credit agreement, the interest rate shown reflects the unfunded rate as of January 31, 2021.

(b)         This security has not settled as of January 31, 2021. In accordance with the underlying credit agreement, the interest rate shown reflects the unfunded rate as of January 31, 2021.

(c)          Value determined using significant unobservable inputs.

(d)         This security has not settled as of January 31, 2021 and thus may not have an interest rate in effect.

Other matters—Coronavirus: The outbreak of the novel coronavirus in many countries, which is a rapidly evolving situation, has, among other things, disrupted global travel and supply chains, and has adversely impacted global commercial activity, the transportation industry and commodity prices in the energy sector. The impact of this virus has negatively affected and may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility, in ways that cannot necessarily be foreseen at the present time. The rapid development and fluidity of this situation precludes any prediction as to its ultimate impact, which may have a continued adverse effect on economic and market conditions and trigger a period of global economic slowdown. Such conditions (which may be across industries, sectors or geographies) have impacted and may continue to impact the issuers of the securities held by the Funds.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments Income Funds

(Unaudited) (cont’d)

Legend

Benchmarks:

BBR-BBSW	=	Australian Bank Bill Swap Rate
BUBOR	=	Budapest Interbank Offer Rate
CETIP	=	Overnight Brazil
CLICP	=	Sinacofi Chile Interbank Rate Average
CNRR007	=	China Fixing Rate Repo Rates 7 Day
IBRCOL	=	Colombia Overnight Interbank Reference Rate
KLIBOR	-	Kuala Lumpur Interbank Offered Rate
JIBAR	=	Johannesburg Interbank Average Rate
LIBOR	=	London Interbank Offered Rate
MOSPRIME	=	Moscow Prime Offered Rate
PRIBOR	=	Prague Interbank Offer Rate
SOFR	=	Secured Overnight Financing Rate
TIIE	=	Mexican Interbank Equilibrium Interest Rate
UK-RPI	=	United Kingdom Retail Price Index
WIBOR	=	Poland Warsaw Interbank Offer Rate

Currency Abbreviations:
AUD	=	Australian Dollar
BRL	=	Brazilian Real
CLP	=	Chilean Peso
CNH(a)	=	Chinese Yuan Renminbi
CNY(a)	=	Chinese Yuan Renminbi
COP	=	Colombian Peso
CZK	=	Czech Koruna
DKK	=	Danish Krone
DOP	=	Dominican Peso
EGP	=	Egyptian Pound
EUR	=	Euro
GBP	=	Pound Sterling
GHS	=	Ghanaian Cedi
HUF	=	Hungarian Forint
IDR	=	Indonesian Rupiah
INR	=	Indian Rupee
KRW	=	South Korean Won
KZT	=	Kazakhstani Tenge
MXN	=	Mexican Peso
MYR	=	Malaysian Ringgit
PEN	=	Peruvian Nuevo Sol
PHP	=	Philippine Peso
PLN	=	Polish Zloty
RON	=	New Romanian Leu
RUB	=	Russian Ruble
SGD	=	Singapore Dollar
THB	=	Thai Baht
TRY	=	Turkish Lira
UAH	=	Ukraine Hryvnia
USD	=	United States Dollar
UYU	=	Uruguayan Peso
ZAR	=	South African Rand

Non-Deliverable Forward Contracts:
BRL	=	Brazilian Real
CLP	=	Chilean Peso
COP	=	Colombian Peso
IDR	=	Indonesian Rupiah
KRW	=	South Korean Won
KZT	=	Kazakhstani Tenge
MYR	=	Malaysian Ringgit
PEN	=	Peruvian Nuevo Sol
PHP	=	Philippine Peso
RUB	=	Russian Ruble
SGD	=	Singapore Dollar
UAH	=	Ukraine Hryvnia

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Notes to Schedule of Investments Income Funds

(Unaudited) (cont’d)

Counterparties:
CITI	=	Citibank, N.A.
GSI	=	Goldman Sachs International
HSBC	=	HSBC Bank plc
JPM	=	JPMorgan Chase Bank N.A.
MS	=	Morgan Stanley Capital Services LLC
SCB	=	Standard Chartered Bank
SSB	=	State Street Bank and Trust Company

Clearinghouses:
CME	=	CME Group, Inc.
ICE CC	=	ICE Clear Credit LLC
LCH	=	LCH Clearnet Limited

Index Periods/Payment Frequencies:
1D	=	1 Day
7D	=	7 Days
28D	=	28 Days
1M	=	1 Month
2M	=	2 Months
3M	=	3 Months
6M	=	6 Months
1W	=	1 Week
1Y	=	1 Year
T	=	Termination

(a)

There is one official currency held in China, the Chinese Yuan Renminbi. CNY is traded onshore, in mainland China and CNH is traded offshore, mainly in the Hong Kong market, each at a different exchange rate.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.